UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4681

Name of Registrant:	Vanguard Bond Index Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2006 - December 31, 2006

Item 1:	Reports to Shareholders

Vanguard® Bond Index Funds

> Annual Report

December 31, 2006

Vanguard Total Bond Market Index Fund

Vanguard Short-Term Bond Index Fund

Vanguard Intermediate-Term Bond Index Fund

Vanguard Long-Term Bond Index Fund

>	Over the past 12 months, the Vanguard Bond Index Funds provided returns ranging from 2.7% to 4.3% for the Investor Shares.

>	The funds’ returns were in line with those of their market segments, as measured by their target indexes.

>	Although the fixed-income markets featured a number of unusual developments, returns were typical of (if a bit below) long-term averages.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	2
Total Bond Market Index Fund	8
Short-Term Bond Index Fund	25
Intermediate-Term Bond Index Fund	39
Long-Term Bond Index Fund	54
About Your Fund’s Expenses	70
Glossary	72

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2006
Total
Returns
Vanguard Total Bond Market Index Fund
Investor Shares	4.3%
Admiral™ Shares[1]	4.4
Signal Shares[2]	2.2[3]
Institutional Shares[4]	4.4
Lehman Aggregate Bond Index	4.3
Average Intermediate-Term Investment Grade Debt Fund[5]	4.1

Vanguard Short-Term Bond Index Fund
Investor Shares	4.1%
Admiral Shares[1]	4.2
Lehman 1–5 Year Government/Credit Index	4.2
Average 1–5 Year Investment Grade Debt Fund[5]	4.0

Vanguard Intermediate-Term Bond Index Fund
Investor Shares	3.9%
Admiral Shares[1]	4.0
Institutional Shares[4]	4.4[6]
Lehman 5–10 Year Government/Credit Index	3.8
Average Intermediate-Term Investment Grade Debt Fund[5]	4.1

Vanguard Long-Term Bond Index Fund
Investor Shares	2.7%
Institutional Shares[4]	3.9[7]
Lehman Long Government/Credit Index	2.7
Average Corporate A-Rated Debt Fund[5]	3.9

1	A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.
2	Signal Shares also carry lower costs and are available to certain institutional shareholders who meet specific administrative, service, and account-size criteria.
3	Since inception: September 1, 2006.
4

This class of shares also carries low expenses and is available for a minimum investment of $5 million for the Total Bond Market Index Fund or $25 million for the Intermediate- and Long-Term Bond Index Funds.

5	Derived from data provided by Lipper Inc.
6	Since inception: January 26, 2006.
7	Since inception: February 2, 2006.

Chairman’s Letter

Dear Shareholder,

The returns of the Vanguard Bond Index Funds’ Investor Shares fell within a narrow range for the 12-month period, from the Long-Term Bond Index Fund’s 2.7% return to the 4.3% return of the Total Bond Market Index Fund. (After the start of the year, we introduced Institutional Shares for the Intermediate- and Long-Term Bond Index Funds and Signal Shares for the Total Bond Market Index Fund.) The funds’ returns were in line with those of their target indexes.

Yields moved higher in an unusual interest rate environment. The funds’ year-end yields, as well as the components of their 2006 total returns, appear on page 4.

Bond market featured unusual developments

During the first half of 2006, interest rates, particularly short-term interest rates, climbed rapidly as the Federal Reserve Board extended its rate-boosting campaign. The Fed raised its target for the federal funds rate four times, to 5.25%. The Fed then paused, and during the second half of the year, short-term rates stabilized. As inflation fears eased, however, long-term yields drifted below the yield of the 3-month U.S. Treasury bill—an inversion of the usual relationship.

In addition to unusual interest rate dynamics, the bond market also featured shrinking risk premiums. Strong corporate fundamentals and a ready supply of cash-rich lenders helped compress the difference between the yields of virtually risk-free U.S. Treasury bonds and the rates paid by corporate borrowers. In fact, the riskiest bonds generated the best returns, as investors bid up prices (depressing yields) in a market that exacted few penalties for risk-taking.

Over the full 12 months, the broad taxable bond market returned 4.3%, with corporate bonds outperforming government bonds.

Strong second half pushed stocks to new high

Beginning in mid-July, stocks climbed steadily through the remainder of the year, with the Dow Jones Industrial Average setting a record high on December 27. For the year, the broad

U.S. stock market gained 15.9%. Despite a soft housing sector and ongoing troubles within the U.S. auto industry, the economy continued to grow and corporate profits remained strong.

As expected, fund performance reflected market dynamics

During the past 12 months, the performance of the Vanguard Bond Index Funds largely reflected surprising shifts in interest rates. Despite the tortuous back and forth of bond yields and prices, the funds’ 12-month returns were consistent with, if a bit below, the bond market’s historical averages.

During the first half of 2006, the sharp rise in interest rates depressed the share prices of all four bond portfolios. Although

Market Barometer
	Average Annual Total Returns
	Periods Ended December 31, 2006
	One Year	Three Years	Five Years
Bonds
Lehman Aggregate Bond Index (Broad taxable market)	4.3%	3.7%	5.1%
Lehman Municipal Bond Index	4.8	4.3	5.5
Citigroup 3-Month Treasury Bill Index	4.8	3.0	2.3

Stocks
Russell 1000 Index (Large-caps)	15.5%	11.0%	6.8%
Russell 2000 Index (Small-caps)	18.4	13.6	11.4
Dow Jones Wilshire 5000 Index (Entire market)	15.9	11.5	7.6
MSCI All Country World Index ex USA (International)	27.2	21.8	16.9

CPI
Consumer Price Index	2.5%	3.1%	2.7%

prices recovered somewhat in the second half, all four funds produced modestly negative capital returns for the full 12 months. The longer-term, more interest rate-sensitive funds experienced the sharpest declines. The Long-Term Bond Index Fund, for example, posted a capital return of –2.6%, compared with –0.3% for the Short-Term Bond Index Fund. Interest income more than offset the negative capital returns, producing 12-month total returns for the Investor Shares that ranged from a high of 4.3% for the Total Bond Market Index Fund to a low of 2.7% for the Long-Term Bond Index Fund.

Although they have similar interest rate sensitivity, the Total Bond Market Index Fund returned a bit more than the Intermediate-Term Bond Index Fund. The difference largely reflected the Total Bond Market Index Fund’s 35% allocation to strongly performing mortgage-backed securities, which aren’t held by the intermediate-term fund.

Compared with all-Treasury portfolios, shrinking risk premiums modestly boosted the performance of the Vanguard Bond Index Funds, which hold both government and corporate securities. For example, the Short-Term Bond Index Fund returned 4.1%, compared with the 3.8% return of the all-Treasury Lehman 1–5 Year Treasury Index (which also has no expenses). The remaining three funds also outperformed all-Treasury indexes of similar maturities.

Your portfolio’s advisor, Vanguard Fixed Income Group, captured the market’s return in all four funds, a tribute to its disciplined portfolio construction and

Yields and Returns
			Components of Total Returns
	Yields at Year-End		Year Ended December 31, 2006
Index Fund (Investor Shares)	2005	2006	Capital	Income	Total
Total Bond Market	4.75%	4.96%	–0.7%	5.0%	4.3%
Short-Term Bond	4.55	4.76	–0.3	4.4	4.1
Intermediate-Term Bond	4.88	4.96	–1.1	5.0	3.9
Long-Term Bond	5.06	5.31	–2.6	5.3	2.7

execution methodologies. This market-tracking performance also reflects the funds’ low costs, which leave more of their returns to compound in your account

Long-term performance is built on enduring strengths

These same characteristics—disciplined management and low costs—have also produced excellent long-term performance. For the most recent ten-year period, the funds’ annualized results have come within 0.2 percentage point of their benchmark results. Returns have ranged from an annualized 7.7% for the Long-Term Bond Index Fund to 5.1% for the Short-Term Bond Index Fund.

The funds have also outperformed the average returns of their peer groups for the 10-year period. The funds won’t beat their peer groups every year, of course. Indeed, in 2006, the returns of the Intermediate- and Long-Term Bond Index Funds were a bit below their peer-group averages. But over time we expect the Vanguard Bond Index Funds’ broad diversification, disciplined management, and low costs to make them a tough bogey for even the most talented fixed income managers to reach.

On its 20th anniversary, bond indexing is going strong

On December 11, 2006, Vanguard Total Bond Market Index Fund, the world’s first bond index mutual fund, celebrated its 20th anniversary. Less than a decade after the fund’s inception, Vanguard created the Short-, Intermediate-, and Long-Term Bond Index Funds. All four portfolios have delivered distinguished performance,

Total Returns
Ten Years Ended December 31, 2006
		Average
	Vanguard	Comparable	Target
Index Fund (Investor Shares)	Fund	Fund[1]	Index
Total Bond Market	6.0%	5.4%	6.2%
Short-Term Bond	5.1	4.5	5.3
Intermediate-Term Bond	6.5	5.4	6.7
Long-Term Bond	7.7	5.4	7.7

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

1	Derived from data provided by Lipper Inc.

benefiting from the same strengths that have made Vanguard a leader in stock indexing: talented teams, disciplined portfolio management, and low costs.

Vanguard’s broad range of bond and stock index funds is more than an example of our indexing expertise. The variety of funds also underscores one of our core investment beliefs: the need for balance among the different asset classes and diversification within them. Selecting a mix of stock and bond funds—index, active, or some combination of the two—appropriate for your circumstances is a key to successful long-term investing.

Over time, a balanced and diversified approach gives you the opportunity to participate in the stock market’s long-term growth potential, while tempering its episodic volatility with a fixed income anchor.

Thank you for investing with Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

January 16, 2007

Expense Ratios[1]
Your fund compared with its peer group
	Investor	Admiral	Signal	Institutional	Peer
Index Fund	Shares	Shares	Shares	Shares	Group
Total Bond Market	0.20%	0.11%	0.11%[2]	0.07%	0.99%
Short-Term Bond	0.18	0.11	—	—	0.96
Intermediate-Term Bond	0.18	0.11	—	0.08[2]	0.99
Long-Term Bond	0.18	—	—	0.08[2]	1.13

1

Fund expense ratios reflect the 12 months ended December 31, 2006. Peer groups are: for the Total Bond Market Index Fund and Intermediate-Term Bond Index Fund, the Average Intermediate-Term Investment Grade Debt Fund; for the Short-Term Bond Index Fund, the Average 1–5 Year Investment Grade Debt Fund; and for the Long-Term Bond Index Fund, the Average Corporate A-Rated Debt Fund. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2005.

2

Annualized. Inception dates for Total Bond Market Index Fund Signal Shares, September 1, 2006; for Intermediate-Term Bond Index Fund Institutional Shares, January 26, 2006; for Long-Term Bond Index Fund Institutional Shares, February 2, 2006.

Your Fund’s Performance at a Glance
December 31, 2005–December 31, 2006

			Distributions Per Share
	Starting	Ending
	Share	Share	Income	Capital	SEC
Index Fund	Price	Price	Dividends	Gains	Yield
Total Bond Market
Investor Shares	$10.06	$9.99	$0.485	$0.000	4.96%
Admiral Shares	10.06	9.99	0.494	0.000	5.05
Signal Shares	9.94[1]	9.99	0.166	0.000	5.04
Institutional Shares	10.06	9.99	0.498	0.000	5.09
Short-Term Bond
Investor Shares	$9.92	$9.89	$0.426	$0.000	4.76%
Admiral Shares	9.92	9.89	0.433	0.000	4.83
Intermediate-Term Bond
Investor Shares	$10.36	$10.25	$0.499	$0.000	4.96%
Admiral Shares	10.36	10.25	0.506	0.000	5.03
Institutional Shares	10.29[2]	10.25	0.473	0.000	5.06
Long-Term Bond
Investor Shares	$11.84	$11.53	$0.603	$0.000	5.31%
Institutional Shares	11.66[3]	11.53	0.559	0.000	5.41

1	Share price at inception; September 1, 2006.
2	Share price at inception; January 26, 2006.
3	Share price at inception; February 2, 2006.

Total Bond Market Index Fund

Fund Profile

As of December 31, 2006

Financial Attributes
		Target
	Fund	Index[1]
Number of Issues	2,801	7,134
Yield		—
Investor Shares	5.0%
Admiral Shares	5.1%
Signal Shares	5.0%
Institutional Shares	5.1%
Yield to Maturity	5.3%[2]	5.4%
Average Coupon	5.5%	5.4%
Average Effective Maturity	6.9 years	7.0 years
Average Quality[3]	Aa1	Aa1
Average Duration	4.5 years	4.5 years
Expense Ratio		—
Investor Shares	0.20%
Admiral Shares	0.11%
Signal Shares	0.11%[4]
Institutional Shares	0.07%
Short-Term Reserves	0%	—

Sector Diversification[5] (% of portfolio)

Asset-Backed/Commercial Mortgage-Backed	6%
Finance	9
Foreign	3
Government Mortgage-Backed	35
Industrial	9
Treasury/Agency	36
Utilities	2

Volatility Measures[6]
Fund versus
Target Index[1]
R-Squared	1.00
Beta	1.01

Distribution by Maturity (% of portfolio)

Under 1 Year	1%
1–5 Years	44
5–10 Years	41
10–20 Years	8
20–30 Years	6

Distribution by Credit Quality[3](% of portfolio)

Aaa	80%
Aa	5
A	8
Baa	7

Investment Focus

1	Lehman Aggregate Bond Index.
2	Before expenses.
3	Moody’s Investors Service.
4	Annualized.
5	The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.
6	For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 72.

Total Bond Market Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 1996–December 31, 2006

Initial Investment of $10,000

	Average Annual Total Returns			Final Value
	Periods Ended December 31, 2006			of a $10,000
	One Year	Five Years	Ten Years	Investment
Total Bond Market Index Fund
Investor Shares[1]	4.27%	4.61%	5.96%	$17,843
Lehman Aggregate Bond Index	4.33	5.06	6.24	18,312
Average Intermediate-Term Investment Grade
Debt Fund[2]	4.06	4.46	5.35	16,836

				Final Value
			Since	of a $100,000
	One Year	Five Years	Inception[3]	Investment
Total Bond Market Index Fund Admiral Shares	4.36%	4.69%	4.16%	$123,247
Lehman Aggregate Bond Index	4.33	5.06	4.50	125,372

		Final Value of
	Since	a $10,000,000
	Inception[3]	Investment
Total Bond Market Index Fund Signal Shares	2.18%	$10,218,346
Lehman Aggregate Bond Index	2.06	10,205,784

1	Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
2

Derived from data provided by Lipper Inc.; based on the Average Intermediate-Term U.S. Government Fund through December 31, 2001, and the Average Intermediate-Term Investment Grade Debt Fund thereafter.

3	Inception dates are November 12, 2001, for the Admiral Shares and September 1, 2006, for the Signal Shares.

Total Bond Market Index Fund

				Final Value of
				a $5,000,000
	One Year	Five Years	Ten Years	Investment
Total Bond Market Index Fund Institutional Shares	4.40%	4.74%	6.08%	$9,025,613
Lehman Aggregate Bond Index	4.33	5.06	6.24	9,156,229

Fiscal-Year Total Returns (%): December 31, 1996–December 31, 2006
		Investor Shares
				Lehman[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1997	2.5%	6.9%	9.4%	9.7%
1998	2.2	6.4	8.6	8.7
1999	–6.8	6.0	–0.8	–0.8
2000	4.2	7.2	11.4	11.6
2001	1.9	6.5	8.4	8.4
2002	2.4	5.9	8.3	10.3
2003	–0.7	4.7	4.0	4.1
2004	–0.2	4.4	4.2	4.3
2005	–2.0	4.4	2.4	2.4
2006	–0.7	5.0	4.3	4.3

1	Lehman Aggregate Bond Index.

Note: See Financial Highlights tables on pages 17 through 20 for dividend and capital gains information.

Total Bond Market Index Fund

Financial Statements

Statement of Net Assets—Investments Summary

As of December 31, 2006

This Statement summarizes the fund’s holdings by bond type (U.S. government and agency issues, corporate bonds, sovereign bonds, etc.); corporate bonds are further classified by industry sector. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com® and on the Securities and Exchange Comission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market	Percentage
		Maturity	Amount	Value•	of Net
	Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
U.S. Treasury Bond	8.750%	5/15/17	252,360	333,904	0.8%
U.S. Treasury Bond	8.500%	2/15/20	222,140	300,028	0.7%
U.S. Treasury Bond	8.875%	8/15/17	205,790	275,340	0.7%
U.S. Treasury Bond	7.625%	2/15/25	186,125	246,352	0.6%
U.S. Treasury Bond	6.125%	8/15/29	208,490	243,803	0.6%
U.S. Treasury Bond	8.750%	8/15/20	173,950	240,513	0.6%
U.S. Treasury Bond	6.750%	8/15/26	175,530	215,955	0.5%
U.S. Treasury Bond	8.125%	8/15/19	161,395	210,923	0.5%
U.S. Treasury Bond	10.625%	8/15/15	147,450	208,595	0.5%
U.S. Treasury Bond	7.250%	5/15/16	137,100	163,000	0.4%
U.S. Treasury Bond	11.250%	2/15/15	112,225	161,236	0.4%
U.S. Treasury Bond	12.000%	8/15/13	131,800	146,339	0.4%
U.S. Treasury Bond	7.625%	11/15/22	110,305	143,206	0.4%
U.S. Treasury Bond	7.875%	2/15/21	107,107	139,506	0.3%
U.S. Treasury Bond	8.125%	8/15/21	93,600	124,955	0.3%
U.S. Treasury Bond	3.625%–13.250%	11/15/12–2/15/36	343,919	441,291	1.1%
U.S. Treasury Note	4.625%	2/29/08	587,825	585,255	1.4%
U.S. Treasury Note	4.375%	1/31/08	530,950	527,381	1.3%
U.S. Treasury Note	4.250%	8/15/14	485,150	470,973	1.2%
U.S. Treasury Note	4.250%	1/15/11	315,210	309,989	0.8%
U.S. Treasury Note	6.500%	2/15/10	247,380	259,864	0.6%
U.S. Treasury Note	4.625%	9/30/08	231,375	230,469	0.6%
U.S. Treasury Note	3.375%	10/15/09	230,495	222,390	0.5%
U.S. Treasury Note	4.875%	4/30/11	218,800	220,202	0.5%
U.S. Treasury Note	4.000%	2/15/14	226,295	216,606	0.5%
U.S. Treasury Note	4.875%	8/31/08	214,850	214,815	0.5%
U.S. Treasury Note	4.500%	2/15/09	194,460	193,275	0.5%
U.S. Treasury Note	3.125%	4/15/09	191,345	184,557	0.5%
U.S. Treasury Note	6.000%	8/15/09	171,875	177,058	0.4%
U.S. Treasury Note	4.625%	3/31/08	167,500	166,792	0.4%

Total Bond Market Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
	U.S. Treasury Note	4.875%	8/15/09	159,600	160,073	0.4%
	U.S. Treasury Note	3.500%	2/15/10	161,275	155,604	0.4%
	U.S. Treasury Note	4.875%	5/31/08	153,450	153,354	0.4%
	U.S. Treasury Note	4.750%	5/15/14	150,525	150,924	0.4%
	U.S. Treasury Note	4.000%	3/15/10	140,225	137,267	0.3%
	U.S. Treasury Note	3.625%	1/15/10	133,960	129,814	0.3%
	U.S. Treasury Note	4.500%	9/30/11	130,275	129,134	0.3%
	U.S. Treasury Note	2.625%–5.625%	5/15/07–8/15/16	1,841,873	1,811,133	4.6%
					10,401,875	25.6%
Agency Bonds and Notes
1	Federal Home Loan Bank	5.125%	8/14/13	122,750	123,693	0.3%
1	Federal Home Loan Bank	3.875%–7.625%	2/6/08–7/15/36	909,645	913,876	2.3%
1	Federal Home Loan
	Mortgage Corp.	5.750%	4/15/08	250,680	252,461	0.6%
1	Federal Home Loan
	Mortgage Corp.	3.875%	6/15/08	145,400	142,923	0.4%
1	Federal Home Loan
	Mortgage Corp.	4.125%	7/12/10	127,947	124,562	0.3%
1	Federal Home Loan
	Mortgage Corp.	0.000%–7.000%	2/21/08–3/15/31	847,194	869,610	2.1%
1	Federal National
	Mortgage Assn.	6.000%	5/15/08	174,035	176,011	0.4%
1	Federal National
	Mortgage Assn.	3.875%	7/15/08	138,200	135,717	0.3%
1	Federal National
	Mortgage Assn.	6.625%	9/15/09	124,315	129,411	0.3%
1	Federal National
	Mortgage Assn.	3.250%–8.250%	1/2/07–11/15/30	926,938	964,874	2.4%
†	Other—Agency Bonds and Notes				231,056	0.6%
					4,064,194	10.0%
Mortgage-Backed Securities
	Conventional Mortgage-Backed Securities
[1,2] Federal Home Loan
	Mortgage Corp.	4.000%–10.500%	1/1/07–1/1/37	5,077,910	5,001,078	12.3%
[1,2] Federal National
	Mortgage Assn.	6.000%	1/1/37	120,700	121,492	0.3%
[1,2] Federal National
	Mortgage Assn.	4.000%–11.000%	3/1/07–1/1/37	7,340,536	7,250,195	17.9%
	[2] Government National
	Mortgage Assn.	4.000%–11.500%	8/15/07–1/1/37	1,481,729	1,481,352	3.7%
	Nonconventional Mortgage-Backed Securities
	[2] Government National
	Mortgage Assn.	5.375%–7.900%	2/15/21–6/20/29	1,059	1,069	0.0%
					13,855,186	34.2%
Total U.S. Government and Agency Obligations (Cost $28,378,925)					28,321,255	69.8%
Corporate Bonds
Asset-Backed/Commercial Mortgage-Backed Securities
[2,3] Bank One Issuance Trust		5.460%	2/15/11	200,000	200,452	0.5%
[2,3] Chase Issuance Trust		5.360%	12/15/10	216,826	216,926	0.5%
[2,3] DaimlerChrysler Master
	Owner Trust	5.360%	8/17/09	231,500	231,532	0.6%
[2,3] Discover Card Master Trust I		5.370%	5/15/10	146,000	146,074	0.4%

Total Bond Market Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
[2,3] MBNA Credit Card Master
	Note Trust	5.480%	2/15/11	131,900	132,308	0.3%
[2,3] MBNA Credit Card Master
	Note Trust	5.350%	12/15/10	117,500	117,582	0.3%
†	Other—Asset-Backed/Commercial
	Mortgage-Backed Securities				2,301,145	5.6%
					3,346,019	8.2%
Finance
†	Banking				1,403,907	3.5%
†	Brokerage				580,134	1.4%
†	Finance Companies				753,622	1.9%
†	Insurance				412,219	1.0%
†	Real Estate Investment Trusts				170,431	0.4%
†	Finance—Other				2,704	0.0%
					3,323,017	8.2%
Industrial
†	Basic Industry				216,099	0.5%
†	Capital Goods				442,417	1.1%
†	Communication				976,986	2.4%
†	Consumer Cyclical				593,856	1.5%
†	Consumer Noncyclical				648,614	1.6%
†	Energy				335,013	0.8%
†	Technology				161,023	0.4%
†	Transportation				185,789	0.5%
†	Industrial—Other				15,306	0.0%
					3,575,103	8.8%
Utilities
†	Electric				568,404	1.4%
†	Natural Gas				190,202	0.5%
					758,606	1.9%
Total Corporate Bonds (Cost $11,017,885)					11,002,745	27.1%
†	Sovereign Bonds (U.S. Dollar-Denominated) (Cost $1,026,940)				1,031,272	2.5%
†	Taxable Municipal Bonds (Cost $68,943)				70,780	0.2%
				Shares
Temporary Cash Investments
4	Vanguard Market Liquidity Fund, 5.294%			256,076,537	256,077	0.7%
4	Vanguard Market Liquidity Fund, 5.294%—Note E			5,840,000	5,840	0.0%
Total Temporary Cash Investments (Cost $261,917)					261,917	0.7%
5	Total Investments (Cost $40,754,610)				40,687,969	100.3%
Other Assets and Liabilities
Other Assets—Note B					746,995	1.8%
Liabilities—Note E					(876,744)	(2.1%)
					(129,749)	(0.3%)
Net Assets					40,558,220	100.0%

Total Bond Market Index Fund

At December 31, 2006, net assets consisted of:[6]
Amount
($000)
Paid-in Capital	40,877,760
Undistributed Net Investment Income	125
Accumulated Net Realized Losses	(259,086)
Unrealized Appreciation (Depreciation)
Investment Securities	(66,641)
Swap Contracts	6,062
Net Assets	40,558,220

Investor Shares—Net Assets
Applicable to 2,379,705,839 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	23,769,364
Net Asset Value Per Share—Investor Shares	$9.99

Admiral Shares—Net Assets
Applicable to 790,903,755 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	7,899,825
Net Asset Value Per Share—Admiral Shares	$9.99

Signal Shares—Net Assets
Applicable to 63,323,681 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	632,498
Net Asset Value Per Share—Signal Shares	$9.99

Institutional Shares—Net Assets
Applicable to 826,615,847 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	8,256,533
Net Asset Value Per Share—Institutional Shares	$9.99

•	See Note A in Notes to Financial Statements.
†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1

The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Adjustable-rate note.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5

Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, the aggregate value of these securities was $145,595,000, representing 0.36% of net assets.

6	See Note C in Notes to Financial Statements for the tax-basis components of net assets.

Total Bond Market Index Fund

Statement of Operations

Year Ended
December 31, 2006
($000)
Investment Income
Income
Interest[1]	1,816,647
Security Lending	101
Total Income	1,816,748
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,925
Management and Administrative
Investor Shares	35,255
Admiral Shares	4,293
Signal Shares	147
Institutional Shares	2,165
Marketing and Distribution
Investor Shares	5,725
Admiral Shares	1,154
Signal Shares	11
Institutional Shares	2,201
Custodian Fees	448
Auditing Fees	41
Shareholders’ Reports
Investor Shares	488
Admiral Shares	17
Signal Shares	4
Institutional Shares	57
Trustees’ Fees and Expenses	35
Total Expenses	54,966
Net Investment Income	1,761,782
Realized Net Gain (Loss)
Investment Securities Sold	(132,030)
Swap Contracts	(7,996)
Realized Net Gain (Loss)	(140,026)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(89,082)
Swap Contracts	10,296
Change in Unrealized Appreciation (Depreciation)	(78,786)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,542,970

1	Interest income from an affiliated company of the fund was $15,396,000.

Total Bond Market Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2006	2005
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,761,782	1,421,206
Realized Net Gain (Loss)	(140,026)	(112,286)
Change in Unrealized Appreciation (Depreciation)	(78,786)	(569,764)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,542,970	739,156
Distributions
Net Investment Income
Investor Shares	(1,082,915)	(912,434)
Admiral Shares	(285,074)	(153,117)
Signal Shares	(7,558)	—
Institutional Shares	(388,213)	(363,606)
Realized Capital Gain
Investor Shares	—	(3,964)
Admiral Shares	—	(520)
Signal Shares	—	—
Institutional Shares	—	(1,529)
Total Distributions	(1,763,760)	(1,435,170)
Capital Share Transactions—Note F
Investor Shares	2,289,948	2,597,037
Admiral Shares	3,377,281	2,106,495
Signal Shares	631,124	—
Institutional Shares	983,478	64,580
Net Increase (Decrease) from Capital Share Transactions	7,281,831	4,768,112
Total Increase (Decrease)	7,061,041	4,072,098
Net Assets
Beginning of Period	33,497,179	29,425,081
End of Period[1]	40,558,220	33,497,179

1	Net Assets—End of Period includes undistributed net investment income of $125,000 and $0.

Total Bond Market Index Fund

Financial Highlights

Investor Shares
			Year Ended December 31,
For a Share Outstanding Throughout Each Period	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$10.06	$10.27	$10.31	$10.38	$10.15
Investment Operations
Net Investment Income	.485	.446	.441	.465	.572
Net Realized and Unrealized Gain (Loss)
on Investments	(.070)	(.205)	(.014)	(.060)	.239
Total from Investment Operations	.415	.241	.427	.405	.811
Distributions
Dividends from Net Investment Income	(.485)	(.449)	(.446)	(.475)	(.570)
Distributions from Realized Capital Gains	—	(.002)	(.021)	—	(.011)
Total Distributions	(.485)	(.451)	(.467)	(.475)	(.581)
Net Asset Value, End of Period	$9.99	$10.06	$10.27	$10.31	$10.38

Total Return[1]	4.27%	2.40%	4.24%	3.97%	8.26%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$23,769	$21,643	$19,479	$17,032	$16,676
Ratio of Total Expenses to
Average Net Assets	0.20%	0.20%	0.20%	0.22%	0.22%
Ratio of Net Investment Income to
Average Net Assets	4.88%	4.40%	4.29%	4.46%	5.63%
Portfolio Turnover Rate[2]	63%	59%	59%	89%	90%

1	Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

Total Bond Market Index Fund

Admiral Shares
			Year Ended December 31,
For a Share Outstanding Throughout Each Period	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$10.06	$10.27	$10.31	$10.38	$10.15
Investment Operations
Net Investment Income	.494	.455	.450	.472	.578
Net Realized and Unrealized Gain (Loss)
on Investments	(.070)	(.205)	(.014)	(.060)	.239
Total from Investment Operations	.424	.250	.436	.412	.817
Distributions
Dividends from Net Investment Income	(.494)	(.458)	(.455)	(.482)	(.576)
Distributions from Realized Capital Gains	—	(.002)	(.021)	—	(.011)
Total Distributions	(.494)	(.460)	(.476)	(.482)	(.587)
Net Asset Value, End of Period	$9.99	$10.06	$10.27	$10.31	$10.38

Total Return	4.36%	2.49%	4.33%	4.04%	8.32%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,900	$4,529	$2,502	$2,092	$1,805
Ratio of Total Expenses to
Average Net Assets	0.11%	0.11%	0.11%	0.15%	0.17%
Ratio of Net Investment Income to
Average Net Assets	4.97%	4.49%	4.38%	4.52%	5.66%
Portfolio Turnover Rate[1]	63%	59%	59%	89%	90%

1	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

Total Bond Market Index Fund

Signal Shares
Sept. 1[1] to
Dec. 31,
For a Share Outstanding Throughout the Period	2006
Net Asset Value, Beginning of Period	$9.94
Investment Operations
Net Investment Income	.166
Net Realized and Unrealized Gain (Loss) on Investments	.050
Total from Investment Operations	.216
Distributions
Dividends from Net Investment Income	(.166)
Distributions from Realized Capital Gains	—
Total Distributions	(.166)
Net Asset Value, End of Period	$9.99

Total Return	2.18%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$632
Ratio of Total Expenses to Average Net Assets	0.11%*
Ratio of Net Investment Income to Average Net Assets	4.97%*
Portfolio Turnover Rate[2]	63%

1	Inception.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
*	Annualized.

Total Bond Market Index Fund

Institutional Shares
			Year Ended December 31,
For a Share Outstanding Throughout Each Period	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$10.06	$10.27	$10.31	$10.38	$10.15
Investment Operations
Net Investment Income	.498	.459	.453	.477	.585
Net Realized and Unrealized Gain (Loss)
on Investments	(.070)	(.205)	(.014)	(.060)	.239
Total from Investment Operations	.428	.254	.439	.417	.824
Distributions
Dividends from Net Investment Income	(.498)	(.462)	(.458)	(.487)	(.583)
Distributions from Realized Capital Gains	—	(.002)	(.021)	—	(.011)
Total Distributions	(.498)	(.464)	(.479)	(.487)	(.594)
Net Asset Value, End of Period	$9.99	$10.06	$10.27	$10.31	$10.38

Total Return	4.40%	2.53%	4.36%	4.10%	8.39%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,257	$7,325	$7,444	$6,593	$6,525
Ratio of Total Expenses to
Average Net Assets	0.07%	0.07%	0.08%	0.10%	0.10%
Ratio of Net Investment Income to
Average Net Assets	5.01%	4.53%	4.41%	4.60%	5.77%
Portfolio Turnover Rate[1]	63%	59%	59%	89%	90%

1

Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares. See accompanying Notes, which are an integral part of the Financial Statements.

Total Bond Market Index Fund

Notes to Financial Statements

Vanguard Total Bond Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers four classes of shares: Investor Shares, Admiral Shares, Signal Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria. Signal Shares were first issued on September 1, 2006. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Mortgage Dollar Rolls: The fund has entered into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities, and is compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Net Assets. The primary risk associated with mortgage dollar rolls is that a counterparty will default on its obligations to deliver purchased securities.

3. Swap Contracts: The fund has entered into swap transactions to earn the total return on a specified security or index of fixed income securities. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference security or index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swaps in high-quality floating-rate securities.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded. The primary risk associated with total return swaps is that a counterparty will default on its obligation to pay net amounts due to the fund.

Total Bond Market Index Fund

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

5. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

6. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

7. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2006, the fund had contributed capital of $3,913,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 3.91% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

During the year ended December 31, 2006, the fund realized $5,347,000 of net capital losses resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such losses are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

Realized and unrealized gains (losses) on certain of the fund’s swap contracts are treated as ordinary income (loss) for tax purposes; the effect on the fund’s income dividends to shareholders is offset by a change in principal return. Realized gains of $2,103,000 on swap contracts have been reclassified from accumulated net realized losses to undistributed net investment income. Taxable income on swap contracts is accumulated monthly and included in income dividends paid to shareholders in the following month. At December 31, 2006, the fund had $125,000 of net swap gains available to distribute to shareholders as ordinary income dividends.

At December 31, 2006, the fund had available realized losses of $257,496,000 to offset future net capital gains of $77,012,000 through December 31, 2013, and $180,484,000 through December 31, 2014.

Total Bond Market Index Fund

At December 31, 2006, the cost of investment securities for tax purposes was $40,755,287,000. Net unrealized depreciation of investment securities for tax purposes was $67,318,000, consisting of unrealized gains of $367,326,000 on securities that had risen in value since their purchase and $434,644,000 in unrealized losses on securities that had fallen in value since their purchase.

At December 31, 2006, the fund had the following open swap contracts:

Total Return Swaps

				Unrealized
		Notional	Floating	Appreciation
		Amount	Interest	(Depreciation)
Reference Entity/Termination Date	Dealer[1]	($000)	Rate Paid[2]	($000)
Commercial Mortgage-Backed Securities Index
1/31/07	BA	75,000	5.352%	1,518
1/31/07	BA	75,000	5.272	203
2/28/07	BA	90,000	5.322	1,718
2/28/07	BA	60,000	5.262	163
3/31/07	BA	80,000	5.352	1,511
3/31/07	LEH	70,000	5.276	189
4/30/07	LEH	75,000	5.326	1,347
4/30/07	LEH	75,000	5.276	203
5/31/07	LEH	75,000	5.256	1,083
5/31/07	LEH	45,000	5.276	122
6/30/07	BA	75,000	5.262	(1,061)
6/30/07	LEH	75,000	5.256	1,083
7/31/07	BA	100,000	5.252	520
7/31/07	LEH	25,000	5.271	(354)
7/31/07	LEH	25,000	5.271	(354)
8/31/07	BA	100,000	5.312	(606)
8/31/07	LEH	50,000	5.276	(708)
9/30/07	BA	80,000	5.312	(485)
10/31/07	BA	25,000	5.272	67
10/31/07	UBS	75,000	5.276	203
Federal Home Loan Mortgage Corp., 5.500% 30-Year
1/31/07	UBS	185,000	5.046	15
Federal Home Loan Mortgage Corp., 6.000% 30-Year
1/31/07	UBS	213,000	5.146	(216)
Federal National Mortgage Assn., 5.000% 15-Year
1/31/07	UBS	59,000	5.216	(99)
				6,062

1	BA—Bank of America.

LEH—Lehman Brothers

UBS—UBS Warburg.

2	Based on one-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

Total Bond Market Index Fund

D. During the year ended December 31, 2006, the fund purchased $3,662,929,000 of investment securities and sold $2,993,586,000 of investment securities other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $23,848,642,000 and $18,997,528,000, respectively.

E. The market value of securities on loan to broker-dealers at December 31, 2006, was $5,695,000, for which the fund received cash collateral of $5,840,000.

F. Capital share transactions for each class of shares were:

		Year Ended December 31,
		2006		2005
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	6,561,424	660,130	6,688,301	658,061
Issued in Lieu of Cash Distributions	1,046,965	105,570	872,818	85,904
Redeemed	(5,318,441)	(537,965)	(4,964,082)	(488,126)
Net Increase (Decrease)—Investor Shares	2,289,948	227,735	2,597,037	255,839
Admiral Shares
Issued	4,291,475	432,780	3,015,972	296,415
Issued in Lieu of Cash Distributions	242,937	24,472	127,332	12,554
Redeemed	(1,157,131)	(116,719)	(1,036,809)	(102,186)
Net Increase (Decrease)—Admiral Shares	3,377,281	340,533	2,106,495	206,783
Signal Shares
Issued	633,727	63,588	—	—
Issued in Lieu of Cash Distributions	7,557	755	—	—
Redeemed	(10,160)	(1,019)	—	—
Net Increase (Decrease)—Signal Shares	631,124	63,324	—	—
Institutional Shares
Issued	2,785,682	280,111	2,661,556	261,588
Issued in Lieu of Cash Distributions	352,988	35,593	329,651	32,437
Redeemed	(2,155,192)	(217,434)	(2,926,627)	(290,291)
Net Increase (Decrease)—Institutional Shares	983,478	98,270	64,580	3,734

G. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund’s fiscal year ending December 31, 2007. Management is in the process of analyzing the fund’s tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund’s financial statements.

Short-Term Bond Index Fund

Fund Profile

As of December 31, 2006

Financial Attributes
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Issues	717	1,779	7,134
Yield		—	—
Investor Shares	4.8%
Admiral Shares	4.8%
Yield to Maturity	5.0%[3]	5.0%	5.4%
Average Coupon	4.9%	4.8%	5.4%
Average Effective
Maturity	2.7 years	2.7 years	7.0 years
Average Quality[4]	Aa1	Aa1	Aa1
Average Duration	2.4 years	2.4 years	4.5 years
Expense Ratio		—	—
Investor Shares	0.18%
Admiral Shares	0.11%
Short-Term Reserves	0%	—	—

Sector Diversification[5] (% of portfolio)

Asset-Backed/Commercial Mortgage-Backed	1%
Finance	13
Foreign	5
Government Mortgage-Backed	0
Industrial	10
Treasury/Agency	69
Utilities	2

Volatility Measures[6]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	0.99	0.89
Beta	1.01	0.56

Distribution by Maturity (% of portfolio)

Under 1 Year	3%
1–3 Years	56
3–5 Years	38
Over 5 Years	3

Distribution by Credit Quality[4] (% of portfolio)

Aaa	74%
Aa	8
A	11
Baa	7

Investment Focus

1	Lehman 1–5 Year Government/Credit Index.
2	Lehman Aggregate Bond Index.
3	Before expenses.
4	Moody’s Investors Service.
5	The agency sector may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.
6	For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 72.

Short-Term Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 1996–December 31, 2006

Initial Investment of $10,000

	Average Annual Total Returns			Final Value
	Periods Ended December 31, 2006			of a $10,000
	One Year	Five Years	Ten Years	Investment
Short-Term Bond Index Fund
Investor Shares[1]	4.09%	3.30%	5.07%	$16,391
Lehman Aggregate Bond Index	4.33	5.06	6.24	18,312
Lehman 1–5 Year Government/Credit Index	4.22	3.77	5.34	16,818
Average 1–5 Year Investment Grade
Debt Fund[2]	4.00	3.10	4.47	15,489

				Final Value
			Since	of a $100,000
	One Year	Five Years	Inception[3]	Investment
Short-Term Bond Index Fund Admiral Shares	4.16%	3.36%	3.06%	$116,718
Lehman Aggregate Bond Index	4.33	5.06	4.50	125,372
Lehman 1–5 Year Government/Credit Index	4.22	3.77	3.48	119,209

1	Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
2	Derived from data provided by Lipper Inc.; based on the Average 1–5 Year U.S. Government Fund through December 31, 2001, and the Average 1–5 Year Investment Grade Debt Fund thereafter.
3	November 12, 2001.

Short-Term Bond Index Fund

Fiscal-Year Total Returns (%): December 31, 1996–December 31, 2006
			Investor Shares
				Lehman[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1997	0.8%	6.2%	7.0%	7.1%
1998	1.7	5.9	7.6	7.6
1999	–3.3	5.4	2.1	2.1
2000	2.4	6.4	8.8	8.9
2001	3.0	5.9	8.9	9.0
2002	1.5	4.6	6.1	8.1
2003	0.1	3.3	3.4	3.4
2004	–1.3	3.0	1.7	1.8
2005	–2.2	3.5	1.3	1.4
2006	–0.3	4.4	4.1	4.2

1	Lehman 1–5 Year Government/Credit Index.

Note: See Financial Highlights tables on pages 34 and 35 for dividend and capital gains information.

Short-Term Bond Index Fund

Financial Statements

Statement of Net Assets—Investments Summary

As of December 31, 2006

This Statement summarizes the fund’s holdings by bond type (U.S. government and agency issues, corporate bonds, sovereign bonds, etc.); corporate bonds are further classified by industry sector. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com® and on the Securities and Exchange Comission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market	Percentage
		Maturity	Amount	Value•	of Net
	Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
U.S. Treasury Bond	13.250%	5/15/14	35,000	41,585	0.8%
U.S. Treasury Note	4.875%	4/30/11	140,900	141,803	2.7%
U.S. Treasury Note	4.250%	10/15/10	141,575	139,385	2.7%
U.S. Treasury Note	4.500%	2/15/09	139,725	138,874	2.6%
U.S. Treasury Note	4.375%	12/31/07	127,225	126,450	2.4%
U.S. Treasury Note	4.875%	8/31/08	103,075	103,059	2.0%
U.S. Treasury Note	4.125%	8/15/10	91,825	90,075	1.7%
U.S. Treasury Note	4.000%	11/15/12	88,500	85,444	1.6%
U.S. Treasury Note	2.625%	5/15/08	87,075	84,477	1.6%
U.S. Treasury Note	3.375%	2/15/08	84,000	82,530	1.6%
U.S. Treasury Note	3.500%	2/15/10	81,850	78,972	1.5%
U.S. Treasury Note	3.000%	2/15/08	80,325	78,593	1.5%
U.S. Treasury Note	4.875%	5/31/08	77,925	77,877	1.5%
U.S. Treasury Note	4.750%	3/31/11	77,250	77,371	1.5%
U.S. Treasury Note	5.625%	5/15/08	65,700	66,295	1.3%
U.S. Treasury Note	4.250%	1/15/11	57,675	56,720	1.1%
U.S. Treasury Note	4.000%	3/15/10	57,500	56,287	1.1%
U.S. Treasury Note	4.625%	2/29/08	53,925	53,689	1.0%
U.S. Treasury Note	5.125%	6/30/08	53,150	53,308	1.0%
U.S. Treasury Note	3.375%	10/15/09	54,915	52,984	1.0%
U.S. Treasury Note	6.500%	2/15/10	49,575	52,077	1.0%
U.S. Treasury Note	4.500%	2/28/11	50,875	50,493	0.9%
U.S. Treasury Note	4.375%	1/31/08	50,100	49,763	0.9%
U.S. Treasury Note	6.000%	8/15/09	35,525	36,596	0.7%
U.S. Treasury Note	4.000%	4/15/10	33,175	32,460	0.6%
U.S. Treasury Note	4.625%	10/31/11	32,000	31,880	0.6%
U.S. Treasury Note	4.625%	9/30/08	27,275	27,168	0.5%
U.S. Treasury Note	5.125%	6/30/11	26,275	26,719	0.5%
U.S. Treasury Note	3.000%–5.000%	3/31/08–8/15/12	305,308	300,961	5.7%
				2,293,895	43.6%

Short-Term Bond Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
Agency Bonds and Notes
1	Federal Home Loan Bank	4.850%	2/6/08	54,500	54,300	1.0%
1	Federal Home Loan Bank	4.625%	1/18/08	53,600	53,303	1.0%
1	Federal Home Loan Bank	5.375%	7/17/09	41,650	42,017	0.8%
1	Federal Home Loan Bank	2.625%	7/15/08	35,000	33,743	0.6%
1	Federal Home Loan Bank	5.125%	6/18/08	30,925	30,933	0.6%
1	Federal Home Loan Bank	4.875%	11/18/11	29,600	29,456	0.6%
1	Federal Home Loan Bank	3.000%–5.800%	2/8/08–8/19/11	187,800	186,397	3.5%
1	Federal Home Loan
	Mortgage Corp.	5.250%	5/21/09	49,500	49,767	0.9%
1	Federal Home Loan
	Mortgage Corp.	5.000%	9/16/08	42,050	42,016	0.8%
1	Federal Home Loan
	Mortgage Corp.	4.125%	7/12/10	42,000	40,889	0.8%
1	Federal Home Loan
	Mortgage Corp.	4.875%	2/17/09	40,000	39,902	0.8%
1	Federal Home Loan
	Mortgage Corp.	3.875%	6/15/08	38,500	37,844	0.7%
1	Federal Home Loan
	Mortgage Corp.	5.125%	10/15/08	37,450	37,492	0.7%
1	Federal Home Loan
	Mortgage Corp.	6.625%	9/15/09	30,000	31,223	0.6%
1	Federal Home Loan
	Mortgage Corp.	5.750%	4/15/08	25,500	25,681	0.5%
1	Federal Home Loan
	Mortgage Corp.	4.250%–6.000%	12/19/08–7/18/11	77,000	77,280	1.5%
1	Federal National
	Mortgage Assn.	4.875%	4/10/08	64,100	63,846	1.2%
1	Federal National
	Mortgage Assn.	6.000%	5/15/08	58,075	58,735	1.1%
1	Federal National
	Mortgage Assn.	6.625%	9/15/09	56,000	58,296	1.1%
1	Federal National
	Mortgage Assn.	7.250%	1/15/10	52,000	55,270	1.1%
1	Federal National
	Mortgage Assn.	4.500%	10/15/08	33,725	33,413	0.6%
1	Federal National
	Mortgage Assn.	6.625%	11/15/10	31,000	32,794	0.6%
1	Federal National
	Mortgage Assn.	6.375%	6/15/09	28,500	29,466	0.6%
1	Federal National
	Mortgage Assn.	5.250%	1/15/09	25,375	25,494	0.5%
1	Federal National
	Mortgage Assn.	3.250%–6.000%	2/15/08–5/15/11	83,450	83,084	1.6%
†	Other—Agency Bonds and Notes				51,338	1.0%
					1,303,979	24.8%
Total U.S. Government and Agency Obligations (Cost $3,615,284)					3,597,874	68.4%
Corporate Bonds
†	Asset-Backed/Commercial Mortgage-Backed Securities				30,602	0.6%

Finance
†	Banking				300,000	5.7%
†	Brokerage				113,592	2.2%

Short-Term Bond Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
	Finance Companies
	General Electric
	Capital Corp.	3.125%–7.375%	1/15/08–11/21/11	50,825	50,948	1.0%
	Heller Financial, Inc.	7.375%	11/1/09	3,200	3,384	0.0%
†	Other—Finance Companies				136,914	2.6%
†	Insurance				55,656	1.0%
†	Real Estate Investment Trusts				19,552	0.4%
					680,046	12.9%
Industrial
†	Basic Industry				26,028	0.5%
†	Capital Goods				70,308	1.3%
†	Communication				148,121	2.8%
†	Consumer Cyclical				109,840	2.1%
†	Consumer Noncyclical				89,010	1.7%
†	Energy				31,908	0.6%
†	Technology				29,486	0.6%
†	Transportation				27,858	0.5%
†	Industrial—Other				1,051	0.0%
					533,610	10.1%
Utilities
†	Electric				55,629	1.1%
†	Natural Gas				21,960	0.4%
					77,589	1.5%
Total Corporate Bonds (Cost $1,339,098)					1,321,847	25.1%
†	Sovereign Bonds (U.S. Dollar-Denominated) (Cost $274,721)				272,034	5.2%
				Shares
Temporary Cash Investment
2	Vanguard Market Liquidity Fund, 5.294% (Cost $20,274)			20,273,696	20,274	0.4%
3	Total Investments (Cost $5,249,377)				5,212,029	99.1%
Other Assets and Liabilities
Other Assets—Note B					147,961	2.8%
Liabilities					(100,307)	(1.9%)
					47,654	0.9%
Net Assets					5,259,683	100.0%

Short-Term Bond Index Fund

At December 31, 2006, net assets consisted of:[4]
Amount
($000)
Paid-in Capital	5,411,227
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(114,196)
Unrealized Depreciation	(37,348)
Net Assets	5,259,683

Investor Shares—Net Assets
Applicable to 276,032,102 outstanding $.001
par value shares of beneficial interest (unlimited authorization)	2,731,188
Net Asset Value Per Share—Investor Shares	$9.89

Admiral Shares—Net Assets
Applicable to 255,546,771 outstanding $.001
par value shares of beneficial interest (unlimited authorization)	2,528,495
Net Asset Value Per Share—Admiral Shares	$9.89

•	See Note A in Notes to Financial Statements.
†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1

The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3

Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, the aggregate value of these securities was $9,126,000, representing 0.2% of net assets.

4	See Note D in Notes to Financial Statements for the tax-basis components of net assets.

Short-Term Bond Index Fund

Statement of Operations

Year Ended
December 31, 2006
($000)
Investment Income
Income
Interest[1]	235,026
Security Lending	21
Total Income	235,047
Expenses
The Vanguard Group—Note B
Investment Advisory Services	441
Management and Administrative
Investor Shares	3,808
Admiral Shares	1,714
Marketing and Distribution
Investor Shares	780
Admiral Shares	650
Custodian Fees	49
Auditing Fees	37
Shareholders’ Reports
Investor Shares	73
Admiral Shares	6
Trustees’ Fees and Expenses	5
Total Expenses	7,563
Expenses Paid Indirectly—Note C	(14)
Net Expenses	7,549
Net Investment Income	227,498
Realized Net Gain (Loss) on Investment Securities Sold	(59,610)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	45,311
Net Increase (Decrease) in Net Assets Resulting from Operations	213,199

1	Interest income from an affiliated company of the fund was $985,000.

Short-Term Bond Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2006	2005
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	227,498	187,210
Realized Net Gain (Loss)	(59,610)	(52,432)
Change in Unrealized Appreciation (Depreciation)	45,311	(65,846)
Net Increase (Decrease) in Net Assets Resulting from Operations	213,199	68,932
Distributions
Net Investment Income
Investor Shares	(120,319)	(121,131)
Admiral Shares	(107,179)	(66,079)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(227,498)	(187,210)
Capital Share Transactions—Note F
Investor Shares	(211,192)	(767,371)
Admiral Shares	208,694	897,866
Net Increase (Decrease) from Capital Share Transactions	(2,498)	130,495
Total Increase (Decrease)	(16,797)	12,217
Net Assets
Beginning of Period	5,276,480	5,264,263
End of Period	5,259,683	5,276,480

Short-Term Bond Index Fund

Financial Highlights

Investor Shares
			Year Ended December 31,
For a Share Outstanding Throughout Each Period	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$9.92	$10.14	$10.28	$10.32	$10.19
Investment Operations
Net Investment Income	.426	.350	.303	.329	.452
Net Realized and Unrealized Gain (Loss)
on Investments	(.030)	(.220)	(.131)	.015	.152
Total from Investment Operations	.396	.130	.172	.344	.604
Distributions
Dividends from Net Investment Income	(.426)	(.350)	(.303)	(.329)	(.452)
Distributions from Realized Capital Gains	—	—	(.009)	(.055)	(.022)
Total Distributions	(.426)	(.350)	(.312)	(.384)	(.474)
Net Asset Value, End of Period	$9.89	$9.92	$10.14	$10.28	$10.32

Total Return[1]	4.09%	1.31%	1.70%	3.37%	6.10%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,731	$2,951	$3,795	$3,041	$2,553
Ratio of Total Expenses to
Average Net Assets	0.18%	0.18%	0.18%	0.20%	0.21%
Ratio of Net Investment Income to
Average Net Assets	4.32%	3.50%	2.97%	3.17%	4.37%
Portfolio Turnover Rate	106%	106%	92%	111%	139%

1	Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.

Short-Term Bond Index Fund

Admiral Shares
			Year Ended December 31,
For a Share Outstanding Throughout Each Period	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$9.92	$10.14	$10.28	$10.32	$10.19
Investment Operations
Net Investment Income	.433	.357	.310	.334	.457
Net Realized and Unrealized Gain (Loss)
on Investments	(.030)	(.220)	(.131)	.015	.152
Total from Investment Operations	.403	.137	.179	.349	.609
Distributions
Dividends from Net Investment Income	(.433)	(.357)	(.310)	(.334)	(.457)
Distributions from Realized Capital Gains	—	—	(.009)	(.055)	(.022)
Total Distributions	(.433)	(.357)	(.319)	(.389)	(.479)
Net Asset Value, End of Period	$9.89	$9.92	$10.14	$10.28	$10.32

Total Return	4.16%	1.38%	1.77%	3.43%	6.15%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,528	$2,326	$1,469	$1,177	$773
Ratio of Total Expenses to
Average Net Assets	0.11%	0.11%	0.10%	0.15%	0.16%
Ratio of Net Investment Income to
Average Net Assets	4.39%	3.57%	3.05%	3.21%	4.37%
Portfolio Turnover Rate	106%	106%	92%	111%	139%

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Bond Index Fund

Notes to Financial Statements

Vanguard Short-Term Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

4. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

Short-Term Bond Index Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2006, the fund had contributed capital of $519,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.52% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended December 31, 2006, custodian fee offset arrangements reduced the fund’s expenses by $14,000.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

For tax purposes, at December 31, 2006, the fund had available realized losses of $114,120,000 to offset future net capital gains of $39,101,000 through December 31, 2013, $72,661,000 through December 31, 2014, and $2,358,000 through December 31, 2015.

At December 31, 2006, the cost of investment securities for tax purposes was $5,249,403,000. Net unrealized depreciation of investment securities for tax purposes was $37,374,000, consisting of unrealized gains of $8,543,000 on securities that had risen in value since their purchase and $45,917,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended December 31, 2006, the fund purchased $665,936,000 of investment securities and sold $663,066,000 of investment securities other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $4,774,556,000 and $4,784,841,000, respectively.

F. Capital share transactions for each class of shares were:

		Year Ended December 31,
		2006		2005
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	868,531	88,075	1,082,749	108,084
Issued in Lieu of Cash Distributions	107,294	10,880	106,931	10,687
Redeemed	(1,187,017)	(120,354)	(1,957,051)	(195,557)
Net Increase (Decrease)—Investor Shares	(211,192)	(21,399)	(767,371)	(76,786)
Admiral Shares
Issued	933,150	94,611	1,512,599	151,137
Issued in Lieu of Cash Distributions	90,446	9,171	54,236	5,429
Redeemed	(814,902)	(82,674)	(668,969)	(66,961)
Net Increase (Decrease)—Admiral Shares	208,694	21,108	897,866	89,605

Short-Term Bond Index Fund

G. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund’s fiscal year ending December 31, 2007. Management is in the process of analyzing the fund’s tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund’s financial statements.

Intermediate-Term Bond Index Fund

Fund Profile

As of December 31, 2006

Financial Attributes
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Issues	849	1,268	7,134
Yield		—	—
Investor Shares	5.0%
Admiral Shares	5.0%
Institutional Shares	5.1%
Yield to Maturity	5.2%[3]	5.3%	5.4%
Average Coupon	5.8%	5.4%	5.4%
Average Effective Maturity	7.5 years	7.6 years	7.0 years
Average Quality[4]	Aa2	Aa2	Aa1
Average Duration	5.9 years	5.9 years	4.5 years
Expense Ratio		—	—
Investor Shares	0.18%
Admiral Shares	0.11%
Institutional Shares	0.08%[5]
Short-Term Reserves	1%	—	—

Sector Diversification[6] (% of portfolio)

Asset-Backed/Commercial Mortgage-Backed	0%
Finance	20
Foreign	6
Government Mortgage-Backed	0
Industrial	19
Treasury/Agency	50
Utilities	4
Short-Term Reserves	1%

Volatility Measures[7]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	1.00	0.99
Beta	1.00	1.37

Distribution by Maturity (% of portfolio)

Under 1 Year	2%
1–5 Years	1
5–10 Years	91
10–20 Years	6

Distribution by Credit Quality[4] (% of portfolio)

Aaa	54%
Aa	10
A	19
Baa	17

Investment Focus

1	Lehman 5–10 Year Government/Credit Index.
2	Lehman Aggregate Bond Index.
3	Before expenses.
4	Moody’s Investors Service.
5	Annualized.
6	The agency sector may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.
7	For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 72.

Intermediate-Term Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 1996–December 31, 2006

Initial Investment of $10,000

	Average Annual Total Returns			Final Value
	Periods Ended December 31, 2006			of a $10,000
	One Year	Five Years	Ten Years	Investment
Intermediate-Term Bond Index Fund
Investor Shares[1]	3.91%	5.43%	6.49%	$18,760
Lehman Aggregate Bond Index	4.33	5.06	6.24	18,312
Lehman 5–10 Year Government/Credit Index	3.81	5.92	6.68	19,094
Average Intermediate-Term Investment Grade
Debt Fund[2]	4.06	4.46	5.35	16,836

				Final Value
			Since	of a $100,000
	One Year	Five Years	Inception[3]	Investment
Intermediate-Term Bond Index Fund Admiral Shares	3.98%	5.50%	4.80%	$127,196
Lehman Aggregate Bond Index	4.33	5.06	4.50	125,372
Lehman 5–10 Year Government/Credit Index	3.81	5.92	5.16	129,447

		Final Value of
	Since	a $25,000,000
	Inception[3]	Investment
Intermediate-Term Bond Index Fund Institutional Shares	4.36%	$26,089,158
Lehman Aggregate Bond Index	4.40	26,099,330
Lehman 5–10 Year Government/Credit Index	4.13	26,032,670

1	Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
2

Derived from data provided by Lipper Inc.; based on the Average Intermediate-Term U.S. Government Fund through December 31, 2001, and the Average Intermediate-Term Investment Grade Debt Fund thereafter.

3	Inception dates are November 12, 2001, for the Admiral Shares and January 26, 2006, for the Institutional Shares.

Intermediate-Term Bond Index Fund

Fiscal-Year Total Returns (%): December 31, 1996–December 31, 2006
		Investor Shares
				Lehman[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1997	2.4%	7.0%	9.4%	9.4%
1998	3.5	6.6	10.1	10.1
1999	–9.0	6.0	–3.0	–2.9
2000	5.4	7.4	12.8	12.4
2001	2.6	6.7	9.3	8.8
2002	4.7	6.2	10.9	13.0
2003	0.6	5.0	5.6	6.0
2004	0.4	4.8	5.2	5.3
2005	–2.9	4.7	1.8	1.8
2006	–1.1	5.0	3.9	3.8

1	Lehman 5–10 Year Government/Credit Index.

Note: See Financial Highlights tables on pages 48 through 50 for dividend and capital gains information.

Intermediate-Term Bond Index Fund

Financial Statements

Statement of Net Assets—Investments Summary

As of December 31, 2006

This Statement summarizes the fund’s holdings by bond type (U.S. government and agency issues, corporate bonds, sovereign bonds, etc.); corporate bonds are further classified by industry sector. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com® and on the Securities and Exchange Comission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
	U.S. Treasury Bond	7.250%	5/15/16	191,150	227,260	3.6%
	U.S. Treasury Bond	9.875%	11/15/15	146,775	201,151	3.2%
	U.S. Treasury Bond	8.750%	5/15/17	140,125	185,404	3.0%
	U.S. Treasury Bond	11.250%	2/15/15	108,735	156,222	2.5%
	U.S. Treasury Bond	9.250%	2/15/16	114,525	152,586	2.5%
	U.S. Treasury Bond	9.125%	5/15/18	93,500	128,635	2.0%
	U.S. Treasury Bond	10.625%	8/15/15	59,030	83,509	1.3%
	U.S. Treasury Bond	4.000%	2/15/15	82,425	78,523	1.2%
	U.S. Treasury Bond	7.500%	11/15/16	28,525	34,671	0.6%
	U.S. Treasury Bond	3.625%–10.375%	11/15/12–2/15/19	28,150	30,104	0.5%
	U.S. Treasury Note	4.000%	2/15/14	260,710	249,549	4.0%
	U.S. Treasury Note	4.250%	11/15/14	134,845	130,821	2.1%
	U.S. Treasury Note	4.750%	5/15/14	103,775	104,051	1.7%
	U.S. Treasury Note	4.250%	11/15/13	80,325	78,204	1.3%
	U.S. Treasury Note	3.875%	2/15/13	76,675	73,393	1.2%
	U.S. Treasury Note	4.000%	11/15/12	68,175	65,821	1.1%
	U.S. Treasury Note	4.375%	12/31/07	63,500	63,113	1.0%
	U.S. Treasury Note	4.625%	9/30/08	34,725	34,589	0.6%
	U.S. Treasury Note	4.250%	8/15/13	27,925	27,227	0.4%
	U.S. Treasury Note	4.250%	8/15/14	24,925	24,197	0.4%
	U.S. Treasury Note	4.125%–5.125%	10/31/07–8/15/16	25,010	24,792	0.4%
					2,153,822	34.6%
Agency Bonds and Notes
1	Federal Home Loan Bank	4.500%	9/16/13	38,400	37,322	0.6%
1	Federal Home Loan Bank	5.125%	8/14/13	34,300	34,564	0.5%
1	Federal Home Loan Bank	4.500%	11/15/12	24,175	23,642	0.4%
1	Federal Home Loan Bank	5.375%	5/18/16	21,350	21,942	0.4%
1	Federal Home Loan Bank	5.250%	6/18/14	20,325	20,713	0.3%
1	Federal Home Loan Bank	4.750%	12/16/16	19,650	19,252	0.3%

Intermediate-Term Bond Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
1	Federal Home Loan Bank	3.875%–5.750%	5/15/12–6/13/16	23,300	23,431	0.4%
1	Federal Home Loan
	Mortgage Corp.	4.875%	11/15/13	60,250	59,998	1.0%
1	Federal Home Loan
	Mortgage Corp.	5.125%	7/15/12	59,000	59,447	1.0%
1	Federal Home Loan
	Mortgage Corp.	5.000%	7/15/14	51,100	51,321	0.8%
1	Federal Home Loan
	Mortgage Corp.	4.500%	1/15/13	50,850	49,625	0.8%
1	Federal Home Loan
	Mortgage Corp.	5.750%	1/15/12	46,875	48,493	0.8%
1	Federal Home Loan
	Mortgage Corp.	4.500%	7/15/13	44,975	43,791	0.7%
1	Federal Home Loan
	Mortgage Corp.	5.250%	4/18/16	26,500	27,005	0.4%
1	Federal Home Loan
	Mortgage Corp.	5.500%	7/18/16	15,000	15,586	0.3%
1	Federal Home Loan
	Mortgage Corp.	4.500%–5.125%	1/15/14–10/18/16	20,000	19,632	0.3%
1	Federal National
	Mortgage Assn.	6.125%	3/15/12	72,235	76,024	1.2%
1	Federal National
	Mortgage Assn.	4.625%	10/15/13	56,500	55,364	0.9%
1	Federal National
	Mortgage Assn.	5.250%	9/15/16	32,925	33,498	0.5%
1	Federal National
	Mortgage Assn.	4.625%	10/15/14	31,625	30,965	0.5%
1	Federal National
	Mortgage Assn.	4.375%	9/15/12	30,675	29,781	0.5%
1	Federal National
	Mortgage Assn.	4.875%	12/15/16	29,900	29,608	0.5%
1	Federal National
	Mortgage Assn.	5.000%	3/15/16	21,025	21,054	0.3%
1	Federal National
	Mortgage Assn.	4.375%–5.250%	8/1/12–1/2/14	33,050	32,429	0.5%
†	Other—Agency Bonds and Notes				50,419	0.8%
					914,906	14.7%
Total U.S. Government and Agency Obligations (Cost $3,071,576)					3,068,728	49.3%
Corporate Bonds
†	Asset-Backed/Commercial Mortgage-Backed Securities				5,408	0.1%

Finance
	Banking
	Citigroup, Inc.	5.000%	9/15/14	25,344	24,726	0.4%
	HSBC Bank USA	4.625%	4/1/14	8,275	7,937	0.1%
	HSBC Holdings PLC	5.250%	12/12/12	5,225	5,217	0.1%
	UFJ Finance Aruba AEC	6.750%	7/15/13	15,350	16,451	0.3%
†	Other—Banking				405,091	6.5%
	Brokerage
	Goldman Sachs Group, Inc.	5.250%	4/1/13	18,250	18,210	0.3%
	Goldman Sachs Group, Inc.	4.750%–6.600%	1/15/12–10/1/16	68,875	68,322	1.1%
	Morgan Stanley Dean Witter	5.300%	3/1/13	31,500	31,523	0.5%
	Morgan Stanley Dean Witter	4.750%–6.600%	1/9/12–10/18/16	34,665	34,671	0.5%
†	Other—Brokerage				74,927	1.2%

Intermediate-Term Bond Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
	Finance Companies
	General Electric
	Capital Corp.	5.875%	2/15/12	29,550	30,401	0.5%
	General Electric
	Capital Corp.	4.250%–8.125%	5/15/12–10/20/16	50,763	51,776	0.8%
2	HSBC Finance
	Capital Trust IX	5.911%	11/30/35	5,700	5,739	0.1%
	HSBC Finance Corp.	4.750%–7.000%	5/15/12–1/19/16	45,975	46,119	0.7%
†	Other—Finance Companies				137,290	2.2%
	Insurance
	GE Global Insurance
	Holdings Corp.	7.750%	6/15/30	250	303	0.0%
†	Other—Insurance				165,858	2.7%
†	Real Estate Investment Trusts				103,495	1.7%
					1,228,056	19.7%
Industrial
†	Basic Industry				98,565	1.6%
	Capital Goods
	General Electric Co.	5.000%	2/1/13	17,975	17,780	0.3%
†	Other—Capital Goods				127,035	2.0%
†	Communication				291,800	4.7%
†	Consumer Cyclical				186,239	3.0%
†	Consumer Noncyclical				249,117	4.0%
†	Energy				95,674	1.5%
†	Technology				64,106	1.0%
†	Transportation				30,998	0.5%
†	Industrial—Other				6,516	0.1%
					1,167,830	18.7%
Utilities
†	Electric				191,345	3.1%
†	Natural Gas				62,566	1.0%
					253,911	4.1%
Total Corporate Bonds (Cost $2,672,358)					2,655,205	42.6%
Sovereign Bonds (U.S. Dollar-Denominated)
	Kreditanstalt fur Wiederaufbau	5.125%	3/14/16	15,800	15,931	0.3%
	Province of Ontario	4.750%	1/19/16	16,725	16,281	0.3%
	Republic of Italy	5.250%	9/20/16	24,500	24,632	0.4%
	Republic of Italy	5.625%	6/15/12	21,625	22,068	0.3%
†	Other—Sovereign Bonds				299,911	4.8%
Total Sovereign Bonds (Cost $381,411)					378,823	6.1%
†	Taxable Municipal Bonds (Cost $1,347)				1,323	0.0%
				Shares
Temporary Cash Investment
3	Vanguard Market Liquidity Fund, 5.294% (Cost $104,078)		104,078,428		104,078	1.7%
4	Total Investments (Cost $6,230,770)				6,208,157	99.7%
Other Assets and Liabilities
	Other Assets—Note B				125,427	2.0%
	Liabilities				(105,756)	(1.7%)
					19,671	0.3%
Net Assets					6,227,828	100.0%

Intermediate-Term Bond Index Fund

At December 31, 2006, net assets consisted of:[5]
Amount
($000)
Paid-in Capital	6,335,876
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(85,435)
Unrealized Depreciation	(22,613)
Net Assets	6,227,828

Investor Shares—Net Assets
Applicable to 285,835,336 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	2,928,867
Net Asset Value Per Share—Investor Shares	$10.25

Admiral Shares—Net Assets
Applicable to 304,315,376 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	3,118,226
Net Asset Value Per Share—Admiral Shares	$10.25

Institutional Shares—Net Assets
Applicable to 17,638,325 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	180,735
Net Asset Value Per Share—Institutional Shares	$10.25

•	See Note A in Notes to Financial Statements.
†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1

The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4

Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, the aggregate value of these securities was $17,191,000, representing 0.3% of net assets.

5	See Note D in Notes to Financial Statements for the tax-basis components of net assets.

Intermediate-Term Bond Index Fund

Statement of Operations

Year Ended
December 31, 2006
($000)
Investment Income
Income
Interest[1]	311,378
Security Lending	25
Total Income	311,403
Expenses
The Vanguard Group—Note B
Investment Advisory Services	511
Management and Administrative
Investor Shares	4,105
Admiral Shares	2,224
Institutional Shares	79
Marketing and Distribution
Investor Shares	789
Admiral Shares	729
Institutional Shares	12
Custodian Fees	29
Auditing Fees	37
Shareholders’ Reports
Investor Shares	79
Admiral Shares	10
Institutional Shares	—
Trustees’ Fees and Expenses	6
Total Expenses	8,610
Expenses Paid Indirectly—Note C	(23)
Net Expenses	8,587
Net Investment Income	302,816
Realized Net Gain (Loss) on Investment Securities Sold	(65,369)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	3,463
Net Increase (Decrease) in Net Assets Resulting from Operations	240,910

1	Interest income from an affiliated company of the fund was $3,228,000.

Intermediate-Term Bond Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2006	2005
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	302,816	251,557
Realized Net Gain (Loss)	(65,369)	(18,070)
Change in Unrealized Appreciation (Depreciation)	3,463	(139,902)
Net Increase (Decrease) in Net Assets Resulting from Operations	240,910	93,585
Distributions
Net Investment Income
Investor Shares	(145,591)	(160,529)
Admiral Shares	(150,746)	(91,028)
Institutional Shares	(6,479)	—
Realized Capital Gain[1]
Investor Shares	—	(3,866)
Admiral Shares	—	(1,338)
Institutional Shares	—	—
Total Distributions	(302,816)	(256,761)
Capital Share Transactions—Note F
Investor Shares	(47,249)	(392,735)
Admiral Shares	199,316	1,885,701
Institutional Shares	179,910	—
Net Increase (Decrease) from Capital Share Transactions	331,977	1,492,966
Total Increase (Decrease)	270,071	1,329,790
Net Assets
Beginning of Period	5,957,757	4,627,967
End of Period	6,227,828	5,957,757

1.Includes fiscal 2005 short-term gain distributions totaling $1,892,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

Intermediate-Term Bond Index Fund

Financial Highlights

Investor Shares
			Year Ended December 31,
For a Share Outstanding Throughout Each Period	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$10.36	$10.68	$10.69	$10.75	$10.28
Investment Operations
Net Investment Income	.499	.492	.506	.532	.597
Net Realized and Unrealized Gain (Loss)
on Investments	(.110)	(.309)	.038	.064	.478
Total from Investment Operations	.389	.183	.544	.596	1.075
Distributions
Dividends from Net Investment Income	(.499)	(.492)	(.506)	(.532)	(.597)
Distributions from Realized Capital Gains	—	(.011)	(.048)	(.124)	(.008)
Total Distributions	(.499)	(.503)	(.554)	(.656)	(.605)
Net Asset Value, End of Period	$10.25	$10.36	$10.68	$10.69	$10.75

Total Return[1]	3.91%	1.75%	5.22%	5.65%	10.85%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,929	$3,009	$3,501	$2,749	$2,415
Ratio of Total Expenses to
Average Net Assets	0.18%	0.18%	0.18%	0.20%	0.21%
Ratio of Net Investment Income to
Average Net Assets	4.91%	4.68%	4.75%	4.91%	5.75%
Portfolio Turnover Rate	86%	76%	84%	98%	141%

1	Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.

Intermediate-Term Bond Index Fund

Admiral Shares
			Year Ended December 31,
For a Share Outstanding Throughout Each Period	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$10.36	$10.68	$10.69	$10.75	$10.28
Investment Operations
Net Investment Income	.506	.499	.514	.538	.602
Net Realized and Unrealized Gain (Loss)
on Investments	(.110)	(.309)	.038	.064	.478
Total from Investment Operations	.396	.190	.552	.602	1.080
Distributions
Dividends from Net Investment Income	(.506)	(.499)	(.514)	(.538)	(.602)
Distributions from Realized Capital Gains	—	(.011)	(.048)	(.124)	(.008)
Total Distributions	(.506)	(.510)	(.562)	(.662)	(.610)
Net Asset Value, End of Period	$10.25	$10.36	$10.68	$10.69	$10.75

Total Return	3.98%	1.82%	5.30%	5.70%	10.91%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,118	$2,949	$1,127	$756	$662
Ratio of Total Expenses to
Average Net Assets	0.11%	0.11%	0.11%	0.15%	0.16%
Ratio of Net Investment Income to
Average Net Assets	4.98%	4.75%	4.82%	4.96%	5.78%
Portfolio Turnover Rate	86%	76%	84%	98%	141%

Intermediate-Term Bond Index Fund

Institutional Shares
Jan. 26[1] to
Dec. 31,
For a Share Outstanding Throughout the Period	2006
Net Asset Value, Beginning of Period	$10.29
Investment Operations
Net Investment Income	.473
Net Realized and Unrealized Gain (Loss) on Investments	(.040)
Total from Investment Operations	.433
Distributions
Dividends from Net Investment Income	(.473)
Distributions from Realized Capital Gains	—
Total Distributions	(.473)
Net Asset Value, End of Period	$10.25

Total Return	4.36%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$181
Ratio of Total Expenses to Average Net Assets	0.08%*
Ratio of Net Investment Income to Average Net Assets	5.01%*
Portfolio Turnover Rate	86%

1	Inception.

* Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Bond Index Fund

Notes to Financial Statements

Vanguard Intermediate-Term Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Institutional Shares were first issued on January 26, 2006, and are designed for investors who meet certain administrative and service criteria and invest a minimum of $25 million.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

4. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

Intermediate-Term Bond Index Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2006, the fund had contributed capital of $618,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.62% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended December 31, 2006, custodian fee offset arrangements reduced the fund’s expenses by $23,000.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

For tax purposes, at December 31, 2006, the fund had available realized losses of $85,082,000 to offset future net capital gains of $866,000 through December 31, 2013, $80,479,000 through December 31, 2014, and $3,737,000 through December 31, 2015.

At December 31, 2006, the cost of investment securities for tax purposes was $6,230,988,000. Net unrealized depreciation of investment securities for tax purposes was $22,831,000, consisting of unrealized gains of $36,409,000 on securities that had risen in value since their purchase and $59,240,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended December 31, 2006, the fund purchased $1,347,838,000 of investment securities and sold $1,331,853,000 of investment securities other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $3,983,039,000 and $3,692,243,000, respectively.

F. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2006		2005
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	836,823	82,313	1,407,063	133,636
Issued in Lieu of Cash Distributions	127,802	12,585	142,246	13,528
Redeemed	(1,011,874)	(99,568)	(1,942,044)	(184,581)
Net Increase (Decrease)—Investor Shares	(47,249)	(4,670)	(392,735)	(37,417)
Admiral Shares
Issued	1,100,803	108,299	2,183,549	207,568
Issued in Lieu of Cash Distributions	122,022	12,016	72,355	6,909
Redeemed	(1,023,509)	(100,768)	(370,203)	(35,263)
Net Increase (Decrease)—Admiral Shares	199,316	19,547	1,885,701	179,214

Intermediate-Term Bond Index Fund

		Year Ended December 31,
		2006		2005
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	187,743	18,420	—	—
Issued in Lieu of Cash Distributions	4,554	448	—	—
Redeemed	(12,387)	(1,230)	—	—
Net Increase (Decrease)—Institutional Shares	179,910	17,638	—	—

G. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund’s fiscal year ending December 31, 2007. Management is in the process of analyzing the fund’s tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund’s financial statements.

Long-Term Bond Index Fund

Fund Profile

As of December 31, 2006

Financial Attributes
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Issues	679	988	7,134
Yield		—	—
Investor Shares	5.3%
Institutional Shares	5.4%
Yield to Maturity	5.5%[3]	5.5%	5.4%
Average Coupon	6.9%	6.7%	5.4%
Average Effective
Maturity	20.1 years	20.8 years	7.0 years
Average Quality[4]	Aa2	Aa2	Aa1
Average Duration	10.9 years	10.9 years	4.5 years
Expense Ratio		—	—
Investor Shares	0.18%
Institutional Shares	0.08%[5]
Short-Term Reserves	0%	—	—

Sector Diversification[6] (% of portfolio)

Asset-Backed/Commercial Mortgage-Backed	0%
Finance	11
Foreign	6
Government Mortgage-Backed	0
Industrial	25
Treasury/Agency	53
Utilities	5

Volatility Measures[7]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	1.00	0.94
Beta	1.01	2.25

Distribution by Maturity (% of portfolio)

Under 1 Year	1%
1–5 Years	0
5–10 Years	1
10–20 Years	44
20–30 Years	53
Over 30 Years	1

Distribution by Credit Quality[4](% of portfolio)

Aaa	55%
Aa	7
A	18
Baa	20

Investment Focus

1	Lehman Long Government/Credit Index.
2	Lehman Aggregate Bond Index.
3	Before expenses.
4	Moody’s Investors Service.
5	Annualized.
6	The agency sector may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.
7	For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 72.

Long-Term Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 1996–December 31, 2006

Initial Investment of $10,000

	Average Annual Total Returns			Final Value
	Periods Ended December 31, 2006			of a $10,000
	One Year	Five Years	Ten Years	Investment
Long-Term Bond Index Fund
Investor Shares[1]	2.67%	7.18%	7.72%	$21,043
Lehman Aggregate Bond Index	4.33	5.06	6.24	18,312
Lehman Long Government/Credit Index	2.71	7.38	7.72	21,030
Average Corporate A-Rated Debt Fund[2]	3.86	4.64	5.44	16,981

		Final Value of
	Since	a $25,000,000
	Inception[3]	Investment
Long-Term Bond Index Fund Institutional Shares	3.86%	$25,966,067
Lehman Aggregate Bond Index	4.48	26,121,093
Lehman Long Government/Credit Index	3.76	25,940,836

1	Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
2	Derived from data provided by Lipper Inc.; based on the Average General U.S. Government Fund through December 31, 2001, and the Average Corporate A-Rated Debt Fund thereafter.
3	February 2, 2006.

Long-Term Bond Index Fund

Fiscal-Year Total Returns (%): December 31, 1996–December 31, 2006
		Investor Shares
				Lehman[1]
Fiscal	Capital	Income	Total	Total
Year	Return	Return	Return	Return
1997	6.9%	7.4%	14.3%	14.5%
1998	5.5	6.5	12.0	11.8
1999	–13.5	5.6	–7.9	–7.7
2000	9.1	7.5	16.6	16.2
2001	1.6	6.6	8.2	7.3
2002	7.8	6.6	14.4	14.8
2003	0.0	5.5	5.5	5.9
2004	2.8	5.6	8.4	8.6
2005	0.2	5.1	5.3	5.3
2006	–2.6	5.3	2.7	2.7

1	Lehman Long Government/Credit Index.

Note: See Financial Highlights tables on pages 63 and 64 for dividend and capital gains information.

Long-Term Bond Index Fund

Financial Statements

Statement of Net Assets—Investments Summmary

As of December 31, 2006

This Statement summarizes the fund’s holdings by bond type (U.S. government and agency issues, corporate bonds, sovereign bonds, etc.); corporate bonds are further classified by industry sector. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com® and on the Securities and Exchange Comission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
	U.S. Treasury Bond	6.250%	5/15/30	103,855	123,783	5.6%
	U.S. Treasury Bond	8.750%	8/15/20	61,325	84,792	3.8%
	U.S. Treasury Bond	7.625%	2/15/25	63,400	83,916	3.8%
	U.S. Treasury Bond	8.125%	8/15/21	57,720	77,056	3.5%
	U.S. Treasury Bond	6.375%	8/15/27	62,660	74,595	3.4%
	U.S. Treasury Bond	8.875%	2/15/19	53,025	72,537	3.3%
	U.S. Treasury Bond	6.750%	8/15/26	48,615	59,812	2.7%
	U.S. Treasury Bond	6.125%	8/15/29	45,080	52,716	2.4%
	U.S. Treasury Bond	8.500%	2/15/20	38,075	51,425	2.3%
	U.S. Treasury Bond	8.875%	8/15/17	35,975	48,133	2.2%
	U.S. Treasury Bond	7.625%	11/15/22	34,045	44,200	2.0%
	U.S. Treasury Bond	5.500%	8/15/28	31,525	34,081	1.6%
	U.S. Treasury Bond	8.000%	11/15/21	25,195	33,407	1.5%
	U.S. Treasury Bond	7.875%	2/15/21	22,780	29,671	1.3%
	U.S. Treasury Bond	5.375%	2/15/31	26,750	28,669	1.3%
	U.S. Treasury Bond	8.750%	5/15/20	20,700	28,553	1.3%
	U.S. Treasury Bond	8.125%	8/15/19	21,645	28,287	1.3%
	U.S. Treasury Bond	6.625%	2/15/27	18,190	22,169	1.0%
	U.S. Treasury Bond	9.000%	11/15/18	5,330	7,332	0.3%
	U.S. Treasury Bond	4.500%–11.250%	2/15/15–2/15/36	10,135	12,094	0.5%
	U.S. Treasury Note	3.375%–4.500%	2/28/07–11/15/13	10,150	10,038	0.5%
					1,007,266	45.6%
Agency Bonds and Notes
1	Federal Home Loan Bank	5.375%	5/15/19	7,250	7,397	0.3%
1	Federal Home Loan
	Mortgage Corp.	6.750%	3/15/31	14,100	17,104	0.8%
1	Federal Home Loan
	Mortgage Corp.	6.750%	9/15/29	7,700	9,287	0.4%
1	Federal Home Loan
	Mortgage Corp.	5.000%	12/14/18	7,150	6,974	0.3%

Long-Term Bond Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
1	Federal Home Loan
	Mortgage Corp.	6.250%	7/15/32	3,175	3,662	0.2%
1	Federal National
	Mortgage Assn.	7.250%	5/15/30	11,935	15,236	0.7%
1	Federal National
	Mortgage Assn.	6.625%	11/15/30	12,100	14,474	0.7%
1	Federal National
	Mortgage Assn.	7.125%	1/15/30	10,475	13,176	0.6%
1	Federal National
	Mortgage Assn.	6.250%	5/15/29	5,350	6,093	0.3%
1	Federal National
	Mortgage Assn.	0.000%–6.210%	6/1/17–8/6/38	15,625	9,012	0.4%
	State of Israel (U.S.
	Government Guaranteed)	5.500%	12/4/23	5,325	5,428	0.2%
1	Tennessee Valley Auth.	6.750%	11/1/25	4,500	5,361	0.2%
†	Other—Agency Bonds and Notes				28,410	1.3%
					141,614	6.4%
Total U.S. Government and Agency Obligations (Cost $1,120,783)					1,148,880	52.0%
Corporate Bonds
†	Asset-Backed Securities				3,324	0.1%

Finance
†	Banking				117,362	5.3%
	Brokerage
	Goldman Sachs Group, Inc.	6.125%	2/15/33	5,450	5,581	0.3%
†	Other—Brokerage				28,368	1.3%
	Finance Companies
	General Electric Capital Corp.	6.750%	3/15/32	11,775	13,586	0.6%
†	Other—Finance Companies				5,965	0.3%
†	Insurance				56,529	2.6%
†	Real Estate Investment Trusts				2,813	0.1%
†	Finance—Other				751	0.0%
					230,955	10.5%
Industrial
†	Basic Industry				39,858	1.8%
	Capital Goods
	Northrop Grumman Corp.	7.750%	2/15/31	4,300	5,340	0.2%
†	Other—Capital Goods				45,722	2.1%
	Communication
	AT&T Corp.	8.000%	11/15/31	4,425	5,505	0.2%
	British Telecommunications PLC	9.125%	12/15/30	5,975	8,178	0.4%
	Deutsche Telekom
	International Finance	8.250%	6/15/30	8,125	10,003	0.5%
	France Telecom	8.500%	3/1/31	5,500	7,256	0.3%
	New Cingular Wireless Services	8.750%	3/1/31	4,600	5,980	0.3%
	Sprint Capital Corp.	6.875%	11/15/28	6,200	6,187	0.3%
	Time Warner Entertainment	8.375%	3/15/23–7/15/33	4,375	5,193	0.2%
	Verizon Global Funding Corp.	7.750%	12/1/30	7,350	8,624	0.4%
†	Other—Communication				109,239	4.9%
	Consumer Cyclical
	Time Warner, Inc.	7.625%	4/15/31	5,835	6,498	0.3%
	Time Warner, Inc.	6.625%	5/15/29	5,275	5,313	0.3%
	Time Warner, Inc.	6.500%–9.150%	2/1/23–11/15/36	6,220	7,002	0.3%
†	Other—Consumer Cyclical				48,501	2.2%
†	Consumer Noncyclical				87,441	4.0%

Long-Term Bond Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
	Energy
	Tosco Corp.	8.125%	2/15/30	7,500	9,553	0.4%
†	Other—Energy				61,735	2.8%
†	Technology				17,567	0.8%
†	Transportation				33,878	1.6%
†	Industrial—Other				662	0.0%
					535,235	24.3%
Utilities
	Electric
	FirstEnergy Corp.	7.375%	11/15/31	5,050	5,781	0.3%
	Pacific Gas & Electric Co.	6.050%	3/1/34	6,650	6,727	0.3%
†	Other—Electric				77,527	3.5%
†	Natural Gas				25,563	1.1%
					115,598	5.2%
Total Corporate Bonds (Cost $878,776)					885,112	40.1%
Sovereign Bonds (U.S. Dollar-Denominated)
	Quebec Hydro Electric	8.050%	7/7/24	5,000	6,493	0.3%
	Republic of Italy	6.875%	9/27/23	6,600	7,662	0.4%
	United Mexican States	8.125%	12/30/19	7,250	8,863	0.4%
	United Mexican States	5.625%	1/15/17	5,425	5,436	0.2%
	United Mexican States	8.000%	9/24/22	4,300	5,263	0.2%
	United Mexican States	6.750%–8.300%	8/15/31–9/27/34	10,850	12,718	0.6%
†	Other—Sovereign Bonds				48,652	2.2%
Total Sovereign Bonds (Cost $91,603)					95,087	4.3%
Taxable Municipal Bonds
	Illinois (Taxable Pension) GO	5.100%	6/1/33	18,150	17,374	0.8%
†	Other—Taxable Muncipal Bonds				10,481	0.5%
Total Taxable Municipal Bonds (Cost $27,442)					27,855	1.3%
				Shares
Temporary Cash Investment
2	Vanguard Market Liquidity Fund, 5.294% (Cost $10,884)		10,884,295		10,884	0.5%
3	Total Investments (Cost $2,129,488)				2,167,818	98.2%
Other Assets and Liabilities
	Receivables for Capital Shares Issued				53,026	2.4%
	Other Assets—Note B				55,175	2.5%
	Payables for Investment Securities Purchased				(61,522)	(2.8%)
	Other Liabilities				(7,675)	(0.3%)
					39,004	1.8%
Net Assets (100%)					2,206,822	100.0%

Long-Term Bond Index Fund

At December 31, 2006, net assets consisted of:[4]
Amount
($000)
Paid-in Capital	2,188,232
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(19,740)
Unrealized Appreciation	38,330
Net Assets	2,206,822

Investor Shares—Net Assets
Applicable to 164,683,081 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	1,898,104
Net Asset Value Per Share—Investor Shares	$11.53

Institutional Shares—Net Assets
Applicable to 26,782,090 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	308,718
Net Asset Value Per Share—Institutional Shares	$11.53

•	See Note A in Notes to Financial Statements.
†	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1

The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3

Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, the aggregate value of these securities was $11,120,000, representing 0.5% of net assets.

4	See Note D in Notes to Financial Statements for the tax-basis components of net assets. GO—General Obligation Bond.

Long-Term Bond Index Fund

Statement of Operations

Year Ended
December 31, 2006
($000)
Investment Income
Income
Interest[1]	110,748
Security Lending	4
Total Income	110,752
Expenses
The Vanguard Group—Note B
Investment Advisory Services	167
Management and Administrative
Investor Shares	2,587
Institutional Shares	90
Marketing and Distribution
Investor Shares	461
Institutional Shares	28
Custodian Fees	13
Auditing Fees	36
Shareholders’ Reports
Investor Shares	51
Institutional Shares	—
Trustees’ Fees and Expenses	2
Total Expenses	3,435
Expenses Paid Indirectly—Note C	(8)
Net Expenses	3,427
Net Investment Income	107,325
Realized Net Gain (Loss) on Investment Securities Sold	(12,647)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(37,520)
Net Increase (Decrease) in Net Assets Resulting from Operations	57,158

1	Interest income from an affiliated company of the fund was $931,000.

Long-Term Bond Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2006	2005
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	107,325	82,570
Realized Net Gain (Loss)	(12,647)	(3,641)
Change in Unrealized Appreciation (Depreciation)	(37,520)	(1,431)
Net Increase (Decrease) in Net Assets Resulting from Operations	57,158	77,498
Distributions
Net Investment Income
Investor Shares	(98,659)	(82,570)
Institutional Shares	(8,666)	—
Realized Capital Gain
Investor Shares	—	—
Institutional Shares	—	—
Total Distributions	(107,325)	(82,570)
Capital Share Transactions—Note F
Investor Shares	57,219	588,386
Institutional Shares	306,723	—
Net Increase (Decrease) from Capital Share Transactions	363,942	588,386
Total Increase (Decrease)	313,775	583,314
Net Assets
Beginning of Period	1,893,047	1,309,733
End of Period	2,206,822	1,893,047

Long-Term Bond Index Fund

Financial Highlights

Investor Shares
			Year Ended December 31,
For a Share Outstanding Throughout Each Period	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$11.84	$11.82	$11.50	$11.67	$10.83
Investment Operations
Net Investment Income	.603	.601	.617	.627	.658
Net Realized and Unrealized Gain (Loss)
on Investments	(.310)	.020	.320	.004	.840
Total from Investment Operations	.293	.621	.937	.631	1.498
Distributions
Dividends from Net Investment Income	(.603)	(.601)	(.617)	(.627)	(.658)
Distributions from Realized Capital Gains	—	—	—	(.174)	—
Total Distributions	(.603)	(.601)	(.617)	(.801)	(.658)
Net Asset Value, End of Period	$11.53	$11.84	$11.82	$11.50	$11.67

Total Return[1]	2.67%	5.32%	8.40%	5.50%	14.35%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,898	$1,893	$1,310	$951	$794
Ratio of Total Expenses to
Average Net Assets	0.18%	0.18%	0.18%	0.20%	0.21%
Ratio of Net Investment Income to
Average Net Assets	5.30%	5.03%	5.34%	5.34%	5.92%
Portfolio Turnover Rate	55%	52%	62%	76%	141%

1	Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.

Long-Term Bond Index Fund

Institutional Shares
Feb. 2[1] to
Dec. 31,
For a Share Outstanding Throughout the Period	2006
Net Asset Value, Beginning of Period	$11.66
Investment Operations
Net Investment Income	.559
Net Realized and Unrealized Gain (Loss) on Investments	(.130)
Total from Investment Operations	.429
Distributions
Dividends from Net Investment Income	(.559)
Distributions from Realized Capital Gains	—
Total Distributions	(.559)
Net Asset Value, End of Period	$11.53

Total Return	3.86%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$309
Ratio of Total Expenses to Average Net Assets	0.08%*
Ratio of Net Investment Income to Average Net Assets	5.40%*
Portfolio Turnover Rate	55%

1	Inception.

* Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Bond Index Fund

Notes to Financial Statements

Vanguard Long-Term Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers two classes of shares: Investor Shares and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares were first issued on February 2, 2006, and are designed for investors who meet certain administrative and service criteria and invest a minimum of $25 million.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

4. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

Long-Term Bond Index Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2006, the fund had contributed capital of $214,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.21% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended December 31, 2006, custodian fee offset arrangements reduced the fund’s expenses by $8,000.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

For tax purposes, at December 31, 2006, the fund had available realized losses of $19,016,000 to offset future net capital gains of $3,199,000 through December 31, 2012, $1,583,000 through December 31, 2013, and $14,234,000 through December 31, 2014.

At December 31, 2006, the cost of investment securities for tax purposes was $2,130,213,000. Net unrealized appreciation of investment securities for tax purposes was $37,605,000, consisting of unrealized gains of $56,100,000 on securities that had risen in value since their purchase and $18,495,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the year ended December 31, 2006, the fund purchased $414,879,000 of investment securities and sold $194,569,000 of investment securities other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $1,004,937,000 and $875,350,000, respectively.

F. Capital share transactions for each class of shares were:

		Year Ended December 31,
		2006		2005
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	529,255	46,386	786,307	65,739
Issued in Lieu of Cash Distributions	87,690	7,706	73,461	6,148
Redeemed	(559,726)	(49,299)	(271,382)	(22,831)
Net Increase (Decrease)—Investor Shares	57,219	4,793	588,386	49,056
Institutional Shares
Issued	303,081	26,463	—	—
Issued in Lieu of Cash Distributions	7,397	651	—	—
Redeemed	(3,755)	(332)	—	—
Net Increase (Decrease)—Institutional Shares	306,723	26,782	—	—

Long-Term Bond Index Fund

G. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund’s fiscal year ending December 31, 2007. Management is in the process of analyzing the fund’s tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund’s financial statements.

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Bond Index Funds and Shareholders of Vanguard Total Bond Market Index Fund, Vanguard Short-Term Bond Index Fund, Vanguard Intermediate-Term Bond Index Fund and Vanguard Long-Term Bond Index Fund:

In our opinion, the accompanying statements of net assets–investments summary, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Total Bond Market Index Fund, Vanguard Short-Term Bond Index Fund, Vanguard Intermediate-Term Bond Index Fund, and Vanguard Long-Term Bond Index Fund (separate funds of Vanguard Bond Index Funds, hereafter referred to as the “Funds”) at December 31, 2006, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian and brokers and by agreement to the underlying ownership records for Vanguard Market Liquidity Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 9, 2007

Special 2006 tax information (unaudited) for Vanguard Total Bond Market Index Fund

This information for the fiscal year ended December 31, 2006, is included pursuant to provisions of the Internal Revenue Code.

For nonresident alien shareholders, 70.7% of income dividends qualifies as interest-related dividends.

Special 2006 tax information (unaudited) for Vanguard Short-Term Bond Index Fund

This information for the fiscal year ended December 31, 2006, is included pursuant to provisions of the Internal Revenue Code.

For nonresident alien shareholders, 69.0% of income dividends qualifies as interest-related dividends.

Special 2006 tax information (unaudited) for Vanguard Intermediate-Term Bond Index Fund

This information for the fiscal year ended December 31, 2006, is included pursuant to provisions of the Internal Revenue Code.

For nonresident alien shareholders, 66.5% of income dividends qualifies as interest-related dividends.

Special 2006 tax information (unaudited) for Vanguard Long-Term Bond Index Fund

This information for the fiscal year ended December 31, 2006, is included pursuant to provisions of the Internal Revenue Code.

For nonresident alien shareholders, 66.0% of income dividends qualifies as interest-related dividends.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on page 71 illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs or account maintenance fees. They do not include your fund’s low-balance fee, which is described in the prospectus. If this fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

Six Months Ended December 31, 2006[1]
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Index Fund	6/30/2006	12/31/2006	Period[2]
Based on Actual Fund Return
Total Bond Market
Investor	$1,000.00	$1,052.49	$0.98
Admiral	1,000.00	1,052.96	0.52
Institutional	1,000.00	1,053.17	0.31
Short-Term Bond
Investor	$1,000.00	$1,035.33	$0.87
Admiral	1,000.00	1,035.69	0.51
Intermediate-Term Bond
Investor	$1,000.00	$1,059.16	$0.88
Admiral	1,000.00	1,059.53	0.52
Institutional	1,000.00	1,059.68	0.42
Long-Term Bond
Investor	$1,000.00	$1,081.21	$0.89
Institutional	1,000.00	1,081.71	0.42
Based on Hypothetical 5% Yearly Return
Total Bond Market
Investor	$1,000.00	$1,024.25	$0.97
Admiral	1,000.00	1,024.70	0.51
Institutional	1,000.00	1,024.90	0.31
Short-Term Bond
Investor	$1,000.00	$1,024.35	$0.87
Admiral	1,000.00	1,024.70	0.51
Intermediate-Term Bond
Investor	$1,000.00	$1,024.35	$0.87
Admiral	1,000.00	1,024.70	0.51
Institutional	1,000.00	1,024.80	0.41
Long-Term Bond
Investor	$1,000.00	$1,024.35	$0.87
Institutional	1,000.00	1,024.80	0.41

1	This table does not include data for funds or share classes of funds with fewer than six months of history.
2

These calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Total Bond Market Index Fund, 0.19% for Investor Shares, 0.10% for Admiral Shares, 0.06% for Institutional Shares; for the Short-Term Bond Index Fund, 0.17% for Investor Shares, 0.10% for Admiral Shares; for the Intermediate-Term Bond Index Fund, 0.17% for Investor Shares, 0.10% for Admiral Shares, 0.08% for Institutional Shares; and for the Long-Term Bond Index Fund, 0.17% for Investor Shares, 0.08% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Glossary

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s fixed income holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers. U.S. Treasury securities are considered to have the highest credit quality.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield. A snapshot of a fund’s interest income. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days (7 days for money market funds) and is annualized, or projected forward for the coming year.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief
Trustee since May 1987;	Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each
Chairman of the Board and	of the investment companies served by The Vanguard Group.
Chief Executive Officer
145 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures
Trustee since January 2001	in education); Senior Advisor to Greenwich Associates (international business strategy
145 Vanguard Funds Overseen	consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business
at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman and Chief Executive Officer
Trustee since December 20012	of Rohm and Haas Co. (chemicals); Board Member of the American Chemistry Council;
145 Vanguard Funds Overseen	Director of Tyco International, Ltd. (diversified manufacturing and services) (since 2005);
Trustee of Drexel University and of the Chemical Heritage Foundation.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the University of
Trustee since June 2006	Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School
145 Vanguard Funds Overseen	for Communication, and Graduate School of Education of the University of Pennsylvania
since 2004; Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics and the
University Center for Human Values (1990–2004), Princeton University; Director of Carnegie
Corporation of New York and of Philadelphia 2016 (since 2005) and of Schuylkill River
Development Corporation and Greater Philadelphia Chamber of Commerce (since 2004).

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President and Chief
Trustee since July 1998	Global Diversity Officer (since January 2006), Vice President and Chief Information
145 Vanguard Funds Overseen	Officer (1997–2005), and Member of the Executive Committee of Johnson & Johnson
(pharmaceuticals/consumer products); Director of the University Medical Center at
Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance and
Trustee since December 2004	Banking, Harvard Business School (since 2000); Senior Associate Dean, Director of Faculty
145 Vanguard Funds Overseen	Recruiting, and Chair of Finance Faculty, Harvard Business School; Director and Chairman
of UNX, Inc. (equities trading firm) (since 2003); Director of registered investment companies advised by Merrill Lynch Investment Managers and affiliates (1985–2004),
Genbel Securities Limited (South African financial services firm) (1999–2003), Gensec
Bank (1999–2003), Sanlam, Ltd. (South African insurance company) (2001–2003), and
Stockback, Inc. (credit card firm) (2000–2002).

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive
Trustee since January 1993	Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/ lignite);
145 Vanguard Funds Overseen	Director of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive
Trustee since April 1985	Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines),
145 Vanguard Funds Overseen	MeadWestvaco Corp. (packaging products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard
Secretary since July 2005	Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary
145 Vanguard Funds Overseen	of The Vanguard Group, and each of the investment companies served by The Vanguard
Group, since 2005; Principal of The Vanguard Group (1997-2006).

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.;
Treasurer since July 1998	Treasurer of each of the investment companies served by The Vanguard Group.
145 Vanguard Funds Overseen

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	Michael S. Miller
Mortimer J. Buckley	Paul A. Heller	Ralph K. Packard
James H. Gately	F. William McNabb, III	George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard™ > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Vanguard.com, Admiral, Signal, Connect with Vanguard, and the ship logo are trademarks of The Vanguard Group,
Direct Investor Account Services > 800-662-2739	Inc.

Institutional Investor Services > 800-523-1036	All other marks are the exclusive property of their
respective owners.
Text Telephone for the Hearing Impaired > 800-952-3335
All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.

This material may be used in conjunction	You can obtain a free copy of Vanguard’s proxy voting
with the offering of shares of any Vanguard	guidelines by visiting our website, www.vanguard.com,
fund only if preceded or accompanied by	and searching for “proxy voting guidelines,” or by calling
the fund’s current prospectus.	Vanguard at 800-662-2739. They are also available from
the SEC’s website, www.sec.gov. In addition, you may
obtain a free report on how your fund voted the proxies for
securities it owned during the 12 months ended June 30.
To get the report, visit either www.vanguard.com
or www.sec.gov.

You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2007 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q840 022007

Vanguard Total Bond Market Index Fund
Schedule of Investments
December 31, 2006

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government and Agency Obligations (69.8%)

U.S. Government Securities (25.6%)
U.S. Treasury Bond	10.375%	11/15/12	4,375	4,570
U.S. Treasury Bond	3.625%	5/15/13	4,950	4,665
U.S. Treasury Bond	12.000%	8/15/13	131,800	146,339
U.S. Treasury Bond	13.250%	5/15/14	7,000	8,317
U.S. Treasury Bond	11.250%	2/15/15	112,225	161,236
U.S. Treasury Bond	10.625%	8/15/15	147,450	208,595
U.S. Treasury Bond	9.875%	11/15/15	5,950	8,154
U.S. Treasury Bond	9.250%	2/15/16	175	233
U.S. Treasury Bond	7.250%	5/15/16	137,100	163,000
U.S. Treasury Bond	7.500%	11/15/16	14,694	17,860
U.S. Treasury Bond	8.750%	5/15/17	252,360	333,904
U.S. Treasury Bond	8.875%	8/15/17	205,790	275,340
U.S. Treasury Bond	9.125%	5/15/18	17,500	24,076
U.S. Treasury Bond	9.000%	11/15/18	9,175	12,621
U.S. Treasury Bond	8.875%	2/15/19	52,675	72,058
U.S. Treasury Bond	8.125%	8/15/19	161,395	210,923
U.S. Treasury Bond	8.500%	2/15/20	222,140	300,028
U.S. Treasury Bond	8.750%	5/15/20	40,575	55,968
U.S. Treasury Bond	8.750%	8/15/20	173,950	240,513
U.S. Treasury Bond	7.875%	2/15/21	107,107	139,506
U.S. Treasury Bond	8.125%	5/15/21	4,525	6,026
U.S. Treasury Bond	8.125%	8/15/21	93,600	124,955
U.S. Treasury Bond	8.000%	11/15/21	86,120	114,190
U.S. Treasury Bond	7.625%	11/15/22	110,305	143,206
U.S. Treasury Bond	7.125%	2/15/23	2,575	3,205
U.S. Treasury Bond	7.625%	2/15/25	186,125	246,352
U.S. Treasury Bond	6.875%	8/15/25	5,325	6,593
U.S. Treasury Bond	6.750%	8/15/26	175,530	215,955
U.S. Treasury Bond	6.500%	11/15/26	775	931
U.S. Treasury Bond	6.625%	2/15/27	17,125	20,871
U.S. Treasury Bond	6.375%	8/15/27	10,240	12,190
U.S. Treasury Bond	6.125%	11/15/27	5,975	6,936
U.S. Treasury Bond	5.250%	11/15/28	3,710	3,893
U.S. Treasury Bond	5.250%	2/15/29	11,100	11,648
U.S. Treasury Bond	6.125%	8/15/29	208,490	243,803
U.S. Treasury Bond	6.250%	5/15/30	35,000	41,716
U.S. Treasury Bond	5.375%	2/15/31	3,350	3,590
U.S. Treasury Bond	4.500%	2/15/36	1,030	980
U.S. Treasury Note	3.125%	5/15/07	4,900	4,866
U.S. Treasury Note	3.250%	8/15/07	11,975	11,844
U.S. Treasury Note	4.375%	12/31/07	47,300	47,012
U.S. Treasury Note	4.375%	1/31/08	530,950	527,381
U.S. Treasury Note	4.625%	2/29/08	587,825	585,255
U.S. Treasury Note	4.625%	3/31/08	167,500	166,792
U.S. Treasury Note	4.875%	4/30/08	79,500	79,425
U.S. Treasury Note	2.625%	5/15/08	115,975	112,514
U.S. Treasury Note	3.750%	5/15/08	46,325	45,616
U.S. Treasury Note	5.625%	5/15/08	25,970	26,205
U.S. Treasury Note	4.875%	5/31/08	153,450	153,354
U.S. Treasury Note	5.125%	6/30/08	82,225	82,469
U.S. Treasury Note	5.000%	7/31/08	25,000	25,039
U.S. Treasury Note	4.875%	8/31/08	214,850	214,815
U.S. Treasury Note	3.125%	9/15/08	2,200	2,139
U.S. Treasury Note	4.625%	9/30/08	231,375	230,469
U.S. Treasury Note	3.125%	10/15/08	5,125	4,977
U.S. Treasury Note	4.875%	10/31/08	52,725	52,750
U.S. Treasury Note	3.375%	11/15/08	32,725	31,887
U.S. Treasury Note	4.375%	11/15/08	101,950	101,122
U.S. Treasury Note	4.750%	11/15/08	5,300	5,293
U.S. Treasury Note	3.250%	1/15/09	59,200	57,442
U.S. Treasury Note	3.000%	2/15/09	83,540	80,538
U.S. Treasury Note	4.500%	2/15/09	194,460	193,275
U.S. Treasury Note	3.125%	4/15/09	191,345	184,557
U.S. Treasury Note	3.875%	5/15/09	11,175	10,955
U.S. Treasury Note	4.875%	5/15/09	9,675	9,696
U.S. Treasury Note	4.000%	6/15/09	7,730	7,596
U.S. Treasury Note	3.625%	7/15/09	90,355	87,969
U.S. Treasury Note	3.500%	8/15/09	97,325	94,375
U.S. Treasury Note	4.875%	8/15/09	159,600	160,073
U.S. Treasury Note	6.000%	8/15/09	171,875	177,058
U.S. Treasury Note	3.375%	10/15/09	230,495	222,390
U.S. Treasury Note	4.625%	11/15/09	71,025	70,803
U.S. Treasury Note	3.500%	12/15/09	28,825	27,861
U.S. Treasury Note	3.625%	1/15/10	133,960	129,814
U.S. Treasury Note	3.500%	2/15/10	161,275	155,604
U.S. Treasury Note	6.500%	2/15/10	247,380	259,864
U.S. Treasury Note	4.000%	3/15/10	140,225	137,267
U.S. Treasury Note	4.000%	4/15/10	46,475	45,473
U.S. Treasury Note	3.875%	5/15/10	2,200	2,144
U.S. Treasury Note	3.625%	6/15/10	22,000	21,251
U.S. Treasury Note	4.125%	8/15/10	115,471	113,269
U.S. Treasury Note	3.875%	9/15/10	42,100	40,922
U.S. Treasury Note	4.250%	10/15/10	2,675	2,634
U.S. Treasury Note	4.500%	11/15/10	4,400	4,368
U.S. Treasury Note	4.375%	12/15/10	42,910	42,414
U.S. Treasury Note	4.250%	1/15/11	315,210	309,989
U.S. Treasury Note	4.500%	2/28/11	36,215	35,943
U.S. Treasury Note	4.750%	3/31/11	30,000	30,047
U.S. Treasury Note	4.875%	4/30/11	218,800	220,202
U.S. Treasury Note	4.875%	5/31/11	25,000	25,172
U.S. Treasury Note	5.125%	6/30/11	20,950	21,304
U.S. Treasury Note	4.875%	7/31/11	81,200	81,771
U.S. Treasury Note	4.500%	9/30/11	130,275	129,134
U.S. Treasury Note	4.625%	10/31/11	32,590	32,468
U.S. Treasury Note	4.875%	2/15/12	1,990	2,008
U.S. Treasury Note	4.375%	8/15/12	105	103
U.S. Treasury Note	4.000%	11/15/12	2,250	2,172
U.S. Treasury Note	3.875%	2/15/13	95,430	91,345
U.S. Treasury Note	4.250%	8/15/13	27,227	26,546
U.S. Treasury Note	4.250%	11/15/13	22,340	21,750
U.S. Treasury Note	4.000%	2/15/14	226,295	216,606
U.S. Treasury Note	4.750%	5/15/14	150,525	150,924
U.S. Treasury Note	4.250%	8/15/14	485,150	470,973
U.S. Treasury Note	4.250%	11/15/14	89,575	86,902
U.S. Treasury Note	4.875%	8/15/16	725	734

				10,401,875

Agency Bonds and Notes (10.0%)
Arab Republic of Egypt
(U.S. Government Guaranteed)	4.450%	9/15/15	15,150	14,611
1Federal Farm Credit Bank	3.000%	12/17/07	11,275	11,043
1Federal Farm Credit Bank	3.375%	7/15/08	8,800	8,570
1Federal Farm Credit Bank	3.750%	1/15/09	9,775	9,516
1Federal Farm Credit Bank	4.125%	4/15/09	9,150	8,968
1Federal Farm Credit Bank	4.125%	7/17/09	3,000	2,941
1Federal Farm Credit Bank	5.000%	10/23/09	5,000	5,002
1Federal Farm Credit Bank	5.375%	7/18/11	28,750	29,233
1Federal Farm Credit Bank	4.875%	12/16/15	1,575	1,554
1Federal Farm Credit Bank	5.125%	8/25/16	5,550	5,589
1Federal Home Loan Bank	4.850%	2/6/08	63,600	63,367
1Federal Home Loan Bank	5.125%	4/16/08	4,075	4,074
1Federal Home Loan Bank	4.125%	4/18/08	20,925	20,660
1Federal Home Loan Bank	5.125%	6/13/08	47,850	47,869
1Federal Home Loan Bank	5.125%	6/18/08	101,725	101,751
1Federal Home Loan Bank	5.125%	8/8/08	50,000	50,013
1Federal Home Loan Bank	3.875%	8/22/08	100,000	98,085
1Federal Home Loan Bank	5.800%	9/2/08	44,000	44,493
1Federal Home Loan Bank	5.865%	9/2/08	42,820	43,290
1Federal Home Loan Bank	5.790%	4/27/09	900	913
1Federal Home Loan Bank	5.375%	7/17/09	13,875	13,997
1Federal Home Loan Bank	5.000%	12/11/09	4,200	4,200
1Federal Home Loan Bank	3.875%	1/15/10	12,200	11,847
1Federal Home Loan Bank	4.375%	3/17/10	20,000	19,649
1Federal Home Loan Bank	7.625%	5/14/10	71,925	77,701
1Federal Home Loan Bank	5.375%	8/19/11	41,425	42,115
1Federal Home Loan Bank	4.875%	11/18/11	13,750	13,683
1Federal Home Loan Bank	5.750%	5/15/12	25,400	26,363
1Federal Home Loan Bank	4.500%	11/15/12	32,050	31,343
1Federal Home Loan Bank	5.375%	6/14/13	15,000	15,260
1Federal Home Loan Bank	5.125%	8/14/13	122,750	123,693
1Federal Home Loan Bank	4.500%	9/16/13	60,800	59,094
1Federal Home Loan Bank	5.250%	6/18/14	35,925	36,612
1Federal Home Loan Bank	5.375%	5/18/16	26,350	27,080
1Federal Home Loan Bank	5.625%	6/13/16	2,950	3,049
1Federal Home Loan Bank	4.750%	12/16/16	42,675	41,812
1Federal Home Loan Bank	5.250%	12/11/20	9,225	9,288
1Federal Home Loan Bank	5.500%	7/15/36	6,000	6,268
1Federal Home Loan Mortgage Corp.	4.625%	2/21/08	80,000	79,482
1Federal Home Loan Mortgage Corp.	2.750%	3/15/08	25	24
1Federal Home Loan Mortgage Corp.	5.750%	4/15/08	250,680	252,461
1Federal Home Loan Mortgage Corp.	3.875%	6/15/08	145,400	142,923
1Federal Home Loan Mortgage Corp.	5.000%	9/16/08	7,950	7,944
1Federal Home Loan Mortgage Corp.	5.125%	10/15/08	7,050	7,058
1Federal Home Loan Mortgage Corp.	3.750%	5/12/09	3,130	3,037
1Federal Home Loan Mortgage Corp.	5.250%	5/21/09	73,400	73,796
1Federal Home Loan Mortgage Corp.	6.625%	9/15/09	36,065	37,535
1Federal Home Loan Mortgage Corp.	7.000%	3/15/10	71,925	76,212
1Federal Home Loan Mortgage Corp.	4.125%	7/12/10	127,947	124,562
1Federal Home Loan Mortgage Corp.	6.875%	9/15/10	38,683	41,183
1Federal Home Loan Mortgage Corp.	4.750%	1/18/11	5,800	5,756
1Federal Home Loan Mortgage Corp.	6.000%	6/15/11	8,800	9,159
1Federal Home Loan Mortgage Corp.	5.250%	7/18/11	25,000	25,285
1Federal Home Loan Mortgage Corp.	5.750%	1/15/12	85,000	87,933
1Federal Home Loan Mortgage Corp.	5.125%	7/15/12	40,145	40,449
1Federal Home Loan Mortgage Corp.	4.500%	1/15/13	31,325	30,570
1Federal Home Loan Mortgage Corp.	4.500%	7/15/13	9,550	9,299
1Federal Home Loan Mortgage Corp.	4.875%	11/15/13	114,925	114,444
1Federal Home Loan Mortgage Corp.	5.000%	7/15/14	96,650	97,068
1Federal Home Loan Mortgage Corp.	0.000%	11/24/14	9,500	6,428
1Federal Home Loan Mortgage Corp.	5.000%	12/14/18	29,521	28,794
1Federal Home Loan Mortgage Corp.	6.750%	9/15/29	14,000	16,886
1Federal Home Loan Mortgage Corp.	6.750%	3/15/31	58,750	71,268
1Federal National Mortgage Assn	4.750%	1/2/07	305	305
1Federal National Mortgage Assn	3.250%	11/15/07	20	20
1Federal National Mortgage Assn	6.000%	5/15/08	174,035	176,011
1Federal National Mortgage Assn	3.875%	7/15/08	138,200	135,717
1Federal National Mortgage Assn	3.250%	8/15/08	150	146
1Federal National Mortgage Assn	4.500%	10/15/08	15,525	15,381
1Federal National Mortgage Assn	3.375%	12/15/08	28,950	28,066
1Federal National Mortgage Assn	5.250%	1/15/09	45,050	45,260
1Federal National Mortgage Assn	3.250%	2/15/09	10	10
1Federal National Mortgage Assn	4.875%	4/15/09	25,000	24,934
1Federal National Mortgage Assn	4.250%	5/15/09	28,300	27,839
1Federal National Mortgage Assn	6.375%	6/15/09	49,412	51,086
1Federal National Mortgage Assn	6.625%	9/15/09	124,315	129,411
1Federal National Mortgage Assn	7.250%	1/15/10	83,390	88,634
1Federal National Mortgage Assn	4.125%	5/15/10	20,000	19,492
1Federal National Mortgage Assn	7.125%	6/15/10	25	27
1Federal National Mortgage Assn	6.250%	2/1/11	16,665	17,358
1Federal National Mortgage Assn	5.125%	4/15/11	24,000	24,143
1Federal National Mortgage Assn	6.000%	5/15/11	42,500	44,186
1Federal National Mortgage Assn	5.000%	10/15/11	86,925	87,115
1Federal National Mortgage Assn	6.125%	3/15/12	97,705	102,830
1Federal National Mortgage Assn	4.375%	9/15/12	36,125	35,073
1Federal National Mortgage Assn	4.750%	2/21/13	5,000	4,920
1Federal National Mortgage Assn	4.375%	3/15/13	24,990	24,221
1Federal National Mortgage Assn	4.625%	5/1/13	15,850	15,382
1Federal National Mortgage Assn	4.625%	10/15/13	90,625	88,803
1Federal National Mortgage Assn	5.125%	1/2/14	3,925	3,918
1Federal National Mortgage Assn	5.000%	4/15/15	20,000	20,065
1Federal National Mortgage Assn	8.200%	3/10/16	50	61
1Federal National Mortgage Assn	5.000%	3/15/16	9,150	9,163
1Federal National Mortgage Assn	5.250%	9/15/16	40,475	41,179
1Federal National Mortgage Assn	4.875%	12/15/16	6,475	6,412
1Federal National Mortgage Assn	6.250%	5/15/29	1,375	1,566
1Federal National Mortgage Assn	7.125%	1/15/30	805	1,013
1Federal National Mortgage Assn	7.250%	5/15/30	85,701	109,400
1Federal National Mortgage Assn	6.625%	11/15/30	22,460	26,866
Private Export Funding Corp.	7.200%	1/15/10	31,825	33,770
Resolution Funding Corp.
(U.S. Government Guaranteed)	8.125%	10/15/19	550	703
Resolution Funding Corp.
(U.S. Government Guaranteed)	8.875%	7/15/20	280	381
Resolution Funding Corp.
(U.S. Government Guaranteed)	8.625%	1/15/30	110	159
Small Business Administration Variable Rate
Interest Only Custodial Receipts (U.S. Government Guaranteed)	2.719%	7/15/17	4,449	222
State of Israel (U.S. Government Guaranteed)	5.500%	9/18/23	5,525	5,643
State of Israel (U.S. Government Guaranteed)	5.500%	12/4/23	3,900	3,975
State of Israel (U.S. Government Guaranteed)	5.500%	4/26/24	3,000	3,012
1Tennessee Valley Auth	5.375%	11/13/08	31,925	32,097
1Tennessee Valley Auth	7.125%	5/1/30	33,925	42,729
1Tennessee Valley Auth	4.650%	6/15/35	4,400	4,035
1Tennessee Valley Auth	5.375%	4/1/56	7,150	7,303

				4,064,194

Mortgage-Backed Securities (34.2%)
Conventional Mortgage-Backed Securities (34.2%)
1, 2 Federal Home Loan Mortgage Corp.	4.000%	3/1/08-2/1/21	209,243	198,433
1, 2 Federal Home Loan Mortgage Corp.	4.500%	1/1/08-9/1/35	625,922	600,729
1, 2 Federal Home Loan Mortgage Corp.	5.000%	6/1/07-1/1/37	1,560,667	1,515,861
1, 2 Federal Home Loan Mortgage Corp.	5.500%	1/1/07-1/1/37	1,526,024	1,514,348
1, 2 Federal Home Loan Mortgage Corp.	6.000%	7/1/08-12/1/36	785,919	792,973
1, 2 Federal Home Loan Mortgage Corp.	6.500%	12/1/07-10/1/36	259,583	264,816
1, 2 Federal Home Loan Mortgage Corp.	7.000%	4/1/07-10/1/36	80,209	82,350
1, 2 Federal Home Loan Mortgage Corp.	7.500%	2/1/07-2/1/32	15,583	16,078
1, 2 Federal Home Loan Mortgage Corp.	8.000%	2/1/07-1/1/32	11,130	11,627
1, 2 Federal Home Loan Mortgage Corp.	8.500%	4/1/07-7/1/31	1,854	1,962
1, 2 Federal Home Loan Mortgage Corp.	9.000%	7/1/16-3/1/31	1,378	1,477
1, 2 Federal Home Loan Mortgage Corp.	9.500%	4/1/16-6/1/25	309	328
1, 2 Federal Home Loan Mortgage Corp.	10.000%	7/1/09-4/1/25	88	95
1, 2 Federal Home Loan Mortgage Corp.	10.500%	12/1/15	1	1
1, 2 Federal National Mortgage Assn	4.000%	9/1/10-6/1/19	121,607	115,410
1, 2 Federal National Mortgage Assn	4.500%	2/1/10-11/1/35	739,249	709,472
1, 2 Federal National Mortgage Assn	5.000%	9/1/09-1/1/37	2,193,703	2,131,595
1, 2 Federal National Mortgage Assn	5.500%	11/1/08-1/1/37	2,281,082	2,262,475
1, 2 Federal National Mortgage Assn	6.000%	7/1/08-1/1/37	1,370,062	1,380,840
1, 2 Federal National Mortgage Assn	6.500%	3/1/08-1/1/37	576,479	587,591
1, 2 Federal National Mortgage Assn	7.000%	10/1/07-1/1/37	148,180	152,237
1, 2 Federal National Mortgage Assn	7.500%	9/1/07-12/1/32	20,845	21,532
1, 2 Federal National Mortgage Assn	8.000%	3/1/07-9/1/31	6,293	6,573
1, 2 Federal National Mortgage Assn	8.500%	4/1/07-5/1/32	2,256	2,384
1, 2 Federal National Mortgage Assn	9.000%	5/1/08-8/1/30	591	627
1, 2 Federal National Mortgage Assn	9.500%	7/1/10-11/1/25	686	736
1, 2 Federal National Mortgage Assn	10.000%	10/1/14-11/1/19	171	181
1, 2 Federal National Mortgage Assn	10.500%	5/1/10-8/1/20	20	21
1, 2 Federal National Mortgage Assn	11.000%	9/1/19	12	13
2 Government National Mortgage Assn	4.000%	8/15/18-9/15/18	2,313	2,193
2 Government National Mortgage Assn	4.500%	6/15/18-3/15/36	42,979	41,065
2 Government National Mortgage Assn	5.000%	11/15/17-1/1/37	324,560	316,351
2 Government National Mortgage Assn	5.500%	3/15/15-12/20/36	520,098	517,852
2 Government National Mortgage Assn	6.000%	3/15/09-1/1/37	362,243	367,196
2 Government National Mortgage Assn	6.500%	10/15/07-1/1/37	154,293	158,431
2 Government National Mortgage Assn	7.000%	11/15/07-9/15/36	43,354	44,794
2 Government National Mortgage Assn	7.250%	9/15/25	55	57
2 Government National Mortgage Assn	7.500%	9/15/07-6/15/32	13,974	14,508
2 Government National Mortgage Assn	7.750%	2/15/30	10	11
2 Government National Mortgage Assn	8.000%	8/15/07-12/15/30	9,554	10,031
2 Government National Mortgage Assn	8.500%	5/15/10-3/15/31	2,022	2,138
2 Government National Mortgage Assn	9.000%	10/15/08-3/15/31	4,538	4,849
2 Government National Mortgage Assn	9.500%	5/15/16-9/15/25	968	1,038
2 Government National Mortgage Assn	10.000%	2/15/18-2/15/25	391	425
2 Government National Mortgage Assn	10.500%	7/15/15-4/15/25	267	296
2 Government National Mortgage Assn	11.000%	1/15/10-12/15/15	61	66
2 Government National Mortgage Assn	11.500%	3/15/10-4/15/16	49	51
Nonconventional Mortgage-Backed Secties (0.0%)
2 Government National Mortgage Assn	7.900%	2/15/21	8	8
2 Government National Mortgage Assn	5.375%	6/20/29	1,051	1,061

				13,855,186

Total U.S. Government and Agency Obligations (Cost $28,378,925)				28,321,255

Corporate Bonds (27.1%)

Asset-Backed/Commercial Mortgage-Backed Securities (8.2%)
2, 3 American Express Credit Account Mas	5.490%	3/15/10	6,000	6,006
2, 3 American Express Credit Account Mas	5.460%	10/15/10	66,200	66,315
2, 3 American Express Credit Account Mas	5.530%	11/15/10	3,000	3,010
2, 3 American Express Credit Account Mas	5.350%	3/15/11	1,500	1,501
2 Banc of America Commercial Mortgage	5.787%	5/11/35	19,521	19,793
2 Banc of America Commercial Mortgage	6.503%	4/15/36	8,564	8,842
2 Banc of America Commercial Mortgage	5.118%	7/11/43	2,690	2,672
2, 3 Bank One Issuance Trust	5.460%	1/15/10	10,000	10,002
2 Bank One Issuance Trust	3.590%	5/17/10	2,150	2,126
2, 3 Bank One Issuance Trust	5.470%	6/15/10	78,950	79,041
2, 3 Bank One Issuance Trust	5.460%	12/15/10	23,450	23,507
2, 3 Bank One Issuance Trust	5.460%	2/15/11	200,000	200,452
2 Bear Stearns Commercial Mortgage Se	5.610%	11/15/33	9,900	10,004
2 Bear Stearns Commercial Mortgage Se	5.466%	4/12/38	20,000	20,353
2 Bear Stearns Commercial Mortgage Se	4.830%	8/15/38	20,000	19,469
2 Bear Stearns Commercial Mortgage Se	5.457%	3/11/39	42,000	42,428
2 Bear Stearns Commercial Mortgage Se	4.680%	8/13/39	10,000	9,627
2 Bear Stearns Commercial Mortgage Se	4.740%	3/13/40	9,000	8,689
2 CIT Group Home Equity Loan Trust	6.200%	2/25/30	1,656	1,647
2 COMED Transitional Funding Trust	5.630%	6/25/09	114	114
2, 3 Capital One Master Trust	5.540%	10/15/10	10,000	10,012
2, 3 Capital One Master Trust	5.540%	6/15/11	14,000	14,062
2, 3 Capital One Multi-Asset Execution T	5.530%	9/15/11	75,630	75,956
2 Chase Commercial Mortgage Securitie	6.390%	11/18/30	17,766	17,971
2, 3 Chase Credit Card Master Trust	5.390%	9/15/09	39,400	39,398
2, 3 Chase Credit Card Master Trust	5.450%	10/15/09	14,200	14,206
2, 3 Chase Credit Card Master Trust	5.470%	2/15/10	53,510	53,570
2, 3 Chase Credit Card Master Trust	5.470%	1/17/11	35,000	35,125
2, 3 Chase Issuance Trust	5.360%	12/15/10	216,826	216,926
2 Chase Issuance Trust	4.650%	12/17/12	39,225	38,782
2 Chase Manhattan Auto Owner Trust	2.570%	2/16/10	5,770	5,724
2 Citibank Credit Card Issuance Trust	4.950%	2/9/09	43,650	43,633
2 Citibank Credit Card Issuance Trust	6.875%	11/16/09	750	760
2 Citibank Credit Card Master Trust	5.875%	3/10/11	1,250	1,270
2, 4 Citicorp Lease Pass-Through Trust	8.040%	12/15/19	18,025	21,301
2, 4 Commercial Mortgage Lease-Backed Ce	6.746%	6/20/31	13,486	14,026
2 Countrywide Home Loans	4.046%	5/25/33	12,557	12,351
2 Credit Suisse First Boston Mortgage	5.100%	8/15/38	36,000	35,332
2 Credit Suisse First Boston Mortgage	7.290%	9/15/41	19,247	19,934
2 Credit Suisse Mortgage Capital Cert	5.556%	2/15/39	35,100	35,497
2 DLJ Commercial Mortgage Corp.	6.410%	2/18/31	14,395	14,455
2 DaimlerChrysler Auto Trust	5.330%	8/8/10	32,400	32,453
2, 3 DaimlerChrysler Master Owner Trust	5.360%	8/17/09	231,500	231,532
2 Detroit Edison Securitization Fundi	5.875%	3/1/10	479	480
2, 3 Discover Card Master Trust I	5.460%	11/17/09	14,300	14,303
2, 3 Discover Card Master Trust I	5.380%	4/16/10	29,450	29,470
2, 3 Discover Card Master Trust I	5.370%	5/15/10	146,000	146,074
2, 3 Discover Card Master Trust I	5.480%	8/15/10	105,000	105,258
2, 3 Discover Card Master Trust I	5.370%	5/15/11	31,625	31,687
2 Federal Housing Administration	7.430%	10/1/20	13	14
2 First Union National Bank Commercia	6.223%	12/12/33	12,550	13,029
2, 3 Fleet Credit Card Master Trust II	5.490%	4/15/10	12,500	12,516
2 Ford Credit Auto Owner Trust	4.300%	8/15/09	14,600	14,486
2 GE Capital Commercial Mortgage Corp	6.531%	5/15/33	17,000	17,768
2 GE Capital Commercial Mortgage Corp	6.290%	8/11/33	3,000	3,103
2 GE Capital Commercial Mortgage Corp	5.994%	12/10/35	2,557	2,584
2 GE Capital Commercial Mortgage Corp	6.269%	12/10/35	12,200	12,663
2 GE Capital Commercial Mortgage Corp	5.145%	7/10/37	1,340	1,326
2 GE Capital Commercial Mortgage Corp	4.996%	12/10/37	20,000	19,804
2, 3 GE Capital Credit Card Master Note	5.400%	6/15/10	18,500	18,503
2, 3 GE Capital Credit Card Master Note	5.360%	6/15/11	44,000	44,062
2 GE Capital Credit Card Master Note	5.080%	9/15/12	19,100	19,142
2 GMAC Commercial Mortgage Securities	6.175%	5/15/33	18,921	19,098
2 GMAC Commercial Mortgage Securities	7.455%	8/16/33	11,265	11,900
2 GMAC Commercial Mortgage Securities	6.465%	4/15/34	14,085	14,663
2 GMAC Commercial Mortgage Securities	6.700%	4/15/34	16,500	17,362
2 GMAC Commercial Mortgage Securities	6.420%	5/15/35	9,228	9,323
2 GS Mortgage Securities Corp. II	4.608%	1/10/40	20,000	19,257
2, 3 Gracechurch Card Funding PLC	5.470%	10/15/09	46,000	46,052
2, 3 Gracechurch Card Funding PLC	5.370%	11/16/09	100,000	100,068
2, 3 Gracechurch Card Funding PLC	5.460%	3/15/10	20,500	20,545
2, 3 Gracechurch Card Funding PLC	5.360%	6/15/10	109,700	109,854
2, 3 Gracechurch Card Funding PLC	5.360%	9/15/10	77,000	77,099
2 Honda Auto Receivables Owner Trust	2.910%	10/20/08	9,097	9,016
2 Honda Auto Receivables Owner Trust	2.770%	11/21/08	832	831
2 Honda Auto Receivables Owner Trust	4.610%	8/17/09	42,500	42,270
2 Honda Auto Receivables Owner Trust	5.300%	7/21/10	12,150	12,260
2 JPMorgan Chase Commercial Mortgage	6.260%	3/15/33	19,935	20,541
2 JPMorgan Chase Commercial Mortgage	5.050%	12/12/34	11,000	10,879
2 JPMorgan Chase Commercial Mortgage	4.985%	1/12/37	15,000	14,692
2 JPMorgan Chase Commercial Mortgage	5.255%	7/12/37	1,790	1,783
2 JPMorgan Chase Commercial Mortgage	5.376%	7/12/37	12,180	12,155
2 LB Commerical Conduit Mortgage Trus	6.780%	6/15/31	26,148	26,751
2 LB-UBS Commercial Mortgage Trust	7.370%	8/15/26	20,000	21,133
2 LB-UBS Commercial Mortgage Trust	5.197%	11/15/30	20,925	20,716
2 LB-UBS Commercial Mortgage Trust	6.133%	12/15/30	8,190	8,497
2 MBNA Credit Card Master Note Trust	4.950%	6/15/09	45,800	45,796
2, 3 MBNA Credit Card Master Note Trust	5.490%	2/16/10	51,000	51,061
2, 3 MBNA Credit Card Master Note Trust	5.350%	12/15/10	117,500	117,582
2 MBNA Credit Card Master Note Trust	4.300%	2/15/11	21,775	21,501
2, 3 MBNA Credit Card Master Note Trust	5.480%	2/15/11	131,900	132,308
2 MBNA Master Credit Card Trust	7.000%	2/15/12	17,459	18,297
2 Morgan Stanley Capital I	6.520%	3/15/30	1,160	1,164
2 Morgan Stanley Capital I	6.480%	11/15/30	2,317	2,333
2 Morgan Stanley Capital I	5.230%	9/15/42	21,650	21,423
2 Morgan Stanley Dean Witter Capital	6.660%	2/15/33	5,000	5,201
2 Morgan Stanley Dean Witter Capital	6.390%	7/15/33	5,000	5,191
2 Morgan Stanley Dean Witter Capital	4.920%	3/12/35	20,000	19,588
2 Morgan Stanley Dean Witter Capital	6.390%	10/15/35	5,000	5,204
2 Morgan Stanley Dean Witter Capital	4.740%	11/13/36	1,340	1,301
2 Nissan Auto Receivables Owner Trust	4.190%	7/15/09	19,900	19,725
2 Oncor Electric Delivery Transition	4.030%	2/15/12	3,000	2,941
2 PECO Energy Transition Trust	6.130%	3/1/09	450	454
2 PG&E Energy Recovery Funding LLC	4.140%	9/25/12	8,625	8,412
2 PG&E Energy Recovery Funding LLC	5.030%	3/25/14	13,650	13,656
2 PP&L Transition Bond Co. LLC	7.150%	6/25/09	850	871
2 PSE&G Transition Funding LLC	6.890%	12/15/17	19,800	22,113
2 Prudential Securities Secured Finan	7.193%	6/16/31	4,575	4,705
2 Public Service New Hampshire Fundin	5.730%	11/1/10	404	406
2 Residential Asset Securities Corp.	6.489%	10/25/30	580	578
2 Salomon Brothers Mortgage Securitie	4.117%	9/25/33	32,609	32,378
2 USAA Auto Owner Trust	4.550%	2/16/10	33,200	32,964
2 USAA Auto Owner Trust	5.360%	2/15/11	22,250	22,349
2 Volkswagen Auto Loan Enhanced Trust	4.800%	7/20/09	37,200	37,083
2 Wachovia Bank Commercial Mortgage T	4.440%	11/15/34	3,000	2,917
2 Wachovia Bank Commercial Mortgage T	4.980%	11/15/34	900	880
2 Wachovia Bank Commercial Mortgage T	4.867%	2/15/35	900	874
2 World Omni Auto Receivables Trust	3.540%	6/12/09	22,037	21,872

				3,346,019

Finance (8.2%)
Banking (3.5%)
Abbey National PLC	7.950%	10/26/29	11,965	15,172
AmSouth Bank NA	5.200%	4/1/15	6,200	6,081
Associates Corp. of North America	6.950%	11/1/18	350	393
BAC Capital Trust XI	6.625%	5/23/36	2,725	2,942
BB&T Corp.	6.500%	8/1/11	2,990	3,143
BB&T Corp.	4.750%	10/1/12	3,900	3,796
BB&T Corp.	5.200%	12/23/15	5,275	5,186
BB&T Corp.	5.625%	9/15/16	6,450	6,553
BB&T Corp.	4.900%	6/30/17	625	596
BB&T Corp.	5.250%	11/1/19	5,450	5,306
BB&T Corp.	6.750%	6/7/36	8,775	9,611
Bank One Corp.	6.000%	8/1/08	900	912
Bank One Corp.	6.000%	2/17/09	110	112
Bank One Corp.	7.875%	8/1/10	21,180	22,981
Bank One Corp.	5.900%	11/15/11	4,725	4,856
Banc One Corp.	7.625%	10/15/26	1,475	1,775
Bank One Texas	6.250%	2/15/08	2,100	2,123
Bank of America Corp.	3.250%	8/15/08	14,600	14,168
Bank of America Corp.	3.375%	2/17/09	2,800	2,707
Bank of America Corp.	4.250%	10/1/10	7,400	7,185
Bank of America Corp.	4.375%	12/1/10	3,500	3,408
Bank of America Corp.	5.375%	8/15/11	7,925	7,989
Bank of America Corp.	6.250%	4/15/12	600	627
Bank of America Corp.	4.875%	1/15/13	1,340	1,319
Bank of America Corp.	4.750%	8/15/13	810	784
Bank of America Corp.	5.375%	6/15/14	10,150	10,221
Bank of America Corp.	5.125%	11/15/14	14,250	14,108
Bank of America Corp.	5.250%	12/1/15	12,100	11,947
Bank of America Corp.	5.750%	8/15/16	13,925	14,275
Bank of America Corp.	5.625%	10/14/16	15,300	15,593
4Bank of America Corp.	5.420%	3/15/17	19,900	19,625
Bank of America Corp.	5.625%	3/8/35	6,375	5,975
Bank of America Corp.	6.000%	10/15/36	5,350	5,529
Bank of New York Co., Inc.	3.750%	2/15/08	9,970	9,816
Bank of New York Co., Inc.	4.950%	1/14/11	3,275	3,249
Bank of New York Co., Inc.	4.950%	3/15/15	7,225	7,035
Bank of Tokyo-Mitsubishi	8.400%	4/15/10	8,525	9,306
BankAmerica Capital II	8.000%	12/15/26	100	103
BankAmerica Corp.	5.875%	2/15/09	3,025	3,074
BankBoston NA	6.375%	4/15/08	9,200	9,332
Barclays Bank PLC	6.278%	12/29/49	3,295	3,237
Charter One Bank N.A	5.500%	4/26/11	13,150	13,287
Citicorp	6.375%	11/15/08	100	102
Citicorp Capital II	8.015%	2/15/27	1,225	1,276
Citigroup Capital II	7.750%	12/1/36	5,000	5,137
Citigroup, Inc.	3.500%	2/1/08	150	147
Citigroup, Inc.	6.500%	2/15/08	7,000	7,091
Citigroup, Inc.	3.625%	2/9/09	2,375	2,307
Citigroup, Inc.	6.200%	3/15/09	140	143
Citigroup, Inc.	4.250%	7/29/09	11,105	10,877
Citigroup, Inc.	4.625%	8/3/10	11,950	11,760
Citigroup, Inc.	6.500%	1/18/11	10,795	11,310
Citigroup, Inc.	5.100%	9/29/11	39,620	39,494
Citigroup, Inc.	6.000%	2/21/12	7,450	7,723
Citigroup, Inc.	5.625%	8/27/12	7,465	7,602
Citigroup, Inc.	5.125%	5/5/14	3,750	3,724
Citigroup, Inc.	5.000%	9/15/14	13,608	13,276
Citigroup, Inc.	4.700%	5/29/15	4,075	3,913
Citigroup, Inc.	5.300%	1/7/16	18,900	18,833
Citigroup, Inc.	5.850%	8/2/16	5,450	5,660
Citigroup, Inc.	6.625%	6/15/32	1,250	1,397
Citigroup, Inc.	5.875%	2/22/33	4,300	4,359
Citigroup, Inc.	6.000%	10/31/33	3,650	3,782
Citigroup, Inc.	5.850%	12/11/34	2,000	2,049
Citigroup, Inc.	6.125%	8/25/36	7,025	7,384
Colonial Bank NA	6.375%	12/1/15	1,425	1,467
Comerica Bank	5.200%	8/22/17	3,725	3,555
Compass Bank	5.900%	4/1/26	2,400	2,391
Credit Suisse First Boston USA, Inc.	4.625%	1/15/08	1,910	1,898
Credit Suisse First Boston USA, Inc.	3.875%	1/15/09	7,750	7,573
Credit Suisse First Boston USA, Inc.	4.700%	6/1/09	1,600	1,589
Credit Suisse First Boston USA, Inc.	4.875%	8/15/10	24,600	24,383
Credit Suisse First Boston USA, Inc.	5.250%	3/2/11	9,175	9,200
Credit Suisse First Boston USA, Inc.	5.500%	8/16/11	2,000	2,025
Credit Suisse First Boston USA, Inc.	6.125%	11/15/11	10,650	11,066
Credit Suisse First Boston USA, Inc.	6.500%	1/15/12	2,950	3,113
Credit Suisse First Boston USA, Inc.	5.500%	8/15/13	5,350	5,427
Credit Suisse First Boston USA, Inc.	5.125%	1/15/14	1,935	1,919
Credit Suisse First Boston USA, Inc.	4.875%	1/15/15	18,750	18,222
Credit Suisse First Boston USA, Inc.	5.125%	8/15/15	3,190	3,143
Credit Suisse First Boston USA, Inc.	7.125%	7/15/32	4,025	4,821
Deutsche Bank Financial LLC	5.375%	3/2/15	6,050	6,059
Fifth Third Bank	4.200%	2/23/10	3,975	3,868
Fifth Third Bank	4.750%	2/1/15	11,625	11,113
Fifth Third Bank	4.500%	6/1/18	2,250	2,054
First Tennessee Bank	5.050%	1/15/15	1,825	1,770
First Union Institutional Capital I	8.040%	12/1/26	1,825	1,888
FirstStar Bank	7.125%	12/1/09	2,685	2,829
Fleet Boston Financial Corp.	3.850%	2/15/08	3,550	3,496
Fleet Capital Trust II	7.920%	12/11/26	2,315	2,393
Golden West Financial Corp.	4.750%	10/1/12	340	331
GreenPoint Financial Corp.	3.200%	6/6/08	340	330
HSBC Bank PLC	6.950%	3/15/11	11,350	12,048
HSBC Bank USA	4.625%	4/1/14	1,625	1,559
HSBC Bank USA	5.875%	11/1/34	3,025	3,063
HSBC Bank USA	5.625%	8/15/35	4,625	4,498
HSBC Holdings PLC	7.500%	7/15/09	2,040	2,152
HSBC Holdings PLC	5.250%	12/12/12	2,265	2,261
HSBC Holdings PLC	7.625%	5/17/32	1,250	1,522
HSBC Holdings PLC	7.350%	11/27/32	2,515	2,976
HSBC Holdings PLC	6.500%	5/2/36	17,350	18,760
J.P. Morgan, Inc.	6.000%	1/15/09	7,475	7,600
JPM Capital Trust	6.550%	9/29/36	8,725	8,953
JPM Capital Trust II	7.950%	2/1/27	975	1,015
JPMorgan Capital Trust	5.875%	3/15/35	3,975	3,869
JPMorgan Chase&Co.	3.700%	1/15/08	11,890	11,711
JPMorgan Chase&Co.	4.000%	2/1/08	6,625	6,543
JPMorgan Chase&Co.	3.625%	5/1/08	5,925	5,806
JPMorgan Chase&Co.	3.500%	3/15/09	8,475	8,196
JPMorgan Chase&Co.	6.750%	2/1/11	9,362	9,873
JPMorgan Chase&Co.	5.600%	6/1/11	17,925	18,242
JPMorgan Chase&Co.	4.500%	1/15/12	12,350	11,959
JPMorgan Chase&Co.	6.625%	3/15/12	3,225	3,416
JPMorgan Chase&Co.	5.750%	1/2/13	3,600	3,677
JPMorgan Chase&Co.	4.875%	3/15/14	9,540	9,266
JPMorgan Chase&Co.	5.125%	9/15/14	12,650	12,471
JPMorgan Chase&Co.	4.750%	3/1/15	4,700	4,530
JPMorgan Chase&Co.	5.250%	5/1/15	2,150	2,130
JPMorgan Chase&Co.	5.150%	10/1/15	6,175	6,068
JPMorgan Chase&Co.	5.875%	6/13/16	4,075	4,189
JPMorgan Chase&Co.	5.850%	8/1/35	1,375	1,341
Key Bank NA	4.412%	3/18/08	4,725	4,681
Key Bank NA	7.000%	2/1/11	725	771
Key Bank NA	5.800%	7/1/14	1,175	1,197
Key Bank NA	4.950%	9/15/15	7,175	6,895
Key Bank NA	5.450%	3/3/16	7,075	7,049
MBNA America Bank NA	5.375%	1/15/08	5,040	5,046
MBNA America Bank NA	4.625%	8/3/09	3,450	3,409
MBNA America Bank NA	6.625%	6/15/12	765	809
MBNA Corp.	7.500%	3/15/12	3,970	4,371
MBNA Corp.	6.125%	3/1/13	2,200	2,296
MBNA Corp.	5.000%	6/15/15	950	932
Marshall&Ilsley Bank	4.500%	8/25/08	1,300	1,285
Marshall&Ilsley Bank	4.850%	6/16/15	700	675
Marshall&Ilsley Corp.	4.375%	8/1/09	2,675	2,627
Mellon Bank NA	4.750%	12/15/14	3,650	3,510
Mellon Capital II	7.995%	1/15/27	5,525	5,753
Mellon Funding Corp.	3.250%	4/1/09	2,775	2,666
Mellon Funding Corp.	6.400%	5/14/11	450	471
Mellon Funding Corp.	5.000%	12/1/14	1,100	1,077
NB Capital Trust II	7.830%	12/15/26	5,000	5,168
NB Capital Trust IV	8.250%	4/15/27	3,400	3,550
National City Bank	4.150%	8/1/09	6,675	6,514
National City Bank	4.500%	3/15/10	7,525	7,368
National City Bank	6.250%	3/15/11	1,500	1,555
National City Bank	4.625%	5/1/13	1,000	959
National City Corp.	3.200%	4/1/08	3,775	3,681
National City Corp.	6.875%	5/15/19	850	941
National Westminster Bank PLC	7.375%	10/1/09	450	474
NationsBank Corp.	6.800%	3/15/28	725	814
North Fork Bancorp., Inc.	5.875%	8/15/12	250	255
PNC Bank NA	4.875%	9/21/17	11,500	10,941
PNC Funding Corp.	5.250%	11/15/15	5,950	5,908
Popular North America, Inc.	4.250%	4/1/08	1,000	986
Regions Financial Corp.	4.500%	8/8/08	1,100	1,091
Regions Financial Corp.	4.375%	12/1/10	1,000	970
Regions Financial Corp.	7.000%	3/1/11	5,250	5,578
Regions Financial Corp.	7.750%	3/1/11	7,525	8,212
Regions Financial Corp.	6.375%	5/15/12	9,975	10,472
Republic New York Corp.	7.750%	5/15/09	4,300	4,541
Royal Bank of Canada	4.125%	1/26/10	10,300	10,021
Royal Bank of Canada	5.650%	7/20/11	2,325	2,373
Royal Bank of Scotland Group PLC	6.375%	2/1/11	1,675	1,746
Royal Bank of Scotland Group PLC	5.000%	11/12/13	12,150	11,908
Royal Bank of Scotland Group PLC	5.050%	1/8/15	6,675	6,516
Royal Bank of Scotland Group PLC	7.648%	8/29/49	15,395	18,055
Santander Central Hispano Issuances	7.625%	9/14/10	13,400	14,453
Santander Finance Issuances	6.375%	2/15/11	1,400	1,444
Sanwa Bank Ltd.	8.350%	7/15/09	5,600	5,974
Sanwa Bank Ltd.	7.400%	6/15/11	13,625	14,734
Southtrust Corp.	5.800%	6/15/14	3,075	3,129
4Sovereign Bancorp, Inc.	4.800%	9/1/10	8,275	8,087
Sovereign Bank	5.125%	3/15/13	900	882
State Street Capital Trust	5.300%	1/15/16	3,425	3,425
Sumitomo Bank International Finance NV	8.500%	6/15/09	6,475	6,931
Sumitomo Mitsui Banking Corp.	8.000%	6/15/12	8,515	9,484
SunTrust Banks, Inc.	6.375%	4/1/11	8,455	8,827
SunTrust Banks, Inc.	5.000%	9/1/15	350	341
SunTrust Banks, Inc.	6.000%	2/15/26	3,925	4,036
SunTrust Capital II	7.900%	6/15/27	2,085	2,181
Suntrust Capital	6.100%	12/15/36	1,875	1,834
Swiss Bank Corp.	7.000%	10/15/15	2,825	3,152
Swiss Bank Corp.	7.375%	6/15/17	4,175	4,885
Synovus Financial Corp.	5.125%	6/15/17	4,925	4,757
The Chase Manhattan Corp.	6.375%	4/1/08	75	76
The Chase Manhattan Corp.	7.875%	6/15/10	450	487
UFJ Finance Aruba AEC	6.750%	7/15/13	11,850	12,700
US Bancorp	3.125%	3/15/08	3,275	3,198
US Bank NA	6.500%	2/1/08	3,500	3,546
US Bank NA	4.125%	3/17/08	7,375	7,284
US Bank NA	4.400%	8/15/08	4,200	4,155
US Bank NA	6.375%	8/1/11	6,875	7,201
US Bank NA	6.300%	2/4/14	9,150	9,695
US Bank NA	4.950%	10/30/14	6,575	6,420
Union Bank of California NA	5.950%	5/11/16	4,700	4,839
UnionBanCal Corp.	5.250%	12/16/13	1,475	1,454
Wachovia Bank NA	4.375%	8/15/08	1,625	1,602
Wachovia Bank NA	4.800%	11/1/14	4,250	4,076
Wachovia Bank NA	4.875%	2/1/15	16,550	15,997
Wachovia Bank NA	5.000%	8/15/15	1,110	1,077
Wachovia Corp.	6.250%	8/4/08	850	863
Wachovia Corp.	3.625%	2/17/09	750	728
Wachovia Corp.	7.875%	2/15/10	5,550	5,976
Wachovia Corp.	4.375%	6/1/10	10,200	9,973
Wachovia Corp.	7.800%	8/18/10	13,130	14,245
Wachovia Corp.	5.300%	10/15/11	13,450	13,486
Wachovia Corp.	4.875%	2/15/14	2,575	2,488
Wachovia Corp.	5.250%	8/1/14	3,575	3,531
Wachovia Corp.	5.625%	10/15/16	4,900	4,924
Wachovia Corp.	6.605%	10/1/25	275	300
4Wachovia Corp.	8.000%	12/15/26	5,125	5,295
Wachovia Corp.	7.500%	4/15/35	1,100	1,340
Wachovia Corp.	5.500%	8/1/35	1,450	1,385
Wachovia Corp.	6.550%	10/15/35	775	843
Washington Mutual Bank	6.875%	6/15/11	19,145	20,252
Washington Mutual Bank	5.500%	1/15/13	5,075	5,077
Washington Mutual Bank	5.650%	8/15/14	6,800	6,816
Washington Mutual Bank	5.125%	1/15/15	5,925	5,756
Washington Mutual Capital I	8.375%	6/1/27	1,750	1,836
Washington Mutual, Inc.	4.375%	1/15/08	750	743
Washington Mutual, Inc.	4.000%	1/15/09	2,500	2,442
Washington Mutual, Inc.	4.200%	1/15/10	1,900	1,845
Washington Mutual, Inc.	5.000%	3/22/12	4,875	4,802
Washington Mutual, Inc.	5.250%	9/15/17	3,950	3,827
Wells Fargo&Co.	4.125%	3/10/08	20,095	19,860
Wells Fargo&Co.	3.125%	4/1/09	5,025	4,828
Wells Fargo&Co.	4.200%	1/15/10	15,750	15,330
Wells Fargo&Co.	4.625%	8/9/10	7,400	7,284
Wells Fargo&Co.	4.875%	1/12/11	7,675	7,601
Wells Fargo&Co.	6.375%	8/1/11	2,000	2,093
Wells Fargo&Co.	5.300%	8/26/11	4,800	4,834
Wells Fargo&Co.	5.125%	9/1/12	4,000	3,980
Wells Fargo&Co.	4.950%	10/16/13	14,800	14,490
Wells Fargo&Co.	4.625%	4/15/14	275	263
Wells Fargo&Co.	5.000%	11/15/14	675	659
Wells Fargo&Co.	5.375%	2/7/35	4,425	4,259
Wells Fargo Bank NA	6.450%	2/1/11	8,200	8,583
Wells Fargo Bank NA	4.750%	2/9/15	4,075	3,921
Wells Fargo Bank NA	5.750%	5/16/16	4,700	4,837
Wells Fargo Bank NA	5.950%	8/26/36	5,600	5,780
Wells Fargo Capital X	5.950%	12/15/36	2,875	2,809
Wells Fargo Financial	5.500%	8/1/12	3,975	4,036
World Savings Bank, FSB	4.125%	3/10/08	6,175	6,097
World Savings Bank, FSB	4.125%	12/15/09	6,000	5,837
Zions Bancorp	5.500%	11/16/15	6,950	6,873
Brokerage (1.4%)
Ameriprise Financial Inc.	5.350%	11/15/10	6,650	6,674
Ameriprise Financial Inc.	5.650%	11/15/15	4,925	4,966
Bear Stearns Co., Inc.	4.000%	1/31/08	18,200	17,949
Bear Stearns Co., Inc.	2.875%	7/2/08	1,900	1,838
Bear Stearns Co., Inc.	3.250%	3/25/09	600	577
Bear Stearns Co., Inc.	4.550%	6/23/10	750	735
Bear Stearns Co., Inc.	5.500%	8/15/11	900	911
Bear Stearns Co., Inc.	5.700%	11/15/14	18,240	18,597
Bear Stearns Co., Inc.	5.300%	10/30/15	2,715	2,690
Bear Stearns Co., Inc.	5.550%	1/22/17	4,250	4,247
Dean Witter, Discover&Co.	6.750%	10/15/13	800	861
4Fidelity Investments	7.490%	6/15/19	1,000	1,162
Goldman Sachs Group, Inc.	4.125%	1/15/08	5,090	5,025
Goldman Sachs Group, Inc.	3.875%	1/15/09	16,670	16,287
Goldman Sachs Group, Inc.	6.650%	5/15/09	18,290	18,912
Goldman Sachs Group, Inc.	4.500%	6/15/10	23,450	22,977
Goldman Sachs Group, Inc.	5.000%	1/15/11	200	199
Goldman Sachs Group, Inc.	6.600%	1/15/12	3,075	3,250
Goldman Sachs Group, Inc.	5.700%	9/1/12	4,000	4,083
Goldman Sachs Group, Inc.	5.250%	4/1/13	10,490	10,467
Goldman Sachs Group, Inc.	4.750%	7/15/13	2,225	2,151
Goldman Sachs Group, Inc.	5.150%	1/15/14	3,015	2,970
Goldman Sachs Group, Inc.	5.000%	10/1/14	17,675	17,187
Goldman Sachs Group, Inc.	5.500%	11/15/14	7,650	7,664
Goldman Sachs Group, Inc.	5.125%	1/15/15	2,060	2,018
Goldman Sachs Group, Inc.	5.350%	1/15/16	17,250	17,103
Goldman Sachs Group, Inc.	5.750%	10/1/16	4,975	5,063
Goldman Sachs Group, Inc.	5.950%	1/15/27	9,150	9,049
Goldman Sachs Group, Inc.	6.125%	2/15/33	11,825	12,108
Goldman Sachs Group, Inc.	6.345%	2/15/34	13,975	14,160
Goldman Sachs Group, Inc.	6.450%	5/1/36	11,275	11,821
Janus Capital Group	5.875%	9/15/11	3,375	3,400
Jefferies Group Inc.	6.250%	1/15/36	7,700	7,477
Lehman Brothers Holdings, Inc.	4.000%	1/22/08	6,900	6,816
Lehman Brothers Holdings, Inc.	7.000%	2/1/08	4,925	5,010
Lehman Brothers Holdings, Inc.	3.500%	8/7/08	2,990	2,915
Lehman Brothers Holdings, Inc.	3.950%	11/10/09	6,925	6,714
Lehman Brothers Holdings, Inc.	4.250%	1/27/10	1,475	1,439
Lehman Brothers Holdings, Inc.	4.500%	7/26/10	8,150	7,978
Lehman Brothers Holdings, Inc.	7.875%	8/15/10	7,000	7,618
Lehman Brothers Holdings, Inc.	4.375%	11/30/10	4,400	4,277
Lehman Brothers Holdings, Inc.	5.000%	1/14/11	8,400	8,351
Lehman Brothers Holdings, Inc.	6.625%	1/18/12	3,300	3,498
Lehman Brothers Holdings, Inc.	5.750%	5/17/13	14,525	14,870
Lehman Brothers Holdings, Inc.	5.500%	4/4/16	13,850	13,898
Lehman Brothers Holdings, Inc.	5.750%	1/3/17	2,400	2,433
Lehman Brothers Holdings, Inc.	5.875%	11/15/17	250	256
Merrill Lynch&Co., Inc.	3.700%	4/21/08	4,750	4,660
Merrill Lynch&Co., Inc.	3.125%	7/15/08	10,675	10,361
Merrill Lynch&Co., Inc.	6.375%	10/15/08	2,000	2,040
Merrill Lynch&Co., Inc.	4.125%	1/15/09	11,425	11,219
Merrill Lynch&Co., Inc.	6.000%	2/17/09	6,686	6,802
Merrill Lynch&Co., Inc.	4.250%	2/8/10	6,425	6,259
Merrill Lynch&Co., Inc.	4.790%	8/4/10	2,575	2,546
Merrill Lynch&Co., Inc.	5.770%	7/25/11	12,775	13,054
Merrill Lynch&Co., Inc.	5.000%	2/3/14	6,675	6,558
Merrill Lynch&Co., Inc.	5.450%	7/15/14	600	603
Merrill Lynch&Co., Inc.	5.000%	1/15/15	13,075	12,787
Merrill Lynch&Co., Inc.	6.050%	5/16/16	7,675	7,952
Merrill Lynch&Co., Inc.	6.500%	7/15/18	425	461
Merrill Lynch&Co., Inc.	6.875%	11/15/18	3,625	4,065
Merrill Lynch&Co., Inc.	6.220%	9/15/26	10,625	11,039
Morgan Stanley Dean Witter	3.625%	4/1/08	1,570	1,541
Morgan Stanley Dean Witter	3.875%	1/15/09	14,400	14,058
Morgan Stanley Dean Witter	4.000%	1/15/10	21,875	21,175
Morgan Stanley Dean Witter	4.250%	5/15/10	22,105	21,494
Morgan Stanley Dean Witter	5.050%	1/21/11	1,725	1,717
Morgan Stanley Dean Witter	6.750%	4/15/11	10,035	10,618
Morgan Stanley Dean Witter	5.625%	1/9/12	2,500	2,545
Morgan Stanley Dean Witter	6.600%	4/1/12	7,420	7,875
Morgan Stanley Dean Witter	5.300%	3/1/13	400	400
Morgan Stanley Dean Witter	4.750%	4/1/14	16,225	15,561
Morgan Stanley Dean Witter	5.375%	10/15/15	7,100	7,058
Morgan Stanley Dean Witter	5.750%	10/18/16	14,825	15,090
Morgan Stanley Dean Witter	6.250%	8/9/26	8,300	8,751
Morgan Stanley Dean Witter	7.250%	4/1/32	9,415	11,194
Finance Companies (1.9%)
Allied Capital Corp.	6.000%	4/1/12	3,125	3,090
American Express Centurion Bank	4.375%	7/30/09	2,300	2,257
American Express Co.	4.750%	6/17/09	3,100	3,071
American Express Co.	5.250%	9/12/11	4,000	4,006
American Express Co.	4.875%	7/15/13	1,500	1,463
American Express Co.	5.500%	9/12/16	3,600	3,626
American Express Co.	6.800%	9/1/66	3,475	3,705
American Express Credit Corp.	3.000%	5/16/08	3,400	3,307
American Express Credit Corp.	5.000%	12/2/10	4,725	4,701
American General Finance Corp.	3.875%	10/1/09	4,000	3,862
American General Finance Corp.	4.875%	5/15/10	5,100	5,048
American General Finance Corp.	5.625%	8/17/11	7,625	7,702
American General Finance Corp.	4.875%	7/15/12	725	708
American General Finance Corp.	5.850%	6/1/13	13,570	13,881
American General Finance Corp.	5.750%	9/15/16	7,225	7,315
CIT Group Co. of Canada	4.650%	7/1/10	7,550	7,382
CIT Group Co. of Canada	5.600%	11/2/11	2,300	2,322
CIT Group Co. of Canada	5.200%	6/1/15	8,575	8,336
CIT Group, Inc.	5.000%	11/24/08	7,725	7,692
CIT Group, Inc.	4.250%	2/1/10	3,475	3,375
CIT Group, Inc.	5.200%	11/3/10	4,800	4,779
CIT Group, Inc.	4.750%	12/15/10	2,250	2,203
CIT Group, Inc.	5.600%	4/27/11	5,050	5,077
CIT Group, Inc.	7.750%	4/2/12	6,400	7,062
CIT Group, Inc.	5.400%	3/7/13	2,550	2,529
CIT Group, Inc.	5.000%	2/13/14	125	121
CIT Group, Inc.	5.125%	9/30/14	6,875	6,667
CIT Group, Inc.	5.000%	2/1/15	4,175	4,009
CIT Group, Inc.	5.400%	1/30/16	2,600	2,558
CIT Group, Inc.	5.850%	9/15/16	6,450	6,535
CIT Group, Inc.	6.000%	4/1/36	2,150	2,129
Capital One Bank	4.875%	5/15/08	3,600	3,582
Capital One Bank	4.250%	12/1/08	1,850	1,817
Capital One Bank	5.000%	6/15/09	4,075	4,054
Capital One Bank	5.750%	9/15/10	1,975	2,009
Capital One Bank	6.500%	6/13/13	1,725	1,822
Capital One Bank	5.125%	2/15/14	1,750	1,725
Capital One Capital III	7.686%	8/15/36	7,100	8,033
Capital One Financial	5.700%	9/15/11	3,925	3,985
Capital One Financial	4.800%	2/21/12	2,125	2,070
Capital One Financial	5.500%	6/1/15	6,075	6,075
Capital One Financial	6.150%	9/1/16	1,925	1,994
Capital One Financial	5.250%	2/21/17	1,775	1,718
Countrywide Financial Corp.	6.250%	5/15/16	3,500	3,569
Countrywide Home Loan	4.250%	12/19/07	250	247
Countrywide Home Loan	3.250%	5/21/08	13,225	12,868
Countrywide Home Loan	6.250%	4/15/09	1,500	1,529
Countrywide Home Loan	5.625%	7/15/09	340	343
Countrywide Home Loan	4.125%	9/15/09	13,525	13,139
Countrywide Home Loan	4.000%	3/22/11	4,400	4,177
General Electric Capital Corp.	4.250%	1/15/08	13,325	13,189
General Electric Capital Corp.	3.500%	5/1/08	20,770	20,299
General Electric Capital Corp.	3.600%	10/15/08	11,840	11,515
General Electric Capital Corp.	3.125%	4/1/09	2,325	2,227
General Electric Capital Corp.	3.250%	6/15/09	3,325	3,184
General Electric Capital Corp.	4.125%	9/1/09	10,150	9,899
General Electric Capital Corp.	4.625%	9/15/09	5,525	5,451
General Electric Capital Corp.	8.300%	9/20/09	275	296
General Electric Capital Corp.	5.250%	10/27/09	9,725	9,764
General Electric Capital Corp.	4.875%	10/21/10	7,600	7,532
General Electric Capital Corp.	6.125%	2/22/11	20,425	21,145
General Electric Capital Corp.	5.500%	4/28/11	15,300	15,489
General Electric Capital Corp.	5.875%	2/15/12	2,915	2,999
General Electric Capital Corp.	4.375%	3/3/12	11,200	10,783
General Electric Capital Corp.	4.250%	6/15/12	8,975	8,569
General Electric Capital Corp.	6.000%	6/15/12	950	984
General Electric Capital Corp.	5.450%	1/15/13	1,020	1,031
General Electric Capital Corp.	5.650%	6/9/14	13,575	13,855
General Electric Capital Corp.	4.875%	3/4/15	900	876
General Electric Capital Corp.	5.000%	1/8/16	13,000	12,714
General Electric Capital Corp.	5.375%	10/20/16	15,700	15,728
General Electric Capital Corp.	6.750%	3/15/32	31,935	36,846
HSBC Finance Capital Trust IX	5.911%	11/30/35	2,700	2,719
HSBC Finance Corp.	4.625%	1/15/08	6,070	6,028
HSBC Finance Corp.	4.125%	3/11/08	5,920	5,846
HSBC Finance Corp.	6.400%	6/17/08	6,250	6,350
HSBC Finance Corp.	4.125%	12/15/08	21,850	21,416
HSBC Finance Corp.	5.875%	2/1/09	920	933
HSBC Finance Corp.	4.750%	5/15/09	21,175	20,983
HSBC Finance Corp.	4.125%	11/16/09	3,550	3,455
HSBC Finance Corp.	4.625%	9/15/10	8,400	8,251
HSBC Finance Corp.	5.250%	1/14/11	13,600	13,598
HSBC Finance Corp.	5.700%	6/1/11	12,300	12,513
HSBC Finance Corp.	6.375%	10/15/11	15,900	16,636
HSBC Finance Corp.	7.000%	5/15/12	10,375	11,181
HSBC Finance Corp.	6.375%	11/27/12	2,590	2,727
HSBC Finance Corp.	4.750%	7/15/13	1,750	1,694
HSBC Finance Corp.	5.250%	1/15/14	3,325	3,303
HSBC Finance Corp.	5.250%	4/15/15	2,525	2,496
HSBC Finance Corp.	5.000%	6/30/15	6,900	6,700
HSBC Finance Corp.	5.500%	1/19/16	5,250	5,279
Heller Financial, Inc.	7.375%	11/1/09	4,500	4,758
International Lease Finance Corp.	4.500%	5/1/08	1,425	1,410
International Lease Finance Corp.	6.375%	3/15/09	700	716
International Lease Finance Corp.	5.125%	11/1/10	5,800	5,760
International Lease Finance Corp.	5.450%	3/24/11	3,050	3,067
International Lease Finance Corp.	5.750%	6/15/11	14,375	14,603
International Lease Finance Corp.	5.400%	2/15/12	2,250	2,256
International Lease Finance Corp.	5.000%	9/15/12	5,250	5,155
International Lease Finance Corp.	5.625%	9/20/13	10,500	10,607
Residential Capital Corp.	6.125%	11/21/08	7,850	7,858
Residential Capital Corp.	6.375%	6/30/10	9,850	9,979
Residential Capital Corp.	6.000%	2/22/11	9,975	9,969
Residential Capital Corp.	6.500%	4/17/13	17,275	17,539
SLM Corp.	3.625%	3/17/08	12,010	11,768
SLM Corp.	4.000%	1/15/09	1,590	1,549
SLM Corp.	4.500%	7/26/10	3,175	3,084
SLM Corp.	5.400%	10/25/11	22,850	22,861
SLM Corp.	5.000%	10/1/13	500	487
SLM Corp.	5.050%	11/14/14	2,400	2,323
SLM Corp.	5.625%	8/1/33	6,200	5,970
iStar Financial Inc.	5.800%	3/15/11	4,425	4,447
iStar Financial Inc.	5.650%	9/15/11	5,750	5,753
iStar Financial Inc.	5.150%	3/1/12	5,275	5,139
4iStar Financial Inc.	5.950%	10/15/13	1,100	1,105
iStar Financial Inc.	5.875%	3/15/16	3,725	3,702
Insurance (1.0%)
ACE Capital Trust II	9.700%	4/1/30	2,200	3,023
AEGON Funding Corp.	5.750%	12/15/20	1,350	1,365
AEGON NV	4.750%	6/1/13	2,900	2,805
AXA Financial, Inc.	6.500%	4/1/08	115	117
AXA Financial, Inc.	7.750%	8/1/10	1,075	1,160
AXA SA	8.600%	12/15/30	7,750	10,016
Aetna, Inc.	7.875%	3/1/11	2,600	2,832
Aetna, Inc.	5.750%	6/15/11	1,400	1,421
Aetna, Inc.	6.000%	6/15/16	7,950	8,198
Aetna, Inc.	6.625%	6/15/36	6,425	6,890
Allstate Corp.	7.200%	12/1/09	8,740	9,215
Allstate Corp.	5.000%	8/15/14	3,200	3,127
Allstate Corp.	6.125%	12/15/32	2,850	2,934
Allstate Corp.	5.350%	6/1/33	520	488
Allstate Corp.	5.550%	5/9/35	1,525	1,470
Allstate Life Global Funding	4.500%	5/29/09	1,350	1,330
Ambac, Inc.	5.950%	12/5/35	8,750	8,722
American General Capital II	8.500%	7/1/30	8,590	11,001
American International Group, Inc.	2.875%	5/15/08	3,325	3,221
American International Group, Inc.	4.700%	10/1/10	1,450	1,425
American International Group, Inc.	5.375%	10/18/11	4,200	4,204
American International Group, Inc.	5.050%	10/1/15	3,625	3,535
American International Group, Inc.	5.600%	10/18/16	3,225	3,271
American International Group, Inc.	6.250%	5/1/36	11,450	12,234
Aon Capital Trust	8.205%	1/1/27	1,200	1,384
Arch Capital Group Ltd.	7.350%	5/1/34	3,775	4,150
Aspen Insurance Holdings Ltd.	6.000%	8/15/14	3,300	3,200
Assurant, Inc.	5.625%	2/15/14	1,850	1,848
Assurant, Inc.	6.750%	2/15/34	3,200	3,446
Axis Capital Holdings	5.750%	12/1/14	2,700	2,683
Berkshire Hathaway Finance Corp.	3.375%	10/15/08	2,965	2,875
Berkshire Hathaway Finance Corp.	4.125%	1/15/10	8,100	7,880
Berkshire Hathaway Finance Corp.	4.200%	12/15/10	4,150	4,019
Berkshire Hathaway Finance Corp.	4.625%	10/15/13	4,475	4,337
Berkshire Hathaway Finance Corp.	5.100%	7/15/14	550	546
Berkshire Hathaway Finance Corp.	4.850%	1/15/15	10,375	10,059
CIGNA Corp.	7.875%	5/15/27	1,300	1,524
CIGNA Corp.	6.150%	11/15/36	3,500	3,465
CNA Financial Corp.	6.000%	8/15/11	3,225	3,279
CNA Financial Corp.	5.850%	12/15/14	4,725	4,740
CNA Financial Corp.	6.500%	8/15/16	6,950	7,231
Cincinnati Financial Corp.	6.920%	5/15/28	550	610
Cincinnati Financial Corp.	6.125%	11/1/34	4,300	4,394
Commerce Group, Inc.	5.950%	12/9/13	1,750	1,752
Fidelity National Financial, Inc.	7.300%	8/15/11	4,850	5,088
Fund American Cos., Inc.	5.875%	5/15/13	1,925	1,917
GE Global Insurance Holdings Corp.	6.450%	3/1/19	2,000	2,125
GE Global Insurance Holdings Corp.	7.000%	2/15/26	4,200	4,682
GE Global Insurance Holdings Corp.	7.750%	6/15/30	1,650	2,003
Genworth Financial, Inc.	4.750%	6/15/09	2,625	2,598
Genworth Financial, Inc.	5.750%	6/15/14	1,025	1,049
Genworth Financial, Inc.	4.950%	10/1/15	1,225	1,182
Genworth Financial, Inc.	6.500%	6/15/34	3,775	4,096
Genworth Financial, Inc.	6.150%	11/15/66	1,800	1,804
Hartford Financial Services Group, Inc.	5.250%	10/15/11	4,675	4,670
Hartford Financial Services Group, Inc.	4.625%	7/15/13	2,100	2,015
Hartford Financial Services Group, Inc.	5.500%	10/15/16	2,550	2,550
Hartford Financial Services Group, Inc.	5.950%	10/15/36	3,500	3,547
Hartford Financial Services Group, Inc.	6.100%	10/1/41	4,850	4,947
Humana Inc.	6.450%	6/1/16	5,825	5,986
Humana Inc.	6.300%	8/1/18	250	252
ING Capital Funding Trust III	5.775%	12/8/49	4,775	4,762
ING USA Global	4.500%	10/1/10	12,950	12,643
John Hancock Financial Services	5.625%	12/1/08	500	503
Lincoln National Corp.	6.200%	12/15/11	575	596
Lincoln National Corp.	6.150%	4/7/36	7,325	7,586
Loews Corp.	5.250%	3/15/16	1,500	1,464
Loews Corp.	6.000%	2/1/35	650	640
Marsh&McLennan Cos., Inc.	5.150%	9/15/10	3,075	3,025
Marsh&McLennan Cos., Inc.	6.250%	3/15/12	6,225	6,336
Marsh&McLennan Cos., Inc.	5.750%	9/15/15	9,475	9,347
MetLife, Inc.	6.125%	12/1/11	850	881
MetLife, Inc.	5.375%	12/15/12	2,450	2,455
MetLife, Inc.	5.000%	11/24/13	4,900	4,791
MetLife, Inc.	5.500%	6/15/14	650	653
MetLife, Inc.	5.000%	6/15/15	3,400	3,302
MetLife, Inc.	6.500%	12/15/32	2,975	3,230
MetLife, Inc.	6.375%	6/15/34	2,775	2,968
MetLife, Inc.	5.700%	6/15/35	975	954
Principal Financial Group, Inc.	6.050%	10/15/36	3,000	3,078
4Principal Life Global	3.625%	4/30/08	770	754
Principal Life Income Funding	5.125%	3/1/11	4,675	4,649
Principal Life Income Funding	5.100%	4/15/14	4,825	4,738
Progressive Corp.	6.625%	3/1/29	5,175	5,729
Progressive Corp.	6.250%	12/1/32	325	347
Protective Life Secured Trust	3.700%	11/24/08	7,025	6,834
Protective Life Secured Trust	4.850%	8/16/10	1,425	1,407
Prudential Financial, Inc.	3.750%	5/1/08	500	490
Prudential Financial, Inc.	5.100%	12/14/11	450	447
Prudential Financial, Inc.	4.500%	7/15/13	3,225	3,065
Prudential Financial, Inc.	4.750%	4/1/14	2,525	2,414
Prudential Financial, Inc.	5.100%	9/20/14	2,975	2,914
Prudential Financial, Inc.	5.500%	3/15/16	2,375	2,378
Prudential Financial, Inc.	5.750%	7/15/33	1,800	1,778
Prudential Financial, Inc.	5.400%	6/13/35	2,300	2,153
Prudential Financial, Inc.	5.900%	3/17/36	4,400	4,416
Prudential Financial, Inc.	5.700%	12/14/36	6,275	6,088
St. Paul Travelers Cos., Inc.	5.500%	12/1/15	1,700	1,703
St. Paul Travelers Cos., Inc.	6.250%	6/20/16	3,475	3,660
Torchmark Corp.	6.375%	6/15/16	4,225	4,415
Travelers Property Casualty Corp.	3.750%	3/15/08	4,525	4,435
Travelers Property Casualty Corp.	6.375%	3/15/33	350	368
UnitedHealth Group, Inc.	4.125%	8/15/09	6,775	6,584
UnitedHealth Group, Inc.	5.000%	8/15/14	4,225	4,097
UnitedHealth Group, Inc.	4.875%	3/15/15	2,500	2,396
UnitedHealth Group, Inc.	5.800%	3/15/36	2,175	2,144
WellPoint Inc.	3.750%	12/14/07	2,325	2,289
WellPoint Inc.	4.250%	12/15/09	1,750	1,701
WellPoint Inc.	5.000%	1/15/11	4,050	3,999
WellPoint Inc.	6.375%	1/15/12	3,815	3,976
WellPoint Inc.	6.800%	8/1/12	360	383
WellPoint Inc.	5.000%	12/15/14	5,400	5,228
WellPoint Inc.	5.250%	1/15/16	750	735
WellPoint Inc.	5.950%	12/15/34	3,275	3,225
WellPoint Inc.	5.850%	1/15/36	1,650	1,607
Willis North America Inc.	5.125%	7/15/10	1,100	1,070
Willis North America Inc.	5.625%	7/15/15	4,550	4,355
XL Capital Ltd.	5.250%	9/15/14	5,600	5,499
XL Capital Ltd.	6.375%	11/15/24	575	598
Real Estate Investment Trusts (0.4%)
Archstone-Smith Operating Trust	5.250%	5/1/15	4,600	4,518
Arden Realty LP	5.250%	3/1/15	1,075	1,062
AvalonBay Communities, Inc.	5.500%	1/15/12	2,450	2,459
AvalonBay Communities, Inc.	5.750%	9/15/16	975	986
Boston Properties, Inc.	6.250%	1/15/13	1,790	1,866
Boston Properties, Inc.	5.625%	4/15/15	5,250	5,282
Brandywine Operating Partnership	4.500%	11/1/09	4,475	4,360
Brandywine Operating Partnership	5.625%	12/15/10	3,375	3,393
Brandywine Operating Partnership	5.400%	11/1/14	1,175	1,154
Colonial Realty LP	5.500%	10/1/15	2,675	2,613
Developers Diversified Realty Corp.	5.250%	4/15/11	500	495
Developers Diversified Realty Corp.	5.375%	10/15/12	6,200	6,145
Duke Realty LP	5.625%	8/15/11	2,000	2,009
Duke Realty LP	5.950%	2/15/17	1,750	1,783
EOP Operating LP	6.750%	2/15/08	2,850	2,896
EOP Operating LP	8.100%	8/1/10	1,000	1,102
EOP Operating LP	4.650%	10/1/10	2,575	2,557
EOP Operating LP	7.000%	7/15/11	1,250	1,353
EOP Operating LP	6.750%	2/15/12	1,960	2,120
EOP Operating LP	5.875%	1/15/13	1,690	1,772
EOP Operating LP	4.750%	3/15/14	1,900	1,881
EOP Operating LP	7.875%	7/15/31	1,850	2,195
ERP Operating LP	6.625%	3/15/12	8,395	8,834
ERP Operating LP	5.250%	9/15/14	725	714
ERP Operating LP	5.125%	3/15/16	3,200	3,101
ERP Operating LP	5.375%	8/1/16	3,725	3,671
HRPT Properties Trust	6.250%	8/15/16	1,750	1,807
Health Care Property Investors, Inc.	6.450%	6/25/12	1,375	1,412
Health Care Property Investors, Inc.	5.650%	12/15/13	11,000	10,844
Health Care Property Investors, Inc.	5.625%	5/1/17	100	96
Health Care REIT, Inc.	6.000%	11/15/13	250	251
Health Care REIT, Inc.	6.200%	6/1/16	6,875	6,923
Hospitality Properties	5.125%	2/15/15	2,200	2,088
Kimco Realty Corp.	5.783%	3/15/16	1,350	1,367
Liberty Property LP	5.125%	3/2/15	10,350	9,959
Liberty Property LP	5.500%	12/15/16	1,675	1,654
ProLogis	5.250%	11/15/10	2,475	2,457
ProLogis	5.500%	3/1/13	2,575	2,563
ProLogis	5.625%	11/15/15	3,525	3,516
ProLogis	5.750%	4/1/16	3,225	3,231
ProLogis	5.625%	11/15/16	2,425	2,409
Reckson Operating Partnership	6.000%	3/31/16	2,850	2,769
Regency Centers LP	6.750%	1/15/12	7,225	7,599
Regency Centers LP	5.250%	8/1/15	2,800	2,732
Simon Property Group Inc.	4.875%	8/15/10	3,625	3,572
Simon Property Group Inc.	5.600%	9/1/11	3,250	3,282
Simon Property Group Inc.	5.000%	3/1/12	3,975	3,909
Simon Property Group Inc.	6.350%	8/28/12	55	57
Simon Property Group Inc.	5.625%	8/15/14	150	151
Simon Property Group Inc.	5.750%	12/1/15	3,125	3,173
Simon Property Group Inc.	5.250%	12/1/16	9,975	9,719
Simon Property Group Inc.	5.875%	3/1/17	3,675	3,752
Tanger Factory Outlet Centers, Inc.	6.150%	11/15/15	4,250	4,299
Vornado Realty	5.600%	2/15/11	4,525	4,519
Other (0.0%)
J. Paul Getty Trust	5.875%	10/1/33	2,700	2,704

				3,323,017

Industrial (8.8%)
Basic Industry (0.5%)
Alcoa, Inc.	6.500%	6/1/11	4,275	4,463
Alcan, Inc.	4.875%	9/15/12	1,050	1,019
Alcan, Inc.	4.500%	5/15/13	5,175	4,876
Alcan, Inc.	5.200%	1/15/14	875	854
Alcan, Inc.	5.000%	6/1/15	1,050	1,001
Alcan, Inc.	6.125%	12/15/33	2,400	2,369
BHP Billiton Finance	4.800%	4/15/13	13,365	12,935
BHP Billiton Finance	5.250%	12/15/15	4,450	4,415
Barrick Gold Finance Inc.	4.875%	11/15/14	3,325	3,147
Celulosa Arauco Constitution SA	8.625%	8/15/10	7,425	8,205
Celulosa Arauco Constitution SA	5.625%	4/20/15	2,625	2,599
Dow Chemical Co.	6.125%	2/1/11	12,000	12,334
Dow Chemical Co.	6.000%	10/1/12	875	900
Dow Chemical Co.	7.375%	11/1/29	5,150	5,944
E.I. du Pont de Nemours&Co.	6.875%	10/15/09	6,200	6,483
E.I. du Pont de Nemours&Co.	4.125%	4/30/10	1,525	1,478
E.I. du Pont de Nemours&Co.	4.750%	11/15/12	2,520	2,445
E.I. du Pont de Nemours&Co.	5.250%	12/15/16	150	147
E.I. du Pont de Nemours&Co.	6.500%	1/15/28	1,425	1,539
Eastman Chemical Co.	7.250%	1/15/24	600	631
Eastman Chemical Co.	7.600%	2/1/27	2,563	2,779
Falconbridge Ltd.	7.350%	6/5/12	775	836
Falconbridge Ltd.	5.375%	6/1/15	450	436
ICI Wilmington	4.375%	12/1/08	3,750	3,665
ICI Wilmington	5.625%	12/1/13	900	894
Inco Ltd.	7.750%	5/15/12	60	66
Inco Ltd.	5.700%	10/15/15	4,300	4,195
Inco Ltd.	7.200%	9/15/32	1,500	1,604
International Paper Co.	4.250%	1/15/09	3,250	3,178
International Paper Co.	5.850%	10/30/12	2,005	2,038
International Paper Co.	5.300%	4/1/15	5,650	5,438
Lubrizol Corp.	5.500%	10/1/14	400	390
Lubrizol Corp.	6.500%	10/1/34	725	728
MeadWestvaco Corp.	6.850%	4/1/12	1,515	1,583
Newmont Mining	5.875%	4/1/35	3,125	2,918
Noranda, Inc.	7.250%	7/15/12	2,925	3,159
Noranda, Inc.	6.000%	10/15/15	1,450	1,471
Noranda, Inc.	5.500%	6/15/17	6,125	5,912
Placer Dome, Inc.	6.450%	10/15/35	2,875	2,915
Plum Creek Timber Co.	5.875%	11/15/15	4,275	4,198
Potash Corp. of Saskatchewan	7.750%	5/31/11	10,875	11,849
Potash Corp. of Saskatchewan	4.875%	3/1/13	1,500	1,447
Potash Corp. of Saskatchewan	5.875%	12/1/36	125	121
Praxair, Inc.	2.750%	6/15/08	1,950	1,882
Praxair, Inc.	3.950%	6/1/13	600	554
4 Reliance Steel&Aluminum	6.200%	11/15/16	350	348
4 Reliance Steel&Aluminum	6.850%	11/15/36	650	638
Rio Tinto Finance USA Ltd.	2.625%	9/30/08	3,675	3,515
2 Rohm&Haas Co.	9.800%	4/15/20	2,678	3,299
Rohm&Haas Co.	7.850%	7/15/29	2,950	3,581
Southern Copper Corp.	7.500%	7/27/35	6,450	7,087
Teck Cominco Ltd.	6.125%	10/1/35	6,525	6,279
Temple Inland Inc.	7.875%	5/1/12	900	976
Vale Overseas Ltd.	6.250%	1/11/16	875	888
Vale Overseas Ltd.	6.250%	1/23/17	7,850	7,958
Vale Overseas Ltd.	8.250%	1/17/34	7,125	8,532
Vale Overseas Ltd.	6.875%	11/21/36	8,675	8,881
Westvaco Corp.	8.200%	1/15/30	1,050	1,172
Weyerhaeuser Co.	5.950%	11/1/08	925	933
Weyerhaeuser Co.	6.750%	3/15/12	9,820	10,298
Weyerhaeuser Co.	7.375%	3/15/32	9,280	9,674
Capital Goods (1.1%)
3M Co.	5.125%	11/6/09	1,650	1,654
2, 4 BAE Systems Asset Trust	7.156%	12/15/11	2,705	2,826
Bemis Co. Inc.	4.875%	4/1/12	1,500	1,461
Boeing Capital Corp.	7.375%	9/27/10	3,250	3,488
Boeing Capital Corp.	6.500%	2/15/12	12,925	13,650
Boeing Capital Corp.	5.800%	1/15/13	3,215	3,303
Boeing Co.	5.125%	2/15/13	200	199
Boeing Co.	8.750%	8/15/21	1,450	1,908
Boeing Co.	7.250%	6/15/25	3,150	3,742
Boeing Co.	8.750%	9/15/31	975	1,374
Boeing Co.	6.125%	2/15/33	200	216
Boeing Co.	6.625%	2/15/38	5,045	5,759
CRH America Inc.	5.625%	9/30/11	4,375	4,402
CRH America Inc.	6.950%	3/15/12	6,660	7,037
CRH America Inc.	5.300%	10/15/13	875	851
CRH America Inc.	6.000%	9/30/16	3,700	3,735
CRH America Inc.	6.400%	10/15/33	2,670	2,659
Caterpillar Financial Services Corp.	2.700%	7/15/08	1,850	1,780
Caterpillar Financial Services Corp.	4.500%	9/1/08	1,550	1,530
Caterpillar Financial Services Corp.	4.150%	1/15/10	11,925	11,574
Caterpillar Financial Services Corp.	4.300%	6/1/10	7,600	7,388
Caterpillar Financial Services Corp.	4.750%	2/17/15	5,425	5,158
Caterpillar Financial Services Corp.	4.625%	6/1/15	3,125	2,941
Caterpillar, Inc.	5.700%	8/15/16	350	355
Caterpillar, Inc.	6.625%	7/15/28	600	667
Caterpillar, Inc.	7.300%	5/1/31	1,375	1,635
Caterpillar, Inc.	6.050%	8/15/36	900	927
Caterpillar, Inc.	6.950%	5/1/42	1,275	1,491
Caterpillar, Inc.	7.375%	3/1/97	6,150	7,237
Deere&Co.	6.950%	4/25/14	6,595	7,180
Deere&Co.	8.100%	5/15/30	3,755	4,868
4 Embraer Overseas Ltd.	6.375%	1/24/17	5,775	5,724
Emerson Electric Co.	7.125%	8/15/10	4,275	4,548
Emerson Electric Co.	4.625%	10/15/12	5,050	4,884
Emerson Electric Co.	4.500%	5/1/13	4,900	4,689
General Dynamics Corp.	3.000%	5/15/08	6,300	6,111
General Dynamics Corp.	4.500%	8/15/10	25	24
General Dynamics Corp.	4.250%	5/15/13	7,015	6,632
General Electric Co.	5.000%	2/1/13	27,615	27,315
Hanson PLC	7.875%	9/27/10	1,425	1,536
Hanson PLC	5.250%	3/15/13	1,525	1,485
Honeywell International, Inc.	7.500%	3/1/10	1,500	1,599
Honeywell International, Inc.	6.125%	11/1/11	2,350	2,440
Honeywell International, Inc.	5.400%	3/15/16	200	201
Honeywell International, Inc.	5.700%	3/15/36	1,250	1,235
John Deere Capital Corp.	4.875%	3/16/09	11,525	11,433
John Deere Capital Corp.	5.400%	10/17/11	6,350	6,367
John Deere Capital Corp.	7.000%	3/15/12	7,730	8,296
4 Joy Global, Inc.	6.000%	11/15/16	2,175	2,170
Lafarge SA	6.150%	7/15/11	675	692
Lafarge SA	6.500%	7/15/16	7,325	7,631
Lafarge SA	7.125%	7/15/36	14,000	15,254
Lockheed Martin Corp.	7.650%	5/1/16	5,325	6,147
Lockheed Martin Corp.	7.750%	5/1/26	600	735
Lockheed Martin Corp.	6.150%	9/1/36	7,525	7,936
Masco Corp.	5.875%	7/15/12	1,135	1,138
Masco Corp.	4.800%	6/15/15	8,800	8,042
Masco Corp.	6.125%	10/3/16	100	101
Masco Corp.	7.750%	8/1/29	450	486
Masco Corp.	6.500%	8/15/32	1,700	1,612
Minnesota Mining&Manufacturing Corp.	6.375%	2/15/28	4,325	4,741
Mohawk Industries Inc.	5.750%	1/15/11	7,275	7,279
Mohawk Industries Inc.	6.125%	1/15/16	13,975	13,855
Northrop Grumman Corp.	7.125%	2/15/11	10,850	11,562
Northrop Grumman Corp.	7.750%	3/1/16	100	116
Northrop Grumman Corp.	7.875%	3/1/26	2,600	3,187
Northrop Grumman Corp.	7.750%	2/15/31	4,215	5,235
4 Owens Corning, Inc.	6.500%	12/1/16	1,100	1,099
4 Owens Corning, Inc.	7.000%	12/1/36	1,875	1,848
Raytheon Co.	6.150%	11/1/08	1,186	1,202
Raytheon Co.	8.300%	3/1/10	2,160	2,343
Raytheon Co.	6.550%	3/15/10	4,000	4,148
Raytheon Co.	4.850%	1/15/11	250	246
Raytheon Co.	5.500%	11/15/12	1,350	1,361
Raytheon Co.	5.375%	4/1/13	3,665	3,658
Raytheon Co.	6.400%	12/15/18	500	536
Raytheon Co.	7.200%	8/15/27	1,150	1,336
Republic Services, Inc.	6.750%	8/15/11	2,225	2,331
Republic Services, Inc.	6.086%	3/15/35	2,850	2,821
TRW, Inc.	7.750%	6/1/29	2,650	3,246
Textron Financial Corp.	4.125%	3/3/08	5,950	5,869
Textron Financial Corp.	4.600%	5/3/10	5,050	4,940
Textron, Inc.	6.500%	6/1/12	8,775	9,201
Tyco International Group SA	6.125%	11/1/08	1,100	1,114
Tyco International Group SA	6.750%	2/15/11	11,125	11,728
Tyco International Group SA	6.375%	10/15/11	12,325	12,869
Tyco International Group SA	6.000%	11/15/13	5,850	6,069
Tyco International Group SA	7.000%	6/15/28	2,350	2,715
USA Waste Services, Inc.	7.000%	7/15/28	1,425	1,531
United Technologies Corp.	4.375%	5/1/10	1,525	1,488
United Technologies Corp.	7.125%	11/15/10	250	266
United Technologies Corp.	6.350%	3/1/11	4,150	4,313
United Technologies Corp.	4.875%	5/1/15	5,975	5,778
United Technologies Corp.	8.875%	11/15/19	4,000	5,189
United Technologies Corp.	6.700%	8/1/28	1,642	1,853
United Technologies Corp.	7.500%	9/15/29	2,800	3,436
United Technologies Corp.	5.400%	5/1/35	3,450	3,351
United Technologies Corp.	6.050%	6/1/36	5,900	6,225
WMX Technologies Inc.	7.100%	8/1/26	1,375	1,483
Waste Management, Inc.	6.500%	11/15/08	11,475	11,699
Waste Management, Inc.	6.875%	5/15/09	3,570	3,685
Waste Management, Inc.	7.375%	8/1/10	875	931
Waste Management, Inc.	5.000%	3/15/14	1,325	1,278
Waste Management, Inc.	7.750%	5/15/32	3,225	3,798
Communication (2.4%)
AT&T Corp.	6.000%	3/15/09	10,875	11,021
AT&T Corp.	7.300%	11/15/11	3,700	4,007
AT&T Corp.	8.000%	11/15/31	10,205	12,695
AT&T Corp.	6.800%	5/15/36	400	425
AT&T Inc.	4.125%	9/15/09	9,225	8,971
AT&T Inc.	5.300%	11/15/10	4,550	4,554
AT&T Inc.	6.250%	3/15/11	14,890	15,380
AT&T Inc.	5.875%	2/1/12	5,780	5,905
AT&T Inc.	5.875%	8/15/12	4,995	5,108
AT&T Inc.	5.100%	9/15/14	12,075	11,752
AT&T Inc.	5.625%	6/15/16	3,400	3,379
AT&T Inc.	6.450%	6/15/34	3,900	3,985
AT&T Inc.	6.150%	9/15/34	2,750	2,716
Alltel Corp.	7.000%	7/1/12	5,575	5,801
Alltel Corp.	7.875%	7/1/32	525	550
America Movil SA de C.V	4.125%	3/1/09	5,350	5,223
America Movil SA de C.V	5.500%	3/1/14	2,575	2,520
America Movil SA de C.V	5.750%	1/15/15	3,725	3,697
America Movil SA de C.V	6.375%	3/1/35	4,425	4,348
BellSouth Capital Funding	7.875%	2/15/30	9,525	10,975
BellSouth Corp.	4.200%	9/15/09	3,525	3,431
BellSouth Corp.	4.750%	11/15/12	5,870	5,680
BellSouth Corp.	5.200%	9/15/14	3,200	3,132
BellSouth Corp.	6.550%	6/15/34	6,400	6,554
BellSouth Corp.	6.000%	11/15/34	3,835	3,673
BellSouth Telecommunications	6.375%	6/1/28	8,365	8,464
Belo Corp.	7.250%	9/15/27	340	332
British Sky Broadcasting Corp.	6.875%	2/23/09	5,050	5,190
British Sky Broadcasting Corp.	8.200%	7/15/09	1,675	1,783
British Telecommunications PLC	8.625%	12/15/10	20,735	23,165
British Telecommunications PLC	9.125%	12/15/30	12,085	16,542
CBS Corp.	7.700%	7/30/10	5,375	5,749
CBS Corp.	6.625%	5/15/11	2,260	2,333
CBS Corp.	5.625%	8/15/12	3,650	3,595
CBS Corp.	4.625%	5/15/18	500	431
CBS Corp.	5.500%	5/15/33	675	562
CenturyTel Enterprises	6.875%	1/15/28	925	899
CenturyTel, Inc.	7.875%	8/15/12	2,375	2,574
Cingular Wireless LLC	7.125%	12/15/31	12,370	13,724
Comcast Cable Communications Holdings Inc.	8.375%	3/15/13	4,365	4,972
Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	8,361	10,859
Comcast Cable Communications, Inc.	6.200%	11/15/08	4,000	4,059
Comcast Cable Communications, Inc.	6.875%	6/15/09	1,400	1,449
Comcast Cable Communications, Inc.	6.750%	1/30/11	9,990	10,471
Comcast Cable Communications, Inc.	6.500%	1/15/17	425	443
Comcast Cable Communications, Inc.	8.875%	5/1/17	2,825	3,428
Comcast Corp.	5.850%	1/15/10	1,925	1,951
Comcast Corp.	5.500%	3/15/11	1,925	1,934
Comcast Corp.	5.300%	1/15/14	2,250	2,202
Comcast Corp.	6.500%	1/15/15	5,640	5,887
Comcast Corp.	5.850%	11/15/15	200	201
Comcast Corp.	5.900%	3/15/16	4,350	4,365
Comcast Corp.	4.950%	6/15/16	3,000	2,800
Comcast Corp.	5.875%	2/15/18	6,200	6,133
Comcast Corp.	7.050%	3/15/33	1,690	1,814
Comcast Corp.	6.500%	11/15/35	7,100	7,143
Comcast Corp.	6.450%	3/15/37	4,775	4,798
Cox Communications, Inc.	4.625%	1/15/10	1,050	1,028
Cox Communications, Inc.	6.750%	3/15/11	21,500	22,481
Cox Communications, Inc.	7.125%	10/1/12	5,550	5,924
Cox Communications, Inc.	5.450%	12/15/14	11,375	11,074
Cox Communications, Inc.	5.500%	10/1/15	725	704
Deutsche Telekom International Finance	3.875%	7/22/08	3,950	3,867
Deutsche Telekom International Finance	8.000%	6/15/10	17,135	18,574
Deutsche Telekom International Finance	5.250%	7/22/13	1,025	1,003
Deutsche Telekom International Finance	5.750%	3/23/16	900	890
Deutsche Telekom International Finance	8.250%	6/15/30	20,780	25,582
Embarq Corp.	7.082%	6/1/16	9,100	9,282
Embarq Corp.	7.995%	6/1/36	2,875	2,986
France Telecom	7.750%	3/1/11	10,900	11,882
France Telecom	8.500%	3/1/31	20,500	27,047
GTE Corp.	8.750%	11/1/21	3,760	4,473
GTE Corp.	6.940%	4/15/28	4,620	4,791
Gannett Co., Inc.	6.375%	4/1/12	4,975	5,131
Grupo Televisa SA	6.625%	3/18/25	4,125	4,326
Grupo Televisa SA	8.500%	3/11/32	750	933
IAC/InteractiveCorp	7.000%	1/15/13	3,850	3,991
Knight Ridder, Inc.	5.750%	9/1/17	75	70
Knight Ridder, Inc.	6.875%	3/15/29	750	713
Koninklijke KPN NV	8.000%	10/1/10	715	772
Koninklijke KPN NV	8.375%	10/1/30	4,165	4,821
New Cingular Wireless Services	7.875%	3/1/11	22,205	24,276
New Cingular Wireless Services	8.125%	5/1/12	11,555	12,993
New Cingular Wireless Services	8.750%	3/1/31	3,880	5,044
New England Telephone&Telegraph Co.	7.875%	11/15/29	2,125	2,306
News America Holdings, Inc.	9.250%	2/1/13	2,841	3,335
News America Holdings, Inc.	8.000%	10/17/16	4,425	5,072
News America Holdings, Inc.	7.700%	10/30/25	900	1,009
News America Holdings, Inc.	8.150%	10/17/36	2,625	3,108
News America Holdings, Inc.	7.750%	12/1/45	1,775	2,014
News America Inc.	5.300%	12/15/14	2,075	2,038
News America Inc.	7.250%	5/18/18	150	164
News America Inc.	6.550%	3/15/33	275	275
News America Inc.	6.200%	12/15/34	4,150	4,025
News America Inc.	6.400%	12/15/35	5,135	5,120
Nextel Communications	6.875%	10/31/13	7,100	7,178
Nextel Communications	5.950%	3/15/14	5,730	5,618
Nextel Communications	7.375%	8/1/15	9,695	9,957
Omnicom Group Inc.	5.900%	4/15/16	925	936
Pacific Bell	7.125%	3/15/26	1,700	1,844
R.R. Donnelley&Sons Co.	3.750%	4/1/09	2,200	2,118
R.R. Donnelley&Sons Co.	4.950%	5/15/10	3,150	3,088
R.R. Donnelley&Sons Co.	4.950%	4/1/14	1,275	1,173
R.R. Donnelley&Sons Co.	5.500%	5/15/15	1,585	1,494
Reed Elsevier Capital	4.625%	6/15/12	1,375	1,315
Sprint Capital Corp.	6.125%	11/15/08	14,925	15,125
Sprint Capital Corp.	6.375%	5/1/09	12,275	12,545
Sprint Capital Corp.	7.625%	1/30/11	7,725	8,269
Sprint Capital Corp.	8.375%	3/15/12	1,365	1,519
Sprint Capital Corp.	6.900%	5/1/19	775	800
Sprint Capital Corp.	6.875%	11/15/28	2,850	2,844
Sprint Capital Corp.	8.750%	3/15/32	13,725	16,487
Sprint Nextel Corp.	6.000%	12/1/16	4,350	4,242
TCI Communications, Inc.	8.750%	8/1/15	16,995	20,041
TCI Communications, Inc.	7.875%	2/15/26	425	486
Tele-Communications, Inc.	7.875%	8/1/13	14,425	15,991
Telecom Italia Capital	4.000%	11/15/08	5,140	5,007
Telecom Italia Capital	4.000%	1/15/10	5,400	5,172
Telecom Italia Capital	4.875%	10/1/10	3,400	3,306
Telecom Italia Capital	6.200%	7/18/11	9,600	9,746
Telecom Italia Capital	5.250%	11/15/13	3,585	3,429
Telecom Italia Capital	4.950%	9/30/14	4,000	3,705
Telecom Italia Capital	5.250%	10/1/15	9,175	8,563
Telecom Italia Capital	6.375%	11/15/33	3,720	3,529
Telecom Italia Capital	7.200%	7/18/36	3,285	3,433
Telecomunicaciones de Puerto Rico	6.800%	5/15/09	4,250	4,338
Telefonica Emisiones SAU	5.984%	6/20/11	11,475	11,694
Telefonica Emisiones SAU	6.421%	6/20/16	8,125	8,392
Telefonica Emisiones SAU	7.045%	6/20/36	12,850	13,741
Telefonica Europe BV	7.750%	9/15/10	12,775	13,739
Telefonica Europe BV	8.250%	9/15/30	5,775	6,906
Telefonos de Mexico SA	4.750%	1/27/10	2,550	2,502
Telefonos de Mexico SA	5.500%	1/27/15	13,425	12,989
Telus Corp.	8.000%	6/1/11	9,250	10,139
Thomson Corp.	5.750%	2/1/08	8,050	8,077
Thomson Corp.	6.200%	1/5/12	675	696
Thomson Corp.	5.500%	8/15/35	1,150	1,045
Time Warner Entertainment	7.250%	9/1/08	925	950
Time Warner Entertainment	10.150%	5/1/12	1,400	1,657
Time Warner Entertainment	8.375%	3/15/23	2,815	3,294
Time Warner Entertainment	8.375%	7/15/33	8,735	10,548
US Cellular	6.700%	12/15/33	3,800	3,591
Verizon Communications Corp.	5.350%	2/15/11	7,750	7,769
Verizon Communications Corp.	5.550%	2/15/16	5,650	5,650
Verizon Global Funding Corp.	4.000%	1/15/08	1,500	1,480
Verizon Global Funding Corp.	6.875%	6/15/12	17,400	18,612
Verizon Global Funding Corp.	7.375%	9/1/12	7,975	8,729
Verizon Global Funding Corp.	4.375%	6/1/13	560	529
Verizon Global Funding Corp.	7.750%	12/1/30	2,890	3,391
Verizon Global Funding Corp.	5.850%	9/15/35	5,000	4,810
Verizon Maryland, Inc.	6.125%	3/1/12	500	512
Verizon Maryland, Inc.	5.125%	6/15/33	450	371
Verizon New England, Inc.	6.500%	9/15/11	3,970	4,087
Verizon New Jersey, Inc.	5.875%	1/17/12	7,815	7,921
Verizon New York, Inc.	6.875%	4/1/12	2,850	2,963
Verizon New York, Inc.	7.375%	4/1/32	2,625	2,705
Verizon Pennsylvania, Inc.	5.650%	11/15/11	11,125	11,175
Verizon Virginia, Inc.	4.625%	3/15/13	6,625	6,240
Vodafone AirTouch PLC	7.750%	2/15/10	1,955	2,083
Vodafone AirTouch PLC	7.875%	2/15/30	4,900	5,744
Vodafone Group PLC	3.950%	1/30/08	7,875	7,758
Vodafone Group PLC	5.000%	12/16/13	1,900	1,837
Vodafone Group PLC	5.375%	1/30/15	4,450	4,354
Vodafone Group PLC	5.000%	9/15/15	9,125	8,685
Vodafone Group PLC	5.750%	3/15/16	4,350	4,362
Vodafone Group PLC	6.250%	11/30/32	9,225	9,209
WPP Finance USA Corp.	5.875%	6/15/14	3,875	3,894
Consumer Cyclical (1.5%)
Brinker International	5.750%	6/1/14	1,925	1,868
CVS Corp.	4.000%	9/15/09	1,075	1,039
CVS Corp.	5.750%	8/15/11	1,525	1,545
CVS Corp.	4.875%	9/15/14	2,750	2,633
Centex Corp.	4.750%	1/15/08	340	337
Centex Corp.	7.875%	2/1/11	290	313
Centex Corp.	5.450%	8/15/12	1,600	1,570
Centex Corp.	5.125%	10/1/13	3,690	3,534
Centex Corp.	6.500%	5/1/16	2,875	2,939
Chrysler Corp.	7.450%	3/1/27	4,300	4,583
D.R. Horton, Inc.	4.875%	1/15/10	2,775	2,709
D.R. Horton, Inc.	6.000%	4/15/11	6,575	6,603
D.R. Horton, Inc.	5.375%	6/15/12	500	484
D.R. Horton, Inc.	5.250%	2/15/15	5,050	4,720
D.R. Horton, Inc.	5.625%	1/15/16	250	238
D.R. Horton, Inc.	6.500%	4/15/16	6,425	6,460
DaimlerChrysler North America Holding Corp.	4.750%	1/15/08	20,550	20,383
DaimlerChrysler North America Holding Corp.	4.050%	6/4/08	13,300	13,017
DaimlerChrysler North America Holding Corp.	7.200%	9/1/09	75	78
DaimlerChrysler North America Holding Corp.	4.875%	6/15/10	1,700	1,659
DaimlerChrysler North America Holding Corp.	5.875%	3/15/11	27,400	27,519
DaimlerChrysler North America Holding Corp.	5.750%	9/8/11	15,250	15,227
DaimlerChrysler North America Holding Corp.	7.300%	1/15/12	14,345	15,237
DaimlerChrysler North America Holding Corp.	6.500%	11/15/13	400	411
DaimlerChrysler North America Holding Corp.	8.500%	1/18/31	7,605	9,061
Federated Department Stores, Inc.	6.300%	4/1/09	4,743	4,829
Federated Department Stores, Inc.	6.625%	4/1/11	3,225	3,330
Federated Department Stores, Inc.	6.790%	7/15/27	2,805	2,783
Federated Department Stores, Inc.	7.000%	2/15/28	1,625	1,653
Federated Department Stores, Inc.	6.900%	4/1/29	2,175	2,196
Federated Retail Holding	5.900%	12/1/16	525	526
Home Depot Inc.	3.750%	9/15/09	6,150	5,935
Home Depot Inc.	4.625%	8/15/10	6,150	6,012
Home Depot Inc.	5.200%	3/1/11	1,675	1,665
Home Depot Inc.	5.250%	12/16/13	4,475	4,449
Home Depot Inc.	5.400%	3/1/16	4,750	4,652
Home Depot Inc.	5.875%	12/16/36	9,325	9,160
ITT Corp.	7.375%	11/15/15	3,750	3,844
J.C. Penney Co., Inc.	8.000%	3/1/10	6,550	6,983
J.C. Penney Co., Inc.	7.950%	4/1/17	4,700	5,331
J.C. Penney Co., Inc.	7.400%	4/1/37	3,275	3,560
Johnson Controls, Inc.	5.250%	1/15/11	3,475	3,446
Johnson Controls, Inc.	6.000%	1/15/36	325	312
Kohl's Corp.	6.000%	1/15/33	825	799
Lennar Corp.	5.125%	10/1/10	1,050	1,030
Lennar Corp.	5.950%	10/17/11	11,000	11,080
Lennar Corp.	5.950%	3/1/13	610	610
Lennar Corp.	5.600%	5/31/15	8,950	8,618
Lowe's Cos., Inc.	8.250%	6/1/10	1,000	1,094
Lowe's Cos., Inc.	5.000%	10/15/15	3,800	3,651
Lowe's Cos., Inc.	5.400%	10/15/16	9,800	9,638
Lowe's Cos., Inc.	6.875%	2/15/28	60	68
Lowe's Cos., Inc.	6.500%	3/15/29	4,726	5,006
Lowe's Cos., Inc.	5.500%	10/15/35	200	187
Lowe's Cos., Inc.	5.800%	10/15/36	5,100	4,950
Marriott International	4.625%	6/15/12	3,925	3,713
Marriott International	6.200%	6/15/16	1,650	1,668
May Department Stores Co.	5.750%	7/15/14	4,325	4,227
May Department Stores Co.	6.650%	7/15/24	2,600	2,591
May Department Stores Co.	6.700%	7/15/34	4,900	4,838
McDonald's Corp.	6.000%	4/15/11	3,385	3,476
Nordstrom, Inc.	6.950%	3/15/28	1,325	1,424
Pulte Homes, Inc.	4.875%	7/15/09	2,375	2,345
Pulte Homes, Inc.	6.250%	2/15/13	450	459
Pulte Homes, Inc.	5.250%	1/15/14	1,650	1,585
Pulte Homes, Inc.	5.200%	2/15/15	1,000	952
Pulte Homes, Inc.	7.875%	6/15/32	2,200	2,418
Pulte Homes, Inc.	6.000%	2/15/35	1,350	1,237
Target Corp.	3.375%	3/1/08	17,650	17,276
Target Corp.	7.500%	8/15/10	1,700	1,826
Target Corp.	6.350%	1/15/11	1,620	1,687
Target Corp.	5.875%	3/1/12	595	612
Target Corp.	5.875%	7/15/16	10,050	10,364
Target Corp.	7.000%	7/15/31	4,210	4,853
Target Corp.	6.350%	11/1/32	7,525	8,083
The Walt Disney Co.	5.700%	7/15/11	15,975	16,245
The Walt Disney Co.	6.375%	3/1/12	2,100	2,203
The Walt Disney Co.	5.625%	9/15/16	5,975	6,021
Time Warner, Inc.	6.750%	4/15/11	4,525	4,728
Time Warner, Inc.	5.500%	11/15/11	6,675	6,656
Time Warner, Inc.	6.875%	5/1/12	3,950	4,173
Time Warner, Inc.	9.125%	1/15/13	1,500	1,750
Time Warner, Inc.	5.875%	11/15/16	4,975	4,954
Time Warner, Inc.	9.150%	2/1/23	11,825	14,686
Time Warner, Inc.	7.570%	2/1/24	1,500	1,639
Time Warner, Inc.	6.625%	5/15/29	5,725	5,766
Time Warner, Inc.	7.625%	4/15/31	14,175	15,785
Time Warner, Inc.	7.700%	5/1/32	4,745	5,355
Time Warner, Inc.	6.500%	11/15/36	6,500	6,480
Toll Brothers, Inc.	5.150%	5/15/15	3,900	3,581
Toyota Motor Credit Corp.	2.875%	8/1/08	3,560	3,439
Toyota Motor Credit Corp.	4.250%	3/15/10	20,075	19,592
Toyota Motor Credit Corp.	4.350%	12/15/10	2,675	2,604
Toyota Motor Credit Corp.	5.450%	5/18/11	3,375	3,421
Viacom Inc.	5.750%	4/30/11	6,225	6,226
Viacom Inc.	6.250%	4/30/16	6,575	6,524
Viacom Inc.	6.875%	4/30/36	6,750	6,659
Wal-Mart Stores, Inc.	3.375%	10/1/08	13,725	13,319
Wal-Mart Stores, Inc.	6.875%	8/10/09	13,395	13,966
Wal-Mart Stores, Inc.	4.000%	1/15/10	15,000	14,540
Wal-Mart Stores, Inc.	4.125%	7/1/10	9,440	9,137
Wal-Mart Stores, Inc.	4.750%	8/15/10	2,660	2,626
Wal-Mart Stores, Inc.	4.125%	2/15/11	4,500	4,332
Wal-Mart Stores, Inc.	4.550%	5/1/13	800	770
Wal-Mart Stores, Inc.	4.500%	7/1/15	3,500	3,292
Wal-Mart Stores, Inc.	7.550%	2/15/30	16,095	19,531
4 Western Union Co.	5.400%	11/17/11	5,600	5,516
4 Western Union Co.	6.200%	11/17/36	3,375	3,165
Yum! Brands, Inc.	8.875%	4/15/11	8,250	9,203
Yum! Brands, Inc.	7.700%	7/1/12	1,425	1,555
Yum! Brands, Inc.	6.250%	4/15/16	7,100	7,219
Consumer Noncyclical (1.6%)
Abbott Laboratories	3.500%	2/17/09	1,500	1,451
Abbott Laboratories	5.375%	5/15/09	6,225	6,264
Abbott Laboratories	3.750%	3/15/11	3,500	3,305
Abbott Laboratories	5.600%	5/15/11	10,000	10,148
Abbott Laboratories	4.350%	3/15/14	925	868
Abbott Laboratories	5.875%	5/15/16	11,050	11,398
Allergan Inc.	5.750%	4/1/16	1,375	1,395
Altria Group, Inc.	5.625%	11/4/08	5,375	5,393
Altria Group, Inc.	7.000%	11/4/13	125	136
AmerisourceBergen Corp.	5.625%	9/15/12	525	518
AmerisourceBergen Corp.	5.875%	9/15/15	7,300	7,103
Amgen Inc.	4.000%	11/18/09	6,800	6,602
Amgen Inc.	4.850%	11/18/14	5,750	5,574
Anheuser-Busch Cos., Inc.	6.000%	4/15/11	1,500	1,541
Anheuser-Busch Cos., Inc.	4.375%	1/15/13	3,675	3,474
Anheuser-Busch Cos., Inc.	7.125%	7/1/17	3,350	3,416
Anheuser-Busch Cos., Inc.	6.800%	8/20/32	2,600	2,866
Anheuser-Busch Cos., Inc.	5.750%	4/1/36	4,550	4,356
Archer-Daniels-Midland Co.	8.125%	6/1/12	3,950	4,450
Archer-Daniels-Midland Co.	7.500%	3/15/27	1,450	1,736
Archer-Daniels-Midland Co.	7.000%	2/1/31	2,450	2,821
Archer-Daniels-Midland Co.	5.375%	9/15/35	7,750	7,340
AstraZeneca PLC	5.400%	6/1/14	3,750	3,763
Baxter Finco, BV	4.750%	10/15/10	6,875	6,762
Baxter International, Inc.	5.900%	9/1/16	3,325	3,423
Boston Scientific	6.000%	6/15/11	5,175	5,228
Boston Scientific	5.450%	6/15/14	2,975	2,857
Boston Scientific	6.400%	6/15/16	3,000	3,029
Boston Scientific	6.250%	11/15/35	5,050	5,029
Bottling Group LLC	4.625%	11/15/12	15,785	15,245
Bottling Group LLC	5.000%	11/15/13	2,525	2,466
Bottling Group LLC	5.500%	4/1/16	5,900	5,899
Bristol-Myers Squibb Co.	4.000%	8/15/08	5,125	5,021
Bristol-Myers Squibb Co.	7.150%	6/15/23	750	845
Bristol-Myers Squibb Co.	5.875%	11/15/36	18,825	18,621
Bristol-Myers Squibb Co.	6.875%	8/1/97	1,125	1,200
Bunge Ltd. Finance Corp.	4.375%	12/15/08	1,325	1,299
Bunge Ltd. Finance Corp.	5.100%	7/15/15	1,950	1,833
C.R. Bard, Inc.	6.700%	12/1/26	6,300	6,707
Campbell Soup Co.	6.750%	2/15/11	7,200	7,566
Cardinal Health, Inc.	6.750%	2/15/11	425	445
Cardinal Health, Inc.	4.000%	6/15/15	650	575
4 Cardinal Health, Inc.	5.800%	10/15/16	9,575	9,531
Cardinal Health, Inc.	5.850%	12/15/17	2,150	2,140
Cia. Brasil de Bebidas AmBev	10.500%	12/15/11	2,455	2,977
Cia. Brasil de Bebidas AmBev	8.750%	9/15/13	3,375	3,953
Clorox Co.	4.200%	1/15/10	10,525	10,196
Clorox Co.	5.000%	1/15/15	3,075	2,982
Coca-Cola Enterprises Inc.	5.750%	11/1/08	1,925	1,943
Coca-Cola Enterprises Inc.	4.250%	9/15/10	340	329
Coca-Cola Enterprises Inc.	6.125%	8/15/11	4,400	4,558
Coca-Cola Enterprises Inc.	8.500%	2/1/22	3,675	4,628
Coca-Cola Enterprises Inc.	8.000%	9/15/22	1,550	1,883
Coca-Cola Enterprises Inc.	7.000%	10/1/26	1,325	1,488
Coca-Cola Enterprises Inc.	6.950%	11/15/26	1,070	1,203
Coca-Cola HBC Finance	5.125%	9/17/13	670	658
ConAgra Foods, Inc.	7.875%	9/15/10	5,950	6,440
ConAgra Foods, Inc.	6.750%	9/15/11	145	153
4 ConAgra Foods, Inc.	5.819%	6/15/17	851	845
ConAgra Foods, Inc.	9.750%	3/1/21	129	164
ConAgra Foods, Inc.	7.125%	10/1/26	1,275	1,398
ConAgra Foods, Inc.	7.000%	10/1/28	875	944
ConAgra Foods, Inc.	8.250%	9/15/30	1,420	1,737
Coors Brewing Co.	6.375%	5/15/12	900	931
Diageo Capital PLC	3.375%	3/20/08	13,500	13,201
Diageo Capital PLC	7.250%	11/1/09	450	473
Diageo Capital PLC	4.375%	5/3/10	1,000	974
Diageo Capital PLC	5.875%	9/30/36	475	468
Eli Lilly&Co.	6.000%	3/15/12	2,475	2,576
Fortune Brands Inc.	5.125%	1/15/11	12,000	11,795
Fortune Brands Inc.	5.375%	1/15/16	13,675	12,966
Fortune Brands Inc.	5.875%	1/15/36	3,475	3,175
Genentech Inc.	4.400%	7/15/10	1,350	1,320
Genentech Inc.	4.750%	7/15/15	1,225	1,173
Genentech Inc.	5.250%	7/15/35	3,550	3,320
General Mills, Inc.	6.000%	2/15/12	5,164	5,286
Gillette Co.	3.800%	9/15/09	1,400	1,355
GlaxoSmithKline Capital Inc.	4.375%	4/15/14	3,200	3,015
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	3,850	3,738
Grand Metropolitan Investment Corp.	9.000%	8/15/11	500	572
Grand Metropolitan Investment Corp.	7.450%	4/15/35	500	595
H.J. Heinz Co.	6.625%	7/15/11	3,200	3,334
H.J. Heinz Co.	6.750%	3/15/32	4,100	4,153
Health Management Associates Inc.	6.125%	4/15/16	3,150	2,984
Hershey Foods Corp.	5.300%	9/1/11	2,500	2,505
Hershey Foods Corp.	5.450%	9/1/16	1,550	1,556
Hospira, Inc.	4.950%	6/15/09	1,075	1,056
Hospira, Inc.	5.900%	6/15/14	1,925	1,864
Imperial Tobacco	7.125%	4/1/09	1,000	1,036
Johnson&Johnson	3.800%	5/15/13	3,940	3,679
Johnson&Johnson	6.950%	9/1/29	1,625	1,949
Johnson&Johnson	4.950%	5/15/33	1,750	1,642
Kellogg Co.	2.875%	6/1/08	2,175	2,102
Kellogg Co.	6.600%	4/1/11	8,525	8,935
Kellogg Co.	7.450%	4/1/31	7,415	8,808
Kimberly-Clark Corp.	5.625%	2/15/12	2,575	2,620
Kimberly-Clark Corp.	4.875%	8/15/15	6,250	5,951
Kimberly-Clark Corp.	6.250%	7/15/18	175	185
Kraft Foods, Inc.	4.125%	11/12/09	6,400	6,208
Kraft Foods, Inc.	5.625%	11/1/11	15,425	15,586
Kraft Foods, Inc.	6.250%	6/1/12	5,715	5,934
Kraft Foods, Inc.	5.250%	10/1/13	25	25
Kraft Foods, Inc.	6.500%	11/1/31	10,650	11,443
Kroger Co.	7.250%	6/1/09	4,225	4,392
Kroger Co.	6.800%	4/1/11	2,600	2,715
Kroger Co.	6.750%	4/15/12	2,200	2,309
Kroger Co.	6.200%	6/15/12	3,500	3,588
Kroger Co.	5.500%	2/1/13	1,725	1,705
Kroger Co.	4.950%	1/15/15	3,675	3,465
Kroger Co.	6.800%	12/15/18	4,025	4,219
Kroger Co.	7.700%	6/1/29	9,900	11,048
Kroger Co.	8.000%	9/15/29	1,250	1,431
Kroger Co.	7.500%	4/1/31	520	583
Laboratory Corp. of America	5.500%	2/1/13	340	333
Laboratory Corp. of America	5.625%	12/15/15	2,975	2,904
McKesson Corp.	7.750%	2/1/12	375	410
Medtronic Inc.	4.375%	9/15/10	2,775	2,698
Medtronic Inc.	4.750%	9/15/15	5,375	5,099
Merck&Co.	4.375%	2/15/13	2,850	2,708
Merck&Co.	4.750%	3/1/15	2,425	2,313
Merck&Co.	6.400%	3/1/28	4,080	4,354
Merck&Co.	5.950%	12/1/28	2,375	2,397
Molson Coors Capital Finance	4.850%	9/22/10	1,975	1,937
Newell Rubbermaid, Inc.	4.000%	5/1/10	3,225	3,090
Pepsi Bottling Group, Inc.	7.000%	3/1/29	2,200	2,514
PepsiAmericas Inc.	4.875%	1/15/15	375	358
PepsiAmericas Inc.	5.000%	5/15/17	4,600	4,371
Pfizer, Inc.	4.500%	2/15/14	9,350	9,013
Pharmacia Corp.	6.600%	12/1/28	1,500	1,698
Philip Morris Cos., Inc.	7.650%	7/1/08	3,325	3,428
Philip Morris Cos., Inc.	7.750%	1/15/27	3,645	4,415
Procter&Gamble Co.	6.875%	9/15/09	8,700	9,077
Procter&Gamble Co.	4.950%	8/15/14	2,225	2,181
Procter&Gamble Co.	6.450%	1/15/26	3,675	4,018
Procter&Gamble Co.	5.500%	2/1/34	100	98
Procter&Gamble Co.	5.800%	8/15/34	3,375	3,468
2 Procter&Gamble Co. ESOP	9.360%	1/1/21	15,286	19,238
Quest Diagnostic, Inc.	5.450%	11/1/15	8,550	8,214
Safeway, Inc.	4.950%	8/16/10	3,775	3,708
Safeway, Inc.	6.500%	3/1/11	4,200	4,341
Safeway, Inc.	5.800%	8/15/12	1,200	1,208
Safeway, Inc.	7.250%	2/1/31	1,950	2,121
Schering-Plough Corp.	5.550%	12/1/13	5,225	5,231
Schering-Plough Corp.	6.750%	12/1/33	4,350	4,750
Sysco Corp.	5.375%	9/21/35	4,725	4,475
Teva Pharmaceutical Finance LLC	6.150%	2/1/36	6,650	6,472
Unilever Capital Corp.	7.125%	11/1/10	11,700	12,423
Unilever Capital Corp.	5.900%	11/15/32	3,425	3,460
Universal Health Services, Inc.	7.125%	6/30/16	1,325	1,385
WM Wrigley Jr. Co.	4.300%	7/15/10	5,725	5,551
WM Wrigley Jr. Co.	4.650%	7/15/15	5,550	5,265
4 Western Union Co.	5.930%	10/1/16	1,000	988
Wyeth	4.375%	3/1/08	8,320	8,228
Wyeth	6.950%	3/15/11	1,875	1,991
Wyeth	5.500%	3/15/13	11,200	11,328
Wyeth	5.500%	2/1/14	7,425	7,455
Wyeth	6.450%	2/1/24	1,850	1,985
Wyeth	6.500%	2/1/34	3,375	3,680
Wyeth	6.000%	2/15/36	6,025	6,174
Energy (0.8%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	975	1,101
Amerada Hess Corp.	6.650%	8/15/11	7,450	7,781
Amerada Hess Corp.	7.875%	10/1/29	7,450	8,674
Amerada Hess Corp.	7.125%	3/15/33	3,325	3,632
Anadarko Finance Co.	6.750%	5/1/11	3,550	3,716
Anadarko Petroleum Corp.	3.250%	5/1/08	1,850	1,795
Anadarko Petroleum Corp.	5.950%	9/15/16	11,200	11,207
Anadarko Petroleum Corp.	6.450%	9/15/36	12,700	12,846
Apache Corp.	6.250%	4/15/12	1,025	1,077
Apache Finance Canada	7.750%	12/15/29	1,350	1,642
Atlantic Richfield Co.	5.900%	4/15/09	3,484	3,543
Baker Hughes, Inc.	6.250%	1/15/09	500	509
Baker Hughes, Inc.	6.875%	1/15/29	825	911
Burlington Resources, Inc.	6.680%	2/15/11	3,800	3,992
Burlington Resources, Inc.	7.200%	8/15/31	850	993
Burlington Resources, Inc.	7.400%	12/1/31	7,050	8,428
Canadian Natural Resources	5.450%	10/1/12	1,650	1,638
Canadian Natural Resources	4.900%	12/1/14	5,575	5,257
Canadian Natural Resources	6.000%	8/15/16	5,375	5,421
Canadian Natural Resources	7.200%	1/15/32	6,050	6,640
Canadian Natural Resources	6.450%	6/30/33	4,265	4,242
Canadian Natural Resources	6.500%	2/15/37	9,975	9,984
ChevronTexaco Capital Co.	3.375%	2/15/08	8,000	7,841
Conoco Funding Co.	6.350%	10/15/11	12,085	12,632
Conoco Funding Co.	7.250%	10/15/31	350	411
ConocoPhillips Canada	5.300%	4/15/12	4,525	4,520
ConocoPhillips Canada	5.625%	10/15/16	13,800	13,886
ConocoPhillips Canada	5.950%	10/15/36	3,225	3,282
Devon Financing Corp.	6.875%	9/30/11	10,235	10,821
Devon Financing Corp.	7.875%	9/30/31	4,325	5,202
Diamond Offshore Drilling	4.875%	7/1/15	775	728
Encana Corp.	4.600%	8/15/09	1,225	1,202
Encana Corp.	6.500%	8/15/34	2,100	2,159
Encana Holdings Finance Corp.	5.800%	5/1/14	2,100	2,112
Halliburton Co.	5.500%	10/15/10	4,100	4,092
Husky Energy Inc.	6.250%	6/15/12	2,000	2,060
Husky Energy Inc.	6.150%	6/15/19	1,000	1,008
Kerr McGee Corp.	6.875%	9/15/11	6,850	7,219
Kerr McGee Corp.	6.950%	7/1/24	11,250	12,015
Kerr McGee Corp.	7.875%	9/15/31	1,700	2,044
Lasmo Inc.	7.300%	11/15/27	400	472
Marathon Oil Corp.	6.125%	3/15/12	5,620	5,773
Marathon Oil Corp.	6.800%	3/15/32	575	633
Nexen, Inc.	5.050%	11/20/13	3,700	3,558
Nexen, Inc.	7.875%	3/15/32	1,100	1,307
Nexen, Inc.	5.875%	3/10/35	400	377
Noble Energy Inc.	8.000%	4/1/27	175	206
Norsk Hydro	6.360%	1/15/09	2,725	2,785
Norsk Hydro	7.250%	9/23/27	4,300	5,015
Norsk Hydro	7.150%	1/15/29	3,475	4,029
Occidental Petroleum	6.750%	1/15/12	2,975	3,163
Occidental Petroleum	7.200%	4/1/28	5,200	5,962
Occidental Petroleum	8.450%	2/15/29	700	919
PanCanadian Energy Corp.	7.200%	11/1/31	7,050	7,781
Petro-Canada	4.000%	7/15/13	1,675	1,522
Petro-Canada	7.875%	6/15/26	1,675	1,964
Petro-Canada	7.000%	11/15/28	1,375	1,478
Petro-Canada	5.350%	7/15/33	5,975	5,218
Petro-Canada	5.950%	5/15/35	5,975	5,698
Petro-Canada Financial Partnership	5.000%	11/15/14	2,375	2,271
Phillips Petroleum Co.	8.750%	5/25/10	1,250	1,384
Questar Market Resources	6.050%	9/1/16	3,575	3,651
Shell International Finance	5.625%	6/27/11	850	868
Suncor Energy, Inc.	7.150%	2/1/32	1,700	1,976
Suncor Energy, Inc.	5.950%	12/1/34	150	151
Sunoco, Inc.	4.875%	10/15/14	1,700	1,591
Sunoco, Inc.	5.750%	1/15/17	2,300	2,253
Talisman Energy, Inc.	5.125%	5/15/15	1,400	1,328
Talisman Energy, Inc.	7.250%	10/15/27	1,050	1,150
Talisman Energy, Inc.	5.850%	2/1/37	5,700	5,232
Tosco Corp.	8.125%	2/15/30	18,775	23,915
Transocean Sedco Forex, Inc.	7.500%	4/15/31	2,150	2,424
Valero Energy Corp.	6.875%	4/15/12	12,800	13,536
Valero Energy Corp.	4.750%	6/15/13	340	323
Valero Energy Corp.	7.500%	4/15/32	790	902
Weatherford International Inc.	6.500%	8/1/36	7,075	7,119
XTO Energy, Inc.	6.250%	4/15/13	4,800	4,950
XTO Energy, Inc.	4.900%	2/1/14	325	310
XTO Energy, Inc.	5.000%	1/31/15	1,725	1,642
XTO Energy, Inc.	5.300%	6/30/15	1,475	1,428
XTO Energy, Inc.	6.100%	4/1/36	500	486
Technology (0.4%)
Cisco Systems Inc.	5.250%	2/22/11	18,300	18,356
Cisco Systems Inc.	5.500%	2/22/16	9,400	9,426
Computer Sciences Corp.	3.500%	4/15/08	825	804
Computer Sciences Corp.	5.000%	2/15/13	1,900	1,825
Corning Inc.	7.250%	8/15/36	400	428
Electronic Data Systems	7.125%	10/15/09	2,425	2,530
Electronic Data Systems	6.500%	8/1/13	1,375	1,389
Electronic Data Systems	7.450%	10/15/29	1,500	1,641
First Data Corp.	3.375%	8/1/08	4,000	3,883
First Data Corp.	4.950%	6/15/15	2,500	2,382
Harris Corp.	5.000%	10/1/15	4,400	4,121
Hewlett-Packard Co.	3.625%	3/15/08	11,825	11,595
Hewlett-Packard Co.	6.500%	7/1/12	560	593
International Business Machines Corp.	3.800%	2/1/08	7,325	7,210
International Business Machines Corp.	5.375%	2/1/09	3,975	3,998
International Business Machines Corp.	4.750%	11/29/12	235	230
International Business Machines Corp.	7.500%	6/15/13	3,575	3,985
International Business Machines Corp.	7.000%	10/30/25	720	819
International Business Machines Corp.	6.220%	8/1/27	6,250	6,576
International Business Machines Corp.	6.500%	1/15/28	700	764
International Business Machines Corp.	7.125%	12/1/96	6,735	7,744
Motorola, Inc.	7.625%	11/15/10	1,219	1,314
Motorola, Inc.	8.000%	11/1/11	1,525	1,689
Motorola, Inc.	7.500%	5/15/25	4,850	5,621
Motorola, Inc.	6.500%	9/1/25	2,675	2,817
Motorola, Inc.	6.500%	11/15/28	1,200	1,271
Oracle Corp.	5.000%	1/15/11	6,025	5,966
Oracle Corp.	5.250%	1/15/16	10,875	10,638
Pitney Bowes Credit Corp.	5.750%	8/15/08	5,075	5,117
Pitney Bowes, Inc.	4.875%	8/15/14	2,925	2,812
Pitney Bowes, Inc.	4.750%	1/15/16	10,800	10,192
Science Applications International Corp.	6.250%	7/1/12	1,275	1,311
Science Applications International Corp.	5.500%	7/1/33	1,775	1,578
Xerox Corp.	9.750%	1/15/09	2,725	2,933
Xerox Corp.	7.125%	6/15/10	4,100	4,274
Xerox Corp.	6.875%	8/15/11	2,425	2,528
Xerox Corp.	7.625%	6/15/13	2,400	2,514
Xerox Corp.	6.400%	3/15/16	4,225	4,310
Xerox Corp.	6.750%	2/1/17	3,700	3,839
Transportation (0.5%)
2 American Airlines, Inc.	6.855%	4/15/09	3,256	3,308
American Airlines, Inc.	7.024%	10/15/09	8,625	8,959
American Airlines, Inc.	7.858%	10/1/11	1,675	1,830
Burlington Northern Santa Fe Corp.	7.125%	12/15/10	500	532
Burlington Northern Santa Fe Corp.	6.750%	7/15/11	3,720	3,924
Burlington Northern Santa Fe Corp.	7.000%	12/15/25	6,400	7,202
Burlington Northern Santa Fe Corp.	6.200%	8/15/36	7,250	7,436
CNF, Inc.	6.700%	5/1/34	3,600	3,442
CSX Corp.	6.250%	10/15/08	875	888
CSX Corp.	6.750%	3/15/11	3,300	3,461
CSX Corp.	6.300%	3/15/12	5,150	5,338
CSX Corp.	7.950%	5/1/27	325	398
CSX Corp.	6.000%	10/1/36	9,375	9,396
Canadian National Railway Co.	6.375%	10/15/11	1,075	1,122
Canadian National Railway Co.	4.400%	3/15/13	1,175	1,117
Canadian National Railway Co.	5.800%	6/1/16	950	978
Canadian National Railway Co.	6.800%	7/15/18	10,750	11,892
Canadian National Railway Co.	6.250%	8/1/34	1,525	1,625
Canadian National Railway Co.	6.200%	6/1/36	3,450	3,642
Canadian Pacific Rail	6.250%	10/15/11	11,350	11,750
Canadian Pacific Rail	7.125%	10/15/31	550	642
Continental Airlines, Inc.	6.563%	2/15/12	3,000	3,128
2 Continental Airlines, Inc.	6.648%	9/15/17	11,041	11,483
2 Continental Airlines, Inc.	6.900%	1/2/18	179	187
2 Continental Airlines, Inc.	6.545%	2/2/19	557	576
4 ERAC USA Finance Co.	7.350%	6/15/08	4,925	5,037
FedEx Corp.	3.500%	4/1/09	1,900	1,830
FedEx Corp.	5.500%	8/15/09	4,075	4,097
Mass Transit Railway Corp.	7.500%	11/8/10	425	457
Norfolk Southern Corp.	7.350%	5/15/07	9	9
Norfolk Southern Corp.	6.200%	4/15/09	3,200	3,259
Norfolk Southern Corp.	6.750%	2/15/11	6,850	7,201
Norfolk Southern Corp.	5.257%	9/17/14	45	44
Norfolk Southern Corp.	7.700%	5/15/17	6,375	7,389
Norfolk Southern Corp.	9.750%	6/15/20	1,696	2,289
Norfolk Southern Corp.	5.590%	5/17/25	634	617
Norfolk Southern Corp.	7.800%	5/15/27	1,945	2,373
Norfolk Southern Corp.	5.640%	5/17/29	1,155	1,116
Norfolk Southern Corp.	7.250%	2/15/31	691	809
Norfolk Southern Corp.	7.050%	5/1/37	9,500	10,954
Norfolk Southern Corp.	7.900%	5/15/97	2,075	2,562
Ryder System Inc.	5.950%	5/2/11	3,375	3,414
Ryder System Inc.	5.850%	11/1/16	1,100	1,082
Southwest Airlines Co.	6.500%	3/1/12	8,175	8,522
Southwest Airlines Co.	5.250%	10/1/14	275	266
Southwest Airlines Co.	5.750%	12/15/16	3,950	3,871
Southwest Airlines Co.	5.125%	3/1/17	850	793
Union Pacific Corp.	7.250%	11/1/08	3,875	3,996
Union Pacific Corp.	3.625%	6/1/10	2,040	1,927
Union Pacific Corp.	6.650%	1/15/11	3,005	3,142
Union Pacific Corp.	6.125%	1/15/12	525	542
Union Pacific Corp.	6.500%	4/15/12	1,332	1,398
Union Pacific Corp.	7.000%	2/1/16	450	494
Union Pacific Corp.	6.625%	2/1/29	1,875	2,043
Other (0.0%)
Black&Decker Corp.	7.125%	6/1/11	500	526
Black&Decker Corp.	4.750%	11/1/14	3,800	3,486
Black&Decker Corp.	5.750%	11/15/16	2,950	2,932
Cooper Industries, Inc.	5.250%	11/15/12	4,425	4,376
Dover Corp.	4.875%	10/15/15	2,050	1,966
Dover Corp.	5.375%	10/15/35	650	617
Rockwell International Corp.	6.700%	1/15/28	1,275	1,403

				3,575,103

Utilities (1.9%)
Electric (1.4%)
AEP Texas Central Co.	6.650%	2/15/33	2,775	2,949
Alabama Power Co.	5.500%	10/15/17	4,500	4,496
American Electric Power Co., Inc.	5.375%	3/15/10	1,250	1,251
American Electric Power Co., Inc.	5.250%	6/1/15	875	855
Arizona Public Service Co.	6.375%	10/15/11	800	821
Arizona Public Service Co.	5.800%	6/30/14	725	722
Arizona Public Service Co.	4.650%	5/15/15	925	849
Arizona Public Service Co.	5.500%	9/1/35	1,300	1,159
4 Baltimore Gas&Electric Co.	5.900%	10/1/16	3,750	3,774
4 Baltimore Gas&Electric Co.	6.350%	10/1/36	600	617
Boston Edison Co.	4.875%	4/15/14	2,200	2,136
Carolina Power&Light Co.	6.500%	7/15/12	750	787
Carolina Power&Light Co.	5.125%	9/15/13	405	399
CenterPoint Energy Houston	5.700%	3/15/13	13,635	13,732
CenterPoint Energy Houston	5.750%	1/15/14	500	503
CenterPoint Energy Houston	6.950%	3/15/33	400	443
Cincinnati Gas&Electric Co.	5.700%	9/15/12	3,425	3,448
Cleveland Electric Illumination Co.	7.880%	11/1/17	1,375	1,613
Columbus Southern Power	5.850%	10/1/35	8,300	8,115
Commonwealth Edison Co.	3.700%	2/1/08	1,150	1,128
Commonwealth Edison Co.	6.150%	3/15/12	1,300	1,329
Commonwealth Edison Co.	5.875%	2/1/33	590	572
Commonwealth Edison Co.	5.900%	3/15/36	500	486
Connecticut Light&Power Co.	6.350%	6/1/36	7,500	7,998
Consolidated Edison Co. of New York	5.625%	7/1/12	375	381
Consolidated Edison Co. of New York	4.875%	2/1/13	340	331
Consolidated Edison Co. of New York	5.375%	12/15/15	1,600	1,590
Consolidated Edison Co. of New York	5.500%	9/15/16	6,900	6,894
Consolidated Edison Co. of New York	5.300%	3/1/35	1,200	1,107
Consolidated Edison Co. of New York	5.850%	3/15/36	3,250	3,244
Consolidated Edison Co. of New York	6.200%	6/15/36	3,575	3,743
Constellation Energy Group, Inc.	6.125%	9/1/09	875	893
Constellation Energy Group, Inc.	7.000%	4/1/12	1,275	1,369
Constellation Energy Group, Inc.	4.550%	6/15/15	18,775	17,450
Constellation Energy Group, Inc.	7.600%	4/1/32	2,390	2,809
Consumers Energy Co.	4.250%	4/15/08	3,785	3,725
Consumers Energy Co.	4.800%	2/17/09	5,650	5,578
Consumers Energy Co.	5.000%	2/15/12	750	731
Consumers Energy Co.	5.375%	4/15/13	3,575	3,559
Consumers Energy Co.	5.650%	4/15/20	1,000	982
DTE Energy Co.	7.050%	6/1/11	1,150	1,220
Detroit Edison Co.	6.125%	10/1/10	2,730	2,788
Detroit Edison Co.	5.700%	10/1/37	1,000	974
Dominion Resources, Inc.	4.125%	2/15/08	450	444
Dominion Resources, Inc.	6.250%	6/30/12	4,650	4,831
Dominion Resources, Inc.	5.150%	7/15/15	14,750	14,343
Dominion Resources, Inc.	5.250%	8/1/33	3,225	3,160
Dominion Resources, Inc.	6.300%	3/15/33	1,675	1,722
Dominion Resources, Inc.	5.950%	6/15/35	10,650	10,545
Dominion Resources, Inc.	6.300%	9/30/66	2,750	2,760
Duke Capital Corp.	7.500%	10/1/09	500	526
Duke Capital Corp.	6.250%	2/15/13	50	51
Duke Capital Corp.	5.500%	3/1/14	4,450	4,395
Duke Capital Corp.	6.750%	2/15/32	2,700	2,879
Duke Energy Corp.	3.750%	3/5/08	3,350	3,289
Duke Energy Corp.	6.250%	1/15/12	8,750	9,108
Duke Energy Corp.	6.000%	12/1/28	1,900	1,920
Duke Energy Corp.	6.450%	10/15/32	2,400	2,569
El Paso Electric Co.	6.000%	5/15/35	1,875	1,810
Empresa Nacional Electric	8.350%	8/1/13	775	884
Energy East Corp.	6.750%	6/15/12	6,050	6,358
Energy East Corp.	6.750%	7/15/36	4,275	4,536
Entergy Gulf States, Inc.	3.600%	6/1/08	3,125	3,047
Exelon Corp.	4.900%	6/15/15	5,200	4,904
Exelon Corp.	5.625%	6/15/35	300	284
FPL Group Capital, Inc.	7.375%	6/1/09	2,675	2,802
FPL Group Capital, Inc.	5.625%	9/1/11	3,875	3,924
FPL Group Capital, Inc.	6.350%	10/1/16	2,600	2,641
FirstEnergy Corp.	6.450%	11/15/11	14,650	15,356
FirstEnergy Corp.	7.375%	11/15/31	9,700	11,104
Florida Power&Light Co.	5.950%	10/1/33	50	51
Florida Power&Light Co.	5.625%	4/1/34	4,450	4,354
Florida Power&Light Co.	4.950%	6/1/35	4,425	3,914
Florida Power&Light Co.	5.400%	9/1/35	1,725	1,633
Florida Power&Light Co.	6.200%	6/1/36	5,300	5,611
Florida Power&Light Co.	5.650%	2/1/37	4,375	4,292
Florida Power Corp.	4.500%	6/1/10	3,825	3,728
Florida Power Corp.	4.800%	3/1/13	9,175	8,898
Indiana Michigan Power Co.	6.050%	3/15/37	100	98
Jersey Central Power&Light	5.625%	5/1/16	3,575	3,561
Kansas City Power&Light	6.050%	11/15/35	2,075	2,057
MidAmerican Energy Co.	5.125%	1/15/13	6,025	5,934
MidAmerican Energy Co.	6.750%	12/30/31	4,750	5,279
MidAmerican Energy Co.	5.750%	11/1/35	1,700	1,662
MidAmerican Energy Holdings Co.	5.875%	10/1/12	4,020	4,100
MidAmerican Energy Holdings Co.	5.000%	2/15/14	1,425	1,377
MidAmerican Energy Holdings Co.	8.480%	9/15/28	700	888
MidAmerican Energy Holdings Co.	6.125%	4/1/36	25,425	25,778
National Rural Utilities Cooperative Finance Corp.	7.250%	3/1/12	16,400	17,822
National Rural Utilities Cooperative Finance Corp.	4.750%	3/1/14	2,125	2,050
National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	3,175	4,062
NiSource Finance Corp.	7.875%	11/15/10	6,660	7,186
NiSource Finance Corp.	5.400%	7/15/14	1,350	1,313
NiSource Finance Corp.	5.250%	9/15/17	1,525	1,434
NiSource Finance Corp.	5.450%	9/15/20	1,675	1,572
Niagara Mohawk Power Corp.	7.750%	10/1/08	2,700	2,801
Northern States Power Co.	5.250%	7/15/35	425	395
Northern States Power Co.	6.250%	6/1/36	3,075	3,290
Ohio Edison	6.400%	7/15/16	3,650	3,819
Ohio Power Co.	6.000%	6/1/16	2,975	3,057
Oncor Electric Delivery Co.	6.375%	5/1/12	2,600	2,672
Oncor Electric Delivery Co.	6.375%	1/15/15	3,425	3,519
Oncor Electric Delivery Co.	7.000%	9/1/22	100	107
Oncor Electric Delivery Co.	7.250%	1/15/33	4,475	5,032
PPL Energy Supply LLC	6.400%	11/1/11	12,350	12,803
PPL Energy Supply LLC	5.400%	8/15/14	1,000	983
PPL Energy Supply LLC	6.200%	5/15/16	3,750	3,868
PPL Energy Supply LLC	6.000%	12/15/36	2,500	2,395
PSE&G Power LLC	7.750%	4/15/11	575	623
PSE&G Power LLC	6.950%	6/1/12	6,050	6,408
PSE&G Power LLC	5.500%	12/1/15	400	392
PSE&G Power LLC	8.625%	4/15/31	650	840
PSI Energy Inc.	5.000%	9/15/13	200	193
PSI Energy Inc.	6.050%	6/15/16	425	438
PSI Energy Inc.	6.120%	10/15/35	1,400	1,405
PacifiCorp	6.900%	11/15/11	7,600	8,094
PacifiCorp	7.700%	11/15/31	1,250	1,552
PacifiCorp	5.250%	6/15/35	50	46
Pacific Gas&Electric Co.	3.600%	3/1/09	4,800	4,639
Pacific Gas&Electric Co.	4.200%	3/1/11	4,400	4,212
Pacific Gas&Electric Co.	4.800%	3/1/14	5,900	5,671
Pacific Gas&Electric Co.	6.050%	3/1/34	14,850	15,022
Pepco Holdings, Inc.	6.450%	8/15/12	6,800	7,038
Pepco Holdings, Inc.	7.450%	8/15/32	1,475	1,699
Progress Energy, Inc.	7.100%	3/1/11	6,686	7,126
Progress Energy, Inc.	6.850%	4/15/12	2,200	2,340
Progress Energy, Inc.	7.750%	3/1/31	1,800	2,177
Progress Energy, Inc.	7.000%	10/30/31	2,950	3,310
Public Service Co. of Colorado	4.375%	10/1/08	8,625	8,493
Public Service Co. of Colorado	7.875%	10/1/12	8,425	9,468
Public Service Co. of Colorado	5.500%	4/1/14	65	65
Puget Sound Energy Inc.	5.483%	6/1/35	950	864
Puget Sound Energy Inc.	6.274%	3/15/37	5,275	5,376
Reliant Energy Resources	7.750%	2/15/11	500	540
SCANA Corp.	6.875%	5/15/11	7,825	8,264
South Carolina Electric&Gas Co.	6.625%	2/1/32	2,750	3,062
South Carolina Electric&Gas Co.	5.300%	5/15/33	745	699
Southern California Edison Co.	5.000%	1/15/14	3,450	3,358
Southern California Edison Co.	4.650%	4/1/15	1,500	1,420
Southern California Edison Co.	5.000%	1/15/16	3,050	2,953
Southern California Edison Co.	6.000%	1/15/34	3,025	3,085
Southern California Edison Co.	5.750%	4/1/35	1,025	1,010
Southern California Edison Co.	5.350%	7/15/35	3,825	3,560
Southern California Edison Co.	5.625%	2/1/36	8,550	8,279
Southern California Edison Co.	5.550%	1/15/37	9,875	9,453
Southern Power Co.	6.250%	7/15/12	475	492
Southern Power Co.	4.875%	7/15/15	275	262
TXU Energy Co.	7.000%	3/15/13	1,900	1,996
Tampa Electric Co.	6.550%	5/15/36	3,675	3,898
Toledo Edison Co.	6.150%	5/15/37	400	394
Union Electric Co.	5.400%	2/1/16	3,950	3,853
Virginia Electric&Power Co.	5.400%	1/15/16	350	345
Virginia Electric&Power Co.	6.000%	1/15/36	5,175	5,166
Wisconsin Electric Power Co.	5.625%	5/15/33	1,175	1,159
Xcel Energy, Inc.	7.000%	12/1/10	700	739
Xcel Energy, Inc.	6.500%	7/1/36	3,600	3,789
Natural Gas (0.5%)
AGL Capital Corp.	7.125%	1/14/11	2,350	2,481
AGL Capital Corp.	6.000%	10/1/34	150	145
Atmos Energy Corp.	4.000%	10/15/09	5,175	4,979
Atmos Energy Corp.	4.950%	10/15/14	2,075	1,971
Boardwalk Pipelines LLC	5.500%	2/1/17	1,750	1,690
CenterPoint Energy Resources	7.875%	4/1/13	1,000	1,107
CenterPoint Energy Resources	6.150%	5/1/16	1,750	1,787
Consolidated Natural Gas	6.250%	11/1/11	9,225	9,549
Consolidated Natural Gas	5.000%	12/1/14	5,075	4,876
Consolidated Natural Gas	6.800%	12/15/27	2,000	2,171
Duke Energy Field Services	7.875%	8/16/10	4,600	4,947
Duke Energy Field Services	8.125%	8/16/30	225	277
Energy Transfer Partners LP	5.650%	8/1/12	4,550	4,567
Energy Transfer Partners LP	5.950%	2/1/15	3,175	3,195
Energy Transfer Partners LP	6.125%	2/15/17	1,425	1,444
Energy Transfer Partners LP	6.625%	10/15/36	1,875	1,930
* Enron Corp.	7.625%	9/10/04	2,000	665
* Enron Corp.	6.625%	11/15/05	1,375	457
* Enron Corp.	7.125%	5/15/07	8,646	2,875
* Enron Corp.	6.875%	10/15/07	8,500	2,826
* Enron Corp.	6.750%	8/1/09	6,445	2,143
Enterprise Products Operating LP	4.625%	10/15/09	500	490
Enterprise Products Operating LP	4.950%	6/1/10	4,850	4,769
Enterprise Products Operating LP	5.600%	10/15/14	3,950	3,874
Enterprise Products Operating LP	6.875%	3/1/33	1,775	1,864
Enterprise Products Operating LP	6.650%	10/15/34	150	154
* HNG Internorth	9.625%	3/15/06	4,680	1,556
KN Energy, Inc.	7.250%	3/1/28	1,975	1,910
KeySpan Corp.	7.625%	11/15/10	1,400	1,508
Kinder Morgan Energy Partners LP	6.750%	3/15/11	900	938
Kinder Morgan Energy Partners LP	7.125%	3/15/12	5,925	6,269
Kinder Morgan Energy Partners LP	5.000%	12/15/13	4,450	4,232
Kinder Morgan Energy Partners LP	5.125%	11/15/14	1,950	1,862
Kinder Morgan Energy Partners LP	7.300%	8/15/33	250	270
Kinder Morgan, Inc.	5.350%	1/5/11	225	220
Kinder Morgan, Inc.	6.500%	9/1/12	13,250	13,328
Kinder Morgan, Inc.	5.700%	1/5/16	725	669
Kinder Morgan, Inc.	6.400%	1/5/36	3,775	3,392
Magellan Midstream Partners, LP	5.650%	10/15/16	1,025	999
National Grid PLC	6.300%	8/1/16	9,150	9,495
ONEOK Inc.	5.200%	6/15/15	3,500	3,292
ONEOK Inc.	6.000%	6/15/35	2,800	2,555
ONEOK Partners, LP	5.900%	4/1/12	4,175	4,223
ONEOK Partners, LP	6.150%	10/1/16	5,350	5,424
ONEOK Partners, LP	6.650%	10/1/36	14,600	14,977
Panhandle Eastern Pipeline	4.800%	8/15/08	450	444
4 Plains All American Pipeline LP	6.650%	1/15/37	600	610
San Diego Gas&Electric	5.300%	11/15/15	2,525	2,488
San Diego Gas&Electric	5.350%	5/15/35	950	904
Sempra Energy	7.950%	3/1/10	1,075	1,155
Southern California Gas Co.	5.750%	11/15/35	1,000	1,002
Southern Union Co.	7.600%	2/1/24	1,000	1,038
Texas Eastern Transmission	7.000%	7/15/32	300	334
Texas Gas Transmission	4.600%	6/1/15	3,650	3,359
Trans-Canada Pipelines	4.000%	6/15/13	3,725	3,427
Trans-Canada Pipelines	5.600%	3/31/34	4,255	4,025
Trans-Canada Pipelines	5.850%	3/15/36	3,150	3,063
* 4 Yosemite Security Trust	8.250%	11/15/04	31,685	24,001

				758,606

Total Corporate Bonds (Cost $11,017,885)				11,002,745

Sovereign Bonds (U.S. Dollar-Denominated) (2.5%)

African Development Bank	3.250%	8/1/08	7,050	6,871
Asian Development Bank	4.125%	9/15/10	500	487
Asian Development Bank	5.593%	7/16/18	2,100	2,167
Bayerische Landesbank	2.875%	10/15/08	5,100	4,897
Canadian Government	5.250%	11/5/08	2,175	2,189
Canadian Mortgage&Housing	2.950%	6/2/08	1,000	973
Canadian Mortgage&Housing	4.800%	10/1/10	1,400	1,390
China Development Bank	4.750%	10/8/14	4,425	4,244
China Development Bank	5.000%	10/15/15	1,800	1,745
Corp. Andina de Fomento	5.200%	5/21/13	4,575	4,496
Development Bank of Japan	4.250%	6/9/15	2,500	2,359
Eksportfinans	4.750%	12/15/08	12,875	12,790
Eksportfinans	5.500%	5/25/16	18,150	18,699
European Investment Bank	3.500%	3/14/08	19,450	19,126
European Investment Bank	3.875%	8/15/08	24,375	23,994
European Investment Bank	4.000%	3/3/10	3,725	3,618
European Investment Bank	4.125%	9/15/10	1,650	1,602
European Investment Bank	5.250%	6/15/11	17,750	17,928
European Investment Bank	4.625%	5/15/14	42,900	41,813
European Investment Bank	4.875%	2/16/16	625	616
Export-Import Bank of Korea	4.500%	8/12/09	3,900	3,820
Export-Import Bank of Korea	4.625%	3/16/10	1,950	1,906
Export-Import Bank of Korea	5.125%	3/16/15	1,075	1,044
Federation of Malaysia	8.750%	6/1/09	6,500	7,012
Federation of Malaysia	7.500%	7/15/11	11,725	12,736
Financement Quebec	5.000%	10/25/12	4,450	4,415
Hellenic Republic	6.950%	3/4/08	5,600	5,712
Instituto de Credito Oficial	6.000%	5/19/08	5,725	5,810
Inter-American Development Bank	5.750%	2/26/08	11,250	11,338
Inter-American Development Bank	5.375%	11/18/08	5,800	5,863
Inter-American Development Bank	5.625%	4/16/09	19,100	19,372
Inter-American Development Bank	8.500%	3/15/11	2,240	2,524
Inter-American Development Bank	4.375%	9/20/12	3,840	3,709
Inter-American Development Bank	4.250%	9/14/15	1,900	1,794
Inter-American Development Bank	5.125%	9/13/16	300	301
Inter-American Development Bank	7.000%	6/15/25	3,625	4,339
International Bank for Reconstruction&Development	4.125%	6/24/09	1,725	1,694
International Bank for Reconstruction&Development	4.125%	8/12/09	600	589
International Bank for Reconstruction&Development	5.000%	4/1/16	625	620
International Bank for Reconstruction&Development	7.625%	1/19/23	4,200	5,266
International Bank for Reconstruction&Development	8.875%	3/1/26	1,050	1,493
International Bank for Reconstruction&Development	4.750%	2/15/35	775	723
International Finance Corp.	3.000%	4/15/08	10,475	10,210
Japan Bank International	4.750%	5/25/11	1,775	1,750
Japan Finance Corp.	5.875%	3/14/11	1,025	1,055
Japan Finance Corp.	4.625%	4/21/15	8,400	8,190
KFW International Finance Inc.	4.875%	10/19/09	11,000	10,963
Korea Development Bank	3.875%	3/2/09	1,975	1,920
Korea Development Bank	4.750%	7/20/09	9,375	9,262
Korea Development Bank	4.625%	9/16/10	2,675	2,610
Korea Development Bank	5.750%	9/10/13	9,815	9,999
Korea Electric Power	7.750%	4/1/13	7,500	8,444
Kreditanstalt fur Wiederaufbau	3.750%	1/24/08	8,400	8,285
Kreditanstalt fur Wiederaufbau	4.625%	11/17/08	25,600	25,429
Kreditanstalt fur Wiederaufbau	5.250%	5/19/09	25,500	25,639
Kreditanstalt fur Wiederaufbau	4.250%	6/15/10	11,800	11,525
Kreditanstalt fur Wiederaufbau	4.125%	10/15/14	1,725	1,627
Kreditanstalt fur Wiederaufbau	5.125%	3/14/16	6,760	6,816
Landeskreditbank Baden-Wuerttemberg - Foerderbank	4.250%	9/15/10	1,925	1,876
Landwirtschaftliche Rentenbank	3.250%	6/16/08	4,675	4,556
Landwirtschaftliche Rentenbank	4.125%	7/15/08	850	837
Landwirtschaftliche Rentenbank	3.875%	9/4/08	8,325	8,157
Landwirtschaftliche Rentenbank	3.875%	3/15/10	750	725
Landwirtschaftliche Rentenbank	5.250%	7/15/11	2,925	2,944
Landwirtschaftliche Rentenbank	4.875%	11/16/15	3,125	3,062
Nordic Investment Bank	3.125%	4/24/08	5,275	5,147
Nordic Investment Bank	2.875%	6/15/09	850	797
Nordic Investment Bank	3.875%	6/15/10	500	482
Oesterreichische Kontrollbank	2.375%	6/16/08	800	770
Oesterreichische Kontrollbank	4.250%	10/6/10	400	391
Ontario Hydro Electric	6.100%	1/30/08	650	657
Ontario Hydro Electric	7.450%	3/31/13	3,400	3,819
Pemex Project Funding Master Trust	8.500%	2/15/08	3,900	4,025
Pemex Project Funding Master Trust	6.125%	8/15/08	5,650	5,704
Pemex Project Funding Master Trust	7.875%	2/1/09	19,780	20,710
Pemex Project Funding Master Trust	9.125%	10/13/10	1,845	2,073
Pemex Project Funding Master Trust	8.000%	11/15/11	7,525	8,308
Pemex Project Funding Master Trust	7.375%	12/15/14	385	425
Pemex Project Funding Master Trust	5.750%	12/15/15	7,675	7,648
Pemex Project Funding Master Trust	8.625%	2/1/22	8,355	10,331
Pemex Project Funding Master Trust	6.625%	6/15/35	7,650	7,834
People's Republic of China	7.300%	12/15/08	2,325	2,412
People's Republic of China	4.750%	10/29/13	2,125	2,085
Petrobras International Finance	9.750%	7/6/11	1,575	1,860
Province of British Columbia	5.375%	10/29/08	5,900	5,942
Province of Manitoba	7.500%	2/22/10	5,075	5,424
Province of Nova Scotia	5.750%	2/27/12	1,975	2,027
Province of Ontario	5.500%	10/1/08	30,575	30,788
^Province of Ontario	3.625%	10/21/09	2,000	1,927
Province of Ontario	5.000%	10/18/11	12,900	12,855
Province of Ontario	4.750%	1/19/16	2,650	2,580
Province of Ontario	5.450%	4/27/16	4,100	4,199
Province of Quebec	5.000%	7/17/09	23,945	23,854
Province of Quebec	6.125%	1/22/11	6,760	6,995
Province of Quebec	4.600%	5/26/15	3,575	3,419
Province of Quebec	5.125%	11/14/16	7,250	7,180
Province of Quebec	7.125%	2/9/24	1,230	1,461
Province of Quebec	7.500%	9/15/29	7,305	9,227
Province of Saskatchewan	7.375%	7/15/13	1,600	1,796
Quebec Hydro Electric	6.300%	5/11/11	16,350	16,874
Quebec Hydro Electric	8.000%	2/1/13	5,200	5,931
Quebec Hydro Electric	7.500%	4/1/16	1,825	2,102
Quebec Hydro Electric	8.400%	1/15/22	950	1,242
Quebec Hydro Electric	8.050%	7/7/24	3,100	4,026
Quebec Hydro Electric	8.500%	12/1/29	500	695
Region of Lombardy, Italy	5.804%	10/25/32	3,275	3,315
Republic of Chile	7.125%	1/11/12	2,675	2,904
Republic of Chile	5.500%	1/15/13	1,865	1,894
Republic of Hungary	4.750%	2/3/15	10,950	10,378
Republic of Italy	3.750%	12/14/07	7,950	7,862
Republic of Italy	4.000%	6/16/08	1,850	1,824
Republic of Italy	3.250%	5/15/09	6,625	6,371
Republic of Italy	6.000%	2/22/11	14,025	14,461
Republic of Italy	5.625%	6/15/12	32,425	33,089
Republic of Italy	4.500%	1/21/15	9,500	9,251
Republic of Italy	4.750%	1/25/16	4,250	4,119
Republic of Italy	5.250%	9/20/16	5,550	5,580
Republic of Italy	6.875%	9/27/23	8,850	10,274
Republic of Italy	5.375%	6/15/33	15,275	14,985
Republic of Korea	8.875%	4/15/08	11,000	11,456
^Republic of Korea	4.250%	6/1/13	14,275	13,436
Republic of Korea	5.625%	11/3/25	1,750	1,748
Republic of Poland	6.250%	7/3/12	5,550	5,814
Republic of Poland	5.250%	1/15/14	770	774
Republic of Poland	5.000%	10/19/15	3,625	3,555
Republic of South Africa	7.375%	4/25/12	14,575	15,723
Republic of South Africa	6.500%	6/2/14	1,025	1,075
Republic of South Africa	8.500%	6/23/17	850	1,030
State of Israel	4.625%	6/15/13	1,700	1,625
State of Israel	5.500%	11/9/16	9,000	8,993
Swedish Export Credit Corp.	4.125%	10/15/08	7,800	7,683
Swedish Export Credit Corp.	4.000%	6/15/10	2,775	2,681
4Tenaga Nasional	7.500%	1/15/96	5,000	5,503
United Mexican States	10.375%	2/17/09	8,315	9,171
United Mexican States	9.875%	2/1/10	3,055	3,460
United Mexican States	8.375%	1/14/11	10,142	11,293
United Mexican States	7.500%	1/14/12	5,597	6,143
United Mexican States	6.375%	1/16/13	5,231	5,511
United Mexican States	5.875%	1/15/14	8,075	8,277
United Mexican States	6.625%	3/3/15	2,711	2,914
United Mexican States	11.375%	9/15/16	6,000	8,640
United Mexican States	5.625%	1/15/17	36,125	36,197
United Mexican States	8.125%	12/30/19	12,150	14,853
United Mexican States	8.000%	9/24/22	800	979
United Mexican States	8.300%	8/15/31	18,780	24,170
United Mexican States	7.500%	4/8/33	3,375	3,986
United Mexican States	6.750%	9/27/34	11,325	12,288

Total Sovereign Bonds (Cost $1,026,940)				1,031,272

Taxable Municipal Bonds (0.2%)

Illinois (Taxable Pension) GO	4.950%	6/1/23	4,600	4,400
Illinois (Taxable Pension) GO	5.100%	6/1/33	37,750	36,135
Kansas Dev. Finance Auth. Rev. (Public Employee Retirement System)	5.501%	5/1/34	5,500	5,514
New Jersey Econ. Dev. Auth. State Pension Rev	7.425%	2/15/29	4,150	5,122
New Jersey Turnpike Auth. Rev	4.252%	1/1/16	190	178
New Jersey Turnpike Auth. Rev	4.252%	1/1/16	3,485	3,287
Oregon (Taxable Pension) GO	5.762%	6/1/23	2,375	2,475
Oregon (Taxable Pension) GO	5.892%	6/1/27	3,250	3,403
Oregon School Board Assn	4.759%	6/30/28	2,475	2,274
Oregon School Board Assn	5.528%	6/30/28	1,475	1,482
Wisconsin Public Service Rev	4.800%	5/1/13	3,025	2,965
Wisconsin Public Service Rev	5.700%	5/1/26	3,425	3,545

Total Taxable Municipal Bonds (Cost $68,943)				70,780

	Shares

Temporary Cash Investments (0.7%)

5Vanguard Market Liquidity Fund, 5.294%	256,076,537	256,077
5Vanguard Market Liquidity Fund, 5.294%	5,840,000	5,840

Total Temporary Cash Investments (Cost $261,917)		261,917

Total Investments (100.3%)
(Cost $40,754,610)		40,687,969

Other Assets and Liabilities—Net (-0.3%)		(129,749)

Net Assets (100%)		40,558,220

* Non-income-producing ecurity--security in default.
^ Part of security position is on loan to broker-dealers.
1 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
2 The average or expected maturity is shorter than the final maturity shown due to the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Adjustable-rate note.
4 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, the aggregate value of these securities was $145,595,000, representing 0.36% of net assets.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO - General Obligation Bond.

Vanguard Short-Term Bond Index Fund
Schedule of Investments
December 31, 2006

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government and Agency Obligations (68.4%)

U.S. Government Securities (43.6%)
U.S. Treasury Bond	13.250%	5/15/14	35,000	41,585
U.S. Treasury Note	4.375%	12/31/07	127,225	126,450
U.S. Treasury Note	4.375%	1/31/08	50,100	49,763
U.S. Treasury Note	3.000%	2/15/08	80,325	78,593
U.S. Treasury Note	3.375%	2/15/08	84,000	82,530
U.S. Treasury Note	4.625%	2/29/08	53,925	53,689
U.S. Treasury Note	4.625%	3/31/08	8,500	8,464
U.S. Treasury Note	4.875%	4/30/08	24,175	24,152
U.S. Treasury Note	2.625%	5/15/08	87,075	84,477
U.S. Treasury Note	3.750%	5/15/08	2,875	2,831
U.S. Treasury Note	5.625%	5/15/08	65,700	66,295
U.S. Treasury Note	4.875%	5/31/08	77,925	77,877
U.S. Treasury Note	5.125%	6/30/08	53,150	53,308
U.S. Treasury Note	5.000%	7/31/08	16,000	16,025
U.S. Treasury Note	4.875%	8/31/08	103,075	103,059
U.S. Treasury Note	3.125%	9/15/08	1,000	972
U.S. Treasury Note	4.625%	9/30/08	27,275	27,168
U.S. Treasury Note	3.125%	10/15/08	9,275	9,007
U.S. Treasury Note	4.875%	10/31/08	21,700	21,710
U.S. Treasury Note	3.375%	11/15/08	22,750	22,167
U.S. Treasury Note	4.375%	11/15/08	7,250	7,191
U.S. Treasury Note	3.000%	2/15/09	16,725	16,124
U.S. Treasury Note	4.500%	2/15/09	139,725	138,874
U.S. Treasury Note	3.125%	4/15/09	18,725	18,061
U.S. Treasury Note	3.875%	5/15/09	19,103	18,727
U.S. Treasury Note	4.875%	5/15/09	14,325	14,356
U.S. Treasury Note	4.000%	6/15/09	2,675	2,629
U.S. Treasury Note	3.625%	7/15/09	8,375	8,154
U.S. Treasury Note	3.500%	8/15/09	3,775	3,661
U.S. Treasury Note	4.875%	8/15/09	7,925	7,949
U.S. Treasury Note	6.000%	8/15/09	35,525	36,596
U.S. Treasury Note	3.375%	10/15/09	54,915	52,984
U.S. Treasury Note	3.500%	11/15/09	1,325	1,281
U.S. Treasury Note	3.625%	1/15/10	3,525	3,416
U.S. Treasury Note	3.500%	2/15/10	81,850	78,972
U.S. Treasury Note	6.500%	2/15/10	49,575	52,077
U.S. Treasury Note	4.000%	3/15/10	57,500	56,287
U.S. Treasury Note	4.000%	4/15/10	33,175	32,460
U.S. Treasury Note	3.875%	5/15/10	26,125	25,456
U.S. Treasury Note	4.125%	8/15/10	91,825	90,075
U.S. Treasury Note	3.875%	9/15/10	5,700	5,541
U.S. Treasury Note	4.250%	10/15/10	141,575	139,385
U.S. Treasury Note	4.500%	11/15/10	300	298
U.S. Treasury Note	4.375%	12/15/10	9,730	9,618
U.S. Treasury Note	4.250%	1/15/11	57,675	56,720
U.S. Treasury Note	4.500%	2/28/11	50,875	50,493
U.S. Treasury Note	4.750%	3/31/11	77,250	77,371
U.S. Treasury Note	4.875%	4/30/11	140,900	141,803
U.S. Treasury Note	4.875%	5/31/11	125	126
U.S. Treasury Note	5.125%	6/30/11	26,275	26,719
U.S. Treasury Note	4.875%	7/31/11	19,925	20,065
U.S. Treasury Note	4.500%	9/30/11	9,900	9,813
U.S. Treasury Note	4.625%	10/31/11	32,000	31,880
U.S. Treasury Note	4.875%	2/15/12	200	202
U.S. Treasury Note	4.375%	8/15/12	23,300	22,965
U.S. Treasury Note	4.000%	11/15/12	88,500	85,444

				2,293,895

Agency Bonds and Notes (24.8%)
1Federal Farm Credit Bank	3.000%	12/17/07	13,825	13,540
1Federal Farm Credit Bank	3.000%	4/15/08	5,000	4,864
1Federal Farm Credit Bank	3.375%	7/15/08	4,475	4,358
1Federal Farm Credit Bank	4.125%	4/15/09	2,625	2,573
1Federal Farm Credit Bank	4.125%	7/17/09	10,000	9,805
1Federal Farm Credit Bank	5.000%	10/23/09	3,000	3,001
1Federal Farm Credit Bank	5.375%	7/18/11	2,100	2,135
1Federal Home Loan Bank	4.625%	1/18/08	53,600	53,303
1Federal Home Loan Bank	4.850%	2/6/08	54,500	54,300
1Federal Home Loan Bank	4.625%	2/8/08	7,500	7,450
1Federal Home Loan Bank	3.375%	2/15/08	7,500	7,352
1Federal Home Loan Bank	4.750%	3/14/08	23,000	22,886
1Federal Home Loan Bank	5.125%	4/16/08	3,275	3,274
1Federal Home Loan Bank	4.125%	4/18/08	16,725	16,513
1Federal Home Loan Bank	5.125%	6/13/08	22,775	22,784
1Federal Home Loan Bank	5.125%	6/18/08	30,925	30,933
1Federal Home Loan Bank	2.625%	7/15/08	35,000	33,743
1Federal Home Loan Bank	5.800%	9/2/08	16,000	16,179
1Federal Home Loan Bank	3.000%	4/15/09	10,000	9,579
1Federal Home Loan Bank	5.375%	7/17/09	41,650	42,017
1Federal Home Loan Bank	5.000%	9/18/09	10,000	10,009
1Federal Home Loan Bank	5.000%	12/11/09	4,625	4,625
1Federal Home Loan Bank	3.875%	1/15/10	13,375	12,988
1Federal Home Loan Bank	4.375%	3/17/10	22,025	21,639
1Federal Home Loan Bank	5.250%	6/11/10	5,000	5,033
1Federal Home Loan Bank	4.500%	6/22/10	10,000	9,820
1Federal Home Loan Bank	5.375%	8/19/11	16,000	16,266
1Federal Home Loan Bank	4.875%	11/18/11	29,600	29,456
1Federal Home Loan Mortgage Corp.	5.750%	4/15/08	25,500	25,681
1Federal Home Loan Mortgage Corp.	3.875%	6/15/08	38,500	37,844
1Federal Home Loan Mortgage Corp.	5.000%	9/16/08	42,050	42,016
1Federal Home Loan Mortgage Corp.	5.125%	10/15/08	37,450	37,492
1Federal Home Loan Mortgage Corp.	4.625%	12/19/08	5,000	4,963
1Federal Home Loan Mortgage Corp.	4.875%	2/17/09	40,000	39,902
1Federal Home Loan Mortgage Corp.	5.250%	5/21/09	49,500	49,767
1Federal Home Loan Mortgage Corp.	4.250%	7/15/09	24,000	23,592
1Federal Home Loan Mortgage Corp.	6.625%	9/15/09	30,000	31,223
1Federal Home Loan Mortgage Corp.	4.125%	7/12/10	42,000	40,889
1Federal Home Loan Mortgage Corp.	4.750%	1/18/11	12,000	11,910
1Federal Home Loan Mortgage Corp.	5.625%	3/15/11	5,000	5,125
1Federal Home Loan Mortgage Corp.	5.125%	4/18/11	6,000	6,038
1Federal Home Loan Mortgage Corp.	6.000%	6/15/11	12,500	13,010
1Federal Home Loan Mortgage Corp.	5.250%	7/18/11	12,500	12,642
1Federal National Mortgage Assn	5.750%	2/15/08	10,625	10,691
1Federal National Mortgage Assn	4.875%	4/10/08	64,100	63,846
1Federal National Mortgage Assn	6.000%	5/15/08	58,075	58,735
1Federal National Mortgage Assn	3.875%	7/15/08	10,000	9,820
1Federal National Mortgage Assn	4.500%	10/15/08	33,725	33,413
1Federal National Mortgage Assn	3.375%	12/15/08	16,325	15,827
1Federal National Mortgage Assn	5.250%	1/15/09	25,375	25,494
1Federal National Mortgage Assn	3.250%	2/15/09	7,500	7,235
1Federal National Mortgage Assn	4.875%	4/15/09	3,000	2,992
1Federal National Mortgage Assn	6.375%	6/15/09	28,500	29,466
1Federal National Mortgage Assn	6.625%	9/15/09	56,000	58,296
1Federal National Mortgage Assn	7.250%	1/15/10	52,000	55,270
1Federal National Mortgage Assn	6.625%	11/15/10	31,000	32,794
1Federal National Mortgage Assn	4.500%	2/15/11	12,500	12,289
1Federal National Mortgage Assn	5.125%	4/15/11	6,000	6,036
1Federal National Mortgage Assn	6.000%	5/15/11	17,500	18,194
1Tennessee Valley Auth	5.375%	11/13/08	11,003	11,062

				1,303,979

Total U.S. Government and Agency Obligations
(Cost $3,615,284)				3,597,874

Corporate Bonds (25.1%)

Asset-Backed/Commercial Mortgage-Backed Securities (0.6%)
2 Countrywide Home Loans	4.046%	5/25/33	693	682
2 DaimlerChrysler Auto Trust	5.330%	8/8/10	5,400	5,409
2 Honda Auto Receivables Owner Trust	5.300%	7/21/10	7,850	7,921
2 Salomon Brothers Mortgage Securities VII	4.117%	9/25/33	4,355	4,324
2 USAA Auto Owner Trust	5.360%	2/15/11	7,850	7,885
2 Wachovia Auto Owner Trust	4.790%	4/20/10	4,400	4,381

				30,602

Finance (12.9%)
Banking (5.7%)
Associates Corp. of North America	6.250%	11/1/08	8,000	8,142
Bank of America Corp.	3.375%	2/17/09	500	483
Bank of America Corp.	4.250%	10/1/10	1,550	1,505
Bank of America Corp.	4.375%	12/1/10	8,625	8,398
Bank of America Corp.	5.375%	8/15/11	1,850	1,865
Bank of New York Co., Inc.	3.750%	2/15/08	3,250	3,200
Bank of New York Co., Inc.	4.950%	1/14/11	2,825	2,802
Bank of Tokyo-Mitsubishi	8.400%	4/15/10	5,250	5,731
Bank One Corp.	2.625%	6/30/08	3,600	3,470
Bank One Corp.	6.000%	8/1/08	1,500	1,519
Bank One Corp.	6.000%	2/17/09	5,000	5,082
Bank One Corp.	5.900%	11/15/11	1,500	1,542
BankAmerica Corp.	5.875%	2/15/09	3,500	3,556
BankBoston NA	6.375%	3/25/08	2,500	2,530
BB&T Corp.	6.500%	8/1/11	1,250	1,314
Charter One Bank N.A	5.500%	4/26/11	1,850	1,869
Citicorp	6.375%	11/15/08	4,475	4,568
Citigroup, Inc.	6.500%	2/15/08	6,300	6,382
Citigroup, Inc.	3.625%	2/9/09	6,325	6,145
Citigroup, Inc.	4.250%	7/29/09	6,245	6,117
Citigroup, Inc.	4.625%	8/3/10	1,900	1,870
Citigroup, Inc.	6.500%	1/18/11	3,000	3,143
Citigroup, Inc.	5.100%	9/29/11	5,405	5,388
Credit Suisse First Boston USA, Inc.	4.625%	1/15/08	6,125	6,088
Credit Suisse First Boston USA, Inc.	3.875%	1/15/09	3,500	3,420
Credit Suisse First Boston USA, Inc.	4.700%	6/1/09	5,500	5,463
Credit Suisse First Boston USA, Inc.	4.875%	8/15/10	925	917
Credit Suisse First Boston USA, Inc.	5.250%	3/2/11	1,000	1,003
Credit Suisse First Boston USA, Inc.	6.125%	11/15/11	4,500	4,676
Depfa Bank	3.625%	10/29/08	2,000	1,940
Deutsche Bank Financial, Inc.	7.500%	4/25/09	1,500	1,577
Fifth Third Bank	3.375%	8/15/08	3,100	3,012
Fifth Third Bank	4.200%	2/23/10	1,000	973
FirstStar Bank	7.125%	12/1/09	2,000	2,107
Fleet Boston Financial Corp.	3.850%	2/15/08	3,700	3,643
HSBC Bank USA	3.875%	9/15/09	6,000	5,818
J.P. Morgan, Inc.	6.000%	1/15/09	1,625	1,652
JPMorgan Chase&Co.	3.700%	1/15/08	1,000	985
JPMorgan Chase&Co.	4.000%	2/1/08	1,770	1,748
JPMorgan Chase&Co.	3.625%	5/1/08	3,000	2,940
JPMorgan Chase&Co.	3.500%	3/15/09	10,250	9,912
JPMorgan Chase&Co.	6.750%	2/1/11	4,950	5,220
Key Bank NA	7.000%	2/1/11	975	1,037
KeyCorp	4.700%	5/21/09	2,000	1,980
Marshall&Ilsley Bank	4.500%	8/25/08	500	494
Marshall&Ilsley Corp.	4.375%	8/1/09	1,350	1,326
MBNA America Bank NA	5.375%	1/15/08	3,750	3,755
MBNA America Bank NA	4.625%	8/3/09	2,250	2,223
Mellon Financial Co.	6.375%	2/15/10	1,000	1,034
Mellon Funding Corp.	6.700%	3/1/08	1,000	1,016
Mellon Funding Corp.	3.250%	4/1/09	3,000	2,882
National Australia Bank	8.600%	5/19/10	2,000	2,206
National City Bank	4.150%	8/1/09	2,550	2,488
National City Bank	4.500%	3/15/10	600	587
National City Corp.	3.200%	4/1/08	500	488
National Westminster Bank PLC	7.375%	10/1/09	4,000	4,217
PNC Funding Corp.	4.200%	3/10/08	1,250	1,235
PNC Funding Corp.	7.500%	11/1/09	1,875	1,989
Popular North America, Inc.	4.250%	4/1/08	2,000	1,972
Regions Financial Corp.	4.500%	8/8/08	3,400	3,372
Regions Financial Corp.	7.000%	3/1/11	1,500	1,594
Republic New York Corp.	7.750%	5/15/09	2,400	2,535
Royal Bank of Canada	4.125%	1/26/10	4,200	4,086
Royal Bank of Canada	5.650%	7/20/11	750	766
Royal Bank of Scotland Group PLC	6.375%	2/1/11	1,500	1,564
Santander Central Hispano Issuances	7.625%	11/3/09	5,000	5,311
Santander Central Hispano Issuances	7.625%	9/14/10	1,650	1,780
Sanwa Bank Ltd.	8.350%	7/15/09	3,000	3,200
Sanwa Bank Ltd.	7.400%	6/15/11	2,350	2,541
3Sovereign Bancorp, Inc.	4.800%	9/1/10	2,600	2,541
Sumitomo Bank International Finance NV	8.500%	6/15/09	6,025	6,449
SunTrust Banks, Inc.	6.250%	6/1/08	2,250	2,282
SunTrust Banks, Inc.	6.375%	4/1/11	4,500	4,698
The Chase Manhattan Corp.	6.375%	4/1/08	1,950	1,975
US Bancorp	3.125%	3/15/08	1,325	1,294
US Bank NA	4.125%	3/17/08	3,000	2,963
US Bank NA	4.400%	8/15/08	450	445
US Bank NA	6.375%	8/1/11	6,300	6,599
Wachovia Bank NA	4.375%	8/15/08	750	739
Wachovia Corp.	3.500%	8/15/08	2,000	1,949
Wachovia Corp.	3.625%	2/17/09	10,175	9,876
Wachovia Corp.	4.375%	6/1/10	2,625	2,566
Wachovia Corp.	7.800%	8/18/10	2,000	2,170
Wachovia Corp.	5.300%	10/15/11	1,125	1,128
Washington Mutual Bank	6.875%	6/15/11	1,975	2,089
Washington Mutual, Inc.	4.000%	1/15/09	6,000	5,861
Washington Mutual, Inc.	4.200%	1/15/10	400	388
Washington Mutual, Inc.	8.250%	4/1/10	1,500	1,619
Wells Fargo&Co.	5.250%	12/1/07	2,000	1,993
Wells Fargo&Co.	4.125%	3/10/08	11,550	11,415
Wells Fargo&Co.	3.125%	4/1/09	2,220	2,133
Wells Fargo&Co.	4.200%	1/15/10	7,680	7,475
Wells Fargo&Co.	4.625%	8/9/10	2,100	2,067
Wells Fargo&Co.	4.875%	1/12/11	2,225	2,203
Wells Fargo&Co.	6.375%	8/1/11	1,500	1,570
Wells Fargo&Co.	5.300%	8/26/11	2,625	2,644
World Savings Bank, FSB	4.125%	3/10/08	1,550	1,530
World Savings Bank, FSB	4.125%	12/15/09	2,000	1,946
Brokerage (2.2%)
Ameriprise Financial Inc.	5.350%	11/15/10	2,150	2,158
Bear Stearns Co., Inc.	4.000%	1/31/08	1,750	1,726
Bear Stearns Co., Inc.	2.875%	7/2/08	3,000	2,901
Bear Stearns Co., Inc.	7.625%	12/7/09	1,000	1,066
Bear Stearns Co., Inc.	4.550%	6/23/10	1,650	1,617
Bear Stearns Co., Inc.	4.500%	10/28/10	900	880
Bear Stearns Co., Inc.	5.500%	8/15/11	3,500	3,542
Goldman Sachs Group, Inc.	4.125%	1/15/08	1,750	1,728
Goldman Sachs Group, Inc.	3.875%	1/15/09	3,325	3,249
Goldman Sachs Group, Inc.	6.650%	5/15/09	5,300	5,480
Goldman Sachs Group, Inc.	7.350%	10/1/09	1,500	1,584
Goldman Sachs Group, Inc.	4.500%	6/15/10	13,440	13,169
Goldman Sachs Group, Inc.	5.000%	1/15/11	800	796
Janus Capital Group	5.875%	9/15/11	850	856
Lehman Brothers Holdings, Inc.	4.000%	1/22/08	2,500	2,470
Lehman Brothers Holdings, Inc.	7.000%	2/1/08	2,500	2,543
Lehman Brothers Holdings, Inc.	3.500%	8/7/08	5,175	5,045
Lehman Brothers Holdings, Inc.	3.600%	3/13/09	2,200	2,131
Lehman Brothers Holdings, Inc.	3.950%	11/10/09	5,200	5,042
Lehman Brothers Holdings, Inc.	4.250%	1/27/10	725	707
Lehman Brothers Holdings, Inc.	4.500%	7/26/10	1,450	1,419
Lehman Brothers Holdings, Inc.	7.875%	8/15/10	2,000	2,176
Lehman Brothers Holdings, Inc.	5.000%	1/14/11	3,150	3,132
Merrill Lynch&Co., Inc.	3.700%	4/21/08	1,000	981
Merrill Lynch&Co., Inc.	3.125%	7/15/08	2,650	2,572
Merrill Lynch&Co., Inc.	4.831%	10/27/08	1,000	992
Merrill Lynch&Co., Inc.	4.125%	1/15/09	2,875	2,823
Merrill Lynch&Co., Inc.	6.000%	2/17/09	5,500	5,596
Merrill Lynch&Co., Inc.	4.250%	2/8/10	1,000	974
Merrill Lynch&Co., Inc.	4.790%	8/4/10	2,105	2,081
Merrill Lynch&Co., Inc.	4.500%	11/4/10	5,500	5,378
Merrill Lynch&Co., Inc.	5.770%	7/25/11	1,500	1,533
Morgan Stanley Dean Witter	3.625%	4/1/08	5,200	5,103
Morgan Stanley Dean Witter	3.875%	1/15/09	5,025	4,906
Morgan Stanley Dean Witter	4.250%	5/15/10	4,875	4,740
Morgan Stanley Dean Witter	5.050%	1/21/11	4,750	4,729
Morgan Stanley Dean Witter	6.750%	4/15/11	5,450	5,767
Finance Companies (3.6%)
American Express Centurion Bank	4.375%	7/30/09	1,625	1,595
American Express Co.	4.750%	6/17/09	1,525	1,511
American Express Credit Corp.	3.000%	5/16/08	3,300	3,210
American General Finance Corp.	3.875%	10/1/09	6,550	6,324
American General Finance Corp.	4.625%	9/1/10	1,000	978
American General Finance Corp.	5.625%	8/17/11	2,100	2,121
American General Finance Corp.	5.850%	6/1/13	2,325	2,378
Capital One Bank	4.875%	5/15/08	1,750	1,741
Capital One Bank	4.250%	12/1/08	2,500	2,456
Capital One Bank	5.000%	6/15/09	925	920
Capital One Bank	5.750%	9/15/10	1,000	1,017
Capital One Financial	5.700%	9/15/11	1,200	1,218
CIT Group Co. of Canada	4.650%	7/1/10	2,350	2,298
CIT Group Co. of Canada	5.600%	11/2/11	775	782
CIT Group, Inc.	5.000%	11/24/08	1,775	1,767
CIT Group, Inc.	4.250%	2/1/10	2,925	2,841
CIT Group, Inc.	5.200%	11/3/10	5,500	5,476
CIT Group, Inc.	4.750%	12/15/10	1,500	1,469
CIT Group, Inc.	5.600%	4/27/11	1,150	1,156
Countrywide Home Loan	3.250%	5/21/08	4,500	4,379
Countrywide Home Loan	6.250%	4/15/09	3,500	3,568
Countrywide Home Loan	4.125%	9/15/09	1,925	1,870
Countrywide Home Loan	4.000%	3/22/11	3,350	3,181
General Electric Capital Corp.	4.250%	1/15/08	8,275	8,190
General Electric Capital Corp.	3.500%	5/1/08	13,900	13,585
General Electric Capital Corp.	3.600%	10/15/08	2,050	1,994
General Electric Capital Corp.	3.125%	4/1/09	1,200	1,150
General Electric Capital Corp.	3.250%	6/15/09	1,075	1,030
General Electric Capital Corp.	4.125%	9/1/09	2,450	2,389
General Electric Capital Corp.	5.250%	10/27/09	2,625	2,636
General Electric Capital Corp.	7.375%	1/19/10	10,525	11,167
General Electric Capital Corp.	4.875%	10/21/10	650	644
General Electric Capital Corp.	6.125%	2/22/11	4,200	4,348
General Electric Capital Corp.	5.500%	4/28/11	1,550	1,569
General Electric Capital Corp.	4.375%	11/21/11	2,325	2,246
Heller Financial, Inc.	7.375%	11/1/09	3,200	3,384
HSBC Finance Corp.	4.625%	1/15/08	1,375	1,365
HSBC Finance Corp.	4.125%	3/11/08	12,175	12,022
HSBC Finance Corp.	6.400%	6/17/08	3,600	3,658
HSBC Finance Corp.	4.125%	12/15/08	6,225	6,101
HSBC Finance Corp.	5.875%	2/1/09	2,000	2,027
HSBC Finance Corp.	4.750%	5/15/09	5,275	5,227
HSBC Finance Corp.	4.125%	11/16/09	1,225	1,192
HSBC Finance Corp.	4.625%	9/15/10	2,600	2,554
HSBC Finance Corp.	5.250%	1/14/11	1,725	1,725
HSBC Finance Corp.	5.700%	6/1/11	2,075	2,111
HSBC Finance Corp.	6.375%	10/15/11	3,000	3,139
International Lease Finance Corp.	4.500%	5/1/08	1,000	990
International Lease Finance Corp.	6.375%	3/15/09	500	512
International Lease Finance Corp.	3.500%	4/1/09	2,025	1,950
International Lease Finance Corp.	5.125%	11/1/10	3,300	3,277
International Lease Finance Corp.	5.450%	3/24/11	975	981
International Lease Finance Corp.	5.750%	6/15/11	6,250	6,349
iStar Financial Inc.	4.875%	1/15/09	1,000	989
iStar Financial Inc.	6.000%	12/15/10	1,500	1,524
iStar Financial Inc.	5.800%	3/15/11	525	528
iStar Financial Inc.	5.650%	9/15/11	2,175	2,176
Residential Capital Corp.	6.125%	11/21/08	2,125	2,127
Residential Capital Corp.	6.375%	6/30/10	5,300	5,369
Residential Capital Corp.	6.000%	2/22/11	3,500	3,498
SLM Corp.	3.625%	3/17/08	4,500	4,409
SLM Corp.	4.000%	1/15/09	2,500	2,436
SLM Corp.	4.500%	7/26/10	1,050	1,020
SLM Corp.	5.400%	10/25/11	3,400	3,402
Insurance (1.0%)
Aetna, Inc.	7.875%	3/1/11	1,675	1,825
Aetna, Inc.	5.750%	6/15/11	1,575	1,598
Allstate Corp.	7.200%	12/1/09	2,500	2,636
Allstate Life Global Funding	4.500%	5/29/09	100	98
American International Group, Inc.	2.875%	5/15/08	1,000	969
American International Group, Inc.	4.700%	10/1/10	2,100	2,064
American International Group, Inc.	5.375%	10/18/11	800	801
AXA Financial, Inc.	6.500%	4/1/08	2,000	2,026
Berkshire Hathaway Finance Corp.	3.375%	10/15/08	3,000	2,909
Berkshire Hathaway Finance Corp.	4.125%	1/15/10	4,300	4,184
Berkshire Hathaway Finance Corp.	4.200%	12/15/10	1,000	968
CNA Financial Corp.	6.000%	8/15/11	2,150	2,186
Genworth Financial, Inc.	4.750%	6/15/09	1,625	1,608
Hartford Financial Services Group, Inc.	5.250%	10/15/11	4,025	4,020
ING USA Global	4.500%	10/1/10	4,200	4,100
John Hancock Financial Services	5.625%	12/1/08	850	855
Marsh&McLennan Cos., Inc.	3.625%	2/15/08	3,000	2,938
Marsh&McLennan Cos., Inc.	5.150%	9/15/10	50	49
Principal Life Income Funding	3.200%	4/1/09	1,500	1,436
Principal Life Income Funding	5.125%	3/1/11	775	771
Protective Life Secured Trust	3.700%	11/24/08	1,275	1,240
Protective Life Secured Trust	4.850%	8/16/10	1,700	1,678
Prudential Financial, Inc.	3.750%	5/1/08	1,000	980
Prudential Financial, Inc.	5.100%	12/14/11	1,200	1,193
Safeco Corp.	4.875%	2/1/10	2,500	2,463
Travelers Property Casualty Corp.	3.750%	3/15/08	2,525	2,475
UnitedHealth Group, Inc.	4.125%	8/15/09	1,425	1,385
UnitedHealth Group, Inc.	5.250%	3/15/11	1,850	1,841
WellPoint Inc.	3.750%	12/14/07	2,050	2,018
WellPoint Inc.	4.250%	12/15/09	900	875
WellPoint Inc.	5.000%	1/15/11	600	592
Willis North America Inc.	5.125%	7/15/10	900	875
Real Estate Investment Trusts (0.4%)
Archstone-Smith Operating Trust	3.000%	6/15/08	2,000	1,935
Brandywine Operating Partnership	4.500%	11/1/09	1,500	1,461
Brandywine Operating Partnership	5.625%	12/15/10	550	553
Developers Diversified Realty Corp.	5.250%	4/15/11	1,500	1,485
Duke Realty LP	5.625%	8/15/11	575	578
EOP Operating LP	6.750%	2/15/08	1,325	1,346
EOP Operating LP	8.100%	8/1/10	500	551
EOP Operating LP	4.650%	10/1/10	1,000	993
Health Care Property Investors, Inc.	5.950%	9/15/11	1,625	1,631
ProLogis	5.250%	11/15/10	2,475	2,457
Simon Property Group Inc.	3.750%	1/30/09	2,300	2,230
Simon Property Group Inc.	4.875%	8/15/10	2,000	1,971
Simon Property Group Inc.	5.600%	9/1/11	1,250	1,262
Vornado Realty	5.600%	2/15/11	1,100	1,099

				680,046

Industrial (10.1%)
Basic Industry (0.5%)
Alcoa, Inc.	7.375%	8/1/10	2,075	2,214
Alcoa, Inc.	6.500%	6/1/11	1,000	1,044
BHP Billiton Finance	5.000%	12/15/10	1,000	993
Dow Chemical Co.	6.125%	2/1/11	2,525	2,595
E.I. du Pont de Nemours&Co.	6.875%	10/15/09	3,500	3,660
ICI Wilmington	4.375%	12/1/08	2,200	2,150
International Paper Co.	4.250%	1/15/09	1,000	978
International Paper Co.	4.000%	4/1/10	2,000	1,917
Monsanto Co.	4.000%	5/15/08	2,000	1,962
Potash Corp. of Saskatchewan	7.750%	5/31/11	2,400	2,615
Praxair, Inc.	2.750%	6/15/08	3,000	2,895
Rio Tinto Finance USA Ltd.	2.625%	9/30/08	2,000	1,913
Weyerhaeuser Co.	5.950%	11/1/08	1,082	1,092
Capital Goods (1.3%)
3M Co.	5.125%	11/6/09	575	577
Boeing Capital Corp.	6.100%	3/1/11	4,850	5,010
Caterpillar Financial Services Corp.	2.700%	7/15/08	1,500	1,444
Caterpillar Financial Services Corp.	4.500%	9/1/08	35	35
Caterpillar Financial Services Corp.	4.150%	1/15/10	2,900	2,815
Caterpillar Financial Services Corp.	4.300%	6/1/10	6,975	6,780
CRH America Inc.	5.625%	9/30/11	1,500	1,509
Emerson Electric Co.	7.125%	8/15/10	500	532
General Dynamics Corp.	3.000%	5/15/08	2,525	2,449
General Dynamics Corp.	4.500%	8/15/10	875	856
Hanson PLC	7.875%	9/27/10	2,000	2,155
Honeywell International, Inc.	7.500%	3/1/10	3,000	3,197
John Deere Capital Corp	4.400%	7/15/09	2,500	2,450
John Deere Capital Corp.	4.875%	3/16/09	5,525	5,481
John Deere Capital Corp.	5.400%	10/17/11	1,325	1,329
Lafarge SA	6.150%	7/15/11	3,175	3,254
Mohawk Industries Inc.	5.750%	1/15/11	3,000	3,002
Northrop Grumman Corp.	7.125%	2/15/11	3,550	3,783
Raytheon Co.	8.300%	3/1/10	500	542
Raytheon Co.	4.850%	1/15/11	1,500	1,474
Republic Services, Inc.	6.750%	8/15/11	1,000	1,048
Textron Financial Corp.	4.125%	3/3/08	1,925	1,899
Textron Financial Corp.	6.000%	11/20/09	800	816
Textron Financial Corp.	4.600%	5/3/10	2,300	2,250
Tyco International Group SA	6.125%	11/1/08	1,100	1,114
Tyco International Group SA	6.125%	1/15/09	2,500	2,534
Tyco International Group SA	6.750%	2/15/11	1,950	2,056
Tyco International Group SA	6.375%	10/15/11	2,000	2,088
United Technologies Corp.	4.375%	5/1/10	2,125	2,073
United Technologies Corp.	7.125%	11/15/10	2,000	2,127
United Technologies Corp.	6.350%	3/1/11	500	520
Waste Management, Inc.	6.500%	11/15/08	1,025	1,045
Waste Management, Inc.	6.875%	5/15/09	2,000	2,064
Communication (2.8%)
America Movil SA de C.V	4.125%	3/1/09	1,550	1,513
Ameritech Capital Funding	6.150%	1/15/08	3,000	3,021
AT&T Corp.	6.000%	3/15/09	1,800	1,824
AT&T Corp.	7.300%	11/15/11	2,900	3,140
AT&T Inc.	4.125%	9/15/09	2,750	2,674
AT&T Inc.	5.300%	11/15/10	2,300	2,302
AT&T Inc.	6.250%	3/15/11	1,525	1,575
BellSouth Corp.	4.200%	9/15/09	6,300	6,132
British Sky Broadcasting Corp.	6.875%	2/23/09	775	796
British Sky Broadcasting Corp.	8.200%	7/15/09	2,750	2,928
British Telecommunications PLC	8.625%	12/15/10	7,325	8,183
CBS Corp.	7.700%	7/30/10	2,475	2,647
Comcast Cable Communications, Inc.	6.200%	11/15/08	5,000	5,074
Comcast Cable Communications, Inc.	6.875%	6/15/09	3,300	3,415
Comcast Cable Communications, Inc.	6.750%	1/30/11	1,500	1,572
Comcast Corp.	5.850%	1/15/10	75	76
Comcast Corp.	5.500%	3/15/11	1,050	1,055
Cox Communications, Inc.	7.875%	8/15/09	1,500	1,587
Cox Communications, Inc.	4.625%	1/15/10	4,225	4,138
Cox Communications, Inc.	6.750%	3/15/11	2,175	2,274
Deutsche Telekom International Finance	3.875%	7/22/08	3,075	3,010
Deutsche Telekom International Finance	8.000%	6/15/10	7,000	7,588
France Telecom	7.750%	3/1/11	8,100	8,830
Gannett Co., Inc.	6.375%	4/1/12	200	206
Koninklijke KPN NV	8.000%	10/1/10	2,000	2,160
New Cingular Wireless Services	7.875%	3/1/11	7,125	7,789
News America Inc.	6.625%	1/9/08	500	506
R.R. Donnelley&Sons Co.	3.750%	4/1/09	850	818
R.R. Donnelley&Sons Co.	4.950%	5/15/10	900	882
Sprint Capital Corp.	6.125%	11/15/08	5,350	5,422
Sprint Capital Corp.	6.375%	5/1/09	2,975	3,041
Sprint Capital Corp.	7.625%	1/30/11	475	508
Telecom Italia Capital	4.000%	11/15/08	2,045	1,992
Telecom Italia Capital	4.000%	1/15/10	3,605	3,453
Telecom Italia Capital	4.875%	10/1/10	1,000	972
Telecom Italia Capital	6.200%	7/18/11	700	711
Telefonica Emisiones SAU	5.984%	6/20/11	4,850	4,943
Telefonica Europe BV	7.750%	9/15/10	4,500	4,840
Telefonos de Mexico SA	4.500%	11/19/08	1,600	1,576
Telefonos de Mexico SA	4.750%	1/27/10	3,150	3,091
Telus Corp.	8.000%	6/1/11	5,000	5,481
Thomson Corp.	5.750%	2/1/08	250	251
Time Warner Entertainment	7.250%	9/1/08	1,500	1,541
Verizon Global Funding Corp.	4.000%	1/15/08	6,400	6,315
Verizon Global Funding Corp.	7.250%	12/1/10	3,000	3,204
Verizon New England, Inc.	6.500%	9/15/11	2,500	2,574
Verizon Pennsylvania, Inc.	5.650%	11/15/11	2,000	2,009
Vodafone AirTouch PLC	7.750%	2/15/10	6,235	6,644
Vodafone Group PLC	3.950%	1/30/08	1,000	985
Vodafone Group PLC	5.500%	6/15/11	850	853
Consumer Cyclical (2.1%)
Centex Corp.	4.750%	1/15/08	1,000	992
CVS Corp.	4.000%	9/15/09	1,750	1,692
CVS Corp.	5.750%	8/15/11	225	228
D.R. Horton, Inc.	4.875%	1/15/10	1,175	1,147
D.R. Horton, Inc.	6.000%	4/15/11	2,750	2,762
DaimlerChrysler North America Holding Corp.	4.750%	1/15/08	5,700	5,654
DaimlerChrysler North America Holding Corp.	4.050%	6/4/08	5,000	4,894
DaimlerChrysler North America Holding Corp.	7.200%	9/1/09	6,100	6,333
DaimlerChrysler North America Holding Corp.	4.875%	6/15/10	1,950	1,903
DaimlerChrysler North America Holding Corp.	8.000%	6/15/10	1,000	1,071
DaimlerChrysler North America Holding Corp.	5.875%	3/15/11	5,200	5,223
DaimlerChrysler North America Holding Corp.	5.750%	9/8/11	3,700	3,694
Federated Department Stores, Inc.	6.625%	9/1/08	1,000	1,017
Federated Department Stores, Inc.	6.300%	4/1/09	2,500	2,546
Home Depot Inc.	3.750%	9/15/09	1,125	1,086
Home Depot Inc.	4.625%	8/15/10	2,075	2,028
Home Depot Inc.	5.200%	3/1/11	1,325	1,317
J.C. Penney Co., Inc.	8.000%	3/1/10	3,000	3,198
Johnson Controls, Inc.	5.250%	1/15/11	875	868
Lennar Corp.	5.125%	10/1/10	1,700	1,667
Lennar Corp.	5.950%	10/17/11	1,575	1,586
Lowe's Cos., Inc.	8.250%	6/1/10	2,000	2,187
May Department Stores Co.	4.800%	7/15/09	1,500	1,477
Pulte Homes, Inc.	4.875%	7/15/09	450	444
Pulte Homes, Inc.	7.875%	8/1/11	1,000	1,083
Target Corp.	3.375%	3/1/08	6,000	5,873
Target Corp.	5.400%	10/1/08	1,500	1,507
Target Corp.	7.500%	8/15/10	1,000	1,074
Target Corp.	6.350%	1/15/11	1,000	1,042
The Walt Disney Co.	5.700%	7/15/11	1,900	1,932
Time Warner, Inc.	6.750%	4/15/11	75	78
Time Warner, Inc.	5.500%	11/15/11	4,000	3,989
Toyota Motor Credit Corp.	2.875%	8/1/08	3,050	2,946
Toyota Motor Credit Corp.	5.500%	12/15/08	2,500	2,515
Toyota Motor Credit Corp.	4.250%	3/15/10	2,050	2,001
Toyota Motor Credit Corp.	4.350%	12/15/10	2,000	1,947
Toyota Motor Credit Corp.	5.450%	5/18/11	500	507
Viacom Inc.	5.750%	4/30/11	2,925	2,925
Wal-Mart Stores, Inc.	3.375%	10/1/08	675	655
Wal-Mart Stores, Inc.	6.875%	8/10/09	10,100	10,530
Wal-Mart Stores, Inc.	4.000%	1/15/10	2,500	2,423
Wal-Mart Stores, Inc.	4.125%	7/1/10	4,320	4,181
Wal-Mart Stores, Inc.	4.750%	8/15/10	880	869
Wal-Mart Stores, Inc.	4.125%	2/15/11	1,275	1,227
3Western Union Co.	5.400%	11/17/11	1,925	1,896
Yum! Brands, Inc.	8.875%	4/15/11	3,250	3,626
Consumer Noncyclical (1.7%)
Abbott Laboratories	3.500%	2/17/09	2,000	1,935
Abbott Laboratories	5.375%	5/15/09	350	352
Abbott Laboratories	3.750%	3/15/11	1,250	1,180
Abbott Laboratories	5.600%	5/15/11	3,325	3,374
Altria Group, Inc.	5.625%	11/4/08	1,000	1,003
Amgen Inc.	4.000%	11/18/09	3,150	3,058
Anheuser-Busch Cos., Inc.	6.000%	4/15/11	800	822
Baxter Finco, BV	4.750%	10/15/10	500	492
Boston Scientific	6.000%	6/15/11	2,500	2,526
Bristol-Myers Squibb Co.	4.000%	8/15/08	1,000	980
Bunge Ltd. Finance Corp.	4.375%	12/15/08	450	441
Campbell Soup Co.	6.750%	2/15/11	1,000	1,051
Cardinal Health, Inc.	6.750%	2/15/11	1,000	1,047
Clorox Co.	4.200%	1/15/10	2,650	2,567
Coca-Cola Enterprises Inc.	5.750%	11/1/08	1,350	1,362
Coca-Cola Enterprises Inc.	4.375%	9/15/09	1,500	1,472
ConAgra Foods, Inc.	7.875%	9/15/10	1,000	1,082
ConAgra Foods, Inc.	6.750%	9/15/11	387	408
3ConAgra Foods, Inc.	5.819%	6/15/17	613	609
Diageo Capital PLC	3.375%	3/20/08	4,650	4,547
Diageo Capital PLC	4.375%	5/3/10	500	487
Fortune Brands Inc.	5.125%	1/15/11	2,650	2,605
Genentech Inc.	4.400%	7/15/10	850	831
Gillette Co.	3.800%	9/15/09	2,000	1,936
H.J. Heinz Co.	6.625%	7/15/11	2,500	2,605
Hershey Foods Corp.	5.300%	9/1/11	550	551
Hospira, Inc.	4.950%	6/15/09	575	565
Imperial Tobacco	7.125%	4/1/09	1,775	1,838
Kellogg Co.	2.875%	6/1/08	2,000	1,933
Kellogg Co.	6.600%	4/1/11	3,000	3,144
Kraft Foods, Inc.	4.000%	10/1/08	1,000	979
Kraft Foods, Inc.	4.125%	11/12/09	1,775	1,722
Kraft Foods, Inc.	5.625%	11/1/11	4,750	4,800
Kroger Co.	7.450%	3/1/08	2,000	2,043
Kroger Co.	7.250%	6/1/09	1,500	1,559
Kroger Co.	8.050%	2/1/10	1,700	1,819
Kroger Co.	6.800%	4/1/11	1,000	1,044
Medtronic Inc.	4.375%	9/15/10	1,625	1,580
Molson Coors Capital Finance	4.850%	9/22/10	300	294
Newell Rubbermaid, Inc.	4.000%	5/1/10	1,000	958
Philip Morris Cos., Inc.	7.650%	7/1/08	175	180
Procter&Gamble Co.	6.875%	9/15/09	4,825	5,034
Quest Diagnostic, Inc.	5.125%	11/1/10	2,000	1,972
Safeway, Inc.	6.500%	11/15/08	3,800	3,863
Safeway, Inc.	4.950%	8/16/10	875	860
Unilever Capital Corp.	7.125%	11/1/10	4,000	4,247
WM Wrigley Jr. Co.	4.300%	7/15/10	2,425	2,351
Wyeth	6.950%	3/15/11	6,500	6,902
Energy (0.6%)
Amerada Hess Corp.	6.650%	8/15/11	1,500	1,567
Anadarko Petroleum Corp.	3.250%	5/1/08	2,250	2,183
Burlington Resources, Inc.	6.680%	2/15/11	2,000	2,101
Canadian Natural Resources	6.700%	7/15/11	2,500	2,608
Conoco Funding Co.	6.350%	10/15/11	3,500	3,658
Devon Financing Corp.	6.875%	9/30/11	3,500	3,700
Encana Corp.	4.600%	8/15/09	1,250	1,227
Halliburton Co.	5.500%	10/15/10	1,500	1,497
Kerr McGee Corp.	6.875%	9/15/11	3,475	3,662
Norsk Hydro	6.360%	1/15/09	1,500	1,533
Occidental Petroleum	4.250%	3/15/10	2,560	2,486
Phillips Petroleum Co.	8.750%	5/25/10	3,800	4,206
Shell International Finance	5.625%	6/27/11	1,450	1,480
Technology (0.6%)
Cisco Systems Inc.	5.250%	2/22/11	6,500	6,520
Computer Sciences Corp.	3.500%	4/15/08	500	487
Electronic Data Systems	7.125%	10/15/09	975	1,017
First Data Corp.	3.375%	8/1/08	2,300	2,233
Hewlett-Packard Co.	3.625%	3/15/08	400	392
International Business Machines Corp.	5.375%	2/1/09	2,000	2,011
International Business Machines Corp.	4.375%	6/1/09	3,100	3,049
Motorola, Inc.	7.625%	11/15/10	1,040	1,121
Motorola, Inc.	8.000%	11/1/11	1,900	2,104
Oracle Corp.	5.000%	1/15/11	4,650	4,604
Pitney Bowes Credit Corp.	5.750%	8/15/08	1,750	1,765
Xerox Corp.	9.750%	1/15/09	1,125	1,211
Xerox Corp.	7.125%	6/15/10	1,825	1,903
Xerox Corp.	6.875%	8/15/11	1,025	1,069
Transportation (0.5%)
American Airlines, Inc.	7.024%	10/15/09	3,775	3,921
Burlington Northern Santa Fe Corp.	6.750%	7/15/11	2,500	2,637
Canadian National Railway Co.	4.250%	8/1/09	2,700	2,632
Canadian Pacific Rail	6.250%	10/15/11	1,550	1,605
CSX Corp.	6.250%	10/15/08	1,500	1,522
3ERAC USA Finance Co.	7.350%	6/15/08	1,600	1,637
FedEx Corp.	3.500%	4/1/09	2,075	1,999
Mass Transit Railway Corp.	7.500%	2/4/09	1,500	1,564
Mass Transit Railway Corp.	7.500%	11/8/10	1,500	1,614
Norfolk Southern Corp.	7.350%	5/15/07	305	307
Norfolk Southern Corp.	6.200%	4/15/09	2,250	2,291
Norfolk Southern Corp.	6.750%	2/15/11	1,425	1,498
Ryder System Inc.	5.950%	5/2/11	850	860
Union Pacific Corp.	6.625%	2/1/08	1,750	1,771
Union Pacific Corp.	7.250%	11/1/08	1,000	1,031
Union Pacific Corp.	3.875%	2/15/09	1,000	969
Other (0.0%)
Black&Decker Corp.	7.125%	6/1/11	1,000	1,051

				533,610

Utilities (1.5%)
Electric (1.1%)
American Electric Power Co., Inc.	5.375%	3/15/10	2,700	2,702
Commonwealth Edison Co.	3.700%	2/1/08	100	98
Constellation Energy Group, Inc.	6.125%	9/1/09	875	893
Consumers Energy Co.	4.250%	4/15/08	2,000	1,968
Consumers Energy Co.	4.800%	2/17/09	1,000	987
Detroit Edison Co.	6.125%	10/1/10	1,000	1,021
Dominion Resources, Inc.	4.125%	2/15/08	2,250	2,221
2 Dominion Resources, Inc.	6.300%	9/30/66	1,750	1,756
Duke Energy Corp.	3.750%	3/5/08	3,000	2,946
Entergy Gulf States, Inc.	3.600%	6/1/08	1,250	1,219
Exelon Generation Co. LLC	6.950%	6/15/11	1,500	1,579
FirstEnergy Corp.	6.450%	11/15/11	3,525	3,695
Florida Power Corp.	4.500%	6/1/10	1,150	1,121
FPL Group Capital, Inc.	7.375%	6/1/09	2,075	2,174
FPL Group Capital, Inc.	5.625%	9/1/11	1,250	1,266
Illinois Power	7.500%	6/15/09	1,000	1,043
MidAmerican Energy Holdings Co.	3.500%	5/15/08	250	244
National Rural Utilities Cooperative Finance Corp.	3.875%	2/15/08	700	689
National Rural Utilities Cooperative Finance Corp.	4.375%	10/1/10	3,350	3,254
Niagara Mohawk Power Corp.	7.750%	10/1/08	1,000	1,038
NiSource Finance Corp.	7.875%	11/15/10	2,300	2,482
Pacific Gas&Electric Co.	3.600%	3/1/09	2,450	2,368
Pacific Gas&Electric Co.	4.200%	3/1/11	1,100	1,053
PacifiCorp	6.900%	11/15/11	3,650	3,887
PPL Electric Utilities Corp.	6.250%	8/15/09	2,000	2,045
PPL Energy Supply LLC	6.400%	11/1/11	500	518
Progress Energy, Inc.	7.100%	3/1/11	1,843	1,964
PSE&G Power LLC	7.750%	4/15/11	450	487
Public Service Co. of Colorado	4.375%	10/1/08	1,600	1,575
Public Service Co. of New Mexico	4.400%	9/15/08	500	492
Public Service Electric&Gas	4.000%	11/1/08	1,000	977
Reliant Energy Resources	7.750%	2/15/11	2,500	2,699
SCANA Corp.	6.875%	5/15/11	1,500	1,584
Xcel Energy, Inc.	7.000%	12/1/10	1,500	1,584
Natural Gas (0.4%)
AGL Capital Corp.	7.125%	1/14/11	500	528
Atmos Energy Corp.	4.000%	10/15/09	1,300	1,251
Consolidated Natural Gas	6.850%	4/15/11	2,050	2,161
Consolidated Natural Gas	6.250%	11/1/11	1,000	1,035
Duke Energy Field Services	7.875%	8/16/10	1,750	1,882
* Enron Corp.	9.125%	4/1/03	2,000	665
* Enron Corp.	7.625%	9/10/04	1,000	333
Enterprise Products Operating LP	4.625%	10/15/09	400	392
Enterprise Products Operating LP	4.950%	6/1/10	2,450	2,409
* HNG Internorth	9.625%	3/15/06	1,500	499
KeySpan Corp.	7.625%	11/15/10	1,500	1,615
Kinder Morgan Energy Partners LP	6.750%	3/15/11	1,900	1,980
Kinder Morgan, Inc.	5.350%	1/5/11	1,675	1,638
KN Energy, Inc.	6.800%	3/1/08	1,500	1,518
Sempra Energy	7.950%	3/1/10	1,500	1,611
* 3Yosemite Security Trust	8.250%	11/15/04	3,225	2,443

				77,589

Total Corporate Bonds
(Cost $1,339,098)				1,321,847

Sovereign Bonds (U.S. Dollar-Denominated) (5.2%)

African Development Bank	3.250%	8/1/08	1,500	1,462
Bayerische Landesbank	2.875%	10/15/08	1,800	1,728
Canadian Government	5.250%	11/5/08	4,200	4,228
Canadian Mortgage&Housing	2.950%	6/2/08	2,000	1,945
Canadian Mortgage&Housing	4.800%	10/1/10	1,250	1,241
Eksportfinans	4.750%	12/15/08	6,025	5,985
European Investment Bank	3.500%	3/14/08	6,175	6,072
European Investment Bank	3.875%	8/15/08	9,725	9,573
European Investment Bank	4.500%	2/17/09	3,825	3,787
European Investment Bank	4.000%	3/3/10	2,925	2,841
European Investment Bank	4.125%	9/15/10	9,750	9,466
European Investment Bank	5.250%	6/15/11	11,250	11,363
Export-Import Bank of Korea	4.500%	8/12/09	3,500	3,428
Export-Import Bank of Korea	4.625%	3/16/10	500	489
Federation of Malaysia	8.750%	6/1/09	4,350	4,693
Federation of Malaysia	7.500%	7/15/11	2,875	3,123
Hellenic Republic	6.950%	3/4/08	3,075	3,136
Instituto de Credito Oficial	6.000%	5/19/08	5,000	5,074
Inter-American Development Bank	5.750%	2/26/08	7,500	7,559
Inter-American Development Bank	5.375%	11/18/08	1,250	1,264
Inter-American Development Bank	5.625%	4/16/09	4,275	4,336
Inter-American Development Bank	7.375%	1/15/10	800	853
International Bank for Reconstruction&Development	4.125%	6/24/09	1,000	982
International Bank for Reconstruction&Development	4.125%	8/12/09	975	958
International Finance Corp.	3.000%	4/15/08	1,650	1,608
International Finance Corp.	4.000%	6/15/10	1,250	1,207
International Finance Corp.	5.125%	5/2/11	1,500	1,507
Japan Bank International	4.750%	5/25/11	2,150	2,119
Japan Finance Corp.	5.875%	3/14/11	2,000	2,059
KFW International Finance Inc.	4.875%	10/19/09	3,650	3,638
Korea Development Bank	3.875%	3/2/09	2,375	2,309
Korea Development Bank	4.750%	7/20/09	4,575	4,520
Kreditanstalt fur Wiederaufbau	4.625%	11/17/08	2,475	2,458
Kreditanstalt fur Wiederaufbau	5.250%	5/19/09	20,475	20,587
Kreditanstalt fur Wiederaufbau	4.250%	6/15/10	14,875	14,528
Landeskreditbank Baden-Wuerttemberg - Foerderbank	4.250%	9/15/10	3,500	3,412
Landwirtschaftliche Rentenbank	3.250%	6/16/08	1,700	1,657
Landwirtschaftliche Rentenbank	3.875%	9/4/08	3,500	3,429
Landwirtschaftliche Rentenbank	3.625%	10/20/09	7,225	6,962
Landwirtschaftliche Rentenbank	3.875%	3/15/10	3,500	3,383
Nordic Investment Bank	3.125%	4/24/08	3,350	3,269
Nordic Investment Bank	3.875%	6/15/10	3,750	3,617
Oesterreichische Kontrollbank	4.250%	10/6/10	3,375	3,295
Ontario Hydro Electric	6.100%	1/30/08	2,000	2,021
Pemex Project Funding Master Trust	8.500%	2/15/08	5,325	5,495
Pemex Project Funding Master Trust	6.125%	8/15/08	1,325	1,338
Pemex Project Funding Master Trust	7.875%	2/1/09	4,725	4,947
People's Republic of China	7.300%	12/15/08	2,000	2,075
Petrobras International Finance	9.750%	7/6/11	975	1,152
Province of British Columbia	5.375%	10/29/08	2,375	2,392
Province of Ontario	5.500%	10/1/08	6,500	6,545
Province of Ontario	3.625%	10/21/09	2,025	1,951
Province of Ontario	5.000%	10/18/11	3,450	3,438
Province of Quebec	5.750%	2/15/09	6,200	6,277
Province of Quebec	5.000%	7/17/09	1,500	1,494
Quebec Hydro Electric	6.300%	5/11/11	2,500	2,580
Republic of Italy	3.750%	12/14/07	6,200	6,131
Republic of Italy	4.000%	6/16/08	7,500	7,393
Republic of Italy	6.000%	2/22/11	3,500	3,609
Republic of Korea	8.875%	4/15/08	7,000	7,290
Republic of South Africa	9.125%	5/19/09	3,000	3,236
Swedish Export Credit Corp.	4.125%	10/15/08	4,925	4,851
Swedish Export Credit Corp.	4.000%	6/15/10	2,175	2,101
United Mexican States	9.875%	2/1/10	475	538
United Mexican States	8.375%	1/14/11	12,600	14,030

Total Sovereign Bonds
(Cost $274,721)				272,034

Temporary Cash Investment (0.4%)	Shares

4 Vanguard Market Liquidity Fund, 5.294%
(Cost $20,274)	20,273,696	20,274

Total Investments (99.1%)
(Cost $5,249,377)		5,212,029

Other Assets and Liabilities - Net (0.9%)		47,654

Net Assets (100%)		5,259,683

* Non-income-producing security--security in default.
1 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, the aggregate value of these securities was $9,126,000, representing 0.2% of net assets.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Vanguard Long-Term Bond Index Fund
Schedule of Investments
December 31, 2006

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government and Agency Obligations (52.0%)

U.S. Government Securities (45.6%)
U.S. Treasury Bond	11.250%	2/15/15	115	165
U.S. Treasury Bond	7.250%	5/15/16	550	654
U.S. Treasury Bond	7.500%	11/15/16	20	24
U.S. Treasury Bond	8.750%	5/15/17	365	483
U.S. Treasury Bond	8.875%	8/15/17	35,975	48,133
U.S. Treasury Bond	9.000%	11/15/18	5,330	7,332
U.S. Treasury Bond	8.875%	2/15/19	53,025	72,537
U.S. Treasury Bond	8.125%	8/15/19	21,645	28,287
U.S. Treasury Bond	8.500%	2/15/20	38,075	51,425
U.S. Treasury Bond	8.750%	5/15/20	20,700	28,553
U.S. Treasury Bond	8.750%	8/15/20	61,325	84,792
U.S. Treasury Bond	7.875%	2/15/21	22,780	29,671
U.S. Treasury Bond	8.125%	5/15/21	1,365	1,818
U.S. Treasury Bond	8.125%	8/15/21	57,720	77,056
U.S. Treasury Bond	8.000%	11/15/21	25,195	33,407
U.S. Treasury Bond	7.250%	8/15/22	550	690
U.S. Treasury Bond	7.625%	11/15/22	34,045	44,200
U.S. Treasury Bond	7.125%	2/15/23	225	280
U.S. Treasury Bond	6.250%	8/15/23	50	58
U.S. Treasury Bond	7.500%	11/15/24	300	392
U.S. Treasury Bond	7.625%	2/15/25	63,400	83,916
U.S. Treasury Bond	6.875%	8/15/25	825	1,021
U.S. Treasury Bond	6.000%	2/15/26	375	425
U.S. Treasury Bond	6.750%	8/15/26	48,615	59,812
U.S. Treasury Bond	6.500%	11/15/26	800	961
U.S. Treasury Bond	6.625%	2/15/27	18,190	22,169
U.S. Treasury Bond	6.375%	8/15/27	62,660	74,595
U.S. Treasury Bond	6.125%	11/15/27	2,975	3,453
U.S. Treasury Bond	5.500%	8/15/28	31,525	34,081
U.S. Treasury Bond	5.250%	11/15/28	670	703
U.S. Treasury Bond	5.250%	2/15/29	650	682
U.S. Treasury Bond	6.125%	8/15/29	45,080	52,716
U.S. Treasury Bond	6.250%	5/15/30	103,855	123,783
U.S. Treasury Bond	5.375%	2/15/31	26,750	28,669
U.S. Treasury Bond	4.500%	2/15/36	300	285
U.S. Treasury Note	3.375%	2/28/07	3,150	3,142
U.S. Treasury Note	3.750%	3/31/07	1,650	1,645
U.S. Treasury Note	4.375%	12/31/07	1,725	1,714
U.S. Treasury Note	4.500%	2/15/09	1,525	1,516
U.S. Treasury Note	3.875%	2/15/13	1,450	1,388
U.S. Treasury Note	4.250%	11/15/13	650	633

	1,007,266

Agency Bonds and Notes (6.4%)
1 Federal Home Loan Bank	5.375%	5/15/19	7,250	7,397
1 Federal Home Loan Bank	5.125%	8/15/19	500	499
1 Federal Home Loan Bank	5.250%	12/11/20	2,500	2,517
1 Federal Home Loan Bank	5.625%	6/11/21	2,500	2,620
1 Federal Home Loan Bank	5.625%	3/14/36	1,000	1,055
1 Federal Home Loan Bank	5.500%	7/15/36	2,000	2,089
1 Federal Home Loan Mortgage Corp.	5.000%	12/14/18	7,150	6,974
1 Federal Home Loan Mortgage Corp.	6.750%	9/15/29	7,700	9,287
1 Federal Home Loan Mortgage Corp.	6.750%	3/15/31	14,100	17,104
1 Federal Home Loan Mortgage Corp.	6.250%	7/15/32	3,175	3,662
1 Federal National Mortgage Assn	0.000%	6/1/17	6,325	3,721
1 Federal National Mortgage Assn	0.000%	10/9/19	8,300	4,146
1 Federal National Mortgage Assn	6.250%	5/15/29	5,350	6,093
1 Federal National Mortgage Assn	7.125%	1/15/30	10,475	13,176
1 Federal National Mortgage Assn	7.250%	5/15/30	11,935	15,236
1 Federal National Mortgage Assn	6.625%	11/15/30	12,100	14,474
1 Federal National Mortgage Assn	6.210%	8/6/38	1,000	1,145
State of Israel (U.S. Government Guaranteed)	5.500%	9/18/23	1,375	1,404
State of Israel (U.S. Government Guaranteed)	5.500%	12/4/23	5,325	5,428
State of Israel (U.S. Government Guaranteed)	5.500%	4/26/24	2,900	2,911
1 Tennessee Valley Auth	6.250%	12/15/17	2,600	2,864
1 Tennessee Valley Auth	6.750%	11/1/25	4,500	5,361
1 Tennessee Valley Auth	7.125%	5/1/30	3,250	4,093
1 Tennessee Valley Auth	4.650%	6/15/35	2,825	2,591
1 Tennessee Valley Auth	5.880%	4/1/36	1,000	1,096
1 Tennessee Valley Auth	6.150%	1/15/38	2,450	2,781
1 Tennessee Valley Auth	5.375%	4/1/56	1,850	1,890

	141,614

Total U.S. Government and Agency Obligations
(Cost $1,120,783)	1,148,880

Corporate Bonds (40.1%)

Asset-Backed Securities (0.1%)
23Citicorp Lease Pass-Through Trust	8.040%	12/15/19	450	532
2 PSE&G Transition Funding LLC	6.890%	12/15/17	2,500	2,792

	3,324

Finance (10.5%)
Banking (5.3%)
Abbey National PLC	7.950%	10/26/29	3,925	4,977
ABN AMRO Bank NV	4.650%	6/4/18	2,250	2,081
Associates Corp. of North America	6.950%	11/1/18	1,150	1,290
BAC Capital Trust XI	6.625%	5/23/36	1,575	1,700
Banc One Corp.	7.750%	7/15/25	2,000	2,418
Banc One Corp.	7.625%	10/15/26	4,350	5,234
Bank of America Corp.	5.375%	8/15/11	2,225	2,243
Bank of America Corp.	5.375%	6/15/14	1,000	1,007
Bank of America Corp.	5.625%	3/8/35	4,775	4,476
Bank of America Corp.	6.000%	10/15/36	2,300	2,377
Barclays Bank PLC	6.278%	12/29/49	750	737
BB&T Corp.	4.900%	6/30/17	3,225	3,075
BB&T Corp.	5.250%	11/1/19	1,000	974
BB&T Corp.	6.750%	6/7/36	925	1,013
Citicorp Capital II	8.015%	2/15/27	450	469
Citigroup, Inc.	3.500%	2/1/08	1,000	982
Citigroup, Inc.	6.625%	6/15/32	2,000	2,234
Citigroup, Inc.	5.875%	2/22/33	4,250	4,308
Citigroup, Inc.	6.000%	10/31/33	2,200	2,280
Citigroup, Inc.	5.850%	12/11/34	2,300	2,357
Citigroup, Inc.	6.125%	8/25/36	2,925	3,075
Comerica Bank	5.200%	8/22/17	1,450	1,384
Compass Bank	5.900%	4/1/26	1,075	1,071
Credit Suisse First Boston USA, Inc.	7.125%	7/15/32	2,100	2,515
Fifth Third Bank	4.500%	6/1/18	1,550	1,415
First Union Institutional Capital I	8.040%	12/1/26	500	517
Fleet Capital Trust II	7.920%	12/11/26	1,150	1,189
Fleet Financial Group, Inc.	6.875%	1/15/28	400	455
HSBC Bank USA	5.875%	11/1/34	3,675	3,721
HSBC Bank USA	5.625%	8/15/35	3,700	3,598
HSBC Holdings PLC	7.625%	5/17/32	1,050	1,278
HSBC Holdings PLC	7.350%	11/27/32	200	237
HSBC Holdings PLC	6.500%	5/2/36	1,575	1,703
JPM Capital Trust	6.550%	9/29/36	2,900	2,976
JPM Capital Trust II	7.950%	2/1/27	500	520
JPMorgan Capital Trust	5.875%	3/15/35	2,350	2,287
JPMorgan Chase & Co.	3.625%	5/1/08	2,000	1,960
JPMorgan Chase & Co.	5.850%	8/1/35	425	414
Key Bank NA	6.950%	2/1/28	1,693	1,896
Marshall & Ilsley Bank	5.000%	1/17/17	1,000	964
Mellon Capital II	7.995%	1/15/27	2,100	2,187
National City Corp.	6.875%	5/15/19	1,700	1,882
NationsBank Corp.	6.800%	3/15/28	375	421
NB Capital Trust IV	8.250%	4/15/27	400	418
PNC Bank NA	4.875%	9/21/17	2,750	2,616
2 Royal Bank of Scotland Group PLC	7.648%	8/29/49	4,375	5,131
State Street Capital Trust	5.250%	10/15/18	1,000	984
SunTrust Banks, Inc.	5.200%	1/17/17	1,000	980
SunTrust Banks, Inc.	5.450%	12/1/17	1,350	1,348
Suntrust Capital	6.100%	12/15/36	1,650	1,614
SunTrust Capital II	7.900%	6/15/27	750	784
Swiss Bank Corp.	7.000%	10/15/15	1,000	1,116
Swiss Bank Corp.	7.375%	6/15/17	550	644
Synovus Financial Corp.	5.125%	6/15/17	750	724
Wachovia Corp.	6.605%	10/1/25	725	790
3 Wachovia Corp.	8.000%	12/15/26	2,300	2,376
Wachovia Corp.	7.500%	4/15/35	150	183
Wachovia Corp.	5.500%	8/1/35	3,550	3,391
Wachovia Corp.	6.550%	10/15/35	125	136
Washington Mutual Bank	6.750%	5/20/36	100	108
Washington Mutual Capital I	8.375%	6/1/27	1,250	1,311
Washington Mutual, Inc.	5.250%	9/15/17	3,025	2,931
Wells Fargo & Co.	5.375%	2/7/35	2,450	2,358
Wells Fargo Bank NA	5.950%	8/26/36	1,850	1,910
Wells Fargo Capital X	5.950%	12/15/36	1,650	1,612
Brokerage (1.6%)
Bear Stearns Co., Inc.	5.550%	1/22/17	1,725	1,724
Bear Stearns Co., Inc.	4.650%	7/2/18	1,075	996
Goldman Sachs Group, Inc.	5.950%	1/15/27	4,075	4,030
Goldman Sachs Group, Inc.	6.125%	2/15/33	5,450	5,581
Goldman Sachs Group, Inc.	6.345%	2/15/34	5,175	5,243
Jefferies Group Inc.	6.250%	1/15/36	1,400	1,359
Lehman Brothers Holdings, Inc.	5.750%	1/3/17	2,300	2,331
Lehman Brothers Holdings, Inc.	5.875%	11/15/17	750	767
Merrill Lynch & Co., Inc.	6.500%	7/15/18	625	677
Merrill Lynch & Co., Inc.	6.875%	11/15/18	4,075	4,569
Merrill Lynch & Co., Inc.	6.220%	9/15/26	2,100	2,182
Morgan Stanley Dean Witter	6.250%	8/9/26	1,975	2,082
Morgan Stanley Dean Witter	7.250%	4/1/32	2,025	2,408
Finance Companies (0.9%)
Capital One Capital III	7.686%	8/15/36	775	877
Capital One Financial	5.250%	2/21/17	1,475	1,428
CIT Group, Inc.	6.000%	4/1/36	1,800	1,782
General Electric Capital Corp.	6.750%	3/15/32	11,775	13,586
SLM Corp.	5.625%	8/1/33	1,950	1,878
Insurance (2.6%)
ACE Capital Trust II	9.700%	4/1/30	850	1,168
AEGON Funding Corp.	5.750%	12/15/20	1,000	1,011
Aetna, Inc.	6.625%	6/15/36	1,950	2,091
Allstate Corp.	6.125%	12/15/32	1,250	1,287
Allstate Corp.	5.350%	6/1/33	1,950	1,829
Allstate Corp.	5.550%	5/9/35	1,000	964
Allstate Corp.	5.950%	4/1/36	925	943
Ambac, Inc.	5.950%	12/5/35	1,050	1,047
American General Capital II	8.500%	7/1/30	850	1,089
American International Group, Inc.	6.250%	5/1/36	3,075	3,286
Aon Capital Trust	8.205%	1/1/27	1,075	1,240
Arch Capital Group Ltd.	7.350%	5/1/34	625	687
Assurant, Inc.	6.750%	2/15/34	1,200	1,292
AXA SA	8.600%	12/15/30	2,700	3,490
CIGNA Corp.	7.875%	5/15/27	500	586
CIGNA Corp.	6.150%	11/15/36	550	545
Cincinnati Financial Corp.	6.920%	5/15/28	1,000	1,108
Cincinnati Financial Corp.	6.125%	11/1/34	850	869
Endurance Specialty Holdings	7.000%	7/15/34	700	724
GE Global Insurance Holdings Corp.	6.450%	3/1/19	400	425
GE Global Insurance Holdings Corp.	7.000%	2/15/26	1,350	1,505
GE Global Insurance Holdings Corp.	7.750%	6/15/30	400	486
Genworth Financial, Inc.	6.500%	6/15/34	625	678
Hartford Financial Services Group, Inc.	5.950%	10/15/36	650	659
Hartford Financial Services Group, Inc.	6.100%	10/1/41	1,200	1,224
Humana Inc.	6.300%	8/1/18	750	757
Lincoln National Corp.	6.150%	4/7/36	1,150	1,191
Loews Corp.	6.000%	2/1/35	800	788
Marsh & McLennan Cos., Inc.	5.875%	8/1/33	900	833
MBIA, Inc.	5.700%	12/1/34	1,000	967
MetLife, Inc.	6.500%	12/15/32	2,725	2,959
MetLife, Inc.	6.375%	6/15/34	1,725	1,845
MetLife, Inc.	6.400%	12/15/36	1,950	1,966
Principal Financial Group, Inc.	6.050%	10/15/36	1,100	1,129
Progressive Corp.	6.625%	3/1/29	1,625	1,799
Prudential Financial, Inc.	5.750%	7/15/33	1,000	988
Prudential Financial, Inc.	5.400%	6/13/35	350	328
Prudential Financial, Inc.	5.900%	3/17/36	1,500	1,506
Prudential Financial, Inc.	5.700%	12/14/36	950	922
St. Paul Travelers Cos., Inc.	6.750%	6/20/36	1,000	1,110
Travelers Property Casualty Corp.	6.375%	3/15/33	1,500	1,577
UnitedHealth Group, Inc.	5.800%	3/15/36	1,300	1,281
WellPoint Inc.	5.950%	12/15/34	1,250	1,231
WellPoint Inc.	5.850%	1/15/36	1,975	1,923
XL Capital Ltd.	6.375%	11/15/24	1,150	1,196
Real Estate Investment Trusts (0.1%)
Duke Realty LP	5.950%	2/15/17	750	764
EOP Operating LP	7.875%	7/15/31	650	771
Health Care Property Investors, Inc.	5.625%	5/1/17	375	359
Simon Property Group Inc.	5.875%	3/1/17	900	919
Other (0.0%)
J. Paul Getty Trust	5.875%	10/1/33	750	751

	230,955

Industrial (24.3%)
Basic Industry (1.8%)
Alcan, Inc.	7.250%	3/15/31	1,250	1,404
Alcan, Inc.	6.125%	12/15/33	1,075	1,061
Aluminum Co. of America	6.750%	1/15/28	600	667
BHP Finance USA Ltd.	6.420%	3/1/26	1,500	1,604
Dow Chemical Co.	7.375%	11/1/29	2,025	2,337
E.I. du Pont de Nemours & Co.	6.500%	1/15/28	800	864
Eastman Chemical Co.	7.250%	1/15/24	900	947
Eastman Chemical Co.	7.600%	2/1/27	300	325
Inco Ltd.	7.200%	9/15/32	1,050	1,123
Lubrizol Corp.	6.500%	10/1/34	200	201
Monsanto Co.	5.500%	8/15/25	1,350	1,292
Newmont Mining	5.875%	4/1/35	1,100	1,027
Noranda, Inc.	5.500%	6/15/17	1,250	1,207
Placer Dome, Inc.	6.450%	10/15/35	700	710
Potash Corp. of Saskatchewan	5.875%	12/1/36	850	821
3 Reliance Steel & Aluminum	6.850%	11/15/36	350	344
2 Rohm & Haas Co.	9.800%	4/15/20	371	457
Rohm & Haas Co.	7.850%	7/15/29	1,950	2,367
Southern Copper Corp.	7.500%	7/27/35	1,975	2,170
Teck Cominco Ltd.	6.125%	10/1/35	1,800	1,732
Vale Overseas Ltd.	6.250%	1/23/17	3,375	3,421
Vale Overseas Ltd.	8.250%	1/17/34	1,725	2,066
Vale Overseas Ltd.	6.875%	11/21/36	4,175	4,274
Westvaco Corp.	8.200%	1/15/30	575	642
Westvaco Corp.	7.950%	2/15/31	400	437
Weyerhaeuser Co.	6.950%	8/1/17	350	364
Weyerhaeuser Co.	8.500%	1/15/25	600	684
Weyerhaeuser Co.	7.950%	3/15/25	500	544
Weyerhaeuser Co.	7.375%	3/15/32	3,550	3,701
Willamette Ind	7.850%	7/1/26	1,000	1,065
Capital Goods (2.3%)
Boeing Co.	8.750%	8/15/21	300	395
Boeing Co.	8.750%	9/15/31	850	1,198
Boeing Co.	6.125%	2/15/33	925	1,000
Boeing Co.	6.625%	2/15/38	1,050	1,199
Caterpillar, Inc.	6.625%	7/15/28	825	916
Caterpillar, Inc.	7.300%	5/1/31	1,200	1,427
Caterpillar, Inc.	6.050%	8/15/36	1,000	1,030
Caterpillar, Inc.	6.950%	5/1/42	1,425	1,667
CRH America Inc.	6.400%	10/15/33	750	747
Deere & Co.	8.100%	5/15/30	1,000	1,296
Deere & Co.	7.125%	3/3/31	425	504
3 Embraer Overseas Ltd.	6.375%	1/24/17	700	694
Emerson Electric Co.	4.500%	5/1/13	600	574
Emerson Electric Co.	6.000%	8/15/32	400	415
Goodrich Corp.	6.800%	7/1/36	1,000	1,063
Honeywell International, Inc.	5.700%	3/15/36	1,625	1,606
Lafarge SA	7.125%	7/15/36	1,800	1,961
Lockheed Martin Corp.	7.750%	5/1/26	150	184
Lockheed Martin Corp.	6.150%	9/1/36	4,600	4,851
Masco Corp.	7.750%	8/1/29	550	594
Masco Corp.	6.500%	8/15/32	1,275	1,209
Minnesota Mining & Manufacturing Corp.	6.375%	2/15/28	500	548
Northrop Grumman Corp.	7.750%	2/15/31	4,300	5,340
3 Owens Corning, Inc.	6.500%	12/1/16	1,275	1,274
3 Owens Corning, Inc.	7.000%	12/1/36	700	690
PACTIV Corp.	7.950%	12/15/25	1,000	1,109
Raytheon Co.	6.400%	12/15/18	500	536
Raytheon Co.	7.200%	8/15/27	1,150	1,336
Raytheon Co.	7.000%	11/1/28	1,000	1,147
Republic Services, Inc.	6.086%	3/15/35	225	223
TRW, Inc.	7.750%	6/1/29	250	306
Tyco International Group SA	7.000%	6/15/28	2,675	3,090
United Technologies Corp.	8.875%	11/15/19	545	707
United Technologies Corp.	6.700%	8/1/28	250	282
United Technologies Corp.	7.500%	9/15/29	1,875	2,301
United Technologies Corp.	5.400%	5/1/35	2,100	2,040
United Technologies Corp.	6.050%	6/1/36	1,150	1,213
USA Waste Services, Inc.	7.000%	7/15/28	2,050	2,202
Waste Management, Inc.	7.750%	5/15/32	1,125	1,325
WMX Technologies Inc.	7.100%	8/1/26	800	863
Communication (7.5%)
Alltel Corp.	7.875%	7/1/32	1,375	1,439
America Movil SA de C.V	6.375%	3/1/35	2,075	2,039
Ameritech Capital Funding	6.550%	1/15/28	1,000	991
AT&T Corp.	8.000%	11/15/31	4,425	5,505
AT&T Corp.	6.800%	5/15/36	1,275	1,354
AT&T Inc.	6.450%	6/15/34	3,975	4,061
AT&T Inc.	6.150%	9/15/34	3,000	2,963
BellSouth Capital Funding	7.875%	2/15/30	3,425	3,947
BellSouth Corp.	5.200%	12/15/16	350	337
BellSouth Corp.	6.550%	6/15/34	2,475	2,535
BellSouth Corp.	6.000%	11/15/34	1,480	1,418
BellSouth Telecommunications	6.375%	6/1/28	4,140	4,189
British Telecommunications PLC	9.125%	12/15/30	5,975	8,178
CBS Corp.	4.625%	5/15/18	150	129
CBS Corp.	7.875%	7/30/30	2,640	2,778
CBS Corp.	5.500%	5/15/33	525	437
CenturyTel Enterprises	6.875%	1/15/28	550	535
Cingular Wireless LLC	7.125%	12/15/31	2,425	2,690
Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	2,698	3,504
Comcast Cable Communications, Inc.	6.500%	1/15/17	1,575	1,642
Comcast Cable Communications, Inc.	8.875%	5/1/17	2,200	2,670
Comcast Corp.	5.875%	2/15/18	1,400	1,385
Comcast Corp.	7.050%	3/15/33	1,375	1,476
Comcast Corp.	5.650%	6/15/35	1,000	908
Comcast Corp.	6.500%	11/15/35	3,375	3,395
Comcast Corp.	6.450%	3/15/37	2,050	2,060
Deutsche Telekom International Finance	8.250%	6/15/30	8,125	10,003
Embarq Corp.	7.995%	6/1/36	2,500	2,596
France Telecom	8.500%	3/1/31	5,500	7,256
Grupo Televisa SA	6.625%	3/18/25	1,600	1,678
Grupo Televisa SA	8.500%	3/11/32	250	311
GTE Corp.	6.840%	4/15/18	1,000	1,061
GTE Corp.	8.750%	11/1/21	900	1,071
GTE Corp.	6.940%	4/15/28	2,275	2,359
Knight Ridder, Inc.	5.750%	9/1/17	1,075	1,003
Knight Ridder, Inc.	6.875%	3/15/29	200	190
Koninklijke KPN NV	8.375%	10/1/30	1,525	1,765
Michigan Bell Telephone Co.	7.850%	1/15/22	1,522	1,660
New Cingular Wireless Services	8.750%	3/1/31	4,600	5,980
New England Telephone & Telegraph Co.	7.875%	11/15/29	400	434
News America Holdings, Inc.	8.150%	10/17/36	1,225	1,450
News America Holdings, Inc.	7.750%	12/1/45	1,225	1,390
News America Inc.	7.250%	5/18/18	350	382
News America Inc.	6.550%	3/15/33	225	225
News America Inc.	6.200%	12/15/34	4,075	3,953
News America Inc.	6.400%	12/15/35	2,125	2,119
Pacific Bell	7.125%	3/15/26	550	597
Sprint Capital Corp.	6.900%	5/1/19	2,925	3,020
Sprint Capital Corp.	6.875%	11/15/28	6,200	6,187
Sprint Capital Corp.	8.750%	3/15/32	3,125	3,754
Sprint Nextel Corp.	6.000%	12/1/16	4,750	4,632
TCI Communications, Inc.	7.875%	2/15/26	2,200	2,514
Telecom Italia Capital	6.375%	11/15/33	3,975	3,771
Telecom Italia Capital	6.000%	9/30/34	500	451
Telecom Italia Capital	7.200%	7/18/36	1,625	1,698
Telefonica Emisiones SAU	7.045%	6/20/36	4,725	5,053
Telefonica Europe BV	8.250%	9/15/30	2,500	2,990
Thomson Corp.	5.500%	8/15/35	650	591
Time Warner Entertainment	8.375%	3/15/23	2,425	2,838
Time Warner Entertainment	8.375%	7/15/33	1,950	2,355
US Cellular	6.700%	12/15/33	950	898
Verizon Global Funding Corp.	7.750%	12/1/30	7,350	8,624
Verizon Global Funding Corp.	5.850%	9/15/35	1,375	1,323
Verizon Maryland, Inc.	5.125%	6/15/33	500	412
Verizon New York, Inc.	7.375%	4/1/32	650	670
Vodafone AirTouch PLC	7.875%	2/15/30	2,000	2,344
Vodafone Group PLC	4.625%	7/15/18	2,000	1,792
Vodafone Group PLC	6.250%	11/30/32	200	200
Consumer Cyclical (3.1%)
Chrysler Corp.	7.450%	3/1/27	2,400	2,558
Chrysler Corp.	7.450%	2/1/97	829	839
Chrysler Corp.	7.400%	8/1/97	1,000	1,005
DaimlerChrysler North America Holding Corp.	8.500%	1/18/31	2,875	3,425
Federated Department Stores, Inc.	6.790%	7/15/27	800	794
Federated Department Stores, Inc.	7.000%	2/15/28	1,100	1,119
Federated Department Stores, Inc.	6.900%	4/1/29	150	152
Federated Retail Holding	5.900%	12/1/16	975	976
Home Depot Inc.	5.875%	12/16/36	5,325	5,231
J.C. Penney Co., Inc.	7.950%	4/1/17	900	1,021
J.C. Penney Co., Inc.	7.125%	11/15/23	1,000	1,097
J.C. Penney Co., Inc.	7.400%	4/1/37	750	815
Johnson Controls, Inc.	6.000%	1/15/36	425	408
Kohl's Corp.	6.000%	1/15/33	400	388
Limited Brands Inc.	6.950%	3/1/33	250	251
Lowe's Cos., Inc.	6.875%	2/15/28	550	623
Lowe's Cos., Inc.	6.500%	3/15/29	1,800	1,907
Lowe's Cos., Inc.	5.500%	10/15/35	800	747
Lowe's Cos., Inc.	5.800%	10/15/36	800	776
May Department Stores Co.	6.650%	7/15/24	1,450	1,445
May Department Stores Co.	6.700%	7/15/34	2,350	2,320
Nordstrom, Inc.	6.950%	3/15/28	300	323
Pulte Homes, Inc.	7.875%	6/15/32	1,000	1,099
Pulte Homes, Inc.	6.375%	5/15/33	600	565
Pulte Homes, Inc.	6.000%	2/15/35	150	137
Target Corp.	7.000%	7/15/31	550	634
Target Corp.	6.350%	11/1/32	2,475	2,658
The Walt Disney Co.	7.000%	3/1/32	2,500	2,882
Time Warner, Inc.	9.150%	2/1/23	1,980	2,459
Time Warner, Inc.	7.570%	2/1/24	500	546
Time Warner, Inc.	6.625%	5/15/29	5,275	5,313
Time Warner, Inc.	7.625%	4/15/31	5,835	6,498
Time Warner, Inc.	7.700%	5/1/32	2,040	2,302
Time Warner, Inc.	6.500%	11/15/36	1,700	1,695
Viacom Inc.	6.875%	4/30/36	3,075	3,034
Wal-Mart Stores, Inc.	7.550%	2/15/30	3,500	4,247
Wal-Mart Stores, Inc.	5.250%	9/1/35	3,675	3,373
3 Western Union Co.	6.200%	11/17/36	850	797
3 Wyndham Worldwide	6.000%	12/1/16	875	855
Consumer Noncyclical (4.0%)
Anheuser-Busch Cos., Inc.	7.125%	7/1/17	600	612
Anheuser-Busch Cos., Inc.	6.800%	8/20/32	3,125	3,444
Anheuser-Busch Cos., Inc.	5.950%	1/15/33	650	645
Anheuser-Busch Cos., Inc.	5.750%	4/1/36	400	383
Archer-Daniels-Midland Co.	8.375%	4/15/17	1,000	1,208
Archer-Daniels-Midland Co.	7.500%	3/15/27	350	419
Archer-Daniels-Midland Co.	6.625%	5/1/29	250	275
Archer-Daniels-Midland Co.	7.000%	2/1/31	2,625	3,022
Archer-Daniels-Midland Co.	5.935%	10/1/32	255	259
Archer-Daniels-Midland Co.	5.375%	9/15/35	1,325	1,255
Boston Scientific	6.250%	11/15/35	1,450	1,444
Bristol-Myers Squibb Co.	7.150%	6/15/23	1,950	2,197
Bristol-Myers Squibb Co.	6.800%	11/15/26	239	262
Bristol-Myers Squibb Co.	5.875%	11/15/36	2,700	2,671
Bristol-Myers Squibb Co.	6.875%	8/1/97	200	213
C.R. Bard, Inc.	6.700%	12/1/26	500	532
Cardinal Health, Inc.	5.850%	12/15/17	1,975	1,965
Coca-Cola Enterprises Inc.	8.500%	2/1/22	2,000	2,518
Coca-Cola Enterprises Inc.	8.000%	9/15/22	500	607
Coca-Cola Enterprises Inc.	7.000%	10/1/26	1,175	1,320
Coca-Cola Enterprises Inc.	6.950%	11/15/26	3,850	4,327
3 ConAgra Foods, Inc.	5.819%	6/15/17	621	617
ConAgra Foods, Inc.	9.750%	3/1/21	129	164
ConAgra Foods, Inc.	7.125%	10/1/26	1,150	1,261
ConAgra Foods, Inc.	7.000%	10/1/28	175	189
ConAgra Foods, Inc.	8.250%	9/15/30	950	1,162
Diageo Capital PLC	5.875%	9/30/36	500	493
Eli Lilly & Co.	7.125%	6/1/25	1,000	1,168
Fortune Brands Inc.	5.875%	1/15/36	1,475	1,348
Genentech Inc.	5.250%	7/15/35	1,025	959
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	1,350	1,311
Grand Metropolitan Investment Corp.	7.450%	4/15/35	1,325	1,576
H.J. Heinz Co.	6.750%	3/15/32	1,600	1,621
Johnson & Johnson	6.950%	9/1/29	1,125	1,349
Johnson & Johnson	4.950%	5/15/33	1,125	1,055
Kellogg Co.	7.450%	4/1/31	2,600	3,088
Kimberly-Clark Corp.	6.250%	7/15/18	675	712
Kraft Foods, Inc.	6.500%	11/1/31	2,150	2,310
Kroger Co.	7.700%	6/1/29	375	418
Kroger Co.	8.000%	9/15/29	1,925	2,204
Kroger Co.	7.500%	4/1/31	850	954
Merck & Co.	6.300%	1/1/26	500	524
Merck & Co.	6.400%	3/1/28	1,750	1,867
Merck & Co.	5.950%	12/1/28	1,050	1,060
Pepsi Bottling Group, Inc.	7.000%	3/1/29	2,575	2,942
PepsiAmericas Inc.	5.000%	5/15/17	750	713
Pharmacia Corp.	6.500%	12/1/18	750	818
Pharmacia Corp.	6.600%	12/1/28	2,000	2,263
Philip Morris Cos., Inc.	7.750%	1/15/27	1,800	2,180
Procter & Gamble Co.	6.450%	1/15/26	1,600	1,749
Procter & Gamble Co.	5.500%	2/1/34	850	837
Procter & Gamble Co.	5.800%	8/15/34	600	616
2 Procter & Gamble Co. ESOP	9.360%	1/1/21	2,466	3,104
Safeway, Inc.	7.250%	2/1/31	856	931
Schering-Plough Corp.	6.750%	12/1/33	1,950	2,129
Sysco Corp.	5.375%	9/21/35	1,000	947
Teva Pharmaceutical Finance LLC	6.150%	2/1/36	2,400	2,336
Unilever Capital Corp.	5.900%	11/15/32	3,925	3,965
Wyeth	6.450%	2/1/24	1,225	1,314
Wyeth	6.500%	2/1/34	1,125	1,227
Wyeth	6.000%	2/15/36	2,325	2,382
Energy (3.2%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	1,000	1,129
Amerada Hess Corp.	7.875%	10/1/29	3,500	4,075
Amerada Hess Corp.	7.125%	3/15/33	575	628
Anadarko Finance Co.	7.500%	5/1/31	1,500	1,703
Anadarko Petroleum Corp.	6.450%	9/15/36	4,550	4,602
Apache Finance Canada	7.750%	12/15/29	650	791
Baker Hughes, Inc.	6.875%	1/15/29	1,000	1,105
Burlington Resources, Inc.	7.200%	8/15/31	650	760
Burlington Resources, Inc.	7.400%	12/1/31	1,675	2,003
Canadian Natural Resources	7.200%	1/15/32	1,400	1,536
Canadian Natural Resources	6.450%	6/30/33	675	671
Canadian Natural Resources	6.500%	2/15/37	2,150	2,152
ChevronTexaco Corp.	9.750%	3/15/20	500	691
Conoco Funding Co.	7.250%	10/15/31	400	470
ConocoPhillips Canada	5.950%	10/15/36	1,750	1,781
Devon Energy Corp.	7.950%	4/15/32	250	306
Devon Financing Corp.	7.875%	9/30/31	4,100	4,931
Encana Corp.	6.500%	8/15/34	3,125	3,213
Global Marine, Inc.	7.000%	6/1/28	800	873
Husky Energy Inc.	6.150%	6/15/19	510	514
Kerr McGee Corp.	6.950%	7/1/24	2,000	2,136
Kerr McGee Corp.	7.875%	9/15/31	500	601
Lasmo Inc.	7.300%	11/15/27	600	708
Marathon Oil Corp.	6.800%	3/15/32	1,000	1,101
Nexen, Inc.	7.875%	3/15/32	550	654
Nexen, Inc.	5.875%	3/10/35	1,850	1,744
Noble Energy Inc.	8.000%	4/1/27	775	910
Norsk Hydro	7.250%	9/23/27	2,175	2,537
Norsk Hydro	7.150%	1/15/29	1,000	1,159
Occidental Petroleum	7.200%	4/1/28	1,400	1,605
Occidental Petroleum	8.450%	2/15/29	200	262
Petro-Canada	7.875%	6/15/26	150	176
Petro-Canada	7.000%	11/15/28	250	269
Petro-Canada	5.350%	7/15/33	1,650	1,441
Petro-Canada	5.950%	5/15/35	2,000	1,907
Suncor Energy, Inc.	7.150%	2/1/32	800	930
Suncor Energy, Inc.	5.950%	12/1/34	875	881
Sunoco, Inc.	5.750%	1/15/17	875	857
Talisman Energy, Inc.	7.250%	10/15/27	450	493
Talisman Energy, Inc.	5.850%	2/1/37	2,500	2,295
Tosco Corp.	8.125%	2/15/30	7,500	9,553
Transocean Sedco Forex, Inc.	7.500%	4/15/31	1,275	1,437
Valero Energy Corp.	7.500%	4/15/32	1,800	2,055
Weatherford International Inc.	6.500%	8/1/36	1,150	1,157
XTO Energy, Inc.	6.100%	4/1/36	500	486
Technology (0.8%)
Corning Inc.	7.250%	8/15/36	600	642
Dell Inc.	7.100%	4/15/28	500	540
Electronic Data Systems	7.450%	10/15/29	375	410
International Business Machines Corp.	7.000%	10/30/25	1,050	1,194
International Business Machines Corp.	6.220%	8/1/27	4,600	4,840
International Business Machines Corp.	6.500%	1/15/28	2,800	3,057
International Business Machines Corp.	7.125%	12/1/96	400	460
Motorola, Inc.	7.500%	5/15/25	900	1,043
Motorola, Inc.	6.500%	9/1/25	1,475	1,553
Motorola, Inc.	6.500%	11/15/28	1,000	1,059
Pitney Bowes, Inc.	4.750%	5/15/18	1,000	923
Science Applications International Corp.	5.500%	7/1/33	500	445
Xerox Corp.	6.750%	2/1/17	1,350	1,401
Transportation (1.6%)
Burlington Northern Santa Fe Corp.	7.000%	12/15/25	700	788
Burlington Northern Santa Fe Corp.	7.950%	8/15/30	1,300	1,612
Burlington Northern Santa Fe Corp.	6.200%	8/15/36	1,425	1,462
Canadian National Railway Co.	6.800%	7/15/18	1,025	1,134
Canadian National Railway Co.	6.250%	8/1/34	1,850	1,971
Canadian National Railway Co.	6.200%	6/1/36	1,325	1,399
Canadian Pacific Rail	7.125%	10/15/31	2,075	2,424
CNF, Inc.	6.700%	5/1/34	700	669
2 Continental Airlines, Inc.	6.648%	9/15/17	2,659	2,766
2 Continental Airlines, Inc.	6.900%	1/2/18	965	1,008
2 Continental Airlines, Inc.	6.545%	2/2/19	1,025	1,059
CSX Corp.	7.900%	5/1/17	1,000	1,166
CSX Corp.	7.950%	5/1/27	675	827
CSX Corp.	6.000%	10/1/36	750	752
Federal Express Corp.	7.600%	7/1/97	1,000	1,161
Norfolk Southern Corp.	7.700%	5/15/17	2,400	2,782
Norfolk Southern Corp.	9.750%	6/15/20	411	555
Norfolk Southern Corp.	5.590%	5/17/25	716	697
Norfolk Southern Corp.	7.800%	5/15/27	2,802	3,419
Norfolk Southern Corp.	5.640%	5/17/29	698	674
Norfolk Southern Corp.	7.250%	2/15/31	1,009	1,181
Norfolk Southern Corp.	7.900%	5/15/97	450	556
Southwest Airlines Co.	5.125%	3/1/17	650	607
Union Pacific Corp.	7.125%	2/1/28	600	685
Union Pacific Corp.	6.625%	2/1/29	1,125	1,226
United Parcel Service of America	8.375%	4/1/20	500	634
United Parcel Service of America	8.375%	4/1/30	500	664
Other (0.0%)
Dover Corp.	5.375%	10/15/35	350	332
Rockwell International Corp.	6.700%	1/15/28	300	330

	535,235

Utilities (5.2%)
Electric (4.1%)
AEP Texas Central Co.	6.650%	2/15/33	1,950	2,072
Alabama Power Co.	5.500%	10/15/17	1,425	1,424
AmerenEnergy Generating	7.950%	6/1/32	1,750	2,090
Appalachian Power Co.	5.800%	10/1/35	350	333
Arizona Public Service Co.	5.500%	9/1/35	300	268
3 Baltimore Gas & Electric Co.	6.350%	10/1/36	1,000	1,028
CenterPoint Energy Houston	6.950%	3/15/33	925	1,025
Cleveland Electric Illumination Co.	7.880%	11/1/17	250	293
Cleveland Electric Illumination Co.	5.950%	12/15/36	1,000	951
Columbus Southern Power	5.850%	10/1/35	800	782
Commonwealth Edison Co.	5.875%	2/1/33	250	242
Commonwealth Edison Co.	5.900%	3/15/36	500	486
Connecticut Light & Power Co.	6.350%	6/1/36	750	800
Consolidated Edison Co. of New York	5.300%	3/1/35	775	715
Consolidated Edison Co. of New York	5.850%	3/15/36	2,225	2,221
Consolidated Edison Co. of New York	6.200%	6/15/36	550	576
Constellation Energy Group, Inc.	7.600%	4/1/32	1,800	2,116
Consumers Energy Co.	5.650%	4/15/20	1,250	1,228
Detroit Edison Co.	5.700%	10/1/37	500	487
Dominion Resources, Inc.	6.750%	12/15/32	1,000	1,086
Dominion Resources, Inc.	6.300%	3/15/33	1,150	1,182
Dominion Resources, Inc.	5.950%	6/15/35	1,925	1,906
DTE Energy Co.	6.375%	4/15/33	1,000	1,027
Duke Capital Corp.	8.000%	10/1/19	425	495
Duke Capital Corp.	6.750%	2/15/32	575	613
Duke Energy Corp.	6.000%	12/1/28	1,000	1,011
Duke Energy Corp.	6.450%	10/15/32	1,050	1,124
El Paso Electric Co.	6.000%	5/15/35	725	700
Energy East Corp.	6.750%	7/15/36	1,425	1,512
Exelon Corp.	5.625%	6/15/35	475	450
FirstEnergy Corp.	7.375%	11/15/31	5,050	5,781
Florida Power & Light Co.	5.950%	10/1/33	350	358
Florida Power & Light Co.	5.625%	4/1/34	1,174	1,149
Florida Power & Light Co.	4.950%	6/1/35	775	686
Florida Power & Light Co.	5.400%	9/1/35	1,625	1,538
Florida Power & Light Co.	6.200%	6/1/36	350	371
Florida Power & Light Co.	5.650%	2/1/37	750	736
Indiana Michigan Power Co.	6.050%	3/15/37	725	711
Kansas City Power & Light	6.050%	11/15/35	500	496
MidAmerican Energy Co.	6.750%	12/30/31	1,800	2,001
MidAmerican Energy Co.	5.750%	11/1/35	850	831
MidAmerican Energy Co.	5.800%	10/15/36	875	855
MidAmerican Energy Holdings Co.	8.480%	9/15/28	300	380
MidAmerican Energy Holdings Co.	6.125%	4/1/36	4,425	4,486
National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	1,900	2,431
NiSource Finance Corp.	5.250%	9/15/17	2,025	1,905
NiSource Finance Corp.	5.450%	9/15/20	725	680
Northern States Power Co.	5.250%	7/15/35	1,175	1,093
Northern States Power Co.	6.250%	6/1/36	725	776
Ohio Power Co.	6.600%	2/15/33	400	424
Oncor Electric Delivery Co.	7.000%	9/1/22	1,425	1,529
Oncor Electric Delivery Co.	7.000%	5/1/32	1,150	1,255
Oncor Electric Delivery Co.	7.250%	1/15/33	325	366
Pacific Gas & Electric Co.	6.050%	3/1/34	6,650	6,727
PacifiCorp	7.700%	11/15/31	400	497
PacifiCorp	5.250%	6/15/35	1,150	1,057
Pepco Holdings, Inc.	7.450%	8/15/32	300	346
PPL Energy Supply LLC	6.000%	12/15/36	1,350	1,293
Progress Energy, Inc.	7.750%	3/1/31	1,725	2,086
Progress Energy, Inc.	7.000%	10/30/31	925	1,038
PSE&G Power LLC	8.625%	4/15/31	1,000	1,293
PSI Energy Inc.	6.120%	10/15/35	600	602
Puget Sound Energy Inc.	5.483%	6/1/35	825	750
Puget Sound Energy Inc.	6.274%	3/15/37	1,425	1,452
South Carolina Electric & Gas Co.	6.625%	2/1/32	500	557
South Carolina Electric & Gas Co.	5.300%	5/15/33	950	891
Southern California Edison Co.	6.650%	4/1/29	700	750
Southern California Edison Co.	6.000%	1/15/34	1,125	1,147
Southern California Edison Co.	5.750%	4/1/35	400	394
Southern California Edison Co.	5.350%	7/15/35	2,250	2,094
Southern California Edison Co.	5.625%	2/1/36	1,000	968
Southern California Edison Co.	5.550%	1/15/37	600	574
Tampa Electric Co.	6.550%	5/15/36	450	477
Toledo Edison Co.	6.150%	5/15/37	600	591
United Utilities PLC	5.375%	2/1/19	1,000	949
United Utilities PLC	6.875%	8/15/28	375	395
Virginia Electric & Power Co.	6.000%	1/15/36	900	898
Wisconsin Electric Power Co.	5.625%	5/15/33	450	444
Xcel Energy, Inc.	6.500%	7/1/36	650	684
Natural Gas (1.1%)
AGL Capital Corp.	6.000%	10/1/34	850	821
Boardwalk Pipelines LLC	5.500%	2/1/17	825	797
Consolidated Natural Gas	6.800%	12/15/27	1,500	1,628
Duke Energy Field Services	8.125%	8/16/30	500	615
Energy Transfer Partners LP	6.125%	2/15/17	850	861
Energy Transfer Partners LP	6.625%	10/15/36	725	746
Enterprise Products Operating LP	6.875%	3/1/33	875	919
Enterprise Products Operating LP	6.650%	10/15/34	900	925
KeySpan Corp.	8.000%	11/15/30	1,175	1,443
Kinder Morgan Energy Partners LP	7.750%	3/15/32	500	567
Kinder Morgan Energy Partners LP	7.300%	8/15/33	1,000	1,081
Kinder Morgan Energy Partners LP	5.800%	3/15/35	1,550	1,384
Kinder Morgan, Inc.	6.400%	1/5/36	550	494
KN Energy, Inc.	7.250%	3/1/28	1,550	1,499
ONEOK Inc.	6.000%	6/15/35	975	890
ONEOK Partners, LP	6.650%	10/1/36	1,850	1,898
3 Plains All American Pipeline LP	6.125%	1/15/17	1,500	1,506
3 Plains All American Pipeline LP	6.650%	1/15/37	400	407
San Diego Gas & Electric	5.350%	5/15/35	1,275	1,214
Southern California Gas Co.	5.750%	11/15/35	75	75
Southern Union Co.	7.600%	2/1/24	500	519
Southern Union Co.	8.250%	11/15/29	1,000	1,136
Texas Eastern Transmission	7.000%	7/15/32	700	780
Trans-Canada Pipelines	5.600%	3/31/34	1,725	1,632
Trans-Canada Pipelines	5.850%	3/15/36	1,775	1,726

	115,598

Total Corporate Bonds
(Cost $878,776)	885,112

Sovereign Bonds (U.S. Dollar-Denominated) (4.3%)

Asian Development Bank	5.593%	7/16/18	2,200	2,270
European Investment Bank	4.875%	2/15/36	1,000	928
Inter-American Development Bank	7.000%	6/15/25	750	898
International Bank for Reconstruction & Development	7.625%	1/19/23	1,807	2,266
International Bank for Reconstruction & Development	8.875%	3/1/26	1,000	1,422
International Bank for Reconstruction & Development	4.750%	2/15/35	2,225	2,077
Korea Electric Power	7.000%	2/1/27	750	857
Kreditanstalt fur Wiederaufbau	0.000%	4/18/36	3,700	820
Pemex Project Funding Master Trust	8.625%	2/1/22	2,750	3,400
Pemex Project Funding Master Trust	6.625%	6/15/35	4,900	5,018
Province of British Columbia	6.500%	1/15/26	1,500	1,719
Province of Manitoba	9.250%	4/1/20	1,500	2,055
Province of Nova Scotia	9.125%	5/1/21	1,280	1,742
Province of Quebec	4.875%	5/5/14	500	491
Province of Quebec	7.500%	7/15/23	600	735
Province of Quebec	7.125%	2/9/24	3,800	4,515
Province of Quebec	7.500%	9/15/29	2,950	3,726
Province of Saskatchewan	7.375%	7/15/13	600	674
Quebec Hydro Electric	9.400%	2/1/21	1,480	2,069
Quebec Hydro Electric	8.400%	1/15/22	775	1,013
Quebec Hydro Electric	8.050%	7/7/24	5,000	6,493
Quebec Hydro Electric	8.500%	12/1/29	500	695
Region of Lombardy, Italy	5.804%	10/25/32	2,375	2,404
Republic of Finland	6.950%	2/15/26	195	234
Republic of Italy	6.875%	9/27/23	6,600	7,662
Republic of Italy	5.375%	6/15/33	4,725	4,635
Republic of Korea	5.625%	11/3/25	900	899
Republic of South Africa	8.500%	6/23/17	900	1,090
United Mexican States	5.625%	1/15/17	5,425	5,436
United Mexican States	8.125%	12/30/19	7,250	8,863
United Mexican States	8.000%	9/24/22	4,300	5,263
United Mexican States	8.300%	8/15/31	2,825	3,636
United Mexican States	7.500%	4/8/33	3,900	4,606
United Mexican States	6.750%	9/27/34	4,125	4,476

Total Sovereign Bonds
(Cost $91,603)	95,087

Taxable Municipal Bonds (1.3%)

Illinois (Taxable Pension) GO	4.950%	6/1/23	1,225	1,172
Illinois (Taxable Pension) GO	5.100%	6/1/33	18,150	17,374
Kansas Dev. Finance Auth. Rev. (Public Employee Retirement System)	5.501%	5/1/34	500	501
New Jersey Econ. Dev. Auth. State Pension Rev	7.425%	2/15/29	1,250	1,543
New Jersey Turnpike Auth. Rev	4.252%	1/1/16	30	28
New Jersey Turnpike Auth. Rev	4.252%	1/1/16	570	538
Oregon (Taxable Pension) GO	5.762%	6/1/23	600	625
Oregon (Taxable Pension) GO	5.892%	6/1/27	1,850	1,937
Oregon School Board Assn	4.759%	6/30/28	1,850	1,699
Oregon School Board Assn	5.528%	6/30/28	1,500	1,507
Wisconsin Public Service Rev	5.700%	5/1/26	900	931

Total Taxable Municipal Bonds
(Cost $27,442)	27,855

Temporary Cash Investment (0.5%)			Shares

4 Vanguard Market Liquidity Fund, 5.294%
(Cost $10,884)			10,884,295	10,884

Total Investments (98.2%)
(Cost $2,129,488)	2,167,818

Other Assets and Liabilities - Net (1.8%)	39,004

Net Assets (100%)	2,206,822

1	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, the aggregate value of these securities was $11,120,000, representing 0.5% of net assets.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield. GO - General Obligation Bond.

Vanguard Intermediate-Term Bond Index Fund Schedule of Investments December 31, 2006
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

U.S. Government and Agency Obligations (49.3%)

U.S. Government Securities (34.6%)
U.S. Treasury Bond	10.375%	11/15/12	12,075	12,613
U.S. Treasury Bond	3.625%	5/15/13	10,225	9,635
U.S. Treasury Bond	4.000%	2/15/15	82,425	78,523
U.S. Treasury Bond	11.250%	2/15/15	108,735	156,222
U.S. Treasury Bond	10.625%	8/15/15	59,030	83,509
U.S. Treasury Bond	9.875%	11/15/15	146,775	201,151
U.S. Treasury Bond	9.250%	2/15/16	114,525	152,586
U.S. Treasury Bond	7.250%	5/15/16	191,150	227,260
U.S. Treasury Bond	7.500%	11/15/16	28,525	34,671
U.S. Treasury Bond	8.750%	5/15/17	140,125	185,404
U.S. Treasury Bond	8.875%	8/15/17	4,900	6,556
U.S. Treasury Bond	9.125%	5/15/18	93,500	128,635
U.S. Treasury Bond	8.875%	2/15/19	950	1,300
U.S. Treasury Note	4.250%	10/31/07	5,125	5,091
U.S. Treasury Note	4.375%	12/31/07	63,500	63,113
U.S. Treasury Note	4.375%	1/31/08	8,525	8,468
U.S. Treasury Note	4.625%	9/30/08	34,725	34,589
U.S. Treasury Note	4.750%	11/15/08	3,100	3,096
U.S. Treasury Note	4.875%	2/15/12	500	505
U.S. Treasury Note	4.375%	8/15/12	5,960	5,874
U.S. Treasury Note	4.000%	11/15/12	68,175	65,821
U.S. Treasury Note	3.875%	2/15/13	76,675	73,393
U.S. Treasury Note	4.250%	8/15/13	27,925	27,227
U.S. Treasury Note	4.250%	11/15/13	80,325	78,204
U.S. Treasury Note	4.000%	2/15/14	260,710	249,549
U.S. Treasury Note	4.750%	5/15/14	103,775	104,051
U.S. Treasury Note	4.250%	8/15/14	24,925	24,197
U.S. Treasury Note	4.250%	11/15/14	134,845	130,821
U.S. Treasury Note	4.125%	5/15/15	1,325	1,272
U.S. Treasury Note	5.125%	5/15/16	250	258
U.S. Treasury Note	4.875%	8/15/16	225	228

				2,153,822

Agency Bonds and Notes (14.7%)
Arab Republic of Egypt (U.S. Government Guaranteed)	4.450%	9/15/15	6,825	6,582
1 Federal Farm Credit Bank	4.875%	12/16/15	7,450	7,351
1 Federal Farm Credit Bank	5.125%	8/25/16	7,200	7,251
1 Federal Home Loan Bank	5.750%	5/15/12	7,475	7,758
1 Federal Home Loan Bank	4.500%	11/15/12	24,175	23,642
1 Federal Home Loan Bank	3.875%	6/14/13	6,500	6,116
1 Federal Home Loan Bank	5.375%	6/14/13	5,000	5,087
1 Federal Home Loan Bank	5.125%	8/14/13	34,300	34,564
1 Federal Home Loan Bank	4.500%	9/16/13	38,400	37,322
1 Federal Home Loan Bank	5.250%	6/18/14	20,325	20,713
1 Federal Home Loan Bank	5.375%	5/18/16	21,350	21,942
1 Federal Home Loan Bank	5.625%	6/13/16	4,325	4,470
1 Federal Home Loan Bank	4.750%	12/16/16	19,650	19,252
1 Federal Home Loan Mortgage Corp.	5.750%	1/15/12	46,875	48,493
1 Federal Home Loan Mortgage Corp.	5.125%	7/15/12	59,000	59,447
1 Federal Home Loan Mortgage Corp.	4.500%	1/15/13	50,850	49,625
1 Federal Home Loan Mortgage Corp.	4.500%	7/15/13	44,975	43,791
1 Federal Home Loan Mortgage Corp.	4.875%	11/15/13	60,250	59,998
1 Federal Home Loan Mortgage Corp.	4.500%	1/15/14	15,000	14,588
1 Federal Home Loan Mortgage Corp.	5.000%	7/15/14	51,100	51,321
1 Federal Home Loan Mortgage Corp.	5.250%	4/18/16	26,500	27,005
1 Federal Home Loan Mortgage Corp.	5.500%	7/18/16	15,000	15,586
1 Federal Home Loan Mortgage Corp.	5.125%	10/18/16	5,000	5,044
1 Federal National Mortgage Assn	6.125%	3/15/12	72,235	76,024
1 Federal National Mortgage Assn	5.250%	8/1/12	3,500	3,504
1 Federal National Mortgage Assn	4.375%	9/15/12	30,675	29,781
1 Federal National Mortgage Assn	4.375%	3/15/13	13,400	12,987
1 Federal National Mortgage Assn	4.625%	5/1/13	6,600	6,405
1 Federal National Mortgage Assn	4.625%	10/15/13	56,500	55,364
1 Federal National Mortgage Assn	5.125%	1/2/14	9,550	9,533
1 Federal National Mortgage Assn	4.625%	10/15/14	31,625	30,965
1 Federal National Mortgage Assn	5.000%	3/15/16	21,025	21,054
1 Federal National Mortgage Assn	5.250%	9/15/16	32,925	33,498
1 Federal National Mortgage Assn	4.875%	12/15/16	29,900	29,608
Private Export Funding Corp.	7.200%	1/15/10	6,500	6,897
1 Tennessee Valley Auth	6.790%	5/23/12	5,000	5,412
1 Tennessee Valley Auth	6.000%	3/15/13	6,000	6,298
1 Tennessee Valley Auth	4.750%	8/1/13	4,000	3,932
1 Tennessee Valley Auth	4.375%	6/15/15	7,000	6,696

				914,906

Total U.S. Government and Agency Obligations
(Cost $3,071,576)				3,068,728

Corporate Bonds (42.6%)

Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
2 Bear Stearns Commercial Mortgage Securities, Inc.	5.610%	11/15/33	2,500	2,526
2,3 Citicorp Lease Pass-Through Trust	8.040%	12/15/19	2,100	2,482
2,3 Commercial Mortgage Lease-Backed Certificate	6.746%	6/20/31	384	400

				5,408

Finance (19.7%)
Banking (7.4%)
AmSouth Bank NA	4.850%	4/1/13	1,500	1,459
AmSouth Bank NA	5.200%	4/1/15	2,000	1,962
Banco Bradesco SA	8.750%	10/24/13	1,500	1,703
Bank of America Corp.	6.250%	4/15/12	14,150	14,797
Bank of America Corp.	4.875%	9/15/12	3,000	2,953
Bank of America Corp.	4.875%	1/15/13	1,000	984
Bank of America Corp.	5.375%	6/15/14	2,775	2,794
Bank of America Corp.	5.125%	11/15/14	2,100	2,079
Bank of America Corp.	5.250%	12/1/15	5,000	4,937
Bank of America Corp.	5.750%	8/15/16	3,900	3,998
Bank of America Corp.	5.625%	10/14/16	12,875	13,121
Bank of New York Co., Inc.	6.375%	4/1/12	1,500	1,577
Bank of New York Co., Inc.	4.950%	3/15/15	2,300	2,239
Bank One Corp.	5.250%	1/30/13	925	921
BB&T Corp.	4.750%	10/1/12	5,500	5,353
BB&T Corp.	5.200%	12/23/15	5,425	5,333
BB&T Corp.	5.625%	9/15/16	1,150	1,168
Citigroup, Inc.	6.000%	2/21/12	5,050	5,235
Citigroup, Inc.	5.625%	8/27/12	8,050	8,197
Citigroup, Inc.	5.125%	5/5/14	3,125	3,103
Citigroup, Inc.	5.000%	9/15/14	25,344	24,726
Citigroup, Inc.	4.875%	5/7/15	3,600	3,472
Citigroup, Inc.	4.700%	5/29/15	2,600	2,497
Citigroup, Inc.	5.300%	1/7/16	4,900	4,883
Citigroup, Inc.	5.850%	8/2/16	6,400	6,647
Colonial Bank NA	6.375%	12/1/15	1,250	1,287
Comerica Bank	5.750%	11/21/16	1,300	1,310
Comerica Inc.	4.800%	5/1/15	1,500	1,418
Credit Suisse First Boston USA, Inc.	6.500%	1/15/12	11,290	11,915
Credit Suisse First Boston USA, Inc.	5.500%	8/15/13	12,975	13,161
Credit Suisse First Boston USA, Inc.	5.125%	1/15/14	2,000	1,983
Credit Suisse First Boston USA, Inc.	4.875%	1/15/15	5,050	4,908
Credit Suisse First Boston USA, Inc.	5.125%	8/15/15	7,725	7,611
Credit Suisse First Boston USA, Inc.	5.375%	3/2/16	3,225	3,235
Deutsche Bank Financial LLC	5.375%	3/2/15	4,050	4,056
Fifth Third Bank	4.750%	2/1/15	2,800	2,677
First Tennessee Bank	5.050%	1/15/15	2,800	2,715
Golden West Financial Corp.	4.750%	10/1/12	2,500	2,437
HSBC Bank USA	4.625%	4/1/14	8,275	7,937
HSBC Holdings PLC	5.250%	12/12/12	5,225	5,217
JPMorgan Chase & Co.	4.500%	1/15/12	1,875	1,816
JPMorgan Chase & Co.	5.750%	1/2/13	9,650	9,855
JPMorgan Chase & Co.	4.875%	3/15/14	6,950	6,750
JPMorgan Chase & Co.	5.125%	9/15/14	8,965	8,838
JPMorgan Chase & Co.	4.750%	3/1/15	5,000	4,819
JPMorgan Chase & Co.	5.250%	5/1/15	150	149
JPMorgan Chase & Co.	5.150%	10/1/15	15,250	14,986
JPMorgan Chase & Co.	5.875%	6/13/16	975	1,002
Key Bank NA	5.800%	7/1/14	3,800	3,871
Key Bank NA	4.950%	9/15/15	1,000	961
Key Bank NA	5.450%	3/3/16	3,025	3,014
Marshall & Ilsley Bank	5.250%	9/4/12	3,000	2,985
Marshall & Ilsley Bank	4.850%	6/16/15	700	675
MBNA America Bank NA	6.625%	6/15/12	4,800	5,079
MBNA Corp.	7.500%	3/15/12	2,400	2,643
MBNA Corp.	6.125%	3/1/13	3,375	3,523
Mellon Bank NA	4.750%	12/15/14	3,800	3,654
National City Bank	4.625%	5/1/13	4,500	4,317
NationsBank Corp.	7.750%	8/15/15	1,000	1,153
North Fork Bancorp., Inc.	5.875%	8/15/12	2,000	2,040
PaineWebber	7.625%	12/1/09	3,000	3,205
Paribas NY	6.950%	7/22/13	2,000	2,178
PNC Funding Corp.	5.250%	11/15/15	3,275	3,252
Regions Financial Corp.	6.375%	5/15/12	3,925	4,121
Royal Bank of Scotland Group PLC	5.000%	11/12/13	11,425	11,197
Royal Bank of Scotland Group PLC	5.000%	10/1/14	3,500	3,419
Royal Bank of Scotland Group PLC	5.050%	1/8/15	8,050	7,858
2 Royal Bank of Scotland Group PLC	5.512%	12/31/49	50	50
Southtrust Corp.	5.800%	6/15/14	1,350	1,374
Sovereign Bank	5.125%	3/15/13	5,600	5,490
State Street Capital Trust	5.300%	1/15/16	1,000	1,000
Sumitomo Mitsui Banking Corp.	8.000%	6/15/12	4,910	5,469
SunTrust Banks, Inc.	5.000%	9/1/15	3,550	3,462
Synovus Financial Corp.	4.875%	2/15/13	2,000	1,935
UFJ Finance Aruba AEC	6.750%	7/15/13	15,350	16,451
Union Bank of California NA	5.950%	5/11/16	4,100	4,221
UnionBanCal Corp.	5.250%	12/16/13	1,200	1,183
US Bank NA	6.300%	2/4/14	2,600	2,755
US Bank NA	4.950%	10/30/14	7,725	7,543
US Bank NA	4.800%	4/15/15	1,000	965
Wachovia Bank NA	4.800%	11/1/14	2,750	2,637
Wachovia Bank NA	4.875%	2/1/15	4,475	4,325
Wachovia Corp.	4.875%	2/15/14	8,900	8,601
Wachovia Corp.	5.250%	8/1/14	9,300	9,185
Wachovia Corp.	5.625%	10/15/16	9,850	9,899
Washington Mutual Bank	5.500%	1/15/13	4,200	4,202
Washington Mutual Bank	5.650%	8/15/14	3,375	3,383
Washington Mutual Bank	5.125%	1/15/15	6,600	6,412
Washington Mutual, Inc.	5.000%	3/22/12	1,800	1,773
Washington Mutual, Inc.	4.625%	4/1/14	2,000	1,875
Wells Fargo & Co.	5.125%	9/1/12	350	348
Wells Fargo & Co.	4.950%	10/16/13	5,225	5,116
Wells Fargo & Co.	4.625%	4/15/14	6,650	6,354
Wells Fargo & Co.	5.000%	11/15/14	8,475	8,275
Wells Fargo Bank NA	4.750%	2/9/15	6,975	6,711
Wells Fargo Bank NA	5.750%	5/16/16	4,600	4,734
Wells Fargo Financial	5.500%	8/1/12	350	355
Zions Bancorp	5.650%	5/15/14	1,200	1,200
Zions Bancorp	5.500%	11/16/15	6,850	6,774
Brokerage (3.6%)
Ameriprise Financial Inc.	5.650%	11/15/15	3,450	3,478
Amvescap PLC	5.375%	2/27/13	975	965
Bear Stearns Co., Inc.	5.700%	11/15/14	11,150	11,368
Bear Stearns Co., Inc.	5.300%	10/30/15	1,100	1,090
Goldman Sachs Group, Inc.	6.600%	1/15/12	5,625	5,945
Goldman Sachs Group, Inc.	5.700%	9/1/12	4,925	5,027
Goldman Sachs Group, Inc.	5.250%	4/1/13	18,250	18,210
Goldman Sachs Group, Inc.	4.750%	7/15/13	13,975	13,510
Goldman Sachs Group, Inc.	5.150%	1/15/14	10,725	10,563
Goldman Sachs Group, Inc.	5.000%	10/1/14	10,700	10,405
Goldman Sachs Group, Inc.	5.500%	11/15/14	5,425	5,435
Goldman Sachs Group, Inc.	5.125%	1/15/15	2,500	2,449
Goldman Sachs Group, Inc.	5.350%	1/15/16	10,600	10,510
Goldman Sachs Group, Inc.	5.750%	10/1/16	4,400	4,478
Jefferies Group Inc.	5.500%	3/15/16	2,000	1,959
Lehman Brothers Holdings, Inc.	6.625%	1/18/12	7,250	7,685
Lehman Brothers Holdings, Inc.	5.750%	5/17/13	4,350	4,453
Lehman Brothers Holdings, Inc.	8.800%	3/1/15	1,000	1,209
Lehman Brothers Holdings, Inc.	5.500%	4/4/16	8,425	8,454
Merrill Lynch & Co., Inc.	5.000%	2/3/14	8,650	8,498
Merrill Lynch & Co., Inc.	5.450%	7/15/14	750	754
Merrill Lynch & Co., Inc.	5.000%	1/15/15	15,925	15,575
Merrill Lynch & Co., Inc.	5.300%	9/30/15	2,775	2,757
Merrill Lynch & Co., Inc.	6.050%	5/16/16	6,450	6,682
Morgan Stanley Dean Witter	5.625%	1/9/12	6,500	6,616
Morgan Stanley Dean Witter	6.600%	4/1/12	6,115	6,490
Morgan Stanley Dean Witter	5.300%	3/1/13	31,500	31,523
Morgan Stanley Dean Witter	4.750%	4/1/14	13,500	12,947
Morgan Stanley Dean Witter	5.375%	10/15/15	3,550	3,529
Morgan Stanley Dean Witter	5.750%	10/18/16	5,000	5,089
Finance Companies (4.3%)
Allied Capital Corp.	6.000%	4/1/12	1,150	1,137
American Express Co.	4.875%	7/15/13	5,500	5,363
American Express Co.	5.500%	9/12/16	1,400	1,410
2 American Express Co.	6.800%	9/1/66	2,025	2,159
American Express Credit Corp.	5.300%	12/2/15	2,000	1,997
American General Finance Corp.	4.875%	7/15/12	2,050	2,002
American General Finance Corp.	5.850%	6/1/13	7,450	7,621
American General Finance Corp.	5.750%	9/15/16	7,375	7,467
Capital One Bank	6.500%	6/13/13	3,775	3,988
Capital One Bank	5.125%	2/15/14	3,150	3,105
Capital One Financial	4.800%	2/21/12	50	49
Capital One Financial	5.500%	6/1/15	3,750	3,750
Capital One Financial	6.150%	9/1/16	4,325	4,481
CIT Group Co. of Canada	5.200%	6/1/15	5,775	5,614
CIT Group, Inc.	7.750%	4/2/12	5,250	5,793
CIT Group, Inc.	5.400%	3/7/13	2,150	2,132
CIT Group, Inc.	5.000%	2/13/14	875	845
CIT Group, Inc.	5.125%	9/30/14	4,525	4,388
CIT Group, Inc.	5.000%	2/1/15	4,550	4,369
CIT Group, Inc.	5.400%	1/30/16	2,250	2,213
CIT Group, Inc.	5.850%	9/15/16	2,150	2,178
Countrywide Financial Corp.	6.250%	5/15/16	4,875	4,971
General Electric Capital Corp.	5.875%	2/15/12	29,550	30,401
General Electric Capital Corp.	8.125%	5/15/12	5,638	6,383
General Electric Capital Corp.	4.250%	6/15/12	4,950	4,726
General Electric Capital Corp.	6.000%	6/15/12	13,925	14,424
General Electric Capital Corp.	5.450%	1/15/13	4,000	4,043
General Electric Capital Corp.	5.650%	6/9/14	9,075	9,262
General Electric Capital Corp.	4.875%	3/4/15	5,000	4,867
General Electric Capital Corp.	5.000%	1/8/16	5,000	4,890
General Electric Capital Corp.	5.375%	10/20/16	3,175	3,181
2 HSBC Finance Capital Trust IX	5.911%	11/30/35	5,700	5,739
HSBC Finance Corp.	7.000%	5/15/12	4,400	4,742
HSBC Finance Corp.	6.375%	11/27/12	7,150	7,529
HSBC Finance Corp.	4.750%	7/15/13	10,075	9,751
HSBC Finance Corp.	5.250%	1/15/14	2,150	2,136
HSBC Finance Corp.	5.250%	4/15/15	4,425	4,375
HSBC Finance Corp.	5.000%	6/30/15	8,350	8,108
HSBC Finance Corp.	5.500%	1/19/16	9,425	9,478
International Lease Finance Corp.	4.750%	1/13/12	1,500	1,462
International Lease Finance Corp.	5.400%	2/15/12	3,450	3,459
International Lease Finance Corp.	5.000%	9/15/12	8,725	8,568
International Lease Finance Corp.	5.625%	9/20/13	1,400	1,414
iStar Financial Inc.	5.150%	3/1/12	5,500	5,358
3 iStar Financial Inc.	5.950%	10/15/13	1,625	1,633
iStar Financial Inc.	5.875%	3/15/16	2,475	2,460
PHH Corp.	7.125%	3/1/13	2,050	2,136
Residential Capital Corp.	6.500%	4/17/13	12,625	12,818
SLM Corp.	5.375%	1/15/13	10,500	10,504
SLM Corp.	5.000%	10/1/13	4,500	4,380
SLM Corp.	5.375%	5/15/14	4,750	4,711
SLM Corp.	5.050%	11/14/14	1,400	1,355
Insurance (2.7%)
ACE INA Holdings, Inc.	5.875%	6/15/14	2,000	2,040
AEGON NV	4.750%	6/1/13	3,475	3,361
Aetna, Inc.	6.000%	6/15/16	3,850	3,970
Allstate Corp.	6.125%	2/15/12	3,000	3,095
Allstate Corp.	5.000%	8/15/14	1,325	1,295
American International Group, Inc.	4.250%	5/15/13	5,000	4,709
American International Group, Inc.	5.050%	10/1/15	5,775	5,631
American International Group, Inc.	5.600%	10/18/16	2,025	2,054
Aspen Insurance Holdings Ltd.	6.000%	8/15/14	1,100	1,067
Assurant, Inc.	5.625%	2/15/14	2,825	2,822
AXA Financial, Inc.	7.750%	8/1/10	1,500	1,618
Axis Capital Holdings	5.750%	12/1/14	1,800	1,789
Berkshire Hathaway Finance Corp.	4.750%	5/15/12	1,525	1,498
Berkshire Hathaway Finance Corp.	4.625%	10/15/13	4,450	4,312
Berkshire Hathaway Finance Corp.	5.100%	7/15/14	1,850	1,837
Berkshire Hathaway Finance Corp.	4.850%	1/15/15	6,600	6,399
CNA Financial Corp.	5.850%	12/15/14	4,100	4,113
CNA Financial Corp.	6.500%	8/15/16	3,400	3,538
Commerce Group, Inc.	5.950%	12/9/13	900	901
Fund American Cos., Inc.	5.875%	5/15/13	2,100	2,092
GE Global Insurance Holdings Corp.	7.750%	6/15/30	250	303
Genworth Financial, Inc.	5.750%	6/15/14	4,250	4,348
Genworth Financial, Inc.	4.950%	10/1/15	1,450	1,399
2 Genworth Financial, Inc.	6.150%	11/15/66	1,700	1,704
Hartford Financial Services Group, Inc.	4.625%	7/15/13	1,200	1,151
Hartford Financial Services Group, Inc.	5.500%	10/15/16	1,975	1,975
Humana Inc.	6.450%	6/1/16	2,625	2,697
2 ING Capital Funding Trust III	5.775%	12/8/49	3,800	3,790
Jefferson Pilot Corp.	4.750%	1/30/14	4,000	3,824
Lincoln National Corp.	6.200%	12/15/11	1,650	1,709
Loews Corp.	5.250%	3/15/16	500	488
Marsh & McLennan Cos., Inc.	6.250%	3/15/12	1,900	1,934
Marsh & McLennan Cos., Inc.	4.850%	2/15/13	2,000	1,882
Marsh & McLennan Cos., Inc.	5.750%	9/15/15	5,550	5,475
MetLife, Inc.	6.125%	12/1/11	1,500	1,554
MetLife, Inc.	5.375%	12/15/12	3,000	3,006
MetLife, Inc.	5.000%	11/24/13	2,325	2,273
MetLife, Inc.	5.500%	6/15/14	1,075	1,079
MetLife, Inc.	5.000%	6/15/15	4,050	3,933
Nationwide Financial Services	5.900%	7/1/12	2,650	2,708
Principal Life Income Funding	5.100%	4/15/14	4,250	4,174
Progressive Corp.	6.375%	1/15/12	2,500	2,611
Prudential Financial, Inc.	4.500%	7/15/13	4,500	4,277
Prudential Financial, Inc.	4.750%	4/1/14	3,200	3,060
Prudential Financial, Inc.	5.100%	9/20/14	1,625	1,591
Prudential Financial, Inc.	5.500%	3/15/16	1,950	1,953
St. Paul Travelers Cos., Inc.	5.500%	12/1/15	1,350	1,353
St. Paul Travelers Cos., Inc.	6.250%	6/20/16	2,025	2,133
Torchmark Corp.	6.375%	6/15/16	1,750	1,829
Transatlantic Holdings	5.750%	12/14/15	4,000	3,975
Travelers Property Casualty Corp.	5.000%	3/15/13	2,500	2,446
UnitedHealth Group, Inc.	5.000%	8/15/14	5,400	5,237
UnitedHealth Group, Inc.	4.875%	3/15/15	1,950	1,869
UnitedHealth Group, Inc.	5.375%	3/15/16	1,875	1,857
WellPoint Inc.	6.375%	1/15/12	1,650	1,720
WellPoint Inc.	6.800%	8/1/12	3,500	3,724
WellPoint Inc.	5.000%	12/15/14	4,375	4,235
WellPoint Inc.	5.250%	1/15/16	3,700	3,627
Willis North America Inc.	5.625%	7/15/15	2,750	2,632
XL Capital Ltd.	6.500%	1/15/12	75	78
XL Capital Ltd.	5.250%	9/15/14	6,525	6,407
Real Estate Investment Trusts (1.7%)
Archstone-Smith Operating Trust	5.625%	8/15/14	1,500	1,510
Archstone-Smith Operating Trust	5.250%	5/1/15	4,925	4,837
Arden Realty LP	5.250%	3/1/15	1,250	1,234
AvalonBay Communities, Inc.	5.500%	1/15/12	2,000	2,007
AvalonBay Communities, Inc.	6.125%	11/1/12	1,000	1,035
AvalonBay Communities, Inc.	5.750%	9/15/16	1,750	1,769
Boston Properties, Inc.	6.250%	1/15/13	5,225	5,445
Boston Properties, Inc.	5.625%	4/15/15	1,700	1,710
Brandywine Operating Partnership	5.400%	11/1/14	2,250	2,209
Colonial Realty LP	5.500%	10/1/15	1,800	1,758
Developers Diversified Realty Corp.	5.375%	10/15/12	1,875	1,858
EOP Operating LP	6.750%	2/15/12	2,200	2,380
EOP Operating LP	4.750%	3/15/14	4,150	4,109
ERP Operating LP	6.625%	3/15/12	4,500	4,735
ERP Operating LP	5.200%	4/1/13	1,000	983
ERP Operating LP	5.250%	9/15/14	4,025	3,965
ERP Operating LP	5.125%	3/15/16	1,000	969
ERP Operating LP	5.375%	8/1/16	475	468
Health Care Property Investors, Inc.	6.450%	6/25/12	1,075	1,104
Health Care Property Investors, Inc.	5.650%	12/15/13	4,400	4,338
Health Care REIT, Inc.	6.000%	11/15/13	4,725	4,748
Health Care REIT, Inc.	6.200%	6/1/16	925	931
HealthCare Realty Trust	5.125%	4/1/14	2,925	2,789
Hospitality Properties	5.125%	2/15/15	2,200	2,088
HRPT Properties Trust	6.250%	8/15/16	5,150	5,318
Kimco Realty Corp.	5.783%	3/15/16	1,350	1,367
Liberty Property LP	5.125%	3/2/15	4,450	4,282
ProLogis	5.500%	3/1/13	2,000	1,991
ProLogis	5.625%	11/15/15	2,800	2,793
ProLogis	5.750%	4/1/16	3,000	3,006
ProLogis	5.625%	11/15/16	1,925	1,913
Reckson Operating Partnership	6.000%	3/31/16	1,525	1,482
Regency Centers LP	6.750%	1/15/12	2,600	2,735
Regency Centers LP	5.250%	8/1/15	1,000	976
Simon Property Group Inc.	5.000%	3/1/12	400	393
Simon Property Group Inc.	6.350%	8/28/12	2,500	2,610
Simon Property Group Inc.	5.625%	8/15/14	2,350	2,371
Simon Property Group Inc.	5.100%	6/15/15	1,500	1,460
Simon Property Group Inc.	5.750%	12/1/15	4,600	4,670
Simon Property Group Inc.	6.100%	5/1/16	1,800	1,872
Simon Property Group Inc.	5.250%	12/1/16	3,625	3,532
Tanger Factory Outlet Centers, Inc.	6.150%	11/15/15	1,725	1,745

				1,228,056

Industrial (18.7%)
Basic Industry (1.6%)
Alcan, Inc.	4.875%	9/15/12	1,000	970
Alcan, Inc.	4.500%	5/15/13	2,825	2,662
Alcan, Inc.	5.200%	1/15/14	1,500	1,464
Alcan, Inc.	5.000%	6/1/15	1,575	1,501
Alcoa, Inc.	6.000%	1/15/12	3,000	3,076
Alcoa, Inc.	5.375%	1/15/13	3,000	2,991
Barrick Gold Finance Inc.	4.875%	11/15/14	2,050	1,940
BHP Billiton Finance	4.800%	4/15/13	10,000	9,678
BHP Billiton Finance	5.250%	12/15/15	2,725	2,704
Celulosa Arauco Constitution SA	5.125%	7/9/13	1,500	1,455
Celulosa Arauco Constitution SA	5.625%	4/20/15	5,150	5,098
Dow Chemical Co.	6.000%	10/1/12	3,575	3,676
E.I. du Pont de Nemours & Co.	4.750%	11/15/12	2,500	2,425
E.I. du Pont de Nemours & Co.	4.125%	3/6/13	1,500	1,404
E.I. du Pont de Nemours & Co.	5.250%	12/15/16	2,175	2,131
Falconbridge Ltd.	7.350%	6/5/12	1,500	1,618
ICI Wilmington	5.625%	12/1/13	1,600	1,589
Inco Ltd.	7.750%	5/15/12	2,550	2,786
Inco Ltd.	5.700%	10/15/15	1,675	1,634
International Paper Co.	5.850%	10/30/12	888	903
International Paper Co.	5.300%	4/1/15	4,175	4,018
International Paper Co.	5.250%	4/1/16	2,950	2,800
Lubrizol Corp.	5.500%	10/1/14	675	658
MeadWestvaco Corp.	6.850%	4/1/12	1,500	1,568
Monsanto Co.	7.375%	8/15/12	2,575	2,812
Noranda, Inc.	7.250%	7/15/12	2,325	2,511
Noranda, Inc.	6.000%	10/15/15	2,025	2,054
Plum Creek Timber Co.	5.875%	11/15/15	1,650	1,620
Potash Corp. of Saskatchewan	4.875%	3/1/13	1,500	1,447
Praxair, Inc.	6.375%	4/1/12	2,000	2,090
Praxair, Inc.	3.950%	6/1/13	2,500	2,308
3 Reliance Steel & Aluminum	6.200%	11/15/16	650	646
Temple Inland Inc.	7.875%	5/1/12	1,500	1,626
Temple Inland Inc.	6.375%	1/15/16	1,500	1,524
Vale Overseas Ltd.	6.250%	1/11/16	5,825	5,912
Weyerhaeuser Co.	6.750%	3/15/12	10,775	11,299
WMC Finance USA	5.125%	5/15/13	2,000	1,967
Capital Goods (2.3%)
2,3 BAE Systems Asset Trust	7.156%	12/15/11	531	555
Bemis Co. Inc.	4.875%	4/1/12	2,050	1,996
Boeing Capital Corp.	5.800%	1/15/13	6,500	6,678
Boeing Co.	5.125%	2/15/13	4,575	4,543
Brascan Corp.	7.125%	6/15/12	1,000	1,066
Caterpillar Financial Services Corp.	4.750%	2/17/15	5,125	4,872
Caterpillar Financial Services Corp.	4.625%	6/1/15	1,200	1,129
Caterpillar, Inc.	5.700%	8/15/16	3,500	3,546
CRH America Inc.	6.950%	3/15/12	4,575	4,834
CRH America Inc.	5.300%	10/15/13	2,075	2,017
CRH America Inc.	6.000%	9/30/16	5,250	5,299
Deere & Co.	6.950%	4/25/14	3,080	3,353
Emerson Electric Co.	4.625%	10/15/12	7,000	6,770
General Dynamics Corp.	4.250%	5/15/13	6,850	6,476
General Electric Co.	5.000%	2/1/13	17,975	17,780
Hanson PLC	5.250%	3/15/13	3,775	3,675
Hanson PLC	6.125%	8/15/16	1,000	1,016
Honeywell International, Inc.	5.400%	3/15/16	5,200	5,214
John Deere Capital Corp.	7.000%	3/15/12	8,340	8,951
3 Joy Global, Inc.	6.000%	11/15/16	1,275	1,272
Lafarge SA	6.500%	7/15/16	5,800	6,042
Lockheed Martin Corp.	7.650%	5/1/16	3,000	3,463
Masco Corp.	5.875%	7/15/12	1,600	1,604
Masco Corp.	4.800%	6/15/15	4,875	4,455
Masco Corp.	6.125%	10/3/16	1,850	1,860
Mohawk Industries Inc.	6.125%	1/15/16	9,075	8,997
Northrop Grumman Corp.	7.750%	3/1/16	2,900	3,364
3 Owens Corning, Inc.	6.500%	12/1/16	1,325	1,324
Raytheon Co.	5.500%	11/15/12	1,250	1,260
Raytheon Co.	5.375%	4/1/13	725	724
Textron, Inc.	6.500%	6/1/12	2,450	2,569
Tyco International Group SA	6.000%	11/15/13	4,800	4,980
United Technologies Corp.	6.100%	5/15/12	1,500	1,560
United Technologies Corp.	4.875%	5/1/15	6,425	6,213
Waste Management, Inc.	6.375%	11/15/12	1,250	1,308
Waste Management, Inc.	5.000%	3/15/14	4,200	4,050
Communication (4.7%)
Alltel Corp.	7.000%	7/1/12	3,225	3,356
America Movil SA de C.V	5.500%	3/1/14	5,650	5,530
America Movil SA de C.V	5.750%	1/15/15	1,525	1,514
AT&T Inc.	5.875%	2/1/12	4,050	4,138
AT&T Inc.	5.875%	8/15/12	1,450	1,483
AT&T Inc.	5.100%	9/15/14	15,500	15,085
AT&T Inc.	5.625%	6/15/16	1,725	1,714
BellSouth Corp.	4.750%	11/15/12	5,450	5,273
BellSouth Corp.	5.200%	9/15/14	3,100	3,034
CBS Corp.	5.625%	8/15/12	650	640
CenturyTel, Inc.	7.875%	8/15/12	1,650	1,788
CenturyTel, Inc.	5.000%	2/15/15	1,000	915
Cingular Wireless LLC	6.500%	12/15/11	6,500	6,826
Comcast Cable Communications Holdings Inc.	8.375%	3/15/13	10,235	11,658
Comcast Corp.	5.300%	1/15/14	8,515	8,334
Comcast Corp.	6.500%	1/15/15	3,825	3,992
Comcast Corp.	5.850%	11/15/15	3,800	3,810
Comcast Corp.	5.900%	3/15/16	3,650	3,662
Comcast Corp.	4.950%	6/15/16	2,175	2,030
Cox Communications, Inc.	7.125%	10/1/12	2,000	2,135
Cox Communications, Inc.	4.625%	6/1/13	4,000	3,765
Cox Communications, Inc.	5.450%	12/15/14	10,225	9,955
Cox Communications, Inc.	5.500%	10/1/15	1,250	1,214
Deutsche Telekom International Finance	5.250%	7/22/13	7,600	7,435
Deutsche Telekom International Finance	5.750%	3/23/16	2,725	2,696
Embarq Corp.	7.082%	6/1/16	12,675	12,928
Gannett Co., Inc.	6.375%	4/1/12	975	1,005
IAC/InteractiveCorp	7.000%	1/15/13	2,175	2,255
New Cingular Wireless Services	8.125%	5/1/12	7,125	8,012
News America Holdings, Inc.	9.250%	2/1/13	1,325	1,555
News America Inc.	5.300%	12/15/14	4,450	4,371
Nextel Communications	6.875%	10/31/13	6,000	6,066
Nextel Communications	5.950%	3/15/14	6,300	6,177
Nextel Communications	7.375%	8/1/15	9,400	9,654
Omnicom Group Inc.	5.900%	4/15/16	6,400	6,477
R.R. Donnelley & Sons Co.	4.950%	4/1/14	2,550	2,345
R.R. Donnelley & Sons Co.	5.500%	5/15/15	2,365	2,229
Reed Elsevier Capital	4.625%	6/15/12	1,700	1,626
Sprint Capital Corp.	8.375%	3/15/12	8,050	8,956
TCI Communications, Inc.	8.750%	8/1/15	3,895	4,593
Telecom Italia Capital	5.250%	11/15/13	5,075	4,855
Telecom Italia Capital	4.950%	9/30/14	13,225	12,250
Telecom Italia Capital	5.250%	10/1/15	2,850	2,660
Tele-Communications, Inc.	9.800%	2/1/12	1,000	1,180
Tele-Communications, Inc.	7.875%	8/1/13	5,401	5,987
Telefonica Emisiones SAU	6.421%	6/20/16	9,000	9,296
Telefonos de Mexico SA	5.500%	1/27/15	4,500	4,354
Telstra Corp. Ltd.	6.375%	4/1/12	2,500	2,582
Thomson Corp.	6.200%	1/5/12	3,075	3,173
Time Warner Entertainment	10.150%	5/1/12	400	474
Time Warner Entertainment	8.875%	10/1/12	2,500	2,830
Verizon Communications Corp.	5.550%	2/15/16	8,325	8,324
Verizon Florida, Inc.	6.125%	1/15/13	1,500	1,531
Verizon Global Funding Corp.	6.875%	6/15/12	3,975	4,252
Verizon Global Funding Corp.	7.375%	9/1/12	2,800	3,065
Verizon Global Funding Corp.	4.900%	9/15/15	2,000	1,906
Verizon Maryland, Inc.	6.125%	3/1/12	2,125	2,174
Verizon New Jersey, Inc.	5.875%	1/17/12	5,225	5,296
Verizon New York, Inc.	6.875%	4/1/12	3,425	3,561
Verizon Virginia, Inc.	4.625%	3/15/13	4,300	4,050
Vodafone Group PLC	5.000%	12/16/13	3,050	2,949
Vodafone Group PLC	5.375%	1/30/15	6,325	6,189
Vodafone Group PLC	5.000%	9/15/15	2,900	2,760
Vodafone Group PLC	5.750%	3/15/16	3,700	3,710
WPP Finance USA Corp.	5.875%	6/15/14	2,150	2,161
Consumer Cyclical (3.0%)
Brinker International	5.750%	6/1/14	1,700	1,650
Centex Corp.	7.500%	1/15/12	2,000	2,140
Centex Corp.	5.450%	8/15/12	1,125	1,104
Centex Corp.	5.125%	10/1/13	3,300	3,161
Centex Corp.	5.700%	5/15/14	1,000	983
Centex Corp.	6.500%	5/1/16	2,900	2,965
CVS Corp.	4.875%	9/15/14	1,675	1,604
CVS Corp.	6.125%	8/15/16	2,500	2,574
D.R. Horton, Inc.	5.375%	6/15/12	300	291
D.R. Horton, Inc.	5.625%	9/15/14	1,000	965
D.R. Horton, Inc.	5.250%	2/15/15	6,500	6,075
D.R. Horton, Inc.	5.625%	1/15/16	750	713
D.R. Horton, Inc.	6.500%	4/15/16	2,925	2,941
DaimlerChrysler North America Holding Corp.	7.300%	1/15/12	11,875	12,613
DaimlerChrysler North America Holding Corp.	6.500%	11/15/13	6,375	6,555
Home Depot Inc.	5.250%	12/16/13	4,450	4,424
Home Depot Inc.	5.400%	3/1/16	11,775	11,533
Johnson Controls, Inc.	4.875%	9/15/13	1,000	962
Johnson Controls, Inc.	5.500%	1/15/16	3,000	2,939
Lennar Corp.	5.950%	3/1/13	3,100	3,098
Lennar Corp.	5.600%	5/31/15	3,375	3,250
Limited Brands Inc.	5.250%	11/1/14	3,100	2,947
Lowe's Cos., Inc.	5.000%	10/15/15	4,275	4,107
Lowe's Cos., Inc.	5.400%	10/15/16	2,000	1,967
Marriott International	4.625%	6/15/12	1,175	1,112
Marriott International	6.200%	6/15/16	1,750	1,769
May Department Stores Co.	5.750%	7/15/14	3,600	3,518
McDonald's Corp.	5.750%	3/1/12	1,800	1,841
MDC Holdings Inc.	5.500%	5/15/13	3,625	3,465
Pulte Homes, Inc.	6.250%	2/15/13	1,000	1,019
Pulte Homes, Inc.	5.250%	1/15/14	2,750	2,642
Pulte Homes, Inc.	5.200%	2/15/15	550	523
Staples Inc.	7.375%	10/1/12	2,000	2,170
Starwood Hotel Resorts	7.875%	5/1/12	7,000	7,385
Target Corp.	5.875%	3/1/12	8,225	8,454
Target Corp.	4.000%	6/15/13	550	511
Target Corp.	5.875%	7/15/16	1,800	1,856
The Walt Disney Co.	6.375%	3/1/12	9,514	9,982
The Walt Disney Co.	5.625%	9/15/16	2,450	2,469
Time Warner, Inc.	6.750%	4/15/11	8,600	8,986
Time Warner, Inc.	6.875%	5/1/12	6,100	6,445
Time Warner, Inc.	9.125%	1/15/13	1,500	1,750
Time Warner, Inc.	5.875%	11/15/16	4,150	4,133
Toll Brothers, Inc.	6.875%	11/15/12	1,500	1,547
Toll Brothers, Inc.	5.950%	9/15/13	1,000	982
Toll Brothers, Inc.	5.150%	5/15/15	2,150	1,974
Viacom Inc.	6.250%	4/30/16	6,800	6,747
Wal-Mart Stores, Inc.	4.550%	5/1/13	3,450	3,321
Wal-Mart Stores, Inc.	4.500%	7/1/15	9,325	8,771
3 Western Union Co.	5.930%	10/1/16	3,800	3,755
Westinghouse Electric	8.625%	8/1/12	1,000	1,119
3 Wyndham Worldwide	6.000%	12/1/16	125	122
Yum! Brands, Inc.	7.700%	7/1/12	1,100	1,201
Yum! Brands, Inc.	6.250%	4/15/16	5,025	5,109
Consumer Noncyclical (4.0%)
Abbott Laboratories	4.350%	3/15/14	4,350	4,083
Abbott Laboratories	5.875%	5/15/16	8,500	8,768
Allergan Inc.	5.750%	4/1/16	3,300	3,347
Altria Group, Inc.	7.000%	11/4/13	4,750	5,176
AmerisourceBergen Corp.	5.625%	9/15/12	1,475	1,456
AmerisourceBergen Corp.	5.875%	9/15/15	4,425	4,306
Amgen Inc.	4.850%	11/18/14	5,700	5,525
Anheuser Busch Cos., Inc.	4.700%	4/15/12	1,500	1,454
Anheuser-Busch Cos., Inc.	4.375%	1/15/13	3,275	3,096
Archer-Daniels-Midland Co.	8.125%	6/1/12	4,000	4,506
AstraZeneca PLC	5.400%	6/1/14	3,050	3,061
Baxter International, Inc.	4.625%	3/15/15	3,150	2,968
Baxter International, Inc.	5.900%	9/1/16	2,600	2,677
Boston Scientific	5.450%	6/15/14	4,200	4,033
Boston Scientific	5.500%	11/15/15	2,000	2,004
Boston Scientific	6.400%	6/15/16	2,375	2,398
Bottling Group LLC	4.625%	11/15/12	6,000	5,795
Bottling Group LLC	5.000%	11/15/13	1,500	1,465
Bottling Group LLC	5.500%	4/1/16	4,525	4,524
Bunge Ltd. Finance Corp.	5.350%	4/15/14	2,900	2,793
Bunge Ltd. Finance Corp.	5.100%	7/15/15	1,925	1,809
Cardinal Health, Inc.	4.000%	6/15/15	2,200	1,948
3 Cardinal Health, Inc.	5.800%	10/15/16	2,750	2,737
Cia. Brasil de Bebidas AmBev	10.500%	12/15/11	2,900	3,516
Cia. Brasil de Bebidas AmBev	8.750%	9/15/13	2,800	3,280
Clorox Co.	5.000%	1/15/15	4,200	4,073
Coca-Cola HBC Finance	5.125%	9/17/13	2,400	2,356
Colgate-Palmolive Co.	5.980%	4/25/12	1,250	1,296
Coors Brewing Co.	6.375%	5/15/12	2,000	2,069
Diageo Capital PLC	5.125%	1/30/12	2,000	1,981
Diageo Capital PLC	5.500%	9/30/16	3,000	2,973
Diageo Finance BV	5.300%	10/28/15	2,675	2,630
Eli Lilly & Co.	6.000%	3/15/12	3,000	3,122
Fortune Brands Inc.	5.375%	1/15/16	9,050	8,581
Genentech Inc.	4.750%	7/15/15	2,900	2,776
General Mills, Inc.	6.000%	2/15/12	7,393	7,567
GlaxoSmithKline Capital Inc.	4.375%	4/15/14	8,075	7,609
H.J. Heinz Co.	6.000%	3/15/12	4,000	4,070
Health Management Associates Inc.	6.125%	4/15/16	1,100	1,042
Hershey Foods Corp.	5.450%	9/1/16	2,100	2,108
Hospira, Inc.	5.900%	6/15/14	675	654
Johnson & Johnson	3.800%	5/15/13	3,000	2,801
Kimberly-Clark Corp.	5.625%	2/15/12	5,150	5,240
Kimberly-Clark Corp.	4.875%	8/15/15	1,025	976
Kraft Foods, Inc.	6.250%	6/1/12	4,825	5,010
Kraft Foods, Inc.	5.250%	10/1/13	7,250	7,176
Kroger Co.	6.750%	4/15/12	7,100	7,453
Kroger Co.	5.500%	2/1/13	275	272
Kroger Co.	4.950%	1/15/15	2,325	2,192
Laboratory Corp. of America	5.500%	2/1/13	2,500	2,446
Laboratory Corp. of America	5.625%	12/15/15	1,250	1,220
McKesson Corp.	7.750%	2/1/12	2,000	2,185
Medco Health Solutions	7.250%	8/15/13	3,500	3,759
Medtronic Inc.	4.750%	9/15/15	3,200	3,036
Merck & Co.	4.375%	2/15/13	2,975	2,827
Merck & Co.	4.750%	3/1/15	3,400	3,242
Panamerican Beverages, Inc.	7.250%	7/1/09	1,000	1,045
PepsiAmericas Inc.	4.875%	1/15/15	2,875	2,747
Pfizer, Inc.	4.500%	2/15/14	2,875	2,771
Procter & Gamble Co.	4.950%	8/15/14	4,900	4,802
Procter & Gamble Co.	4.850%	12/15/15	3,000	2,907
Quest Diagnostic, Inc.	5.450%	11/1/15	2,400	2,306
Safeway, Inc.	5.800%	8/15/12	3,500	3,525
Schering-Plough Corp.	5.550%	12/1/13	5,750	5,756
Teva Pharmaceutical Finance LLC	5.550%	2/1/16	2,225	2,181
Tyson Foods, Inc.	6.850%	4/1/16	2,950	3,029
Universal Health Services, Inc.	7.125%	6/30/16	1,375	1,437
UST, Inc.	6.625%	7/15/12	1,000	1,055
WM Wrigley Jr. Co.	4.650%	7/15/15	3,350	3,178
Wyeth	5.500%	3/15/13	13,950	14,109
Wyeth	5.500%	2/1/14	6,775	6,802
Energy (1.5%)
Anadarko Petroleum Corp.	5.950%	9/15/16	9,600	9,606
Apache Corp.	6.250%	4/15/12	2,300	2,417
BP Amoco PLC	8.500%	4/1/12	1,700	1,950
Burlington Resources, Inc.	6.500%	12/1/11	4,025	4,218
Canadian Natural Resources	5.450%	10/1/12	1,650	1,638
Canadian Natural Resources	4.900%	12/1/14	2,950	2,781
Canadian Natural Resources	6.000%	8/15/16	3,350	3,379
ConocoPhillips Canada	5.300%	4/15/12	2,500	2,497
ConocoPhillips Canada	5.625%	10/15/16	10,000	10,062
Diamond Offshore Drilling	4.875%	7/1/15	2,050	1,927
Encana Corp.	4.750%	10/15/13	1,125	1,070
Encana Holdings Finance Corp.	5.800%	5/1/14	5,575	5,607
Global Santa Fe	5.000%	2/15/13	1,000	942
Husky Energy Inc.	6.250%	6/15/12	2,225	2,292
Marathon Oil Corp.	6.125%	3/15/12	6,900	7,087
Nexen, Inc.	5.050%	11/20/13	3,000	2,885
Occidental Petroleum	6.750%	1/15/12	3,750	3,987
Petro-Canada	4.000%	7/15/13	1,800	1,636
Petro-Canada Financial Partnership	5.000%	11/15/14	3,375	3,227
Questar Market Resources	6.050%	9/1/16	600	613
Sunoco, Inc.	4.875%	10/15/14	950	889
Sunoco, Inc.	5.750%	1/15/17	1,200	1,176
Talisman Energy, Inc.	5.125%	5/15/15	2,150	2,040
Valero Energy Corp.	6.875%	4/15/12	8,775	9,279
Weatherford International Inc.	5.500%	2/15/16	3,000	2,910
XTO Energy, Inc.	7.500%	4/15/12	1,000	1,086
XTO Energy, Inc.	6.250%	4/15/13	3,775	3,893
XTO Energy, Inc.	4.900%	2/1/14	2,750	2,626
XTO Energy, Inc.	5.000%	1/31/15	400	381
XTO Energy, Inc.	5.300%	6/30/15	1,625	1,573
Technology (1.0%)
Arrow Electronics, Inc.	6.875%	7/1/13	1,000	1,044
Cisco Systems Inc.	5.500%	2/22/16	15,050	15,092
Computer Sciences Corp.	5.000%	2/15/13	600	576
Electronic Data Systems	6.500%	8/1/13	4,325	4,368
First Data Corp.	4.850%	10/1/14	2,254	2,141
First Data Corp.	4.950%	6/15/15	2,500	2,382
Harris Corp.	5.000%	10/1/15	1,425	1,335
Hewlett-Packard Co.	6.500%	7/1/12	2,500	2,648
International Business Machines Corp.	4.750%	11/29/12	1,900	1,861
International Business Machines Corp.	7.500%	6/15/13	6,600	7,357
Oracle Corp.	5.250%	1/15/16	10,175	9,953
Pitney Bowes, Inc.	4.625%	10/1/12	250	241
Pitney Bowes, Inc.	3.875%	6/15/13	1,500	1,374
Pitney Bowes, Inc.	4.875%	8/15/14	6,075	5,841
Pitney Bowes, Inc.	4.750%	1/15/16	750	708
Science Applications International Corp.	6.250%	7/1/12	1,000	1,028
Xerox Corp.	7.625%	6/15/13	2,275	2,383
Xerox Corp.	6.400%	3/15/16	3,700	3,774
Transportation (0.5%)
American Airlines, Inc.	7.858%	10/1/11	1,425	1,557
Burlington Northern Santa Fe Corp.	5.900%	7/1/12	5,000	5,117
Canadian National Railway Co.	4.400%	3/15/13	2,000	1,902
Canadian National Railway Co.	5.800%	6/1/16	1,950	2,008
Continental Airlines, Inc.	6.563%	2/15/12	500	521
CSX Corp.	6.300%	3/15/12	4,625	4,794
Norfolk Southern Corp.	5.257%	9/17/14	3,095	3,056
Ryder System Inc.	5.850%	11/1/16	1,000	984
Southwest Airlines Co.	6.500%	3/1/12	2,400	2,502
Southwest Airlines Co.	5.250%	10/1/14	2,000	1,933
Southwest Airlines Co.	5.750%	12/15/16	1,300	1,274
Union Pacific Corp.	6.125%	1/15/12	100	103
Union Pacific Corp.	6.500%	4/15/12	4,425	4,643
Union Pacific Corp.	7.000%	2/1/16	550	604
Other (0.1%)
Black & Decker Corp.	4.750%	11/1/14	1,000	917
Black & Decker Corp.	5.750%	11/15/16	1,925	1,913
Cooper Industries, Inc.	5.250%	11/15/12	1,400	1,385
Dover Corp.	4.875%	10/15/15	2,400	2,301

				1,167,830

Utilities (4.1%)
Electric (3.1%)
American Electric Power Co., Inc.	5.250%	6/1/15	1,850	1,807
Arizona Public Service Co.	5.800%	6/30/14	500	498
Arizona Public Service Co.	4.650%	5/15/15	3,825	3,510
3 Baltimore Gas & Electric Co.	5.900%	10/1/16	2,250	2,265
Boston Edison Co.	4.875%	10/15/12	1,925	1,883
Boston Edison Co.	4.875%	4/15/14	2,350	2,282
Carolina Power & Light Co.	6.500%	7/15/12	1,850	1,941
Carolina Power & Light Co.	5.125%	9/15/13	8,220	8,107
Carolina Power & Light Co.	5.250%	12/15/15	3,000	2,945
CenterPoint Energy Houston	5.700%	3/15/13	4,000	4,029
CenterPoint Energy Houston	5.750%	1/15/14	500	503
Cincinnati Gas & Electric Co.	5.700%	9/15/12	3,900	3,926
Cleveland Electric Illumination Co.	5.650%	12/15/13	500	499
Commonwealth Edison Co.	6.150%	3/15/12	2,650	2,710
Commonwealth Edison Co.	4.700%	4/15/15	700	652
Consolidated Edison Co. of New York	4.875%	2/1/13	5,000	4,868
Consolidated Edison Co. of New York	5.500%	9/15/16	1,850	1,848
Constellation Energy Group, Inc.	7.000%	4/1/12	2,300	2,469
Constellation Energy Group, Inc.	4.550%	6/15/15	6,250	5,809
Consumers Energy Co.	5.000%	2/15/12	3,175	3,096
Consumers Energy Co.	5.375%	4/15/13	2,500	2,489
Consumers Energy Co.	5.500%	8/15/16	1,125	1,104
Dayton Power & Light	5.125%	10/1/13	1,875	1,844
Dominion Resources, Inc.	6.250%	6/30/12	4,000	4,156
Dominion Resources, Inc.	5.000%	3/15/13	1,500	1,458
Dominion Resources, Inc.	5.150%	7/15/15	6,525	6,345
Duke Capital Corp.	6.250%	2/15/13	2,150	2,209
Duke Capital Corp.	5.500%	3/1/14	1,000	988
Duke Capital Corp.	5.668%	8/15/14	1,000	997
Duke Energy Corp.	6.250%	1/15/12	4,450	4,632
Duke Energy Corp.	5.625%	11/30/12	2,000	2,035
Empresa Nacional Electric	8.350%	8/1/13	2,125	2,423
Energy East Corp.	6.750%	6/15/12	1,750	1,839
Exelon Corp.	4.900%	6/15/15	3,425	3,230
Exelon Generation Co. LLC	5.350%	1/15/14	1,000	983
Florida Power & Light Co.	4.850%	2/1/13	3,000	2,944
Florida Power Corp.	4.800%	3/1/13	3,000	2,910
FPL Group Capital, Inc.	6.350%	10/1/16	1,825	1,854
Jersey Central Power & Light	5.625%	5/1/16	3,675	3,660
Metropolitan Edison	4.875%	4/1/14	1,000	951
MidAmerican Energy Co.	5.125%	1/15/13	4,000	3,940
MidAmerican Energy Holdings Co.	5.875%	10/1/12	3,000	3,060
MidAmerican Energy Holdings Co.	5.000%	2/15/14	600	580
National Rural Utilities Cooperative Finance Corp.	7.250%	3/1/12	8,210	8,922
National Rural Utilities Cooperative Finance Corp.	4.750%	3/1/14	2,000	1,929
NiSource Finance Corp.	6.150%	3/1/13	2,500	2,543
NiSource Finance Corp.	5.400%	7/15/14	3,250	3,162
Northern States Power Co.	8.000%	8/28/12	2,500	2,812
Ohio Edison	6.400%	7/15/16	200	209
Ohio Power Co.	5.500%	2/15/13	2,000	1,996
Ohio Power Co.	6.000%	6/1/16	425	437
Oncor Electric Delivery Co.	6.375%	5/1/12	3,000	3,083
Oncor Electric Delivery Co.	6.375%	1/15/15	175	180
Pacific Gas & Electric Co.	4.800%	3/1/14	6,800	6,536
Pepco Holdings, Inc.	6.450%	8/15/12	3,425	3,545
PPL Energy Supply LLC	6.200%	5/15/16	500	516
Progress Energy, Inc.	6.850%	4/15/12	775	824
PSE&G Power LLC	6.950%	6/1/12	5,050	5,349
PSI Energy Inc.	5.000%	9/15/13	1,125	1,087
PSI Energy Inc.	6.050%	6/15/16	1,500	1,544
Public Service Co. of Colorado	7.875%	10/1/12	4,775	5,366
Public Service Co. of Colorado	5.500%	4/1/14	1,000	1,004
Public Service Electric & Gas	5.375%	9/1/13	2,000	1,992
Southern California Edison Co.	5.000%	1/15/14	4,200	4,088
Southern California Edison Co.	4.650%	4/1/15	2,625	2,485
Southern California Edison Co.	5.000%	1/15/16	925	896
Southern Power Co.	6.250%	7/15/12	5,130	5,311
Southern Power Co.	4.875%	7/15/15	1,125	1,070
Tampa Electric Co.	6.875%	6/15/12	1,000	1,064
Transalta Corp.	6.750%	7/15/12	125	130
TXU Energy Co.	7.000%	3/15/13	6,000	6,303
Union Electric Co.	5.400%	2/1/16	300	293
Virginia Electric & Power Co.	5.400%	1/15/16	4,450	4,391
Natural Gas (1.0%)
Atmos Energy Corp.	5.125%	1/15/13	2,000	1,937
Atmos Energy Corp.	4.950%	10/15/14	3,400	3,229
CenterPoint Energy Resources	7.875%	4/1/13	4,250	4,703
CenterPoint Energy Resources	6.150%	5/1/16	1,350	1,379
Consolidated Natural Gas	5.000%	12/1/14	1,675	1,609
Energy Transfer Partners LP	5.650%	8/1/12	1,950	1,957
Energy Transfer Partners LP	5.950%	2/1/15	3,275	3,296
Enterprise Products Operating LP	5.600%	10/15/14	4,750	4,659
Kinder Morgan Energy Partners LP	7.125%	3/15/12	2,950	3,121
Kinder Morgan Energy Partners LP	5.000%	12/15/13	2,200	2,092
Kinder Morgan Energy Partners LP	5.125%	11/15/14	2,150	2,053
Kinder Morgan, Inc.	6.500%	9/1/12	7,825	7,871
Kinder Morgan, Inc.	5.700%	1/5/16	1,000	922
Magellan Midstream Partners, LP	5.650%	10/15/16	650	633
National Grid PLC	6.300%	8/1/16	3,775	3,918
ONEOK Inc.	5.200%	6/15/15	3,100	2,916
ONEOK Partners, LP	5.900%	4/1/12	3,400	3,439
ONEOK Partners, LP	6.150%	10/1/16	3,125	3,168
San Diego Gas & Electric	5.300%	11/15/15	300	296
Sempra Energy	6.000%	2/1/13	1,925	1,976
Teppco Partners, LP	7.625%	2/15/12	2,000	2,152
Texas Gas Transmission	4.600%	6/1/15	500	460
Trans-Canada Pipelines	4.000%	6/15/13	3,000	2,760
Valero Logistics	6.050%	3/15/13	2,000	2,020

				253,911

Total Corporate Bonds
(Cost $2,672,358)				2,655,205

Sovereign Bonds (U.S. Dollar-Denominated) (6.1%)

Asian Development Bank	4.500%	9/4/12	6,500	6,335
Asian Development Bank	6.640%	5/27/14	521	571
Asian Development Bank	5.500%	6/27/16	2,900	2,991
China Development Bank	4.750%	10/8/14	2,700	2,590
China Development Bank	5.000%	10/15/15	3,450	3,345
Corp. Andina de Fomento	6.875%	3/15/12	2,300	2,441
Corp. Andina de Fomento	5.200%	5/21/13	3,500	3,439
Development Bank of Japan	4.250%	6/9/15	2,325	2,194
Eksportfinans	5.500%	5/25/16	7,100	7,315
European Bank for Reconstruction & Development	5.000%	5/19/14	3,400	3,394
European Investment Bank	4.625%	5/15/14	12,350	12,037
European Investment Bank	4.875%	2/16/16	9,250	9,119
European Investment Bank	5.125%	9/13/16	9,850	9,890
Export-Import Bank of Korea	5.125%	3/16/15	4,800	4,660
Financement Quebec	5.000%	10/25/12	2,000	1,984
Inter-American Development Bank	4.375%	9/20/12	6,500	6,278
Inter-American Development Bank	4.500%	9/15/14	3,000	2,912
Inter-American Development Bank	4.250%	9/14/15	9,420	8,894
Inter-American Development Bank	5.125%	9/13/16	3,700	3,718
International Bank for Reconstruction & Development	3.625%	5/21/13	2,500	2,319
International Bank for Reconstruction & Development	5.000%	4/1/16	4,375	4,339
Japan Finance Corp.	4.625%	4/21/15	5,600	5,460
Korea Development Bank	5.750%	9/10/13	6,675	6,800
Korea Electric Power	7.750%	4/1/13	2,300	2,589
Kreditanstalt fur Wiederaufbau	4.125%	10/15/14	6,475	6,109
Kreditanstalt fur Wiederaufbau	5.125%	3/14/16	15,800	15,931
Landwirtschaftliche Rentenbank	4.875%	11/16/15	2,025	1,984
Oesterreichische Kontrollbank	4.500%	3/9/15	2,600	2,510
Oesterreichische Kontrollbank	4.875%	2/16/16	5,000	4,926
Ontario Hydro Electric	7.450%	3/31/13	3,000	3,370
2 Pemex Finance Ltd.	9.690%	8/15/09	2,750	2,896
Pemex Project Funding Master Trust	7.375%	12/15/14	4,825	5,324
Pemex Project Funding Master Trust	5.750%	12/15/15	9,015	8,983
People's Republic of China	4.750%	10/29/13	5,000	4,906
Province of Manitoba	7.500%	2/22/10	1,000	1,069
Province of Nova Scotia	5.750%	2/27/12	2,500	2,566
Province of Ontario	4.750%	1/19/16	16,725	16,281
Province of Ontario	5.450%	4/27/16	7,100	7,271
Province of Quebec	4.875%	5/5/14	5,500	5,402
Province of Quebec	4.600%	5/26/15	4,800	4,590
Province of Quebec	5.125%	11/14/16	8,675	8,592
Province of Saskatchewan	7.375%	7/15/13	1,000	1,123
Quebec Hydro Electric	7.500%	4/1/16	2,500	2,880
Republic of Chile	7.125%	1/11/12	4,000	4,342
Republic of Chile	5.500%	1/15/13	4,450	4,519
Republic of Hungary	4.750%	2/3/15	7,350	6,966
Republic of Italy	5.625%	6/15/12	21,625	22,068
Republic of Italy	4.500%	1/21/15	8,900	8,666
Republic of Italy	4.750%	1/25/16	4,075	3,950
Republic of Italy	5.250%	9/20/16	24,500	24,632
Republic of Korea	4.250%	6/1/13	10,725	10,095
Republic of Poland	6.250%	7/3/12	5,875	6,154
Republic of Poland	5.250%	1/15/14	4,700	4,724
Republic of Poland	5.000%	10/19/15	4,500	4,413
Republic of South Africa	7.375%	4/25/12	7,150	7,713
Republic of South Africa	6.500%	6/2/14	2,225	2,333
State of Israel	4.625%	6/15/13	3,550	3,394
State of Israel	5.125%	3/1/14	2,000	1,948
State of Israel	5.500%	11/9/16	4,025	4,022
United Mexican States	6.375%	1/16/13	6,574	6,926
United Mexican States	5.875%	1/15/14	9,325	9,558
United Mexican States	6.625%	3/3/15	14,200	15,265
United Mexican States	11.375%	9/15/16	1,425	2,052
United Mexican States	5.625%	1/15/17	2,750	2,756

Total Sovereign Bonds
(Cost $381,411)				378,823

Taxable Municipal Bonds (0.0%)

Wisconsin Public Service Rev	4.800%	5/1/13	1,350	1,323
(Cost $1,347)

Temporary Cash Investment (1.7%)			Shares

4 Vanguard Market Liquidity Fund, 5.294%
(Cost $104,078)			104,078,428	104,078

Total Investments (99.7%)
(Cost $6,230,770)				6,208,157

Other Assets and Liabilities - Net (0.3%)				19,671

Net Assets (100%)				6,227,828

1 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, the aggregate value of these securities was $17,191,000, representing 0.3% of net assets.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Charles D. Ellis, Rajiv L. Gupta, JoAnn Heffernan Heisen, André F. Perold, Alfred M. Rankin, Jr., and J. Lawrence Wilson.

Item 4: Principal Accountant Fees and Services.

(a)     Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended December 31, 2006: $151,000
Fiscal Year Ended December 31, 2005: $87,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group

Fiscal Year Ended December 31, 2006:$2,347,620
Fiscal Year Ended December 31, 2005:$2,152,740

(b)     Audit-Related Fees.

Fiscal Year Ended December 31, 2006: $530,000
Fiscal Year Ended December 31, 2005: $382,200

Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(c)     Tax Fees.

Fiscal Year Ended December 31, 2006: $101,300
Fiscal Year Ended December 31, 2005: $98,400

Includes fees billed in connection with tax compliance, planning and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d)     All Other Fees.

Fiscal Year Ended December 31, 2006: $0
Fiscal Year Ended December 31, 2005: $0

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(e)     (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

        In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

        The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or (4) other registered investment companies in the Vanguard Group.

    (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)     For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)    Aggregate Non-Audit Fees.

Fiscal Year Ended December 31, 2006:$101,300
Fiscal Year Ended December 31, 2005: $98,400

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h)     For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Not applicable.

Item 6: Not applicable.

Item 7: Not applicable.

Item 8: Not applicable.

Item 9: Not applicable.

Item 10: Not applicable

Item 11: Controls and Procedures.

    (a)    Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

    (b)    Internal Control Over Financial Reporting. There were no significant changes in Registrant’s internal control over financial reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD BOND INDEX FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	February 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD BOND INDEX FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	February 14, 2007

VANGUARD BOND INDEX FUNDS
BY:	(signature)
(HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	February 14, 2007

* By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.